UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

This report on Form N-CSR relates solely to the Registrant's to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2016 Fund	3.71%	4.12%	3.15%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2016 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2018 Fund	5.96%	4.81%	3.61%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2018 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2020 Fund	8.11%	5.30%	3.91%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2020 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2022 Fund	9.80%	5.69%	4.17%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2022 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2024 Fund	11.12%	5.94%	4.35%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2024 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2026 Fund	12.06%	6.08%	4.39%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2026 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2028 Fund	12.76%	6.19%	4.45%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2028 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Barclays U.S. Aggregate Bond IndexA performed over the same period.

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2030 Fund	13.33%	6.29%	4.50%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2030 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2032 Fund	13.83%	6.32%	4.49%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2032 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2034 Fund	14.27%	6.33%	4.44%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2034 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2036 Fund	14.74%	6.36%	4.45%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2036 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2038 Fund	15.26%	6.42%	4.04%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2038 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2040 Fund	15.86%	6.62%	4.21%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2040 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2042 Fund	16.57%	6.78%	4.33%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2042 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note. Bonds, on the other hand, were a bit of a mixed bag. U.S. high-income securities rallied strongly alongside equities for most of the period, buoyed by solid underlying fundamentals and strong technicals. Demand outpaced supply, as investors flocked to higher-risk, higher-yielding securities amid a persistently low interest rate environment. The tide turned, however, late in the period, as interest rates spiked on jitters about the Fed's stimulus-withdrawal strategy. High-yield bonds cooled off considerably in response, but still managed a 9.53% return for the year, according to The BofA Merrill LynchSM US High Yield Constrained Index. The more rate-sensitive U.S. investment-grade bond category faced particularly tough sledding and finished the period in the red, with the Barclays® U.S. Aggregate Bond Index returning -1.91%, its largest trailing one-year loss since January 1995.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Income Replacement FundsSM: For the year, each of the Funds' Retail Class shares posted a positive absolute result. The longest-dated Funds - which are designed for shareholders who have a longer investment time horizon - delivered the largest returns. Seven of the eight underlying equity funds outperformed the S&P 500®, which serves as the benchmark for the equity asset class. Here, the Funds' two largest positions - Fidelity® Series Broad Market Opportunities Fund and Fidelity® Equity-Income Fund - were among the strongest performers. The Funds also benefited from exposure to Fidelity Large Cap Stock Fund, which replaced Fidelity Disciplined Equity Fund during the second half of the period. Shifting to the Funds' sole non-U.S. equity holding, Fidelity Advisor® International Discovery Fund added to absolute performance. Conversely, Fidelity Series 100 Index Fund was the only underlying equity fund to lag the equity asset class benchmark. Turning to fixed income, bond investors faced a challenging investment environment. Investment-grade bonds lost some of their luster during the period, as investors sought higher yields and became increasingly concerned about downside risk in a rising interest rate environment. That said, the Funds' bond asset class - which includes a diversified mix of underlying bond funds - finished in negative territory, but outperformed the -1.91% return of its benchmark, the Barclays® U.S. Aggregate Bond Index. Here, the Funds' positions in Fidelity Capital & Income Fund, which gained as investors sought higher-yielding bonds, and Fidelity Strategic Income Fund were the most beneficial on an absolute basis. Fidelity Strategic Income Fund holds U.S. government securities, non-U.S. developed-markets debt, emerging-markets debt and high-yield bonds, the last of which performed especially well given investors' stronger desire for yield during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,011.50	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,014.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,022.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,021.10	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,018.60	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,023.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,033.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,031.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.40	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,034.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,042.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,041.20	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,047.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,050.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,053.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,052.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,049.60	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,054.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,054.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,057.10	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,055.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,053.20	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,058.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,058.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,059.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,058.40	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,055.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,060.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,060.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,061.90	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,060.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,063.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,063.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,063.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,062.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.80	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,065.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,065.60	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,064.30	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,061.60	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,066.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,067.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,067.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,066.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,063.80	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,070.30	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,068.90	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,066.10	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,071.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,071.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,073.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,071.80	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,069.00	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,074.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,074.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.7	2.0
Fidelity Blue Chip Growth Fund	1.6	1.9
Fidelity Disciplined Equity Fund	0.0	2.1
Fidelity Equity-Income Fund	2.4	2.9
Fidelity Large Cap Stock Fund	1.8	0.0
Fidelity Series 100 Index Fund	1.6	1.9
Fidelity Series Broad Market Opportunities Fund	2.7	3.3
Fidelity Series Small Cap Opportunities Fund	0.2	0.3
	12.0	14.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.6	5.8
Fidelity Strategic Real Return Fund	4.6	5.8
Fidelity Total Bond Fund	13.8	17.3
	23.0	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	40.4	34.0
Fidelity Short-Term Bond Fund	24.6	22.7
	65.0	56.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Six months ago
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Expected
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.0%
Short-Term Funds	73.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 12.0%
	Shares	Value
Domestic Equity Funds - 12.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,088	$ 106,757
Fidelity Blue Chip Growth Fund (a)	1,657	98,838
Fidelity Equity-Income Fund (a)	2,715	151,494
Fidelity Large Cap Stock Fund (a)	4,624	114,261
Fidelity Series 100 Index Fund (a)	8,853	98,617
Fidelity Series Broad Market Opportunities Fund (a)	13,093	174,262
Fidelity Series Small Cap Opportunities Fund (a)	1,125	15,242
TOTAL EQUITY FUNDS (Cost $477,311)		759,471
Fixed-Income Funds - 23.0%

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Government Income Fund (a)	28,431	291,416
Fidelity Strategic Real Return Fund (a)	31,063	291,366
Fidelity Total Bond Fund (a)	82,812	876,146
TOTAL FIXED-INCOME FUNDS (Cost $1,341,725)		1,458,928
Short-Term Funds - 65.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,558,368	$ 2,558,368
Fidelity Short-Term Bond Fund (a)	181,806	1,556,260
TOTAL SHORT-TERM FUNDS (Cost $4,071,757)		4,114,628
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,890,793)		6,333,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(676)
NET ASSETS - 100%		$ 6,332,351
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 196,300	$ 40,015	$ 157,713	$ 326	$ 106,757
Fidelity Blue Chip Growth Fund	182,013	34,068	150,312	709	98,838
Fidelity Disciplined Equity Fund	210,633	30,025	274,082	3,912	-
Fidelity Equity-Income Fund	280,622	48,342	225,494	5,551	151,494
Fidelity Government Income Fund	552,361	113,514	344,423	5,688	291,416
Fidelity Institutional Money Market Portfolio Institutional Class	2,284,027	1,418,725	1,144,384	4,032	2,558,368
Fidelity Large Cap Stock Fund	-	137,384	24,343	209	114,261
Fidelity Series 100 Index Fund	182,376	43,353	143,592	11,750	98,617
Fidelity Series Broad Market Opportunities Fund	321,455	53,152	261,072	1,685	174,262
Fidelity Series Small Cap Opportunities Fund	28,030	6,238	23,630	96	15,242
Fidelity Short-Term Bond Fund	1,688,175	635,451	764,983	14,222	1,556,260
Fidelity Strategic Real Return Fund	555,593	100,173	356,069	9,012	291,366
Fidelity Total Bond Fund	1,662,789	350,745	1,053,045	34,949	876,146
Total	$ 8,144,374	$ 3,011,185	$ 4,923,142	$ 92,141	$ 6,333,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $5,890,793) - See accompanying schedule	$ 6,333,027

Liabilities
Distribution and service plan fees payable	676

Net Assets	$ 6,332,351
Net Assets consist of:
Paid in capital	$ 6,056,155
Undistributed net investment income	853
Accumulated undistributed net realized gain (loss) on investments	(166,891)
Net unrealized appreciation (depreciation) on investments	442,234
Net Assets	$ 6,332,351

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($330,738 ÷ 6,423.08 shares)	$ 51.49

Maximum offering price per share (100/94.25 of $51.49)	$ 54.63
Class T: Net Asset Value and redemption price per share ($134,978 ÷ 2,620.93 shares)	$ 51.50

Maximum offering price per share (100/96.50 of $51.50)	$ 53.37
Class C: Net Asset Value and offering price per share ($574,747 ÷ 11,179.25 shares)A	$ 51.41

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,262,051 ÷ 102,201.42 shares)	$ 51.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,837 ÷ 579.49 shares)	$ 51.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 92,141

Expenses
Distribution and service plan fees	$ 10,568
Independent trustees' compensation	29
Total expenses before reductions	10,597
Expense reductions	(29)	10,568
Net investment income (loss)		81,573
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	268,915
Capital gain distributions from underlying funds	80,156
Total net realized gain (loss)		349,071
Change in net unrealized appreciation (depreciation) on underlying funds		(168,305)
Net gain (loss)		180,766
Net increase (decrease) in net assets resulting from operations		$ 262,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,573	$ 145,008
Net realized gain (loss)	349,071	161,103
Change in net unrealized appreciation (depreciation)	(168,305)	(34,457)
Net increase (decrease) in net assets resulting from operations	262,339	271,654
Distributions to shareholders from net investment income	(82,163)	(145,571)
Distributions to shareholders from net realized gain	(30,226)	(38,550)
Total distributions	(112,389)	(184,121)
Share transactions - net increase (decrease)	(1,960,985)	(1,946,210)
Total increase (decrease) in net assets	(1,811,035)	(1,858,677)

Net Assets
Beginning of period	8,143,386	10,002,063
End of period (including undistributed net investment income of $853 and undistributed net investment income of $1,442, respectively)	$ 6,332,351	$ 8,143,386

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Income from Investment Operations
Net investment income (loss) C	.500	.736	.821	.831	1.118
Net realized and unrealized gain (loss)	1.219	.842	3.054	3.539	(3.686)
Total from investment operations	1.719	1.578	3.875	4.370	(2.568)
Distributions from net investment income	(.487)	(.733)	(.834)	(.830)	(1.132)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.689)	(.938)	(1.095)	(.950)	(1.572)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Total Return A, B	3.43%	3.23%	8.30%	10.08%	(5.07)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.98%	1.49%	1.68%	1.80%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331	$ 886	$ 1,798	$ 2,308	$ 2,599
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Income from Investment Operations
Net investment income (loss) C	.372	.612	.698	.716	1.025
Net realized and unrealized gain (loss)	1.225	.847	3.043	3.540	(3.690)
Total from investment operations	1.597	1.459	3.741	4.256	(2.665)
Distributions from net investment income	(.365)	(.594)	(.710)	(.716)	(1.025)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.567)	(.799)	(.971)	(.836)	(1.465)
Net asset value, end of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Total Return A, B	3.18%	2.98%	8.00%	9.81%	(5.30)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.73%	1.24%	1.42%	1.55%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 194	$ 529	$ 638	$ 499
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Income from Investment Operations
Net investment income (loss) C	.116	.364	.453	.485	.822
Net realized and unrealized gain (loss)	1.225	.837	3.055	3.531	(3.689)
Total from investment operations	1.341	1.201	3.508	4.016	(2.867)
Distributions from net investment income	(.179)	(.376)	(.447)	(.476)	(.813)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.381)	(.581)	(.708)	(.596)	(1.253)
Net asset value, end of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Total Return A, B	2.67%	2.45%	7.49%	9.24%	(5.76)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.23%	.74%	.92%	1.05%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 575	$ 891	$ 759	$ 1,075	$ 1,171
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Income from Investment Operations
Net investment income (loss) B	.627	.859	.944	.948	1.231
Net realized and unrealized gain (loss)	1.229	.838	3.055	3.539	(3.692)
Total from investment operations	1.856	1.697	3.999	4.487	(2.461)
Distributions from net investment income	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Total Return A	3.71%	3.48%	8.57%	10.36%	(4.82)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.23%	1.74%	1.93%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,262	$ 6,124	$ 6,873	$ 6,946	$ 4,733
Portfolio turnover rate C	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Income from Investment Operations
Net investment income (loss) B	.628	.861	.945	.947	1.235
Net realized and unrealized gain (loss)	1.228	.836	3.054	3.530	(3.686)
Total from investment operations	1.856	1.697	3.999	4.477	(2.451)
Distributions from net investment income	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Total Return A	3.71%	3.48%	8.57%	10.33%	(4.80)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.23%	1.74%	1.92%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 49	$ 44	$ 108	$ 109
Portfolio turnover rate C	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.0	3.2
Fidelity Blue Chip Growth Fund	2.8	2.9
Fidelity Disciplined Equity Fund	0.0	3.4
Fidelity Equity-Income Fund	4.2	4.5
Fidelity Large Cap Stock Fund	3.2	0.0
Fidelity Series 100 Index Fund	2.7	2.9
Fidelity Series Broad Market Opportunities Fund	4.9	5.2
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	21.2	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.5
Fidelity Strategic Real Return Fund	8.2	8.5
Fidelity Total Bond Fund	24.7	25.3
	41.1	42.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.4	16.7
Fidelity Short-Term Bond Fund	18.5	16.7
	36.9	33.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.3%
Short-Term Funds	33.4%

Expected
Domestic Equity Funds	19.6%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 22.0%
	Shares	Value
Domestic Equity Funds - 21.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,121	$ 170,368
Fidelity Blue Chip Growth Fund (a)	2,646	157,814
Fidelity Equity-Income Fund (a)	4,352	242,856
Fidelity Large Cap Stock Fund (a)	7,376	182,263
Fidelity Series 100 Index Fund (a)	14,135	157,461
Fidelity Series Broad Market Opportunities Fund (a)	20,958	278,946
Fidelity Series Small Cap Opportunities Fund (a)	1,783	24,159
TOTAL DOMESTIC EQUITY FUNDS		1,213,867
International Equity Funds - 0.8%
Fidelity Advisor International Discovery Fund Institutional Class (a)	1,289	47,187
TOTAL EQUITY FUNDS (Cost $1,006,129)		1,261,054
Fixed-Income Funds - 41.1%

Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund (a)	46,066	472,175
Fidelity Strategic Real Return Fund (a)	50,337	472,164
Fidelity Total Bond Fund (a)	134,003	1,417,756
TOTAL FIXED-INCOME FUNDS (Cost $2,387,103)		2,362,095
Short-Term Funds - 36.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,057,338	$ 1,057,338
Fidelity Short-Term Bond Fund (a)	123,601	1,058,027
TOTAL SHORT-TERM FUNDS (Cost $2,108,627)		2,115,365
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,501,859)		5,738,514
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574)
NET ASSETS - 100%		$ 5,737,940
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 132,206	$ 24,586	$ 133,397	$ 2,126	$ 47,187
Fidelity Advisor Mid Cap II Fund Institutional Class	201,003	55,315	119,506	377	170,368
Fidelity Blue Chip Growth Fund	186,939	43,633	112,267	794	157,814
Fidelity Disciplined Equity Fund	221,152	34,677	293,619	4,520	-
Fidelity Equity-Income Fund	294,015	68,749	175,768	6,582	242,856
Fidelity Government Income Fund	467,173	177,805	141,238	6,037	472,175
Fidelity Institutional Money Market Portfolio Institutional Class	871,771	452,940	267,373	1,520	1,057,338
Fidelity Large Cap Stock Fund	-	186,109	7,295	345	182,263
Fidelity Series 100 Index Fund	190,595	53,729	106,743	13,281	157,461
Fidelity Series Broad Market Opportunities Fund	332,577	73,700	198,600	1,921	278,946
Fidelity Series Small Cap Opportunities Fund	28,651	7,963	18,047	108	24,159
Fidelity Short-Term Bond Fund	876,559	453,818	270,918	7,918	1,058,027
Fidelity Strategic Real Return Fund	484,118	145,804	143,843	10,039	472,164
Fidelity Total Bond Fund	1,416,776	518,080	426,017	37,240	1,417,756
Total	$ 5,703,535	$ 2,296,908	$ 2,414,631	$ 92,808	$ 5,738,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $5,501,859) - See accompanying schedule		$ 5,738,514
Receivable for investments sold		708
Total assets		5,739,222

Liabilities
Payable for fund shares redeemed	$ 697
Distribution and service plan fees payable	585
Total liabilities		1,282

Net Assets		$ 5,737,940
Net Assets consist of:
Paid in capital		$ 5,984,764
Undistributed net investment income		1,066
Accumulated undistributed net realized gain (loss) on investments		(484,545)
Net unrealized appreciation (depreciation) on investments		236,655
Net Assets		$ 5,737,940

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($774,185 ÷ 14,760.72 shares)		$ 52.45

Maximum offering price per share (100/94.25 of $52.45)		$ 55.65
Class T: Net Asset Value and redemption price per share ($100,666 ÷ 1,918.31 shares)		$ 52.48

Maximum offering price per share (100/96.50 of $52.48)		$ 54.38
Class C: Net Asset Value and offering price per share ($497,709 ÷ 9,502.79 shares)A		$ 52.38

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,874,798 ÷ 73,863.24 shares)		$ 52.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($490,582 ÷ 9,350.76 shares)		$ 52.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 92,808

Expenses
Distribution and service plan fees	$ 6,645
Independent trustees' compensation	21
Total expenses before reductions	6,666
Expense reductions	(21)	6,645
Net investment income (loss)		86,163
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	60,029
Capital gain distributions from underlying funds	80,539
Total net realized gain (loss)		140,568
Change in net unrealized appreciation (depreciation) on underlying funds		92,673
Net gain (loss)		233,241
Net increase (decrease) in net assets resulting from operations		$ 319,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,163	$ 87,998
Net realized gain (loss)	140,568	133,708
Change in net unrealized appreciation (depreciation)	92,673	(43,406)
Net increase (decrease) in net assets resulting from operations	319,404	178,300
Distributions to shareholders from net investment income	(86,074)	(87,972)
Distributions to shareholders from net realized gain	(32,209)	(20,328)
Total distributions	(118,283)	(108,300)
Share transactions - net increase (decrease)	(166,169)	348,272
Total increase (decrease) in net assets	34,952	418,272

Net Assets
Beginning of period	5,702,988	5,284,716
End of period (including undistributed net investment income of $1,066 and undistributed net investment income of $1,086, respectively)	$ 5,737,940	$ 5,702,988

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Income from Investment Operations
Net investment income (loss) C	.719	.774	.836	.836	1.092
Net realized and unrealized gain (loss)	2.135	.909	3.655	3.763	(4.138)
Total from investment operations	2.854	1.683	4.491	4.599	(3.046)
Distributions from net investment income	(.705)	(.765)	(.834)	(.839)	(1.124)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.994)	(.963)	(1.071)	(.959)	(1.604)
Net asset value, end of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Total Return A, B	5.70%	3.45%	9.73%	10.80%	(6.06)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.57%	1.71%	1.83%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 774	$ 762	$ 784	$ 1,147	$ 833
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Income from Investment Operations
Net investment income (loss) C	.589	.651	.716	.722	.989
Net realized and unrealized gain (loss)	2.133	.909	3.664	3.759	(4.128)
Total from investment operations	2.722	1.560	4.380	4.481	(3.139)
Distributions from net investment income	(.573)	(.642)	(.723)	(.711)	(1.011)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.862)	(.840)	(.960)	(.831)	(1.491)
Net asset value, end of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Total Return A, B	5.43%	3.19%	9.48%	10.51%	(6.28)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.32%	1.46%	1.58%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 128	$ 148	$ 52	$ 91
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Income from Investment Operations
Net investment income (loss) C	.330	.403	.469	.495	.786
Net realized and unrealized gain (loss)	2.129	.912	3.659	3.760	(4.122)
Total from investment operations	2.459	1.315	4.128	4.255	(3.336)
Distributions from net investment income	(.350)	(.407)	(.471)	(.505)	(.794)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.639)	(.605)	(.708)	(.625)	(1.274)
Net asset value, end of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Total Return A, B	4.90%	2.68%	8.93%	9.98%	(6.75)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.82%	.96%	1.08%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 498	$ 439	$ 226	$ 201	$ 131
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Income from Investment Operations
Net investment income (loss) B	.848	.898	.960	.950	1.202
Net realized and unrealized gain (loss)	2.135	.908	3.657	3.761	(4.138)
Total from investment operations	2.983	1.806	4.617	4.711	(2.936)
Distributions from net investment income	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Total Return A	5.96%	3.71%	10.01%	11.07%	(5.81)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,875	$ 3,904	$ 3,806	$ 3,681	$ 3,435
Portfolio turnover rate C	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Income from Investment Operations
Net investment income (loss) B	.849	.891	.959	.950	1.175
Net realized and unrealized gain (loss)	2.124	.915	3.668	3.761	(4.121)
Total from investment operations	2.973	1.806	4.627	4.711	(2.946)
Distributions from net investment income	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Total Return A	5.94%	3.71%	10.03%	11.07%	(5.83)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 491	$ 470	$ 320	$ 350	$ 326
Portfolio turnover rate C	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.9	4.1
Fidelity Blue Chip Growth Fund	3.6	3.8
Fidelity Disciplined Equity Fund	0.0	4.4
Fidelity Equity-Income Fund	5.6	5.9
Fidelity Large Cap Stock Fund	4.2	0.0
Fidelity Series 100 Index Fund	3.6	3.9
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
	27.8	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.9
Fidelity Strategic Income Fund	0.4	0.9
	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	7.8
Fidelity Strategic Real Return Fund	8.0	7.8
Fidelity Total Bond Fund	24.0	23.2
	40.0	38.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.3	13.5
Fidelity Short-Term Bond Fund	14.4	13.5
	28.7	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	40.0%
Short-Term Funds	28.7%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.8%
Short-Term Funds	27.0%

Expected
Domestic Equity Funds	26.2%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 30.5%
	Shares	Value
Domestic Equity Funds - 27.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,239	$ 235,797
Fidelity Blue Chip Growth Fund (a)	3,668	218,782
Fidelity Equity-Income Fund (a)	6,025	336,182
Fidelity Large Cap Stock Fund (a)	10,219	252,502
Fidelity Series 100 Index Fund (a)	19,595	218,293
Fidelity Series Broad Market Opportunities Fund (a)	29,065	386,860
Fidelity Series Small Cap Opportunities Fund (a)	2,504	33,925
TOTAL DOMESTIC EQUITY FUNDS		1,682,341
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Institutional Class (a)	4,403	161,208
TOTAL EQUITY FUNDS (Cost $1,345,261)		1,843,549
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (a)	2,525	24,270
Fidelity Strategic Income Fund (a)	2,203	24,236
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,506

	Shares	Value
Investment Grade Fixed-Income Funds - 40.0%
Fidelity Government Income Fund (a)	47,099	$ 482,766
Fidelity Strategic Real Return Fund (a)	51,467	482,760
Fidelity Total Bond Fund (a)	137,006	1,449,522
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,415,048
TOTAL FIXED-INCOME FUNDS (Cost $2,444,994)		2,463,554
Short-Term Funds - 28.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	868,607	868,607
Fidelity Short-Term Bond Fund (a)	101,528	869,077
TOTAL SHORT-TERM FUNDS (Cost $1,725,827)		1,737,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,516,082)		6,044,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(393)
NET ASSETS - 100%		$ 6,044,394
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 160,549	$ 70,555	$ 105,044	$ 2,718	$ 161,208
Fidelity Advisor Mid Cap II Fund Institutional Class	215,224	110,384	134,485	436	235,797
Fidelity Blue Chip Growth Fund	200,292	92,840	126,277	899	218,782
Fidelity Capital & Income Fund	53,488	22,054	54,032	2,447	24,270
Fidelity Disciplined Equity Fund	237,576	88,853	375,529	5,151	-
Fidelity Equity-Income Fund	316,259	145,426	197,913	8,079	336,182
Fidelity Government Income Fund	360,633	267,383	117,415	5,406	482,766
Fidelity Institutional Money Market Portfolio Institutional Class	599,601	472,350	203,344	1,180	868,607
Fidelity Large Cap Stock Fund	-	251,859	4,371	498	252,502
Fidelity Series 100 Index Fund	204,612	104,650	118,954	15,376	218,293
Fidelity Series Broad Market Opportunities Fund	356,867	160,486	222,882	2,191	386,860
Fidelity Series Small Cap Opportunities Fund	30,733	15,372	19,724	122	33,925
Fidelity Short-Term Bond Fund	603,322	472,143	204,762	6,179	869,077
Fidelity Strategic Income Fund	53,081	21,814	50,080	1,716	24,236
Fidelity Strategic Real Return Fund	374,852	239,838	117,776	8,977	482,760
Fidelity Total Bond Fund	1,095,605	788,335	352,316	33,505	1,449,522
Total	$ 4,862,694	$ 3,324,342	$ 2,404,904	$ 94,880	$ 6,044,787
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $5,516,082) - See accompanying schedule	$ 6,044,787

Liabilities
Distribution and service plan fees payable	393

Net Assets	$ 6,044,394
Net Assets consist of:
Paid in capital	$ 5,549,902
Undistributed net investment income	1,135
Accumulated undistributed net realized gain (loss) on investments	(35,348)
Net unrealized appreciation (depreciation) on investments	528,705
Net Assets	$ 6,044,394

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($410,818 ÷ 7,666.08 shares)	$ 53.59

Maximum offering price per share (100/94.25 of $53.59)	$ 56.86
Class T: Net Asset Value and redemption price per share ($101,276 ÷ 1,889.74 shares)	$ 53.59

Maximum offering price per share (100/96.50 of $53.59)	$ 55.53
Class C: Net Asset Value and offering price per share ($322,230 ÷ 6,022.28 shares)A	$ 53.51

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($5,195,597 ÷ 96,957.33 shares)	$ 53.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,473 ÷ 270.08 shares)	$ 53.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 94,880

Expenses
Distribution and service plan fees	$ 5,048
Independent trustees' compensation	20
Total expenses before reductions	5,068
Expense reductions	(20)	5,048
Net investment income (loss)		89,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	137,025
Capital gain distributions from underlying funds	72,335
Total net realized gain (loss)		209,360
Change in net unrealized appreciation (depreciation) on underlying funds		125,629
Net gain (loss)		334,989
Net increase (decrease) in net assets resulting from operations		$ 424,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,832	$ 73,877
Net realized gain (loss)	209,360	43,077
Change in net unrealized appreciation (depreciation)	125,629	31,118
Net increase (decrease) in net assets resulting from operations	424,821	148,072
Distributions to shareholders from net investment income	(89,581)	(73,850)
Distributions to shareholders from net realized gain	(25,206)	(14,681)
Total distributions	(114,787)	(88,531)
Share transactions - net increase (decrease)	872,079	831,367
Total increase (decrease) in net assets	1,182,113	890,908

Net Assets
Beginning of period	4,862,281	3,971,373
End of period (including undistributed net investment income of $1,135 and undistributed net investment income of $884, respectively)	$ 6,044,394	$ 4,862,281

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Income from Investment Operations
Net investment income (loss) C	.770	.793	.817	.812	1.027
Net realized and unrealized gain (loss)	3.157	.884	4.128	3.930	(4.465)
Total from investment operations	3.927	1.677	4.945	4.742	(3.438)
Distributions from net investment income	(.774)	(.794)	(.826)	(.817)	(1.032)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.027)	(.977)	(1.045)	(.932)	(1.392)
Net asset value, end of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return A, B	7.84%	3.44%	10.79%	11.27%	(7.00)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.47%	1.61%	1.67%	1.79%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 408	$ 436	$ 607	$ 502
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Income from Investment Operations
Net investment income (loss) C	.639	.670	.696	.696	.926
Net realized and unrealized gain (loss)	3.145	.885	4.135	3.928	(4.460)
Total from investment operations	3.784	1.555	4.831	4.624	(3.534)
Distributions from net investment income	(.631)	(.672)	(.712)	(.699)	(.926)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.884)	(.855)	(.931)	(.814)	(1.286)
Net asset value, end of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return A, B	7.54%	3.18%	10.54%	10.98%	(7.23)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.22%	1.36%	1.42%	1.54%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 189	$ 196	$ 134	$ 171
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Income from Investment Operations
Net investment income (loss) C	.377	.422	.449	.473	.736
Net realized and unrealized gain (loss)	3.151	.876	4.132	3.923	(4.471)
Total from investment operations	3.528	1.298	4.581	4.396	(3.735)
Distributions from net investment income	(.415)	(.435)	(.452)	(.481)	(.725)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.668)	(.618)	(.671)	(.596)	(1.085)
Net asset value, end of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Total Return A, B	7.02%	2.65%	9.98%	10.43%	(7.70)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.72%	.86%	.92%	1.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322	$ 306	$ 228	$ 295	$ 221
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) B	.901	.917	.942	.925	1.125
Net realized and unrealized gain (loss)	3.160	.874	4.138	3.919	(4.464)
Total from investment operations	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return A	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.72%	1.86%	1.92%	2.04%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,196	$ 3,945	$ 3,079	$ 2,225	$ 1,624
Portfolio turnover rate C	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) B	.901	.917	.939	.928	1.138
Net realized and unrealized gain (loss)	3.160	.874	4.141	3.916	(4.477)
Total from investment operations	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return A	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.72%	1.86%	1.92%	2.04%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 32	$ 49	$ 95
Portfolio turnover rate C	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.9
Fidelity Blue Chip Growth Fund	4.4	4.5
Fidelity Disciplined Equity Fund	0.0	5.2
Fidelity Equity-Income Fund	6.7	7.0
Fidelity Large Cap Stock Fund	5.0	0.0
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series Broad Market Opportunities Fund	7.7	8.0
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	33.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.6	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.3	1.4
	2.6	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.4	7.2
Fidelity Total Bond Fund	22.0	21.5
	36.7	35.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.7	11.3
Fidelity Short-Term Bond Fund	11.8	11.3
	23.5	22.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.6%

Expected
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,058	$ 232,000
Fidelity Blue Chip Growth Fund (a)	3,606	215,074
Fidelity Equity-Income Fund (a)	5,930	330,881
Fidelity Large Cap Stock Fund (a)	10,057	248,520
Fidelity Series 100 Index Fund (a)	19,263	214,593
Fidelity Series Broad Market Opportunities Fund (a)	28,551	380,009
Fidelity Series Small Cap Opportunities Fund (a)	2,439	33,052
TOTAL DOMESTIC EQUITY FUNDS		1,654,129
International Equity Funds - 3.6%
Fidelity Advisor International Discovery Fund Institutional Class (a)	4,866	178,161
TOTAL EQUITY FUNDS (Cost $1,535,303)		1,832,290
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (a)	6,618	63,597
Fidelity Strategic Income Fund (a)	5,777	63,542
TOTAL HIGH YIELD FIXED-INCOME FUNDS		127,139

	Shares	Value
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund (a)	35,185	$ 360,647
Fidelity Strategic Real Return Fund (a)	38,449	360,654
Fidelity Total Bond Fund (a)	102,435	1,083,758
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,805,059
TOTAL FIXED-INCOME FUNDS (Cost $1,980,426)		1,932,198
Short-Term Funds - 23.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	579,040	579,040
Fidelity Short-Term Bond Fund (a)	67,680	579,345
TOTAL SHORT-TERM FUNDS (Cost $1,157,345)		1,158,385
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,673,074)		4,922,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117)
NET ASSETS - 100%		$ 4,922,756
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 183,474	$ 51,712	$ 95,878	$ 3,106	$ 178,161
Fidelity Advisor Mid Cap II Fund Institutional Class	219,937	76,642	107,505	465	232,000
Fidelity Blue Chip Growth Fund	204,630	60,542	100,262	920	215,074
Fidelity Capital & Income Fund	66,376	21,008	26,918	3,381	63,597
Fidelity Disciplined Equity Fund	242,600	42,423	332,865	5,224	-
Fidelity Equity-Income Fund	322,803	95,132	157,373	8,044	330,881
Fidelity Government Income Fund	297,834	160,431	75,874	4,214	360,647
Fidelity Institutional Money Market Portfolio Institutional Class	445,475	253,107	119,542	831	579,040
Fidelity Large Cap Stock Fund	-	265,493	21,450	514	248,520
Fidelity Series 100 Index Fund	208,907	72,419	93,189	15,600	214,593
Fidelity Series Broad Market Opportunities Fund	364,676	102,701	177,031	2,239	380,009
Fidelity Series Small Cap Opportunities Fund	31,064	10,434	15,607	125	33,052
Fidelity Short-Term Bond Fund	448,152	251,630	119,544	4,333	579,345
Fidelity Strategic Income Fund	65,896	20,636	21,708	2,379	63,542
Fidelity Strategic Real Return Fund	309,206	138,002	75,872	6,951	360,654
Fidelity Total Bond Fund	903,801	471,524	227,648	26,055	1,083,758
Total	$ 4,314,831	$ 2,093,836	$ 1,768,266	$ 84,381	$ 4,922,873
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,673,074) - See accompanying schedule	$ 4,922,873

Liabilities
Distribution and service plan fees payable	117

Net Assets	$ 4,922,756
Net Assets consist of:
Paid in capital	$ 5,198,377
Undistributed net investment income	964
Accumulated undistributed net realized gain (loss) on investments	(526,384)
Net unrealized appreciation (depreciation) on investments	249,799
Net Assets	$ 4,922,756

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($390,716.26 ÷ 7,214.609 shares)	$ 54.16

Maximum offering price per share (100/94.25 of $54.16)	$ 57.46
Class T: Net Asset Value and redemption price per share ($738.60 ÷ 13.617 shares)	$ 54.24

Maximum offering price per share (100/96.50 of $54.24)	$ 56.21
Class C: Net Asset Value and offering price per share ($53,555.35 ÷ 989.304 shares)A	$ 54.13

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,474,018.29 ÷ 82,617.815 shares)	$ 54.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,727.65 ÷ 68.856 shares)	$ 54.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 84,381

Expenses
Distribution and service plan fees	$ 1,287
Independent trustees' compensation	17
Total expenses before reductions	1,304
Expense reductions	(17)	1,287
Net investment income (loss)		83,094
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	42,053
Capital gain distributions from underlying funds	64,475
Total net realized gain (loss)		106,528
Change in net unrealized appreciation (depreciation) on underlying funds		240,421
Net gain (loss)		346,949
Net increase (decrease) in net assets resulting from operations		$ 430,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,094	$ 64,238
Net realized gain (loss)	106,528	53,984
Change in net unrealized appreciation (depreciation)	240,421	17,516
Net increase (decrease) in net assets resulting from operations	430,043	135,738
Distributions to shareholders from net investment income	(82,827)	(64,181)
Distributions to shareholders from net realized gain	(22,022)	(10,962)
Total distributions	(104,849)	(75,143)
Share transactions - net increase (decrease)	282,835	858,131
Total increase (decrease) in net assets	608,029	918,726

Net Assets
Beginning of period	4,314,727	3,396,001
End of period (including undistributed net investment income of $964 and undistributed net investment income of $814, respectively)	$ 4,922,756	$ 4,314,727

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Income from Investment Operations
Net investment income (loss) C	.825	.783	.817	.815	1.035
Net realized and unrealized gain (loss)	3.933	.842	4.431	3.980	(4.739)
Total from investment operations	4.758	1.625	5.248	4.795	(3.704)
Distributions from net investment income	(.804)	(.784)	(.824)	(.793)	(1.056)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.058)	(.955)	(1.038)	(1.085)	(1.476)
Net asset value, end of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Total Return A,B	9.54%	3.35%	11.58%	11.53%	(7.53)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.57%	1.59%	1.67%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391	$ 386	$ 72	$ 42	$ 122
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.686	.653	.691	.702	.933
Net realized and unrealized gain (loss)	3.958	.871	4.434	3.985	(4.736)
Total from investment operations	4.644	1.524	5.125	4.687	(3.803)
Distributions from net investment income	(.680)	(.643)	(.661)	(.685)	(.957)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.934)	(.814)	(.875)	(.977)	(1.377)
Net asset value, end of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Total Return A,B	9.29%	3.13%	11.30%	11.27%	(7.77)%
Ratios to Average Net Assets D,E
Expenses before reductions	.49% F	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49% F	.50%	.50%	.50%	.51%
Expenses net of all reductions	.49% F	.50%	.50%	.50%	.51%
Net investment income (loss)	1.30%	1.34%	1.43%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 5	$ 23	$ 77	$ 112
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.434	.411	.447	.477	.737
Net realized and unrealized gain (loss)	3.919	.845	4.434	3.989	(4.745)
Total from investment operations	4.353	1.256	4.881	4.466	(4.008)
Distributions from net investment income	(.459)	(.405)	(.437)	(.454)	(.752)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.713)	(.576)	(.651)	(.746)	(1.172)
Net asset value, end of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Total Return A,B	8.70%	2.58%	10.74%	10.72%	(8.25)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.83%	.84%	.92%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 28	$ 32	$ 44	$ 69
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Income from Investment Operations
Net investment income (loss) B	.956	.901	.937	.925	1.144
Net realized and unrealized gain (loss)	3.922	.849	4.438	3.978	(4.752)
Total from investment operations	4.878	1.750	5.375	4.903	(3.608)
Distributions from net investment income	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Total Return A	9.80%	3.62%	11.87%	11.80%	(7.30)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,474	$ 3,892	$ 3,266	$ 2,395	$ 2,353
Portfolio turnover rate C	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Income from Investment Operations
Net investment income (loss) B	.957	.900	.937	.918	1.131
Net realized and unrealized gain (loss)	3.921	.850	4.428	3.995	(4.749)
Total from investment operations	4.878	1.750	5.365	4.913	(3.618)
Distributions from net investment income	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Total Return A	9.80%	3.62%	11.85%	11.83%	(7.33)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 3	$ 4	$ 5	$ 166
Portfolio turnover rate C	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Blue Chip Growth Fund	4.9	5.0
Fidelity Disciplined Equity Fund	0.0	5.8
Fidelity Equity-Income Fund	7.6	7.8
Fidelity Large Cap Stock Fund	5.7	0.0
Fidelity Series 100 Index Fund	4.9	5.0
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.5	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.8
Fidelity Strategic Income Fund	1.7	1.8
	3.4	3.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.8
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.6	20.1
	34.3	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	10.0	9.6
	19.9	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.2%

Expected
Domestic Equity Funds	36.9%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,249	$ 152,094
Fidelity Blue Chip Growth Fund (a)	2,360	140,772
Fidelity Equity-Income Fund (a)	3,883	216,692
Fidelity Large Cap Stock Fund (a)	6,589	162,826
Fidelity Series 100 Index Fund (a)	12,608	140,457
Fidelity Series Broad Market Opportunities Fund (a)	18,727	249,252
Fidelity Series Small Cap Opportunities Fund (a)	1,609	21,797
TOTAL DOMESTIC EQUITY FUNDS		1,083,890
International Equity Funds - 4.5%
Fidelity Advisor International Discovery Fund Institutional Class (a)	3,558	130,259
TOTAL EQUITY FUNDS (Cost $997,022)		1,214,149
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund (a)	5,011	48,152
Fidelity Strategic Income Fund (a)	4,374	48,111
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,263

	Shares	Value
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Government Income Fund (a)	19,172	$ 196,513
Fidelity Strategic Real Return Fund (a)	20,950	196,512
Fidelity Total Bond Fund (a)	55,765	589,994
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		983,019
TOTAL FIXED-INCOME FUNDS (Cost $1,101,661)		1,079,282
Short-Term Funds - 19.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	284,337	284,337
Fidelity Short-Term Bond Fund (a)	33,235	284,490
TOTAL SHORT-TERM FUNDS (Cost $567,942)		568,827
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,666,625)		2,862,258
NET OTHER ASSETS (LIABILITIES) - 0.0%		(259)
NET ASSETS - 100%		$ 2,861,999
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 108,353	$ 66,463	$ 68,798	$ 1,904	$ 130,259
Fidelity Advisor Mid Cap II Fund Institutional Class	117,214	81,519	72,009	220	152,094
Fidelity Blue Chip Growth Fund	108,949	70,886	68,506	504	140,772
Fidelity Capital & Income Fund	39,313	26,053	18,985	2,229	48,152
Fidelity Disciplined Equity Fund	128,828	70,021	225,992	2,865	-
Fidelity Equity-Income Fund	171,688	108,153	103,978	4,779	216,692
Fidelity Government Income Fund	136,507	126,288	55,159	2,094	196,513
Fidelity Institutional Money Market Portfolio Institutional Class	187,573	174,707	77,944	372	284,337
Fidelity Large Cap Stock Fund	-	160,434	900	345	162,826
Fidelity Series 100 Index Fund	111,144	77,118	63,720	8,466	140,457
Fidelity Series Broad Market Opportunities Fund	194,050	120,327	117,422	1,238	249,252
Fidelity Series Small Cap Opportunities Fund	16,591	11,494	10,602	69	21,797
Fidelity Short-Term Bond Fund	188,694	174,351	77,952	1,952	284,490
Fidelity Strategic Income Fund	39,035	27,049	16,872	1,575	48,111
Fidelity Strategic Real Return Fund	141,621	116,270	55,158	3,550	196,512
Fidelity Total Bond Fund	414,206	374,261	165,329	12,954	589,994
Total	$ 2,103,766	$ 1,785,394	$ 1,199,326	$ 45,116	$ 2,862,258
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $2,666,625) - See accompanying schedule	$ 2,862,258

Liabilities
Distribution and service plan fees payable	259

Net Assets	$ 2,861,999
Net Assets consist of:
Paid in capital	$ 2,682,180
Undistributed net investment income	505
Accumulated undistributed net realized gain (loss) on investments	(16,319)
Net unrealized appreciation (depreciation) on investments	195,633
Net Assets	$ 2,861,999

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($424,366 ÷ 7,748.1 shares)	$ 54.77

Maximum offering price per share (100/94.25 of $54.77)	$ 58.11
Class T: Net Asset Value and redemption price per share ($189,657 ÷ 3,462.3 shares)	$ 54.78

Maximum offering price per share (100/96.50 of $54.78)	$ 56.77
Class C: Net Asset Value and offering price per share ($112,822 ÷ 2,063.9 shares)A	$ 54.66

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($2,107,899 ÷ 38,483.8 shares)	$ 54.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,255 ÷ 497.6 shares)	$ 54.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 45,116

Expenses
Distribution and service plan fees	$ 2,859
Independent trustees' compensation	9
Total expenses before reductions	2,868
Expense reductions	(9)	2,859
Net investment income (loss)		42,257
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,524
Capital gain distributions from underlying funds	33,816
Total net realized gain (loss)		74,340
Change in net unrealized appreciation (depreciation) on underlying funds		131,901
Net gain (loss)		206,241
Net increase (decrease) in net assets resulting from operations		$ 248,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,257	$ 32,792
Net realized gain (loss)	74,340	92,176
Change in net unrealized appreciation (depreciation)	131,901	(53,738)
Net increase (decrease) in net assets resulting from operations	248,498	71,230
Distributions to shareholders from net investment income	(42,100)	(32,783)
Distributions to shareholders from net realized gain	(9,399)	(6,730)
Total distributions	(51,499)	(39,513)
Share transactions - net increase (decrease)	561,492	181,392
Total increase (decrease) in net assets	758,491	213,109

Net Assets
Beginning of period	2,103,508	1,890,399
End of period (including undistributed net investment income of $505 and undistributed net investment income of $348, respectively)	$ 2,861,999	$ 2,103,508

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) C	.840	.821	.809	.811	1.014
Net realized and unrealized gain (loss)	4.571	.771	4.667	4.020	(5.004)
Total from investment operations	5.411	1.592	5.476	4.831	(3.990)
Distributions from net investment income	(.900)	(.794)	(.819)	(.791)	(1.020)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.121)	(.962)	(1.036)	(.901)	(1.500)
Net asset value, end of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Total Return A,B	10.86%	3.29%	12.13%	11.70%	(8.10)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%	1.68%	1.66%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424	$ 213	$ 187	$ 260	$ 287
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) C	.706	.699	.685	.701	.919
Net realized and unrealized gain (loss)	4.576	.769	4.672	4.025	(5.010)
Total from investment operations	5.282	1.468	5.357	4.726	(4.091)
Distributions from net investment income	(.771)	(.680)	(.690)	(.676)	(.919)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.992)	(.848)	(.907)	(.786)	(1.399)
Net asset value, end of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Total Return A,B	10.59%	3.03%	11.85%	11.43%	(8.34)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%	1.43%	1.41%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 175	$ 40	$ 54	$ 69
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Income from Investment Operations
Net investment income (loss) C	.444	.454	.443	.476	.726
Net realized and unrealized gain (loss)	4.564	.761	4.668	4.020	(5.005)
Total from investment operations	5.008	1.215	5.111	4.496	(4.279)
Distributions from net investment income	(.557)	(.437)	(.454)	(.456)	(.721)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.778)	(.605)	(.671)	(.566)	(1.201)
Net asset value, end of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Total Return A,B	10.03%	2.50%	11.30%	10.87%	(8.80)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.93%	.91%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 170	$ 172	$ 159	$ 147
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Income from Investment Operations
Net investment income (loss) B	.969	.942	.933	.924	1.118
Net realized and unrealized gain (loss)	4.563	.775	4.668	4.020	(5.011)
Total from investment operations	5.532	1.717	5.601	4.944	(3.893)
Distributions from net investment income	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Total Return A	11.12%	3.55%	12.41%	11.98%	(7.87)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,108	$ 1,521	$ 1,463	$ 1,026	$ 749
Portfolio turnover rate C	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Income from Investment Operations
Net investment income (loss) B	.969	.944	.930	.922	1.119
Net realized and unrealized gain (loss)	4.573	.763	4.671	4.032	(5.022)
Total from investment operations	5.542	1.707	5.601	4.954	(3.903)
Distributions from net investment income	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Total Return A	11.14%	3.53%	12.41%	12.00%	(7.89)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 25	$ 28	$ 37	$ 57
Portfolio turnover rate C	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Blue Chip Growth Fund	5.3	5.4
Fidelity Disciplined Equity Fund	0.0	6.2
Fidelity Equity-Income Fund	8.1	8.2
Fidelity Large Cap Stock Fund	6.1	0.0
Fidelity Series 100 Index Fund	5.3	5.3
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.7	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.4	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	1.9	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.5
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.5	19.3
	32.5	32.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.4
Fidelity Short-Term Bond Fund	8.8	8.5
	17.5	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,853	$ 122,791
Fidelity Blue Chip Growth Fund (a)	1,905	113,623
Fidelity Equity-Income Fund (a)	3,135	174,916
Fidelity Large Cap Stock Fund (a)	5,312	131,270
Fidelity Series 100 Index Fund (a)	10,177	113,368
Fidelity Series Broad Market Opportunities Fund (a)	15,107	201,073
Fidelity Series Small Cap Opportunities Fund (a)	1,287	17,439
TOTAL DOMESTIC EQUITY FUNDS		874,480
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Institutional Class (a)	3,177	116,306
TOTAL EQUITY FUNDS (Cost $828,729)		990,786
Fixed-Income Funds - 36.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (a)	4,388	42,166
Fidelity Strategic Income Fund (a)	3,830	42,132
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,298

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund (a)	13,617	$ 139,572
Fidelity Strategic Real Return Fund (a)	14,880	139,573
Fidelity Total Bond Fund (a)	39,645	419,449
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		698,594
TOTAL FIXED-INCOME FUNDS (Cost $804,830)		782,892
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	187,282	187,282
Fidelity Short-Term Bond Fund (a)	21,915	187,589
TOTAL SHORT-TERM FUNDS (Cost $374,523)		374,871
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,008,082)		2,148,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119)
NET ASSETS - 100%		$ 2,148,430
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 106,479	$ 43,290	$ 58,004	$ 2,002	$ 116,306
Fidelity Advisor Mid Cap II Fund Institutional Class	104,677	50,423	54,441	234	122,791
Fidelity Blue Chip Growth Fund	97,320	42,005	51,168	483	113,623
Fidelity Capital & Income Fund	37,097	17,502	14,491	2,020	42,166
Fidelity Disciplined Equity Fund	115,558	26,768	165,994	2,747	-
Fidelity Equity-Income Fund	153,706	63,947	78,459	4,112	174,916
Fidelity Government Income Fund	109,512	75,722	37,572	1,576	139,572
Fidelity Institutional Money Market Portfolio Institutional Class	141,722	94,292	48,732	265	187,282
Fidelity Large Cap Stock Fund	-	133,409	5,350	249	131,270
Fidelity Series 100 Index Fund	99,489	48,312	47,618	8,214	113,368
Fidelity Series Broad Market Opportunities Fund	173,397	70,150	88,203	1,184	201,073
Fidelity Series Small Cap Opportunities Fund	14,904	7,065	8,218	66	17,439
Fidelity Short-Term Bond Fund	142,610	94,827	49,672	1,376	187,589
Fidelity Strategic Income Fund	36,800	18,893	12,886	1,424	42,132
Fidelity Strategic Real Return Fund	113,902	66,676	37,572	2,706	139,573
Fidelity Total Bond Fund	332,105	223,546	112,804	9,761	419,449
Total	$ 1,779,278	$ 1,076,827	$ 871,184	$ 38,419	$ 2,148,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $2,008,082) - See accompanying schedule		$ 2,148,549
Receivable for investments sold		2,376
Total assets		2,150,925

Liabilities
Payable for fund shares redeemed	$ 2,377
Distribution and service plan fees payable	118
Total liabilities		2,495

Net Assets		$ 2,148,430
Net Assets consist of:
Paid in capital		$ 2,173,271
Undistributed net investment income		401
Accumulated undistributed net realized gain (loss) on investments		(165,709)
Net unrealized appreciation (depreciation) on investments		140,467
Net Assets		$ 2,148,430

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,069 ÷ 5,548.14 shares)		$ 54.81

Maximum offering price per share (100/94.25 of $54.81)		$ 58.15
Class T: Net Asset Value and redemption price per share ($84,894 ÷ 1,548.54 shares)		$ 54.82

Maximum offering price per share (100/96.50 of $54.82)		$ 56.81

Class C: Net Asset Value and offering price per share ($30,509 ÷ 557.10 shares)A		$ 54.76

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,701,646 ÷ 31,044.14 shares)		$ 54.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,312 ÷ 498.29 shares)		$ 54.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 38,419

Expenses
Distribution and service plan fees	$ 1,364
Independent trustees' compensation	7
Total expenses before reductions	1,371
Expense reductions	(7)	1,364
Net investment income (loss)		37,055
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,637
Capital gain distributions from underlying funds	28,307
Total net realized gain (loss)		58,944
Change in net unrealized appreciation (depreciation) on underlying funds		132,987
Net gain (loss)		191,931
Net increase (decrease) in net assets resulting from operations		$ 228,986

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,055	$ 34,853
Net realized gain (loss)	58,944	45,033
Change in net unrealized appreciation (depreciation)	132,987	(33,218)
Net increase (decrease) in net assets resulting from operations	228,986	46,668
Distributions to shareholders from net investment income	(36,935)	(34,935)
Distributions to shareholders from net realized gain	(8,863)	(6,646)
Total distributions	(45,798)	(41,581)
Share transactions - net increase (decrease)	186,174	(342,188)
Total increase (decrease) in net assets	369,362	(337,101)

Net Assets
Beginning of period	1,779,068	2,116,169
End of period (including undistributed net investment income of $401 and undistributed net investment income of $310, respectively)	$ 2,148,430	$ 1,779,068

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) C	.906	.793	.750	.743	1.042
Net realized and unrealized gain (loss)	4.920	.712	4.846	4.098	(5.184)
Total from investment operations	5.826	1.505	5.596	4.841	(4.142)
Distributions from net investment income	(.879)	(.789)	(.796)	(.771)	(1.028)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.106)	(.945)	(.996)	(.881)	(1.648)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Total Return A,B	11.79%	3.13%	12.52%	11.87%	(8.56)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.73%	1.64%	1.55%	1.68%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 139	$ 108	$ 45	$ 69
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) C	.781	.668	.630	.638	.944
Net realized and unrealized gain (loss)	4.911	.713	4.851	4.092	(5.184)
Total from investment operations	5.692	1.381	5.481	4.730	(4.240)
Distributions from net investment income	(.725)	(.675)	(.671)	(.670)	(.930)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.952)	(.831)	(.871)	(.780)	(1.550)
Net asset value, end of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Total Return A,B	11.50%	2.87%	12.26%	11.59%	(8.79)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.48%	1.39%	1.30%	1.44%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 298	$ 130	$ 116	$ 55
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Income from Investment Operations
Net investment income (loss) C	.508	.430	.387	.412	.757
Net realized and unrealized gain (loss)	4.915	.730	4.848	4.087	(5.183)
Total from investment operations	5.423	1.160	5.235	4.499	(4.426)
Distributions from net investment income	(.556)	(.374)	(.435)	(.449)	(.724)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.783)	(.530)	(.635)	(.559)	(1.344)
Net asset value, end of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Total Return A,B	10.93%	2.40%	11.70%	11.01%	(9.25)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.97%	.89%	.80%	.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 9	$ 184	$ 174	$ 183
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) B	1.040	.913	.878	.856	1.138
Net realized and unrealized gain (loss)	4.914	.711	4.844	4.091	(5.190)
Total from investment operations	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return A	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,702	$ 1,309	$ 1,666	$ 622	$ 357
Portfolio turnover rate C	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) B	1.039	.912	.870	.855	1.136
Net realized and unrealized gain (loss)	4.915	.712	4.852	4.092	(5.188)
Total from investment operations	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return A	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate C	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Blue Chip Growth Fund	5.5	5.6
Fidelity Disciplined Equity Fund	0.0	6.4
Fidelity Equity-Income Fund	8.5	8.6
Fidelity Large Cap Stock Fund	6.4	0.0
Fidelity Series 100 Index Fund	5.5	5.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.6	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.2	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.3	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.5	18.4
	30.9	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.0	7.8
	16.0	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 48.8%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	22,907	$ 480,592
Fidelity Blue Chip Growth Fund (a)	7,454	444,607
Fidelity Equity-Income Fund (a)	12,267	684,505
Fidelity Large Cap Stock Fund (a)	20,831	514,724
Fidelity Series 100 Index Fund (a)	39,822	443,617
Fidelity Series Broad Market Opportunities Fund (a)	59,146	787,235
Fidelity Series Small Cap Opportunities Fund (a)	5,055	68,500
TOTAL DOMESTIC EQUITY FUNDS		3,423,780
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	13,653	499,848
TOTAL EQUITY FUNDS (Cost $3,203,777)		3,923,628
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (a)	18,099	173,936
Fidelity Strategic Income Fund (a)	15,800	173,797
TOTAL HIGH YIELD FIXED-INCOME FUNDS		347,733

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund (a)	48,539	$ 497,527
Fidelity Strategic Real Return Fund (a)	53,042	497,534
Fidelity Total Bond Fund (a)	141,021	1,492,003
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,487,064
TOTAL FIXED-INCOME FUNDS (Cost $2,853,082)		2,834,797
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	642,394	642,394
Fidelity Short-Term Bond Fund (a)	75,086	642,734
TOTAL SHORT-TERM FUNDS (Cost $1,279,594)		1,285,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,336,453)		8,043,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134)
NET ASSETS - 100%		$ 8,043,419
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 387,888	$ 182,315	$ 160,308	$ 6,742	$ 499,848
Fidelity Advisor Mid Cap II Fund Institutional Class	348,439	196,711	143,018	732	480,592
Fidelity Blue Chip Growth Fund	323,721	163,943	134,592	1,499	444,607
Fidelity Capital & Income Fund	129,598	73,330	35,080	7,547	173,936
Fidelity Disciplined Equity Fund	383,435	105,550	572,750	8,440	-
Fidelity Equity-Income Fund	510,466	246,402	197,295	14,235	684,505
Fidelity Government Income Fund	337,867	266,850	80,339	5,163	497,527
Fidelity Institutional Money Market Portfolio Institutional Class	419,703	321,304	98,613	824	642,394
Fidelity Large Cap Stock Fund	-	514,855	10,286	1,097	514,724
Fidelity Series 100 Index Fund	330,434	181,513	118,064	25,786	443,617
Fidelity Series Broad Market Opportunities Fund	577,045	271,925	222,181	3,642	787,235
Fidelity Series Small Cap Opportunities Fund	49,604	27,706	21,999	204	68,500
Fidelity Short-Term Bond Fund	422,564	324,449	103,074	4,331	642,734
Fidelity Strategic Income Fund	128,662	81,069	32,209	5,340	173,797
Fidelity Strategic Real Return Fund	350,537	242,230	80,332	8,643	497,534
Fidelity Total Bond Fund	1,023,539	789,670	241,280	31,978	1,492,003
Total	$ 5,723,502	$ 3,989,822	$ 2,251,420	$ 126,203	$ 8,043,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $7,336,453) - See accompanying schedule		$ 8,043,553
Cash		1
Receivable for fund shares sold		35,000
Total assets		8,078,554

Liabilities
Payable for investments purchased	$ 34,996
Distribution and service plan fees payable	139
Total liabilities		35,135

Net Assets		$ 8,043,419
Net Assets consist of:
Paid in capital		$ 7,748,016
Undistributed net investment income		1,493
Accumulated undistributed net realized gain (loss) on investments		(413,190)
Net unrealized appreciation (depreciation) on investments		707,100
Net Assets		$ 8,043,419

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,631 ÷ 2,190.04 shares)		$ 55.54

Maximum offering price per share (100/94.25 of $55.54)		$ 58.93
Class T: Net Asset Value and redemption price per share ($326,432 ÷ 5,876.39 shares)		$ 55.55

Maximum offering price per share (100/96.50 of $55.55)		$ 57.56
Class C: Net Asset Value and offering price per share ($17,807 ÷ 320.89 shares)A		$ 55.49

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($7,494,106 ÷ 134,924.32 shares)		$ 55.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,443 ÷ 1,502.31 shares)		$ 55.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 126,203

Expenses
Distribution and service plan fees	$ 1,326
Independent trustees' compensation	24
Total expenses before reductions	1,350
Expense reductions	(24)	1,326
Net investment income (loss)		124,877
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101,427
Capital gain distributions from underlying funds	88,848
Total net realized gain (loss)		190,275
Change in net unrealized appreciation (depreciation) on underlying funds		480,221
Net gain (loss)		670,496
Net increase (decrease) in net assets resulting from operations		$ 795,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,877	$ 100,790
Net realized gain (loss)	190,275	155,086
Change in net unrealized appreciation (depreciation)	480,221	(131,252)
Net increase (decrease) in net assets resulting from operations	795,373	124,624
Distributions to shareholders from net investment income	(124,207)	(101,077)
Distributions to shareholders from net realized gain	(26,559)	(17,138)
Total distributions	(150,766)	(118,215)
Share transactions - net increase (decrease)	1,675,414	(405,722)
Total increase (decrease) in net assets	2,320,021	(399,313)

Net Assets
Beginning of period	5,723,398	6,122,711
End of period (including undistributed net investment income of $1,493 and undistributed net investment income of $996, respectively)	$ 8,043,419	$ 5,723,398

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Income from Investment Operations
Net investment income (loss) C	.868	.792	.802	.789	1.000
Net realized and unrealized gain (loss)	5.348	.666	4.972	4.116	(5.341)
Total from investment operations	6.216	1.458	5.774	4.905	(4.341)
Distributions from net investment income	(.879)	(.794)	(.815)	(.785)	(.979)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.106)	(.948)	(1.024)	(.895)	(1.309)
Net asset value, end of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Total Return A, B	12.49%	3.02%	12.85%	11.96%	(8.93)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.64%	1.63%	1.65%	1.78%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 133	$ 133	$ 359	$ 278
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Income from Investment Operations
Net investment income (loss) C	.738	.672	.682	.678	.905
Net realized and unrealized gain (loss)	5.346	.678	4.975	4.107	(5.340)
Total from investment operations	6.084	1.350	5.657	4.785	(4.435)
Distributions from net investment income	(.767)	(.676)	(.668)	(.675)	(.875)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.994)	(.830)	(.877)	(.785)	(1.205)
Net asset value, end of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Total Return A, B	12.21%	2.79%	12.57%	11.66%	(9.15)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.39%	1.38%	1.40%	1.53%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326	$ 128	$ 130	$ 328	$ 311
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Income from Investment Operations
Net investment income (loss) C	.471	.427	.438	.454	.711
Net realized and unrealized gain (loss)	5.346	.662	4.974	4.117	(5.333)
Total from investment operations	5.817	1.089	5.412	4.571	(4.622)
Distributions from net investment income	(.540)	(.435)	(.453)	(.431)	(.678)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.767)	(.589)	(.662)	(.541)	(1.008)
Net asset value, end of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Total Return A, B	11.65%	2.24%	12.01%	11.13%	(9.60)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.88%	.90%	1.02%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 33	$ 49	$ 51	$ 86
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) B	1.003	.914	.925	.900	1.087
Net realized and unrealized gain (loss)	5.340	.680	4.965	4.115	(5.330)
Total from investment operations	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return A	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,494	$ 5,405	$ 5,783	$ 5,383	$ 5,641
Portfolio turnover rate C	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) B	1.011	.916	.923	.899	1.097
Net realized and unrealized gain (loss)	5.332	.678	4.967	4.116	(5.340)
Total from investment operations	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return A	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate C	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.2
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Disciplined Equity Fund	0.0	6.6
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Large Cap Stock Fund	6.6	0.0
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.9	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.9	17.6
	29.9	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

Expected
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,339	$ 363,773
Fidelity Blue Chip Growth Fund (a)	5,645	336,749
Fidelity Equity-Income Fund (a)	9,294	518,628
Fidelity Large Cap Stock Fund (a)	15,758	389,387
Fidelity Series 100 Index Fund (a)	30,161	335,996
Fidelity Series Broad Market Opportunities Fund (a)	44,804	596,337
Fidelity Series Small Cap Opportunities Fund (a)	3,839	52,021
TOTAL DOMESTIC EQUITY FUNDS		2,592,891
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class (a)	11,275	412,788
TOTAL EQUITY FUNDS (Cost $2,426,940)		3,005,679
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (a)	14,258	137,015
Fidelity Strategic Income Fund (a)	12,446	136,911
TOTAL HIGH YIELD FIXED-INCOME FUNDS		273,926

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (a)	34,338	$ 351,965
Fidelity Strategic Real Return Fund (a)	37,525	351,986
Fidelity Total Bond Fund (a)	99,974	1,057,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,761,674
TOTAL FIXED-INCOME FUNDS (Cost $2,052,756)		2,035,600
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	429,392	429,392
Fidelity Short-Term Bond Fund (a)	50,188	429,610
TOTAL SHORT-TERM FUNDS (Cost $855,519)		859,002
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,335,215)		5,900,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289)
NET ASSETS - 100%		$ 5,899,992
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 302,006	$ 159,162	$ 114,135	$ 5,011	$ 412,788
Fidelity Advisor Mid Cap II Fund Institutional Class	249,381	150,967	89,441	487	363,773
Fidelity Blue Chip Growth Fund	232,123	131,323	87,571	1,016	336,749
Fidelity Capital & Income Fund	95,946	58,749	21,887	5,271	137,015
Fidelity Disciplined Equity Fund	275,140	65,771	395,497	5,766	-
Fidelity Equity-Income Fund	366,154	197,747	128,132	9,632	518,628
Fidelity Government Income Fund	228,894	184,647	44,220	3,271	351,965
Fidelity Institutional Money Market Portfolio Institutional Class	264,418	217,659	52,685	490	429,392
Fidelity Large Cap Stock Fund	-	383,236	1,532	756	389,387
Fidelity Series 100 Index Fund	237,100	144,318	77,602	17,356	335,996
Fidelity Series Broad Market Opportunities Fund	412,998	219,146	143,155	2,487	596,337
Fidelity Series Small Cap Opportunities Fund	35,399	21,202	13,436	139	52,021
Fidelity Short-Term Bond Fund	266,071	216,940	52,686	2,573	429,610
Fidelity Strategic Income Fund	95,196	63,718	19,447	3,730	136,911
Fidelity Strategic Real Return Fund	237,983	167,781	44,217	5,556	351,986
Fidelity Total Bond Fund	694,095	547,891	132,769	20,236	1,057,723
Total	$ 3,992,904	$ 2,930,257	$ 1,418,412	$ 83,777	$ 5,900,281
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $5,335,215) - See accompanying schedule		$ 5,900,281
Cash		1
Receivable for investments sold		2,000
Total assets		5,902,282

Liabilities
Payable for fund shares redeemed	1,997
Distribution and service plan fees payable	293
Total liabilities		2,290

Net Assets		$ 5,899,992
Net Assets consist of:
Paid in capital		$ 5,400,976
Undistributed net investment income		983
Accumulated undistributed net realized gain (loss) on investments		(67,033)
Net unrealized appreciation (depreciation) on investments		565,066
Net Assets		$ 5,899,992

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,943 ÷ 2,613.78 shares)		$ 55.45

Maximum offering price per share (100/94.25 of $55.45)		$ 58.83
Class T: Net Asset Value and redemption price per share ($15,306 ÷ 275.54 shares)		$ 55.55

Maximum offering price per share (100/96.50 of $55.55)		$ 57.56
Class C: Net Asset Value and offering price per share ($315,414 ÷ 5,701.07 shares)A		$ 55.33

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($5,366,844 ÷ 96,784.99 shares)		$ 55.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,485 ÷ 1,036.65 shares)		$ 55.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 83,777

Expenses
Distribution and service plan fees	$ 3,407
Independent trustees' compensation	16
Total expenses before reductions	3,423
Expense reductions	(16)	3,407
Net investment income (loss)		80,370
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	95,641
Capital gain distributions from underlying funds	59,682
Total net realized gain (loss)		155,323
Change in net unrealized appreciation (depreciation) on underlying funds		299,880
Net gain (loss)		455,203
Net increase (decrease) in net assets resulting from operations		$ 535,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,370	$ 77,258
Net realized gain (loss)	155,323	(19,660)
Change in net unrealized appreciation (depreciation)	299,880	71,227
Net increase (decrease) in net assets resulting from operations	535,573	128,825
Distributions to shareholders from net investment income	(80,007)	(77,373)
Distributions to shareholders from net realized gain	(17,604)	(13,766)
Total distributions	(97,611)	(91,139)
Share transactions - net increase (decrease)	1,469,395	(390,844)
Total increase (decrease) in net assets	1,907,357	(353,158)

Net Assets
Beginning of period	3,992,635	4,345,793
End of period (including undistributed net investment income of $983 and undistributed net investment income of $678, respectively)	$ 5,899,992	$ 3,992,635

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) C	.886	.815	.791	.718	.978
Net realized and unrealized gain (loss)	5.568	.598	5.066	4.180	(5.404)
Total from investment operations	6.454	1.413	5.857	4.898	(4.426)
Distributions from net investment income	(.896)	(.796)	(.801)	(.713)	(1.004)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.124)	(.943)	(.977)	(.818)	(1.494)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Total Return A, B	13.06%	2.94%	13.15%	12.08%	(9.22)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.67%	1.68%	1.63%	1.63%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145	$ 86	$ 72	$ 66	$ 55
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) C	.745	.715	.655	.603	.881
Net realized and unrealized gain (loss)	5.590	.598	5.076	4.182	(5.402)
Total from investment operations	6.335	1.313	5.731	4.785	(4.521)
Distributions from net investment income	(.757)	(.636)	(.665)	(.590)	(.909)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.985)	(.783)	(.841)	(.695)	(1.399)
Net asset value, end of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Total Return A, B	12.78%	2.72%	12.85%	11.79%	(9.45)%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% F	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% F	.46%	.50%	.50%	.50%
Expenses net of all reductions	.51% F	.46%	.50%	.50%	.50%
Net investment income (loss)	1.41%	1.48%	1.38%	1.37%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 13	$ 15	$ 45	$ 71
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Income from Investment Operations
Net investment income (loss) C	.486	.451	.428	.385	.693
Net realized and unrealized gain (loss)	5.561	.604	5.060	4.185	(5.400)
Total from investment operations	6.047	1.055	5.488	4.570	(4.707)
Distributions from net investment income	(.559)	(.448)	(.452)	(.385)	(.713)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.787)	(.595)	(.628)	(.490)	(1.203)
Net asset value, end of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Total Return A, B	12.21%	2.19%	12.30%	11.26%	(9.91)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.92%	.93%	.88%	.88%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315	$ 312	$ 270	$ 186	$ 178
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) B	1.015	.935	.917	.821	1.101
Net realized and unrealized gain (loss)	5.567	.608	5.062	4.178	(5.429)
Total from investment operations	6.582	1.543	5.979	4.999	(4.328)
Distributions from net investment income	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Total Return A	13.33%	3.22%	13.43%	12.34%	(8.99)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,367	$ 3,558	$ 3,962	$ 1,628	$ 303
Portfolio turnover rate C	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) B	1.020	.936	.911	.825	1.074
Net realized and unrealized gain (loss)	5.562	.607	5.058	4.184	(5.402)
Total from investment operations	6.582	1.543	5.969	5.009	(4.328)
Distributions from net investment income	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Total Return A	13.33%	3.22%	13.41%	12.36%	(8.99)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 24	$ 27	$ 36	$ 55
Portfolio turnover rate C	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.3
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	0.0	6.8
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	0.0
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.4	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.0
	29.0	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.7
Fidelity Short-Term Bond Fund	6.7	6.7
	13.3	13.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.4%

Expected
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,334	$ 300,718
Fidelity Blue Chip Growth Fund (a)	4,667	278,414
Fidelity Equity-Income Fund (a)	7,680	428,523
Fidelity Large Cap Stock Fund (a)	13,025	321,858
Fidelity Series 100 Index Fund (a)	24,936	277,791
Fidelity Series Broad Market Opportunities Fund (a)	37,014	492,658
Fidelity Series Small Cap Opportunities Fund (a)	3,169	42,934
TOTAL DOMESTIC EQUITY FUNDS		2,142,896
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class (a)	10,116	370,337
TOTAL EQUITY FUNDS (Cost $2,061,015)		2,513,233
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (a)	12,202	117,258
Fidelity Strategic Income Fund (a)	10,652	117,167
TOTAL HIGH YIELD FIXED-INCOME FUNDS		234,425

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund (a)	26,876	$ 275,478
Fidelity Strategic Real Return Fund (a)	29,369	275,483
Fidelity Total Bond Fund (a)	78,164	826,974
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,377,935
TOTAL FIXED-INCOME FUNDS (Cost $1,651,721)		1,612,360
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	317,994	317,994
Fidelity Short-Term Bond Fund (a)	37,169	318,164
TOTAL SHORT-TERM FUNDS (Cost $635,404)		636,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,348,140)		4,761,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$ 4,761,635
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 275,891	$ 130,923	$ 105,810	$ 5,263	$ 370,337
Fidelity Advisor Mid Cap II Fund Institutional Class	210,301	118,777	77,670	552	300,718
Fidelity Blue Chip Growth Fund	195,348	98,535	73,119	1,140	278,414
Fidelity Capital & Income Fund	83,548	48,127	18,811	5,221	117,258
Fidelity Disciplined Equity Fund	231,869	82,195	368,482	5,892	-
Fidelity Equity-Income Fund	308,866	148,618	110,023	9,592	428,523
Fidelity Government Income Fund	181,103	144,559	34,577	2,944	275,478
Fidelity Institutional Money Market Portfolio Institutional Class	205,940	152,321	40,267	431	317,994
Fidelity Large Cap Stock Fund	-	316,643	1,053	707	321,858
Fidelity Series 100 Index Fund	199,685	113,374	64,613	19,484	277,791
Fidelity Series Broad Market Opportunities Fund	348,223	163,027	122,359	2,813	492,658
Fidelity Series Small Cap Opportunities Fund	29,887	16,411	11,913	157	42,934
Fidelity Short-Term Bond Fund	207,297	151,746	40,267	2,256	318,164
Fidelity Strategic Income Fund	82,880	53,826	16,802	3,691	117,167
Fidelity Strategic Real Return Fund	188,689	129,772	34,577	5,199	275,483
Fidelity Total Bond Fund	550,423	426,777	103,707	18,233	826,974
Total	$ 3,299,950	$ 2,295,631	$ 1,224,050	$ 83,575	$ 4,761,751
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,348,140) - See accompanying schedule	$ 4,761,751

Liabilities
Distribution and service plan fees payable	116

Net Assets	$ 4,761,635
Net Assets consist of:
Paid in capital	$ 4,396,365
Undistributed net investment income	764
Accumulated undistributed net realized gain (loss) on investments	(49,105)
Net unrealized appreciation (depreciation) on investments	413,611
Net Assets	$ 4,761,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($228,977 ÷ 4,317.36 shares)	$ 53.04

Maximum offering price per share (100/94.25 of $53.04)	$ 56.28
Class T: Net Asset Value and redemption price per share ($26,637 ÷ 501.84 shares)	$ 53.08

Maximum offering price per share (100/96.50 of $53.08)	$ 55.01

Class C: Net Asset Value and offering price per share ($68,808 ÷ 1,298.40 shares)A	$ 52.99

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($4,418,387 ÷ 83,292.60 shares)	$ 53.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,826 ÷ 354.88 shares)	$ 53.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 83,575

Expenses
Distribution and service plan fees	$ 1,291
Independent trustees' compensation	15
Total expenses before reductions	1,306
Expense reductions	(15)	1,291
Net investment income (loss)		82,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	91,859
Capital gain distributions from underlying funds	58,728
Total net realized gain (loss)		150,587
Change in net unrealized appreciation (depreciation) on underlying funds		298,362
Net gain (loss)		448,949
Net increase (decrease) in net assets resulting from operations		$ 531,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,284	$ 39,662
Net realized gain (loss)	150,587	100,607
Change in net unrealized appreciation (depreciation)	298,362	(41,402)
Net increase (decrease) in net assets resulting from operations	531,233	98,867
Distributions to shareholders from net investment income	(81,963)	(39,403)
Distributions to shareholders from net realized gain	(32,634)	(105,815)
Total distributions	(114,597)	(145,218)
Share transactions - net increase (decrease)	1,045,148	1,767,286
Total increase (decrease) in net assets	1,461,784	1,720,935

Net Assets
Beginning of period	3,299,851	1,578,916
End of period (including undistributed net investment income of $764 and undistributed net investment income of $549, respectively)	$ 4,761,635	$ 3,299,851

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Income from Investment Operations
Net investment income (loss) C	.906	.717	.796	.727	.930
Net realized and unrealized gain (loss)	5.480	.618	5.086	4.154	(5.570)
Total from investment operations	6.386	1.335	5.882	4.881	(4.640)
Distributions from net investment income	(.852)	(.770)	(.812)	(.796)	(.960)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.256)	(2.495)	(1.002)	(.901)	(1.670)
Net asset value, end of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Total Return A,B	13.55%	2.85%	13.38%	12.19%	(9.66)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.37%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%	1.51%	1.66%	1.67%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229	$ 217	$ 214	$ 200	$ 183
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Income from Investment Operations
Net investment income (loss) C	.781	.599	.676	.620	.821
Net realized and unrealized gain (loss)	5.484	.599	5.107	4.147	(5.548)
Total from investment operations	6.265	1.198	5.783	4.767	(4.727)
Distributions from net investment income	(.721)	(.633)	(.693)	(.682)	(.863)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.125)	(2.358)	(.883)	(.787)	(1.573)
Net asset value, end of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Total Return A,B	13.27%	2.55%	13.14%	11.90%	(9.88)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.62%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%	1.26%	1.41%	1.43%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 24	$ 27	$ 35	$ 54
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Income from Investment Operations
Net investment income (loss) C	.529	.358	.434	.403	.624
Net realized and unrealized gain (loss)	5.469	.615	5.102	4.143	(5.532)
Total from investment operations	5.998	.973	5.536	4.546	(4.908)
Distributions from net investment income	(.534)	(.438)	(.446)	(.451)	(.662)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(.938)	(2.163)	(.636)	(.556)	(1.372)
Net asset value, end of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Total Return A,B	12.68%	2.07%	12.55%	11.33%	(10.32)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.12%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%	.76%	.91%	.93%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 52	$ 22	$ 29	$ 46
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) B	1.033	.836	.918	.832	1.014
Net realized and unrealized gain (loss)	5.479	.618	5.095	4.147	(5.557)
Total from investment operations	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return A	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.12%	.00% D	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,418	$ 2,991	$ 1,297	$ 1,391	$ 1,285
Portfolio turnover rate C	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) B	1.032	.835	.904	.834	1.009
Net realized and unrealized gain (loss)	5.480	.619	5.109	4.145	(5.552)
Total from investment operations	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return A	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.12%	.00% D	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 17	$ 19	$ 61	$ 55
Portfolio turnover rate C	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.4
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	0.0	6.9
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	0.0
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.6	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.5	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.8	16.6
	28.0	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.1
Fidelity Short-Term Bond Fund	6.3	6.1
	12.5	12.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.2%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	12.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 54.4%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,855	$ 269,698
Fidelity Blue Chip Growth Fund (a)	4,185	249,635
Fidelity Equity-Income Fund (a)	6,886	384,259
Fidelity Large Cap Stock Fund (a)	11,667	288,297
Fidelity Series 100 Index Fund (a)	22,359	249,076
Fidelity Series Broad Market Opportunities Fund (a)	33,173	441,539
Fidelity Series Small Cap Opportunities Fund (a)	2,851	38,625
TOTAL DOMESTIC EQUITY FUNDS		1,921,129
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Institutional Class (a)	9,798	358,688
TOTAL EQUITY FUNDS (Cost $1,784,683)		2,279,817
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (a)	11,262	108,224
Fidelity Strategic Income Fund (a)	9,831	108,142
TOTAL HIGH YIELD FIXED-INCOME FUNDS		216,366

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund (a)	22,877	$ 234,485
Fidelity Strategic Real Return Fund (a)	24,999	234,491
Fidelity Total Bond Fund (a)	66,491	703,473
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,172,449
TOTAL FIXED-INCOME FUNDS (Cost $1,365,073)		1,388,815
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	261,036	261,036
Fidelity Short-Term Bond Fund (a)	30,511	261,172
TOTAL SHORT-TERM FUNDS (Cost $518,564)		522,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,668,320)		4,190,840
NET OTHER ASSETS (LIABILITIES) - 0.0%		(76)
NET ASSETS - 100%		$ 4,190,764
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 213,267	$ 188,128	$ 94,232	$ 3,743	$ 358,688
Fidelity Advisor Mid Cap II Fund Institutional Class	150,826	146,652	66,677	319	269,698
Fidelity Blue Chip Growth Fund	140,313	130,306	65,914	649	249,635
Fidelity Capital & Income Fund	61,723	62,417	18,222	4,101	108,224
Fidelity Disciplined Equity Fund	166,174	94,744	300,991	3,735	-
Fidelity Equity-Income Fund	221,370	198,551	95,952	6,937	384,259
Fidelity Government Income Fund	125,719	152,521	32,101	2,170	234,485
Fidelity Institutional Money Market Portfolio Institutional Class	130,816	165,553	35,333	290	261,036
Fidelity Large Cap Stock Fund	-	307,659	24,026	676	288,297
Fidelity Series 100 Index Fund	143,322	138,851	58,569	11,232	249,076
Fidelity Series Broad Market Opportunities Fund	249,911	222,206	108,110	1,584	441,539
Fidelity Series Small Cap Opportunities Fund	21,536	20,631	10,176	88	38,625
Fidelity Short-Term Bond Fund	131,625	165,666	35,333	1,539	261,172
Fidelity Strategic Income Fund	61,257	66,715	17,018	2,918	108,142
Fidelity Strategic Real Return Fund	130,652	144,124	32,100	3,634	234,491
Fidelity Total Bond Fund	380,945	457,099	98,709	13,470	703,473
Total	$ 2,329,456	$ 2,661,823	$ 1,093,463	$ 57,085	$ 4,190,840
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $3,668,320) - See accompanying schedule	$ 4,190,840
Cash	1
Total assets	4,190,841

Liabilities
Distribution and service plan fees payable	77

Net Assets	$ 4,190,764
Net Assets consist of:
Paid in capital	$ 3,708,641
Undistributed net investment income	716
Accumulated undistributed net realized gain (loss) on investments	(41,113)
Net unrealized appreciation (depreciation) on investments	522,520
Net Assets	$ 4,190,764

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,282 ÷ 365.81 shares)	$ 55.44

Maximum offering price per share (100/94.25 of $55.44)	$ 58.82
Class T: Net Asset Value and redemption price per share ($87,967 ÷ 1,586.75 shares)	$ 55.44

Maximum offering price per share (100/96.50 of $55.44)	$ 57.45
Class C: Net Asset Value and offering price per share ($49,055 ÷ 885.59 shares)A	$ 55.39

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($3,894,438 ÷ 70,281.30 shares)	$ 55.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,022 ÷ 2,508.68 shares)	$ 55.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 57,085

Expenses
Distribution and service plan fees	$ 796
Independent trustees' compensation	11
Total expenses before reductions	807
Expense reductions	(11)	796
Net investment income (loss)		56,289
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	56,225
Capital gain distributions from underlying funds	37,831
Total net realized gain (loss)		94,056
Change in net unrealized appreciation (depreciation) on underlying funds		236,800
Net gain (loss)		330,856
Net increase (decrease) in net assets resulting from operations		$ 387,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,289	$ 40,470
Net realized gain (loss)	94,056	25,007
Change in net unrealized appreciation (depreciation)	236,800	(4,302)
Net increase (decrease) in net assets resulting from operations	387,145	61,175
Distributions to shareholders from net investment income	(55,933)	(40,482)
Distributions to shareholders from net realized gain	(10,194)	(6,232)
Total distributions	(66,127)	(46,714)
Share transactions - net increase (decrease)	1,540,337	74,690
Total increase (decrease) in net assets	1,861,355	89,151

Net Assets
Beginning of period	2,329,409	2,240,258
End of period (including undistributed net investment income of $716 and undistributed net investment income of $414, respectively)	$ 4,190,764	$ 2,329,409

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.840	.782	.799	.753	.923
Net realized and unrealized gain (loss)	6.014	.504	5.233	4.174	(5.753)
Total from investment operations	6.854	1.286	6.032	4.927	(4.830)
Distributions from net investment income	(.903)	(.775)	(.772)	(.758)	(.890)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.114)	(.916)	(.972)	(.947)	(1.280)
Net asset value, end of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Total Return A,B	13.98%	2.71%	13.69%	12.29%	(10.20)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.60%	1.63%	1.66%	1.73%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 18	$ 20	$ 27	$ 63
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.719	.662	.681	.645	.828
Net realized and unrealized gain (loss)	6.008	.490	5.247	4.175	(5.757)
Total from investment operations	6.727	1.152	5.928	4.820	(4.929)
Distributions from net investment income	(.776)	(.651)	(.658)	(.651)	(.791)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.987)	(.792)	(.858)	(.840)	(1.181)
Net asset value, end of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Total Return A,B	13.71%	2.42%	13.45%	12.01%	(10.44)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.35%	1.38%	1.42%	1.48%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 23	$ 27	$ 35	$ 54
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.448	.424	.439	.426	.631
Net realized and unrealized gain (loss)	6.020	.490	5.239	4.185	(5.740)
Total from investment operations	6.468	.914	5.678	4.611	(5.109)
Distributions from net investment income	(.567)	(.443)	(.408)	(.422)	(.591)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.778)	(.584)	(.608)	(.611)	(.981)
Net asset value, end of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Total Return A,B	13.15%	1.92%	12.85%	11.47%	(10.88)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.86%	.89%	.91%	.98%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 43	$ 20	$ 27	$ 41
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Income from Investment Operations
Net investment income (loss) B	.975	.903	.921	.862	.988
Net realized and unrealized gain (loss)	6.009	.505	5.227	4.183	(5.729)
Total from investment operations	6.984	1.408	6.148	5.045	(4.741)
Distributions from net investment income	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return A	14.27%	2.97%	13.97%	12.59%	(9.98)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,894	$ 2,123	$ 2,066	$ 1,672	$ 1,628
Portfolio turnover rate C	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Income from Investment Operations
Net investment income (loss) B	.972	.904	.922	.860	1.002
Net realized and unrealized gain (loss)	6.022	.504	5.226	4.185	(5.753)
Total from investment operations	6.994	1.408	6.148	5.045	(4.751)
Distributions from net investment income	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return A	14.29%	2.97%	13.97%	12.59%	(10.00)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 122	$ 107	$ 94	$ 108
Portfolio turnover rate C	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	0.0	7.0
Fidelity Equity-Income Fund	9.3	9.4
Fidelity Large Cap Stock Fund	7.0	0.0
Fidelity Series 100 Index Fund	6.0	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.6	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.4
	27.6	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.6%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,295	$ 299,915
Fidelity Blue Chip Growth Fund (a)	4,652	277,506
Fidelity Equity-Income Fund (a)	7,652	426,985
Fidelity Large Cap Stock Fund (a)	12,979	320,703
Fidelity Series 100 Index Fund (a)	24,855	276,886
Fidelity Series Broad Market Opportunities Fund (a)	36,888	490,982
Fidelity Series Small Cap Opportunities Fund (a)	3,150	42,688
TOTAL DOMESTIC EQUITY FUNDS		2,135,665
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class (a)	11,728	429,351
TOTAL EQUITY FUNDS (Cost $2,208,758)		2,565,016
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (a)	12,887	123,843
Fidelity Strategic Income Fund (a)	11,250	123,745
TOTAL HIGH YIELD FIXED-INCOME FUNDS		247,588

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (a)	24,655	$ 252,711
Fidelity Strategic Real Return Fund (a)	26,941	252,708
Fidelity Total Bond Fund (a)	71,834	760,002
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,265,421
TOTAL FIXED-INCOME FUNDS (Cost $1,561,244)		1,513,009
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	252,006	252,006
Fidelity Short-Term Bond Fund (a)	29,456	252,142
TOTAL SHORT-TERM FUNDS (Cost $504,166)		504,148
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,274,168)		4,582,173
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424)
NET ASSETS - 100%		$ 4,581,749
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 284,677	$ 160,610	$ 89,031	$ 6,046	$ 429,351
Fidelity Advisor Mid Cap II Fund Institutional Class	187,431	122,896	58,068	472	299,915
Fidelity Blue Chip Growth Fund	173,888	103,775	55,398	965	277,506
Fidelity Capital & Income Fund	78,680	53,420	12,294	5,100	123,843
Fidelity Disciplined Equity Fund	206,841	79,883	336,919	5,564	-
Fidelity Equity-Income Fund	275,158	156,910	81,604	8,715	426,985
Fidelity Government Income Fund	149,731	134,601	18,538	2,531	252,711
Fidelity Institutional Money Market Portfolio Institutional Class	140,813	129,314	18,121	304	252,006
Fidelity Large Cap Stock Fund	-	325,668	11,706	725	320,703
Fidelity Series 100 Index Fund	177,909	116,195	46,985	16,647	276,886
Fidelity Series Broad Market Opportunities Fund	310,449	173,172	90,568	2,391	490,982
Fidelity Series Small Cap Opportunities Fund	26,576	16,579	8,782	133	42,688
Fidelity Short-Term Bond Fund	141,744	129,102	18,121	1,606	252,142
Fidelity Strategic Income Fund	78,040	59,091	10,501	3,618	123,745
Fidelity Strategic Real Return Fund	156,039	122,951	18,537	4,449	252,708
Fidelity Total Bond Fund	455,443	399,650	55,645	15,710	760,002
Total	$ 2,843,419	$ 2,283,817	$ 930,818	$ 74,976	$ 4,582,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,274,168) - See accompanying schedule	$ 4,582,173

Liabilities
Distribution and service plan fees payable	424

Net Assets	$ 4,581,749
Net Assets consist of:
Paid in capital	$ 4,392,508
Undistributed net investment income	759
Accumulated undistributed net realized gain (loss) on investments	(119,523)
Net unrealized appreciation (depreciation) on investments	308,005
Net Assets	$ 4,581,749

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,141.35 ÷ 456.104 shares)	$ 55.12

Maximum offering price per share (100/94.25 of $55.12)	$ 58.48
Class T: Net Asset Value and redemption price per share ($295,166.34 ÷ 5,358.061 shares)	$ 55.09

Maximum offering price per share (100/96.50 of $55.09)	$ 57.09
Class C: Net Asset Value and offering price per share ($356,646.94 ÷ 6,486.681 shares)A	$ 54.98

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($3,904,101.67 ÷ 70,841.333 shares)	$ 55.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($692.66 ÷ 12.565 shares)	$ 55.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 74,976

Expenses
Distribution and service plan fees	$ 3,951
Independent trustees' compensation	13
Total expenses before reductions	3,964
Expense reductions	(13)	3,951
Net investment income (loss)		71,025
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,383
Capital gain distributions from underlying funds	49,164
Total net realized gain (loss)		89,547
Change in net unrealized appreciation (depreciation) on underlying funds		345,367
Net gain (loss)		434,914
Net increase (decrease) in net assets resulting from operations		$ 505,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,025	$ 51,249
Net realized gain (loss)	89,547	34,074
Change in net unrealized appreciation (depreciation)	345,367	(39,842)
Net increase (decrease) in net assets resulting from operations	505,939	45,481
Distributions to shareholders from net investment income	(70,625)	(51,325)
Distributions to shareholders from net realized gain	(12,770)	(7,797)
Total distributions	(83,395)	(59,122)
Share transactions - net increase (decrease)	1,316,059	(139,228)
Total increase (decrease) in net assets	1,738,603	(152,869)

Net Assets
Beginning of period	2,843,146	2,996,015
End of period (including undistributed net investment income of $759 and undistributed net investment income of $452, respectively)	$ 4,581,749	$ 2,843,146

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.939	.760	.811	.748	.937
Net realized and unrealized gain (loss)	6.075	.441 E	5.306	4.178	(6.127)
Total from investment operations	7.014	1.201	6.117	4.926	(5.190)
Distributions from net investment income	(.913)	(.784)	(.771)	(.752)	(.940)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.094)	(.921)	(.927)	(.896)	(1.510)
Net asset value, end of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Total Return A, B	14.45%	2.56%	14.05%	12.46%	(10.72)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%	1.60%	1.70%	1.74%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 27	$ 31	$ 40	$ 54
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.809	.641	.693	.639	.844
Net realized and unrealized gain (loss)	6.077	.448 E	5.287	4.183	(6.122)
Total from investment operations	6.886	1.089	5.980	4.822	(5.278)
Distributions from net investment income	(.785)	(.672)	(.654)	(.648)	(.852)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.966)	(.809)	(.810)	(.792)	(1.422)
Net asset value, end of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Total Return A, B	14.18%	2.32%	13.73%	12.19%	(10.93)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%	1.35%	1.45%	1.49%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 278	$ 288	$ 265	$ 265
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.553	.404	.454	.424	.655
Net realized and unrealized gain (loss)	6.061	.445 E	5.293	4.179	(6.114)
Total from investment operations	6.614	.849	5.747	4.603	(5.459)
Distributions from net investment income	(.593)	(.452)	(.451)	(.429)	(.651)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.774)	(.589)	(.607)	(.573)	(1.221)
Net asset value, end of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Total Return A, B	13.60%	1.80%	13.17%	11.61%	(11.38)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.06%	.85%	.95%	.99%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 174	$ 216	$ 119	$ 116
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) B	1.073	.880	.939	.854	1.034
Net realized and unrealized gain (loss)	6.070	.445 E	5.291	4.183	(6.126)
Total from investment operations	7.143	1.325	6.230	5.037	(5.092)
Distributions from net investment income	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Total Return A	14.74%	2.82%	14.32%	12.75%	(10.48)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 2,363	$ 2,433	$ 598	$ 632
Portfolio turnover rate C	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) B	1.108	.873	.929	.851	1.031
Net realized and unrealized gain (loss)	6.065	.452 E	5.291	4.186	(6.123)
Total from investment operations	7.173	1.325	6.220	5.037	(5.092)
Distributions from net investment income	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Total Return A	14.80%	2.82%	14.30%	12.75%	(10.48)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 28	$ 103	$ 67
Portfolio turnover rate C	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Disciplined Equity Fund	0.0	7.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	0.0
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.5	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.1	16.0
	26.8	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

Expected
Domestic Equity Funds	47.2%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 57.7%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,345	$ 154,090
Fidelity Blue Chip Growth Fund (a)	2,390	142,546
Fidelity Equity-Income Fund (a)	3,935	219,578
Fidelity Large Cap Stock Fund (a)	6,670	164,807
Fidelity Series 100 Index Fund (a)	12,767	142,227
Fidelity Series Broad Market Opportunities Fund (a)	18,958	252,326
Fidelity Series Small Cap Opportunities Fund (a)	1,624	22,000
TOTAL DOMESTIC EQUITY FUNDS		1,097,574
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	6,467	236,767
TOTAL EQUITY FUNDS (Cost $989,299)		1,334,341
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (a)	6,814	65,481
Fidelity Strategic Income Fund (a)	5,948	65,430
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,911

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund (a)	12,078	$ 123,795
Fidelity Strategic Real Return Fund (a)	13,198	123,798
Fidelity Total Bond Fund (a)	35,189	372,304
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		619,897
TOTAL FIXED-INCOME FUNDS (Cost $728,251)		750,808
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	113,294	113,294
Fidelity Short-Term Bond Fund (a)	13,242	113,354
TOTAL SHORT-TERM FUNDS (Cost $224,455)		226,648
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,942,005)		2,311,797
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150)
NET ASSETS - 100%		$ 2,311,647
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 228,645	$ 80,960	$ 124,109	$ 4,198	$ 236,767
Fidelity Advisor Mid Cap II Fund Institutional Class	140,411	59,980	74,672	317	154,090
Fidelity Blue Chip Growth Fund	130,565	49,966	70,615	637	142,546
Fidelity Capital & Income Fund	60,974	26,189	24,897	3,368	65,481
Fidelity Disciplined Equity Fund	154,734	41,665	228,112	3,627	-
Fidelity Equity-Income Fund	206,147	73,495	106,893	5,374	219,578
Fidelity Government Income Fund	107,850	64,565	40,756	1,536	123,795
Fidelity Institutional Money Market Portfolio Institutional Class	87,915	57,868	32,488	171	113,294
Fidelity Large Cap Stock Fund	-	161,779	388	348	164,807
Fidelity Series 100 Index Fund	133,368	58,464	66,109	11,143	142,227
Fidelity Series Broad Market Opportunities Fund	232,637	80,107	119,760	1,557	252,326
Fidelity Series Small Cap Opportunities Fund	19,923	8,285	10,970	87	22,000
Fidelity Short-Term Bond Fund	88,458	58,934	33,913	888	113,354
Fidelity Strategic Income Fund	60,520	28,833	22,668	2,371	65,430
Fidelity Strategic Real Return Fund	112,080	55,633	40,686	2,513	123,798
Fidelity Total Bond Fund	327,624	189,360	121,836	9,501	372,304
Total	$ 2,091,851	$ 1,096,083	$ 1,118,872	$ 47,636	$ 2,311,797
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $1,942,005) - See accompanying schedule	$ 2,311,797

Liabilities
Distribution and service plan fees payable	150

Net Assets	$ 2,311,647
Net Assets consist of:
Paid in capital	$ 1,899,233
Undistributed net investment income	363
Accumulated undistributed net realized gain (loss) on investments	42,259
Net unrealized appreciation (depreciation) on investments	369,792
Net Assets	$ 2,311,647

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,313 ÷ 2,228.21 shares)	$ 54.44

Maximum offering price per share (100/94.25 of $54.44)	$ 57.76
Class T: Net Asset Value and redemption price per share ($134,790 ÷ 2,475.96 shares)	$ 54.44

Maximum offering price per share (100/96.50 of $54.44)	$ 56.41
Class C: Net Asset Value and offering price per share ($84,053 ÷ 1,547.08 shares)A	$ 54.33

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,942,137 ÷ 35,668.45 shares)	$ 54.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,354 ÷ 539.14 shares)	$ 54.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 47,636

Expenses
Distribution and service plan fees	$ 1,589
Independent trustees' compensation	8
Total expenses before reductions	1,597
Expense reductions	(8)	1,589
Net investment income (loss)		46,047
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	86,785
Capital gain distributions from underlying funds	33,072
Total net realized gain (loss)		119,857
Change in net unrealized appreciation (depreciation) on underlying funds		155,950
Net gain (loss)		275,807
Net increase (decrease) in net assets resulting from operations		$ 321,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,047	$ 27,942
Net realized gain (loss)	119,857	30,204
Change in net unrealized appreciation (depreciation)	155,950	(32,596)
Net increase (decrease) in net assets resulting from operations	321,854	25,550
Distributions to shareholders from net investment income	(45,956)	(27,910)
Distributions to shareholders from net realized gain	(9,447)	(3,924)
Total distributions	(55,403)	(31,834)
Share transactions - net increase (decrease)	(46,535)	490,682
Total increase (decrease) in net assets	219,916	484,398

Net Assets
Beginning of period	2,091,731	1,607,333
End of period (including undistributed net investment income of $363 and undistributed net investment income of $325, respectively)	$ 2,311,647	$ 2,091,731

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Income from Investment Operations
Net investment income (loss) C	.953	.739	.858	.744	.856
Net realized and unrealized gain (loss)	6.186	.384	5.317	4.191	(6.093)
Total from investment operations	7.139	1.123	6.175	4.935	(5.237)
Distributions from net investment income	(.909)	(.769)	(.802)	(.710)	(.873)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.109)	(.903)	(.995)	(.875)	(1.073)
Net asset value, end of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Total Return A,B	14.95%	2.44%	14.43%	12.72%	(11.24)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.85%	1.59%	1.82%	1.76%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 76	$ 34	$ 32	$ 115
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) C	.820	.624	.736	.636	.791
Net realized and unrealized gain (loss)	6.201	.367	5.326	4.191	(6.111)
Total from investment operations	7.021	.991	6.062	4.827	(5.320)
Distributions from net investment income	(.781)	(.647)	(.689)	(.612)	(.780)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(.981)	(.781)	(.882)	(.777)	(.980)
Net asset value, end of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Total Return A,B	14.69%	2.15%	14.15%	12.43%	(11.45)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.59%	1.34%	1.57%	1.50%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 105	$ 127	$ 37	$ 57
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Income from Investment Operations
Net investment income (loss) C	.561	.390	.505	.424	.611
Net realized and unrealized gain (loss)	6.186	.379	5.319	4.192	(6.107)
Total from investment operations	6.747	.769	5.824	4.616	(5.496)
Distributions from net investment income	(.587)	(.435)	(.441)	(.421)	(.594)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(.787)	(.569)	(.634)	(.586)	(.794)
Net asset value, end of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Total Return A,B	14.10%	1.67%	13.59%	11.87%	(11.89)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09%	.84%	1.08%	1.01%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 74	$ 72	$ 91	$ 57
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Income from Investment Operations
Net investment income (loss) B	1.076	.857	.969	.849	.965
Net realized and unrealized gain (loss)	6.200	.377	5.332	4.187	(6.112)
Total from investment operations	7.276	1.234	6.301	5.036	(5.147)
Distributions from net investment income	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return A	15.26%	2.68%	14.74%	12.99%	(11.02)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,942	$ 1,811	$ 1,345	$ 2,051	$ 1,165
Portfolio turnover rate C	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) B	1.078	.857	.973	.848	.974
Net realized and unrealized gain (loss)	6.198	.377	5.328	4.188	(6.111)
Total from investment operations	7.276	1.234	6.301	5.036	(5.137)
Distributions from net investment income	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return A	15.26%	2.68%	14.74%	12.99%	(11.00)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 25	$ 29	$ 38	$ 58
Portfolio turnover rate C	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Disciplined Equity Fund	0.0	7.3
Fidelity Equity-Income Fund	9.7	9.8
Fidelity Large Cap Stock Fund	7.3	0.0
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.6	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.2	11.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	15.6
	26.4	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.6
Fidelity Short-Term Bond Fund	3.9	3.6
	7.8	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	7.2%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,323	$ 279,514
Fidelity Blue Chip Growth Fund (a)	4,342	259,016
Fidelity Equity-Income Fund (a)	7,142	398,541
Fidelity Large Cap Stock Fund (a)	12,114	299,339
Fidelity Series 100 Index Fund (a)	23,199	258,437
Fidelity Series Broad Market Opportunities Fund (a)	34,431	458,271
Fidelity Series Small Cap Opportunities Fund (a)	2,941	39,848
TOTAL DOMESTIC EQUITY FUNDS		1,992,966
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	12,550	459,465
TOTAL EQUITY FUNDS (Cost $2,085,118)		2,452,431
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (a)	12,729	122,327
Fidelity Strategic Income Fund (a)	11,112	122,231
TOTAL HIGH YIELD FIXED-INCOME FUNDS		244,558

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund (a)	21,106	$ 216,334
Fidelity Strategic Real Return Fund (a)	23,063	216,334
Fidelity Total Bond Fund (a)	61,496	650,627
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,083,295
TOTAL FIXED-INCOME FUNDS (Cost $1,358,527)		1,327,853
Short-Term Funds - 7.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	160,455	160,455
Fidelity Short-Term Bond Fund (a)	18,755	160,540
TOTAL SHORT-TERM FUNDS (Cost $320,894)		320,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,764,539)		4,101,279
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131)
NET ASSETS - 100%		$ 4,101,148
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 314,366	$ 177,797	$ 105,214	$ 5,530	$ 459,465
Fidelity Advisor Mid Cap II Fund Institutional Class	181,006	119,035	62,389	393	279,514
Fidelity Blue Chip Growth Fund	168,427	103,135	60,526	779	259,016
Fidelity Capital & Income Fund	81,004	51,302	13,493	4,815	122,327
Fidelity Disciplined Equity Fund	199,788	56,363	299,019	4,497	-
Fidelity Equity-Income Fund	265,686	153,160	85,299	7,567	398,541
Fidelity Government Income Fund	134,073	113,961	20,717	2,071	216,334
Fidelity Institutional Money Market Portfolio Institutional Class	80,529	93,481	13,555	174	160,455
Fidelity Large Cap Stock Fund	-	297,893	4,629	647	299,339
Fidelity Series 100 Index Fund	172,111	112,393	51,305	13,840	258,437
Fidelity Series Broad Market Opportunities Fund	300,051	171,513	97,666	1,901	458,271
Fidelity Series Small Cap Opportunities Fund	25,794	16,348	9,344	106	39,848
Fidelity Short-Term Bond Fund	81,031	93,081	13,217	922	160,540
Fidelity Strategic Income Fund	80,387	56,587	12,114	3,417	122,231
Fidelity Strategic Real Return Fund	139,359	102,898	19,383	3,537	216,334
Fidelity Total Bond Fund	405,757	336,652	58,820	12,826	650,627
Total	$ 2,629,369	$ 2,055,599	$ 926,690	$ 63,022	$ 4,101,279
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $3,764,539) - See accompanying schedule	$ 4,101,279

Liabilities
Distribution and service plan fees payable	131

Net Assets	$ 4,101,148
Net Assets consist of:
Paid in capital	$ 3,758,468
Undistributed net investment income	721
Accumulated undistributed net realized gain (loss) on investments	5,219
Net unrealized appreciation (depreciation) on investments	336,740
Net Assets	$ 4,101,148

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,527.6 ÷ 173.505 shares)	$ 54.91

Maximum offering price per share (100/94.25 of $54.91)	$ 58.26
Class T: Net Asset Value and redemption price per share ($9,978.9 ÷ 181.437 shares)	$ 55.00

Maximum offering price per share (100/96.50 of $55.00)	$ 56.99
Class C: Net Asset Value and offering price per share ($154,457.1 ÷ 2,821.149 shares)A	$ 54.75

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($3,924,872.8 ÷ 71,524.333 shares)	$ 54.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,311.5 ÷ 42.122 shares)	$ 54.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 63,022

Expenses
Distribution and service plan fees	$ 1,381
Independent trustees' compensation	11
Total expenses before reductions	1,392
Expense reductions	(11)	1,381
Net investment income (loss)		61,641
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,794
Capital gain distributions from underlying funds	41,668
Total net realized gain (loss)		103,462
Change in net unrealized appreciation (depreciation) on underlying funds		281,207
Net gain (loss)		384,669
Net increase (decrease) in net assets resulting from operations		$ 446,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,641	$ 40,116
Net realized gain (loss)	103,462	117,214
Change in net unrealized appreciation (depreciation)	281,207	(111,202)
Net increase (decrease) in net assets resulting from operations	446,310	46,128
Distributions to shareholders from net investment income	(61,371)	(40,029)
Distributions to shareholders from net realized gain	(14,161)	(5,624)
Total distributions	(75,532)	(45,653)
Share transactions - net increase (decrease)	1,101,109	478,557
Total increase (decrease) in net assets	1,471,887	479,032

Net Assets
Beginning of period	2,629,261	2,150,229
End of period (including undistributed net investment income of $721 and undistributed net investment income of $455, respectively)	$ 4,101,148	$ 2,629,261

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) C	.927	.762	.789	.722	.933
Net realized and unrealized gain (loss)	6.538	.331	5.608	4.298	(6.238)
Total from investment operations	7.465	1.093	6.397	5.020	(5.305)
Distributions from net investment income	(.933)	(.771)	(.805)	(.710)	(.885)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.185)	(.903)	(.997)	(.810)	(1.095)
Net asset value, end of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Total Return A,B	15.58%	2.36%	14.94%	12.97%	(11.41)%
Ratios to Average Net Assets D,E
Expenses before reductions	.24% F	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24% F	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24% F	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79%	1.64%	1.67%	1.70%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 7	$ 96	$ 34	$ 57
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Income from Investment Operations
Net investment income (loss) C	.781	.649	.672	.616	.836
Net realized and unrealized gain (loss)	6.563	.312	5.604	4.301	(6.227)
Total from investment operations	7.344	.961	6.276	4.917	(5.391)
Distributions from net investment income	(.702)	(.649)	(.704)	(.607)	(.789)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(.954)	(.781)	(.896)	(.707)	(.999)
Net asset value, end of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Total Return A,B	15.30%	2.08%	14.64%	12.69%	(11.62)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53%	1.39%	1.42%	1.45%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 51	$ 131	$ 111	$ 102
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Income from Investment Operations
Net investment income (loss) C	.532	.415	.435	.402	.664
Net realized and unrealized gain (loss)	6.524	.310	5.609	4.305	(6.229)
Total from investment operations	7.056	.725	6.044	4.707	(5.565)
Distributions from net investment income	(.604)	(.463)	(.482)	(.397)	(.605)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(.856)	(.595)	(.674)	(.497)	(.815)
Net asset value, end of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Total Return A,B	14.71%	1.57%	14.08%	12.13%	(12.06)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03%	.89%	.93%	.95%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154	$ 107	$ 79	$ 99	$ 57
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) B	1.051	.885	.910	.833	1.015
Net realized and unrealized gain (loss)	6.531	.317	5.602	4.297	(6.231)
Total from investment operations	7.582	1.202	6.512	5.130	(5.216)
Distributions from net investment income	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Total Return A	15.86%	2.60%	15.21%	13.26%	(11.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,925	$ 2,462	$ 1,797	$ 1,262	$ 384
Portfolio turnover rate C	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) B	1.040	.865	.906	.828	1.022
Net realized and unrealized gain (loss)	6.552	.327	5.616	4.302	(6.238)
Total from investment operations	7.592	1.192	6.522	5.130	(5.216)
Distributions from net investment income	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Total Return A	15.88%	2.58%	15.24%	13.26%	(11.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 48	$ 62	$ 57
Portfolio turnover rate C	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	7.0
Fidelity Blue Chip Growth Fund	6.5	6.5
Fidelity Disciplined Equity Fund	0.0	7.6
Fidelity Equity-Income Fund	10.0	10.1
Fidelity Large Cap Stock Fund	7.5	0.0
Fidelity Series 100 Index Fund	6.5	6.5
Fidelity Series Broad Market Opportunities Fund	11.5	11.6
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	50.0	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	12.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.7	15.7
	26.1	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.6	2.3
Fidelity Short-Term Bond Fund	2.6	2.3
	5.2	4.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Expected
Domestic Equity Funds	49.6%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	5.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 62.3%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	47,525	$ 997,084
Fidelity Blue Chip Growth Fund (a)	15,476	923,125
Fidelity Equity-Income Fund (a)	25,438	1,419,415
Fidelity Large Cap Stock Fund (a)	43,188	1,067,175
Fidelity Series 100 Index Fund (a)	82,680	921,057
Fidelity Series Broad Market Opportunities Fund (a)	122,620	1,632,066
Fidelity Series Small Cap Opportunities Fund (a)	10,506	142,355
TOTAL DOMESTIC EQUITY FUNDS		7,102,277
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class (a)	47,730	1,747,407
TOTAL EQUITY FUNDS (Cost $7,216,070)		8,849,684
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund (a)	46,920	450,899
Fidelity Strategic Income Fund (a)	40,959	450,550
TOTAL HIGH YIELD FIXED-INCOME FUNDS		901,449

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund (a)	72,443	$ 742,543
Fidelity Strategic Real Return Fund (a)	79,164	742,556
Fidelity Total Bond Fund (a)	210,811	2,230,384
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,715,483
TOTAL FIXED-INCOME FUNDS (Cost $4,628,278)		4,616,932
Short-Term Funds - 5.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	373,043	373,043
Fidelity Short-Term Bond Fund (a)	43,602	373,234
TOTAL SHORT-TERM FUNDS (Cost $744,820)		746,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,589,168)		14,212,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153)
NET ASSETS - 100%		$ 14,212,740
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 940,999	$ 916,162	$ 378,489	$ 21,801	$ 1,747,407
Fidelity Advisor Mid Cap II Fund Institutional Class	518,086	553,648	227,402	1,391	997,084
Fidelity Blue Chip Growth Fund	482,231	486,707	220,807	2,806	923,125
Fidelity Capital & Income Fund	238,378	260,744	61,470	17,105	450,899
Fidelity Disciplined Equity Fund	570,697	359,773	1,087,926	16,411	-
Fidelity Equity-Income Fund	759,653	730,665	310,063	26,090	1,419,415
Fidelity Government Income Fund	370,901	502,561	95,409	6,833	742,543
Fidelity Institutional Money Market Portfolio Institutional Class	144,715	270,869	42,542	372	373,043
Fidelity Large Cap Stock Fund	-	1,058,230	14,068	2,251	1,067,175
Fidelity Series 100 Index Fund	492,245	522,499	190,378	48,752	921,057
Fidelity Series Broad Market Opportunities Fund	858,038	821,540	354,218	6,937	1,632,066
Fidelity Series Small Cap Opportunities Fund	73,403	77,246	34,729	385	142,355
Fidelity Short-Term Bond Fund	145,582	271,119	42,542	1,980	373,234
Fidelity Strategic Income Fund	236,680	283,383	59,412	12,138	450,550
Fidelity Strategic Real Return Fund	384,940	474,266	95,409	11,852	742,556
Fidelity Total Bond Fund	1,124,907	1,499,292	286,516	42,518	2,230,384
Total	$ 7,341,455	$ 9,088,704	$ 3,501,380	$ 219,622	$ 14,212,893
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $12,589,168) - See accompanying schedule		$ 14,212,893
Receivable for investments sold		25,670
Total assets		14,238,563

Liabilities
Payable for fund shares redeemed	$ 25,667
Distribution and service plan fees payable	156
Total liabilities		25,823

Net Assets		$ 14,212,740
Net Assets consist of:
Paid in capital		$ 12,371,949
Undistributed net investment income		2,401
Accumulated undistributed net realized gain (loss) on investments		214,665
Net unrealized appreciation (depreciation) on investments		1,623,725
Net Assets		$ 14,212,740

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,484 ÷ 1,274.1 shares)		$ 55.32

Maximum offering price per share (100/94.25 of $55.32)		$ 58.69
Class T: Net Asset Value and redemption price per share ($153,380 ÷ 2,771.9 shares)		$ 55.33

Maximum offering price per share (100/96.50 of $55.33)		$ 57.34
Class C: Net Asset Value and offering price per share ($97,453 ÷ 1,765.0 shares)A		$ 55.21

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($13,861,604 ÷ 250,577.4 shares)		$ 55.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,819 ÷ 539.1 shares)		$ 55.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 219,622

Expenses
Distribution and service plan fees	$ 1,150
Independent trustees' compensation	37
Total expenses before reductions	1,187
Expense reductions	(37)	1,150
Net investment income (loss)		218,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	251,249
Capital gain distributions from underlying funds	138,991
Total net realized gain (loss)		390,240
Change in net unrealized appreciation (depreciation) on underlying funds		1,032,865
Net gain (loss)		1,423,105
Net increase (decrease) in net assets resulting from operations		$ 1,641,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 218,472	$ 117,162
Net realized gain (loss)	390,240	(18,384)
Change in net unrealized appreciation (depreciation)	1,032,865	71,737
Net increase (decrease) in net assets resulting from operations	1,641,577	170,515
Distributions to shareholders from net investment income	(217,103)	(117,023)
Distributions to shareholders from net realized gain	(34,182)	(15,935)
Total distributions	(251,285)	(132,958)
Share transactions - net increase (decrease)	5,481,063	1,671,463
Total increase (decrease) in net assets	6,871,355	1,709,020

Net Assets
Beginning of period	7,341,385	5,632,365
End of period (including undistributed net investment income of $2,401 and undistributed net investment income of $1,247, respectively)	$ 14,212,740	$ 7,341,385

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) C	.977	.782	.757	.747	.819
Net realized and unrealized gain (loss)	6.833	.281	5.719	4.285	(6.123)
Total from investment operations	7.810	1.063	6.476	5.032	(5.304)
Distributions from net investment income	(.973)	(.791)	(.801)	(.717)	(.866)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.150)	(.923)	(.996)	(.822)	(1.066)
Net asset value, end of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Total Return A, B	16.28%	2.30%	15.12%	13.00%	(11.40)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.86%	1.66%	1.61%	1.77%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70	$ 20	$ 23	$ 29	$ 88
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.836	.660	.637	.642	.739
Net realized and unrealized gain (loss)	6.839	.287	5.727	4.281	(6.128)
Total from investment operations	7.675	.947	6.364	4.923	(5.389)
Distributions from net investment income	(.838)	(.675)	(.679)	(.608)	(.771)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.015)	(.807)	(.874)	(.713)	(.971)
Net asset value, end of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Total Return A, B	15.98%	2.05%	14.85%	12.71%	(11.62)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.61%	1.42%	1.35%	1.52%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153	$ 132	$ 29	$ 37	$ 57
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.582	.427	.402	.430	.560
Net realized and unrealized gain (loss)	6.821	.290	5.719	4.275	(6.123)
Total from investment operations	7.403	.717	6.121	4.705	(5.563)
Distributions from net investment income	(.656)	(.465)	(.456)	(.390)	(.587)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(.833)	(.597)	(.651)	(.495)	(.787)
Net asset value, end of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Total Return A, B	15.40%	1.55%	14.26%	12.12%	(12.05)%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.12%	.91%	.85%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 24	$ 28	$ 37	$ 56
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) B	1.099	.897	.880	.857	.900
Net realized and unrealized gain (loss)	6.837	.284	5.719	4.279	(6.114)
Total from investment operations	7.936	1.181	6.599	5.136	(5.214)
Distributions from net investment income	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Total Return A	16.57%	2.56%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,862	$ 7,139	$ 5,524	$ 3,395	$ 1,395
Portfolio turnover rate C	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) B	1.095	.896	.874	.855	.918
Net realized and unrealized gain (loss)	6.841	.275	5.725	4.281	(6.132)
Total from investment operations	7.936	1.171	6.599	5.136	(5.214)
Distributions from net investment income	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Total Return A	16.57%	2.54%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 26	$ 29	$ 38	$ 57
Portfolio turnover rate C	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 5,949,802	$ 385,008	$ (1,783)	$ 383,225
Fidelity Income Replacement 2018 Fund	5,557,250	250,129	(68,865)	181,264
Fidelity Income Replacement 2020 Fund	5,561,144	535,899	(52,256)	483,643
Fidelity Income Replacement 2022 Fund	4,693,938	301,119	(72,184)	228,935
Fidelity Income Replacement 2024 Fund	2,682,827	215,395	(35,964)	179,431
Fidelity Income Replacement 2026 Fund	2,018,708	154,828	(24,987)	129,841
Fidelity Income Replacement 2028 Fund	7,386,291	730,656	(73,394)	657,262
Fidelity Income Replacement 2030 Fund	5,348,062	593,992	(41,773)	552,219
Fidelity Income Replacement 2032 Fund	4,350,027	461,986	(50,262)	411,724
Fidelity Income Replacement 2034 Fund	3,706,677	517,637	(33,474)	484,163
Fidelity Income Replacement 2036 Fund	4,284,658	358,954	(61,439)	297,515
Fidelity Income Replacement 2038 Fund	1,952,731	367,686	(8,620)	359,066
Fidelity Income Replacement 2040 Fund	3,780,473	358,882	(38,076)	320,806
Fidelity Income Replacement 2042 Fund	12,628,717	1,687,797	(103,621)	1,584,176

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 853	$ -	$ (107,587)	$ 383,225
Fidelity Income Replacement 2018 Fund	1,066	-	(429,153)	181,264
Fidelity Income Replacement 2020 Fund	1,135	9,714	-	483,643
Fidelity Income Replacement 2022 Fund	964	-	(505,520)	228,935
Fidelity Income Replacement 2024 Fund	505	-	(118)	179,431
Fidelity Income Replacement 2026 Fund	401	-	(155,084)	129,841
Fidelity Income Replacement 2028 Fund	1,493	-	(363,353)	657,262
Fidelity Income Replacement 2030 Fund	984	-	(54,186)	552,219
Fidelity Income Replacement 2032 Fund	765	55,815	(103,033)	411,724
Fidelity Income Replacement 2034 Fund	716	-	(2,756)	484,163
Fidelity Income Replacement 2036 Fund	759	-	(109,031)	297,515
Fidelity Income Replacement 2038 Fund	364	52,984	-	359,066
Fidelity Income Replacement 2040 Fund	1,549	53,873	(33,547)	320,806
Fidelity Income Replacement 2042 Fund	2,401	254,212	-	1,584,176

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Fiscal year of expiration
	2018	2019	Total capital loss carryforward

Fidelity Income Replacement 2016 Fund	$ -	$ (107,587)	$ (107,587)
Fidelity Income Replacement 2018 Fund	(391,941)	(37,212)	(429,153)
Fidelity Income Replacement 2022 Fund	(431,402)	(74,118)	(505,520)
Fidelity Income Replacement 2024 Fund	-	(118)	(118)
Fidelity Income Replacement 2026 Fund	(155,084)	-	(155,084)
Fidelity Income Replacement 2028 Fund	(152,928)	(210,425)	(363,353)
Fidelity Income Replacement 2030 Fund	(54,186)	-	(54,186)
Fidelity Income Replacement 2032 Fund	(103,033)	-	(103,033)
Fidelity Income Replacement 2034 Fund	-	(2,756)	(2,756)
Fidelity Income Replacement 2036 Fund	(106,154)	(2,877)	(109,031)
Fidelity Income Replacement 2040 Fund	(16,857)	(16,690)	(33,547)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

The tax character of distributions paid was as follows:

July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 112,389	$ -	$ 112,389
Fidelity Income Replacement 2018 Fund	118,283	-	118,283
Fidelity Income Replacement 2020 Fund	114,787	-	114,787
Fidelity Income Replacement 2022 Fund	104,849	-	104,849
Fidelity Income Replacement 2024 Fund	51,499	-	51,499
Fidelity Income Replacement 2026 Fund	45,798	-	45,798
Fidelity Income Replacement 2028 Fund	150,766	-	150,766
Fidelity Income Replacement 2030 Fund	97,611	-	97,611
Fidelity Income Replacement 2032 Fund	98,149	16,448	114,597
Fidelity Income Replacement 2034 Fund	66,127	-	66,127
Fidelity Income Replacement 2036 Fund	83,395	-	83,395
Fidelity Income Replacement 2038 Fund	55,403	-	55,403
Fidelity Income Replacement 2040 Fund	72,475	3,057	75,532
Fidelity Income Replacement 2042 Fund	251,285	-	251,285
July 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 184,121	$ -	$ 184,121
Fidelity Income Replacement 2018 Fund	108,300	-	108,300
Fidelity Income Replacement 2020 Fund	88,531	-	88,531
Fidelity Income Replacement 2022 Fund	75,143	-	75,143
Fidelity Income Replacement 2024 Fund	39,513	-	39,513
Fidelity Income Replacement 2026 Fund	41,581	-	41,581
Fidelity Income Replacement 2028 Fund	118,215	-	118,215
Fidelity Income Replacement 2030 Fund	91,139	-	91,139
Fidelity Income Replacement 2032 Fund	44,243	100,975	145,218
Fidelity Income Replacement 2034 Fund	46,714	-	46,714
Fidelity Income Replacement 2036 Fund	59,122	-	59,122
Fidelity Income Replacement 2038 Fund	31,834	-	31,834
Fidelity Income Replacement 2040 Fund	45,653	-	45,653
Fidelity Income Replacement 2042 Fund	132,958	-	132,958

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,011,185	4,923,142
Fidelity Income Replacement 2018 Fund	2,296,908	2,414,631
Fidelity Income Replacement 2020 Fund	3,324,342	2,404,904
Fidelity Income Replacement 2022 Fund	2,093,836	1,768,266
Fidelity Income Replacement 2024 Fund	1,785,394	1,199,326
Fidelity Income Replacement 2026 Fund	1,076,827	871,184
Fidelity Income Replacement 2028 Fund	3,989,822	2,251,420
Fidelity Income Replacement 2030 Fund	2,930,257	1,418,412
Fidelity Income Replacement 2032 Fund	2,295,631	1,224,050
Fidelity Income Replacement 2034 Fund	2,661,823	1,093,463
Fidelity Income Replacement 2036 Fund	2,283,817	930,818
Fidelity Income Replacement 2038 Fund	1,096,083	1,118,872
Fidelity Income Replacement 2040 Fund	2,055,599	926,690
Fidelity Income Replacement 2042 Fund	9,088,704	3,501,380

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,828	$ 7
Class T	.25%	.25%	800	2
Class C	.75%	.25%	7,940	549
			$ 10,568	$ 558
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,802	$ 1
Class T	.25%	.25%	604	14
Class C	.75%	.25%	4,239	2,206
			$ 6,645	$ 2,221
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,003	$ 440
Class T	.25%	.25%	856	10
Class C	.75%	.25%	3,189	452
			$ 5,048	$ 902
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 975	$ 6
Class T	.25%	.25%	8	4
Class C	.75%	.25%	304	43
			$ 1,287	$ 53
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 794	$ 382
Class T	.25%	.25%	892	106
Class C	.75%	.25%	1,173	44
			$ 2,859	$ 532

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 763	$ 3
Class T	.25%	.25%	492	36
Class C	.75%	.25%	109	109
			$ 1,364	$ 148
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 331	$ -
Class T	.25%	.25%	734	-
Class C	.75%	.25%	261	1
			$ 1,326	$ 1
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 271	$ 4
Class T	.25%	.25%	72	36
Class C	.75%	.25%	3,064	237
			$ 3,407	$ 277
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 566	$ 17
Class T	.25%	.25%	126	124
Class C	.75%	.25%	599	388
			$ 1,291	$ 529
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 48	$ 48
Class T	.25%	.25%	236	122
Class C	.75%	.25%	512	449
			$ 796	$ 619
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 64	$ 53
Class T	.25%	.25%	1,440	36
Class C	.75%	.25%	2,447	680
			$ 3,951	$ 769
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 231	$ 17
Class T	.25%	.25%	568	30
Class C	.75%	.25%	790	15
			$ 1,589	$ 62
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 19	$ 17
Class T	.25%	.25%	136	32
Class C	.75%	.25%	1,226	249
			$ 1,381	$ 298
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 84	$ 12
Class T	.25%	.25%	714	136
Class C	.75%	.25%	352	324
			$ 1,150	$ 472

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 19

Fidelity Income Replacement 2018 Fund
Class A	$ 752
Class C*	314
$ 1,066
Fidelity Income Replacement 2020 Fund
Class C*	$ 45

Fidelity Income Replacement 2026 Fund
Class T	$ 20

Fidelity Income Replacement 2028 Fund
Class T	$ 338

Fidelity Income Replacement 2030 Fund
Class A	$ 380

Fidelity Income Replacement 2038 Fund
Class A	$ 426

Fidelity Income Replacement 2042 Fund
Class A	$ 3

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement *
Fidelity Income Replacement 2016 Fund	$ 29
Fidelity Income Replacement 2018 Fund	21
Fidelity Income Replacement 2020 Fund	20
Fidelity Income Replacement 2022 Fund	17
Fidelity Income Replacement 2024 Fund	9
Fidelity Income Replacement 2026 Fund	7
Fidelity Income Replacement 2028 Fund	24
Fidelity Income Replacement 2030 Fund	16
Fidelity Income Replacement 2032 Fund	15
Fidelity Income Replacement 2034 Fund	11
Fidelity Income Replacement 2036 Fund	13
Fidelity Income Replacement 2038 Fund	8
Fidelity Income Replacement 2040 Fund	11
Fidelity Income Replacement 2042 Fund	37

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 7,086	$ 17,921
Class T	1,130	3,481
Class C	2,837	7,453
Income Replacement 2016	70,663	115,628
Institutional Class	447	1,088
Total	$ 82,163	$ 145,571
From net realized gain
Class A	$ 3,311	$ 4,976
Class T	617	1,014
Class C	3,251	4,218
Income Replacement 2016	22,904	28,030
Institutional Class	143	312
Total	$ 30,226	$ 38,550
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 9,944	$ 11,734
Class T	1,343	1,790
Class C	2,932	2,008
Income Replacement 2018	64,536	68,941
Institutional Class	7,319	3,499
Total	$ 86,074	$ 87,972
From net realized gain
Class A	$ 4,058	$ 3,011
Class T	695	560
Class C	2,364	852
Income Replacement 2018	22,722	15,393
Institutional Class	2,370	512
Total	$ 32,209	$ 20,328
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 5,982	$ 6,597
Class T	2,133	2,545
Class C	2,522	2,699
Income Replacement 2020	78,702	61,446
Institutional Class	242	563
Total	$ 89,581	$ 73,850
From net realized gain
Class A	$ 1,965	$ 1,517
Class T	907	694
Class C	1,535	1,162
Income Replacement 2020	20,732	11,189
Institutional Class	67	119
Total	$ 25,206	$ 14,681
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 5,998	$ 2,823
Class T	12	136
Class C	279	226
Income Replacement 2022	76,474	60,936
Institutional Class	64	60
Total	$ 82,827	$ 64,181

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 1,895	$ 242
Class T	3	32
Class C	142	95
Income Replacement 2022	19,965	10,582
Institutional Class	17	11
Total	$ 22,022	$ 10,962
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,019	$ 3,343
Class T	2,626	2,287
Class C	1,172	1,494
Income Replacement 2024	33,777	25,214
Institutional Class	506	445
Total	$ 42,100	$ 32,783
From net realized gain
Class A	$ 647	$ 710
Class T	748	601
Class C	465	575
Income Replacement 2024	7,431	4,764
Institutional Class	108	80
Total	$ 9,399	$ 6,730
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 5,115	$ 1,894
Class T	1,165	1,958
Class C	125	1,363
Income Replacement 2026	30,035	29,280
Institutional Class	495	440
Total	$ 36,935	$ 34,935
From net realized gain
Class A	$ 1,333	$ 335
Class T	329	383
Class C	41	570
Income Replacement 2026	7,049	5,283
Institutional Class	111	75
Total	$ 8,863	$ 6,646
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 2,263	$ 1,930
Class T	2,225	1,741
Class C	253	376
Income Replacement 2028	118,706	96,589
Institutional Class	760	441
Total	$ 124,207	$ 101,077
From net realized gain
Class A	$ 602	$ 325
Class T	568	397
Class C	107	135
Income Replacement 2028	25,172	16,208
Institutional Class	110	73
Total	$ 26,559	$ 17,138

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,705	$ 1,185
Class T	201	164
Class C	3,279	2,987
Income Replacement 2030	74,151	72,596
Institutional Class	671	441
Total	$ 80,007	$ 77,373
From net realized gain
Class A	$ 386	$ 209
Class T	60	38
Class C	1,336	991
Income Replacement 2030	15,711	12,458
Institutional Class	111	70
Total	$ 17,604	$ 13,766
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,854	$ 3,369
Class T	358	301
Class C	598	213
Income Replacement 2032	76,811	35,223
Institutional Class	342	297
Total	$ 81,963	$ 39,403
From net realized gain
Class A	$ 1,834	$ 7,528
Class T	199	816
Class C	440	1,719
Income Replacement 2032	30,021	95,178
Institutional Class	140	574
Total	$ 32,634	$ 105,815
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 326	$ 276
Class T	537	304
Class C	519	184
Income Replacement 2034	51,986	37,641
Institutional Class	2,565	2,077
Total	$ 55,933	$ 40,482
From net realized gain
Class A	$ 76	$ 50
Class T	99	65
Class C	184	49
Income Replacement 2034	9,314	5,761
Institutional Class	521	307
Total	$ 10,194	$ 6,232
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 426	$ 435
Class T	4,336	3,886
Class C	2,240	1,851
Income Replacement 2036	63,610	44,807
Institutional Class	13	346
Total	$ 70,625	$ 51,325

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 81	$ 75
Class T	1,001	793
Class C	622	576
Income Replacement 2036	11,064	6,275
Institutional Class	2	78
Total	$ 12,770	$ 7,797
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,288	$ 670
Class T	1,710	1,443
Class C	899	658
Income Replacement 2038	41,508	24,679
Institutional Class	551	460
Total	$ 45,956	$ 27,910
From net realized gain
Class A	$ 210	$ 96
Class T	429	297
Class C	305	202
Income Replacement 2038	8,397	3,260
Institutional Class	106	69
Total	$ 9,447	$ 3,924
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 141	$ 967
Class T	240	1,654
Class C	1,360	819
Income Replacement 2040	59,586	36,057
Institutional Class	44	532
Total	$ 61,371	$ 40,029
From net realized gain
Class A	$ 37	$ 224
Class T	107	359
Class C	555	216
Income Replacement 2040	13,452	4,701
Institutional Class	10	124
Total	$ 14,161	$ 5,624
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 552	$ 362
Class T	2,294	503
Class C	392	232
Income Replacement 2042	213,286	115,451
Institutional Class	579	475
Total	$ 217,103	$ 117,023
From net realized gain
Class A	$ 74	$ 53
Class T	482	67
Class C	89	65
Income Replacement 2042	33,444	15,682
Institutional Class	93	68
Total	$ 34,182	$ 15,935
Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	163	365	8,297	17,945
Shares redeemed	(11,297)	(18,902)	(577,897)	(929,690)
Net increase (decrease)	(11,134)	(18,537)	$ (569,600)	$ (911,745)
Class T
Shares sold	-	265	$ -	$ 12,983
Reinvestment of distributions	28	63	1,401	3,101
Shares redeemed	(1,244)	(7,104)	(63,469)	(347,550)
Net increase (decrease)	(1,216)	(6,776)	$ (62,068)	$ (331,466)
Class C
Shares sold	-	6,125	$ -	$ 300,000
Reinvestment of distributions	85	157	4,320	7,690
Shares redeemed	(6,563)	(3,855)	(336,404)	(191,514)
Net increase (decrease)	(6,478)	2,427	$ (332,084)	$ 116,176
Income Replacement 2016
Shares sold	32,858	28,998	$ 1,681,315	$ 1,428,856
Reinvestment of distributions	905	1,178	46,083	57,868
Shares redeemed	(52,922)	(46,750)	(2,704,793)	(2,309,726)
Net increase (decrease)	(19,159)	(16,574)	$ (977,395)	$ (823,002)
Institutional Class
Shares sold	-	752	$ -	$ 36,796
Reinvestment of distributions	12	15	590	731
Shares redeemed	(402)	(675)	(20,428)	(33,700)
Net increase (decrease)	(390)	92	$ (19,838)	$ 3,827
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,844	1,088	$ 96,498	$ 54,624
Reinvestment of distributions	165	161	8,476	7,873
Shares redeemed	(2,302)	(1,911)	(118,731)	(94,143)
Net increase (decrease)	(293)	(662)	$ (13,757)	$ (31,646)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	18	908	863
Shares redeemed	(626)	(458)	(32,478)	(22,651)
Net increase (decrease)	(608)	(440)	$ (31,570)	$ (21,788)
Class C
Shares sold	2,007	4,696	$ 104,323	$ 235,500
Reinvestment of distributions	96	47	4,895	2,324
Shares redeemed	(1,291)	(586)	(66,610)	(28,893)
Net increase (decrease)	812	4,157	$ 42,608	$ 208,931
Income Replacement 2018
Shares sold	19,009	19,759	$ 982,691	$ 973,771
Reinvestment of distributions	656	478	33,655	23,334
Shares redeemed	(22,946)	(19,401)	(1,182,626)	(957,919)
Net increase (decrease)	(3,281)	836	$ (166,280)	$ 39,186
Institutional Class
Shares sold	3,981	6,698	$ 204,782	$ 338,000
Reinvestment of distributions	145	12	7,435	589
Shares redeemed	(4,070)	(3,839)	(209,387)	(185,000)
Net increase (decrease)	56	2,871	$ 2,830	$ 153,589

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	474	179	$ 25,017	$ 9,014
Reinvestment of distributions	103	105	5,331	5,145
Shares redeemed	(967)	(946)	(50,578)	(46,428)
Net increase (decrease)	(390)	(662)	$ (20,230)	$ (32,269)
Class T
Shares sold	129	-	$ 6,823	$ -
Reinvestment of distributions	49	54	2,541	2,633
Shares redeemed	(2,023)	(240)	(108,390)	(11,738)
Net increase (decrease)	(1,845)	(186)	$ (99,026)	$ (9,105)
Class C
Shares sold	568	1,771	$ 29,000	$ 87,281
Reinvestment of distributions	57	57	2,907	2,797
Shares redeemed	(648)	(355)	(33,562)	(17,952)
Net increase (decrease)	(23)	1,473	$ (1,655)	$ 72,126
Income Replacement 2020
Shares sold	45,319	29,581	$ 2,366,414	$ 1,469,844
Reinvestment of distributions	908	529	46,992	25,967
Shares redeemed	(27,089)	(13,868)	(1,420,725)	(675,878)
Net increase (decrease)	19,138	16,242	$ 992,681	$ 819,933
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	14	309	682
Shares redeemed	-	(399)	-	(20,000)
Net increase (decrease)	6	(385)	$ 309	$ (19,318)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,423	$ -	$ 316,060
Reinvestment of distributions	71	23	3,695	1,138
Shares redeemed	(496)	(243)	(26,081)	(12,069)
Net increase (decrease)	(425)	6,203	$ (22,386)	$ 305,129
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	3	15	168
Shares redeemed	(91)	(357)	(4,748)	(17,200)
Net increase (decrease)	(91)	(354)	$ (4,733)	$ (17,032)
Class C
Shares sold	431	-	$ 23,074	$ -
Reinvestment of distributions	1	1	67	35
Shares redeemed	-	(92)	-	(4,361)
Net increase (decrease)	432	(91)	$ 23,141	$ (4,326)
Income Replacement 2022
Shares sold	23,547	29,354	$ 1,241,849	$ 1,440,819
Reinvestment of distributions	598	314	30,901	15,180
Shares redeemed	(18,669)	(18,125)	(986,018)	(881,196)
Net increase (decrease)	5,476	11,543	$ 286,732	$ 574,803
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	1	81	71
Shares redeemed	-	(11)	-	(514)
Net increase (decrease)	2	(10)	$ 81	$ (443)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,821	622	$ 249,930	$ 30,000
Reinvestment of distributions	70	61	3,660	2,969
Shares redeemed	(1,358)	(226)	(70,040)	(10,864)
Net increase (decrease)	3,533	457	$ 183,550	$ 22,105
Class T
Shares sold	182	2,920	$ 10,000	$ 135,760
Reinvestment of distributions	30	22	1,572	1,077
Shares redeemed	(210)	(289)	(11,083)	(14,000)
Net increase (decrease)	2	2,653	$ 489	$ 122,837
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	4	319	209
Shares redeemed	(1,320)	(75)	(68,217)	(3,683)
Net increase (decrease)	(1,314)	(71)	$ (67,898)	$ (3,474)
Income Replacement 2024
Shares sold	17,502	16,063	$ 923,490	$ 781,886
Reinvestment of distributions	343	214	17,775	10,356
Shares redeemed	(9,492)	(15,497)	(496,528)	(749,124)
Net increase (decrease)	8,353	780	$ 444,737	$ 43,118
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	11	614	525
Shares redeemed	-	(79)	-	(3,719)
Net increase (decrease)	12	(68)	$ 614	$ (3,194)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	3,297	671	$ 164,296	$ 33,486
Reinvestment of distributions	104	21	5,368	1,014
Shares redeemed	(628)	(98)	(32,970)	(4,755)
Net increase (decrease)	2,773	594	$ 136,694	$ 29,745
Class T
Shares sold	147	3,515	$ 7,752	$ 173,430
Reinvestment of distributions	22	39	1,126	1,904
Shares redeemed	(4,570)	(236)	(229,341)	(11,308)
Net increase (decrease)	(4,401)	3,318	$ (220,463)	$ 164,026
Class C
Shares sold	372	-	$ 20,181	$ -
Reinvestment of distributions	3	41	166	1,933
Shares redeemed	-	(3,579)	-	(176,288)
Net increase (decrease)	375	(3,538)	$ 20,347	$ (174,355)
Income Replacement 2026
Shares sold	15,295	15,104	$ 797,527	$ 721,544
Reinvestment of distributions	419	331	21,602	15,918
Shares redeemed	(10,796)	(22,948)	(570,139)	(1,095,887)
Net increase (decrease)	4,918	(7,513)	$ 248,990	$ (358,425)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	11	606	515
Shares redeemed	-	(79)	-	(3,694)
Net increase (decrease)	11	(68)	$ 606	$ (3,179)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,289	1,288	$ 71,770	$ 61,784
Reinvestment of distributions	55	45	2,865	2,202
Shares redeemed	(1,798)	(1,360)	(97,320)	(64,118)
Net increase (decrease)	(454)	(27)	$ (22,685)	$ (132)
Class T
Shares sold	3,419	-	$ 190,058	$ -
Reinvestment of distributions	18	8	932	397
Shares redeemed	(93)	(83)	(4,963)	(4,076)
Net increase (decrease)	3,344	(75)	$ 186,027	$ (3,679)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	3	214	163
Shares redeemed	(339)	(326)	(18,000)	(16,000)
Net increase (decrease)	(335)	(323)	$ (17,786)	$ (15,837)
Income Replacement 2028
Shares sold	48,154	18,525	$ 2,584,155	$ 916,759
Reinvestment of distributions	1,125	574	58,544	27,535
Shares redeemed	(21,518)	(27,768)	(1,167,596)	(1,327,202)
Net increase (decrease)	27,761	(8,669)	$ 1,475,103	$ (382,908)
Institutional Class
Shares sold	1,004	-	$ 53,885	$ -
Reinvestment of distributions	16	11	870	514
Shares redeemed	-	(79)	-	(3,680)
Net increase (decrease)	1,020	(68)	$ 54,755	$ (3,166)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	933	508	$ 49,913	$ 25,016
Reinvestment of distributions	19	6	1,002	292
Shares redeemed	(44)	(249)	(2,337)	(12,382)
Net increase (decrease)	908	265	$ 48,578	$ 12,926
Class T
Shares sold	11	130	$ 618	$ 5,786
Reinvestment of distributions	5	4	261	202
Shares redeemed	-	(172)	-	(7,763)
Net increase (decrease)	16	(38)	$ 879	$ (1,775)
Class C
Shares sold	305	1,702	$ 16,713	$ 80,000
Reinvestment of distributions	51	44	2,604	2,115
Shares redeemed	(884)	(960)	(46,510)	(46,183)
Net increase (decrease)	(528)	786	$ (27,193)	$ 35,932
Income Replacement 2030
Shares sold	39,836	18,798	$ 2,147,451	$ 902,632
Reinvestment of distributions	950	726	49,163	34,661
Shares redeemed	(14,994)	(28,344)	(778,185)	(1,372,064)
Net increase (decrease)	25,792	(8,820)	$ 1,418,429	$ (434,771)
Institutional Class
Shares sold	538	-	$ 27,920	$ -
Reinvestment of distributions	15	11	782	511
Shares redeemed	-	(79)	-	(3,667)
Net increase (decrease)	553	(68)	$ 28,702	$ (3,156)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	112	220	5,527	10,424
Shares redeemed	(320)	(52)	(16,355)	(2,367)
Net increase (decrease)	(208)	168	$ (10,828)	$ 8,057
Class T
Shares sold	489	-	$ 25,000	$ -
Reinvestment of distributions	11	24	557	1,117
Shares redeemed	(489)	(78)	(24,956)	(3,575)
Net increase (decrease)	11	(54)	$ 601	$ (2,458)
Class C
Shares sold	190	660	$ 9,600	$ 32,801
Reinvestment of distributions	21	41	1,038	1,932
Shares redeemed	-	(65)	-	(2,961)
Net increase (decrease)	211	636	$ 10,638	$ 31,772
Income Replacement 2032
Shares sold	30,500	42,168	$ 1,530,443	$ 2,026,945
Reinvestment of distributions	1,495	2,499	73,685	118,902
Shares redeemed	(11,121)	(8,682)	(559,873)	(414,301)
Net increase (decrease)	20,874	35,985	$ 1,044,255	$ 1,731,546
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	18	482	871
Shares redeemed	-	(54)	-	(2,502)
Net increase (decrease)	10	(36)	$ 482	$ (1,631)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	7	402	326
Shares redeemed	-	(59)	-	(2,697)
Net increase (decrease)	8	(52)	$ 402	$ (2,371)
Class T
Shares sold	1,105	-	$ 59,121	$ -
Reinvestment of distributions	12	8	636	369
Shares redeemed	-	(77)	-	(3,548)
Net increase (decrease)	1,117	(69)	$ 59,757	$ (3,179)
Class C
Shares sold	583	517	$ 30,000	$ 25,724
Reinvestment of distributions	14	5	703	233
Shares redeemed	(583)	(58)	(29,858)	(2,686)
Net increase (decrease)	14	464	$ 845	$ 23,271
Income Replacement 2034
Shares sold	37,259	3,140	$ 1,995,412	$ 153,765
Reinvestment of distributions	626	241	32,352	11,289
Shares redeemed	(10,339)	(2,549)	(550,747)	(121,949)
Net increase (decrease)	27,546	832	$ 1,477,017	$ 43,105
Institutional Class
Shares sold	-	258	$ -	$ 12,168
Reinvestment of distributions	60	50	3,086	2,360
Shares redeemed	(15)	(14)	(770)	(664)
Net increase (decrease)	45	294	$ 2,316	$ 13,864

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	11	507	510
Shares redeemed	(112)	(92)	(5,700)	(4,164)
Net increase (decrease)	(102)	(81)	$ (5,193)	$ (3,654)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	54	31	2,726	1,410
Shares redeemed	(348)	(264)	(18,208)	(12,509)
Net increase (decrease)	(294)	(233)	$ (15,482)	$ (11,099)
Class C
Shares sold	3,311	30	$ 175,000	$ 1,500
Reinvestment of distributions	54	52	2,730	2,427
Shares redeemed	(419)	(959)	(22,047)	(46,079)
Net increase (decrease)	2,946	(877)	$ 155,683	$ (42,152)
Income Replacement 2036
Shares sold	27,343	20,071	$ 1,427,322	$ 968,864
Reinvestment of distributions	604	223	30,579	10,328
Shares redeemed	(5,152)	(22,004)	(276,865)	(1,034,063)
Net increase (decrease)	22,795	(1,710)	$ 1,181,036	$ (54,871)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	9	15	424
Shares redeemed	-	(563)	-	(27,876)
Net increase (decrease)	-	(554)	$ 15	$ (27,452)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	1,696	851	$ 87,117	$ 39,713
Reinvestment of distributions	30	16	1,498	766
Shares redeemed	(1,076)	-	(54,240)	-
Net increase (decrease)	650	867	$ 34,375	$ 40,479
Class T
Shares sold	361	-	$ 19,357	$ -
Reinvestment of distributions	24	13	1,182	612
Shares redeemed	(87)	(465)	(4,480)	(20,928)
Net increase (decrease)	298	(452)	$ 16,059	$ (20,316)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	19	1,204	859
Shares redeemed	-	-	-	-
Net increase (decrease)	24	19	$ 1,204	$ 859
Income Replacement 2038
Shares sold	12,010	20,341	$ 616,548	$ 976,884
Reinvestment of distributions	705	325	35,469	15,074
Shares redeemed	(14,450)	(11,169)	(750,847)	(518,978)
Net increase (decrease)	(1,735)	9,497	$ (98,830)	$ 472,980
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	11	657	529
Shares redeemed	-	(86)	-	(3,849)
Net increase (decrease)	13	(75)	$ 657	$ (3,320)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	26	7	$ 1,376	$ 317
Reinvestment of distributions	4	26	178	1,191
Shares redeemed	-	(1,864)	-	(90,268)
Net increase (decrease)	30	(1,831)	$ 1,554	$ (88,760)
Class T
Shares sold	78	63	$ 4,000	$ 2,938
Reinvestment of distributions	7	44	347	2,013
Shares redeemed	(951)	(1,755)	(48,573)	(82,476)
Net increase (decrease)	(866)	(1,648)	$ (44,226)	$ (77,525)
Class C
Shares sold	582	543	$ 31,135	$ 26,345
Reinvestment of distributions	38	22	1,915	1,035
Shares redeemed	-	-	-	-
Net increase (decrease)	620	565	$ 33,050	$ 27,380
Income Replacement 2040
Shares sold	29,430	26,082	$ 1,560,721	$ 1,264,360
Reinvestment of distributions	943	331	47,571	15,315
Shares redeemed	(9,529)	(12,843)	(497,615)	(618,513)
Net increase (decrease)	20,844	13,570	$ 1,110,677	$ 661,162
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	14	54	656
Shares redeemed	-	(961)	-	(44,356)
Net increase (decrease)	1	(947)	$ 54	$ (43,700)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	846	245	$ 45,470	$ 11,886
Reinvestment of distributions	12	9	626	415
Shares redeemed	-	(304)	-	(14,424)
Net increase (decrease)	858	(50)	$ 46,096	$ (2,123)
Class T
Shares sold	-	2,200	$ -	$ 105,795
Reinvestment of distributions	55	12	2,776	570
Shares redeemed	-	(84)	-	(3,786)
Net increase (decrease)	55	2,128	$ 2,776	$ 102,579
Class C
Shares sold	1,254	-	$ 67,885	$ -
Reinvestment of distributions	9	6	481	297
Shares redeemed	-	(83)	-	(3,716)
Net increase (decrease)	1,263	(77)	$ 68,366	$ (3,419)
Income Replacement 2042
Shares sold	146,111	52,015	$ 7,567,549	$ 2,501,513
Reinvestment of distributions	2,829	1,220	142,929	56,045
Shares redeemed	(45,108)	(20,364)	(2,347,325)	(979,817)
Net increase (decrease)	103,832	32,871	$ 5,363,153	$ 1,577,741
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	12	672	543
Shares redeemed	-	(87)	-	(3,858)
Net increase (decrease)	13	(75)	$ 672	$ (3,315)

* Amount represents less than 1 share.

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	24%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 20, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Bruce T. Herring (1965)

Year of Election or Appointment: 2013

Vice President of Fidelity's Asset Allocation Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2006-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016	09/16/13	09/13/13	$0.000
Income Replacement 2018	09/16/13	09/13/13	$0.000
Income Replacement 2020	09/16/13	09/13/13	$0.085
Income Replacement 2022	09/16/13	09/13/13	$0.000
Income Replacement 2024	09/16/13	09/13/13	$0.000
Income Replacement 2026	09/16/13	09/13/13	$0.000
Income Replacement 2028	09/16/13	09/13/13	$0.000
Income Replacement 2030	09/16/13	09/13/13	$0.000
Income Replacement 2032	09/16/13	09/13/13	$0.550
Income Replacement 2034	09/16/13	09/13/13	$0.000
Income Replacement 2036	09/16/13	09/13/13	$0.000
Income Replacement 2038	09/16/13	09/13/13	$1.181
Income Replacement 2040	09/16/13	09/13/13	$0.683
Income Replacement 2042	09/16/13	09/13/13	$0.946

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2020	$18,799
Income Replacement 2032	$55,929
Income Replacement 2038	$52,984
Income Replacement 2040	$53,873
Income Replacement 2042	$254,212

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Income Replacement 2016	12.17%
Income Replacement 2018	11.95%
Income Replacement 2020	10.37%
Income Replacement 2022	9.40%
Income Replacement 2024	8.79%
Income Replacement 2026	8.10%
Income Replacement 2028	7.79%
Income Replacement 2030	7.58%
Income Replacement 2032	6.90%
Income Replacement 2034	7.01%
Income Replacement 2036	6.40%
Income Replacement 2038	6.71%
Income Replacement 2040	6.45%
Income Replacement 2042	5.88%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Annual Report

Distributions (Unaudited) - continued

Retail Class
Income Replacement 2016
August 2012	19%
September 2012	26%
October 2012	25%
November 2012	26%
December 2012 (Ex-Date 12/21/12)	27%
December 2012 (Ex-Date 12/28/12)	26%
January 2013	7%
February 2013	7%
March 2013	7%
April 2013	7%
May 2013	7%
June 2013	7%
July 2013	7%
Retail Class
Income Replacement 2018
August 2012	23%
September 2012	31%
October 2012	30%
November 2012	31%
December 2012 (Ex-Date 12/21/12)	32%
December 2012 (Ex-Date 12/28/12)	32%
January 2013	8%
February 2013	8%
March 2013	8%
April 2013	8%
May 2013	8%
June 2013	8%
July 2013	8%
Retail Class
Income Replacement 2020
August 2012	29%
September 2012	39%
October 2012	38%
November 2012	39%
December 2012 (Ex-Date 12/21/12)	41%
December 2012 (Ex-Date 12/28/12)	40%
January 2013	11%
February 2013	11%
March 2013	11%
April 2013	10%
May 2013	11%
June 2013	11%
July 2013	11%
Retail Class
Income Replacement 2022
August 2012	33%
September 2012	43%
October 2012	44%
November 2012	43%
December 2012 (Ex-Date 12/21/12)	44%
December 2012 (Ex-Date 12/28/12)	44%
January 2013	13%
February 2013	13%
March 2013	13%
April 2013	13%
May 2013	13%
June 2013	13%
July 2013	13%
Retail Class
Income Replacement 2024
August 2012	35%
September 2012	47%
October 2012	48%
November 2012	48%
December 2012 (Ex-Date 12/21/12)	51%
December 2012 (Ex-Date 12/28/12)	50%
January 2013	15%
February 2013	15%
March 2013	15%
April 2013	15%
May 2013	15%
June 2013	15%
July 2013	16%
Retail Class
Income Replacement 2026
August 2012	36%
September 2012	48%
October 2012	50%
November 2012	50%
December 2012 (Ex-Date 12/21/12)	52%
December 2012 (Ex-Date 12/28/12)	52%
January 2013	16%
February 2013	16%
March 2013	15%
April 2013	16%
May 2013	16%
June 2013	16%
July 2013	16%
Retail Class
Income Replacement 2028
August 2012	39%
September 2012	52%
October 2012	52%
November 2012	52%
December 2012 (Ex-Date 12/21/12)	53%
December 2012 (Ex-Date 12/28/12)	53%
January 2013	17%
February 2013	17%
March 2013	17%
April 2013	17%
May 2013	17%
June 2013	17%
July 2013	17%
Retail Class
Income Replacement 2030
August 2012	40%
September 2012	54%
October 2012	52%
November 2012	54%
December 2012 (Ex-Date 12/21/12)	54%
December 2012 (Ex-Date 12/28/12)	54%
January 2013	19%
February 2013	19%
March 2013	19%
April 2013	18%
May 2013	19%
June 2013	19%
July 2013	19%
Retail Class
Income Replacement 2032
August 2012	42%
September 2012	56%
October 2012	57%
November 2012	56%
December 2012 (Ex-Date 12/21/12)	58%
December 2012 (Ex-Date 12/28/12)	57%
January 2013	13%
February 2013	13%
March 2013	13%
April 2013	13%
May 2013	13%
June 2013	13%
July 2013	13%
Retail Class
Income Replacement 2034
August 2012	42%
September 2012	57%
October 2012	56%
November 2012	57%
December 2012 (Ex-Date 12/21/12)	57%
December 2012 (Ex-Date 12/28/12)	57%
January 2013	19%
February 2013	19%
March 2013	19%
April 2013	19%
May 2013	19%
June 2013	19%
July 2013	19%
Retail Class
Income Replacement 2036
August 2012	43%
September 2012	60%
October 2012	59%
November 2012	61%
December 2012 (Ex-Date 12/21/12)	62%
December 2012 (Ex-Date 12/28/12)	61%
January 2013	20%
February 2013	20%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	20%
July 2013	20%
Retail Class
Income Replacement 2038
August 2012	42%
September 2012	58%
October 2012	58%
November 2012	58%
December 2012 (Ex-Date 12/21/12)	59%
December 2012 (Ex-Date 12/28/12)	59%
January 2013	18%
February 2013	18%
March 2013	18%
April 2013	18%
May 2013	18%
June 2013	18%
July 2013	18%
Retail Class
Income Replacement 2040
August 2012	44%
September 2012	61%
October 2012	60%
November 2012	61%
December 2012 (Ex-Date 12/21/12)	61%
December 2012 (Ex-Date 12/28/12)	61%
January 2013	20%
February 2013	20%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	20%
July 2013	20%
Retail Class
Income Replacement 2042
August 2012	47%
September 2012	64%
October 2012	63%
November 2012	64%
December 2012 (Ex-Date 12/21/12)	64%
December 2012 (Ex-Date 12/28/12)	64%
January 2013	20%
February 2013	20%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	20%
July 2013	20%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-UANN-0913
1.848174.105

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Annual Report

July 31, 2013

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-2.52%	2.63%	1.87%
Class T (incl. 3.50% sales charge)	-0.43%	2.87%	2.02%
Class C (incl. contingent deferred sales charge)B	1.67%	3.08%	2.12%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

——	$27,895	Fidelity Advisor Income Replacement 2016 Fund – Class A
- - - -	$33,770	Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.38%	3.32%	2.32%
Class T (incl. 3.50% sales charge)	1.74%	3.55%	2.47%
Class C (incl. contingent deferred sales charge)B	3.90%	3.77%	2.58%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$28,640 Fidelity Advisor Income Replacement 2018 Fund – Class A

$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	1.64%	3.81%	2.62%
Class T (incl. 3.50% sales charge)	3.78%	4.04%	2.77%
Class C (incl. contingent deferred sales charge)B	6.02%	4.25%	2.87%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$29,130 Fidelity Advisor Income Replacement 2020 Fund – Class A

$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.25%	4.19%	2.88%
Class T (incl. 3.50% sales charge)	5.47%	4.44%	3.04%
Class C (incl. contingent deferred sales charge)B	7.70%	4.64%	3.13%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$29,578 Fidelity Advisor Income Replacement 2022 Fund – Class A
$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	4.49%	4.43%	3.06%
Class T (incl. 3.50% sales charge)	6.72%	4.67%	3.21%
Class C (incl. contingent deferred sales charge)B	9.03%	4.89%	3.31%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$29,884 Fidelity Advisor Income Replacement 2024 Fund – Class A
$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	5.36%	4.57%	3.10%
Class T (incl. 3.50% sales charge)	7.60%	4.81%	3.25%
Class C (incl. contingent deferred sales charge)B	9.93%	5.03%	3.36%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$29,956 Fidelity Advisor Income Replacement 2026 Fund – Class A
$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	6.02%	4.68%	3.16%
Class T (incl. 3.50% sales charge)	8.28%	4.91%	3.31%
Class C (incl. contingent deferred sales charge)B	10.65%	5.14%	3.41%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and Barclays U.S. Aggregate Bond IndexA performed over the same period.

35,000
32,500
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$30,053 Fidelity Advisor Income Replacement 2028 Fund – Class A
$33,770 Barclays U.S. Aggregate Bond Index
$32,932 S&P 500® Index

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	6.55%	4.78%	3.20%
Class T (incl. 3.50% sales charge)	8.83%	5.01%	3.36%
Class C (incl. contingent deferred sales charge)B	11.21%	5.24%	3.46%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$30,132 Fidelity Advisor Income Replacement 2030 Fund – Class A
$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	7.02%	4.81%	3.19%
Class T (incl. 3.50% sales charge)	9.31%	5.04%	3.35%
Class C (incl. contingent deferred sales charge)B	11.68%	5.26%	3.45%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$30,117 Fidelity Advisor Income Replacement 2032 Fund – Class A

$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	7.43%	4.81%	3.14%
Class T (incl. 3.50% sales charge)	9.73%	5.04%	3.30%
Class C (incl. contingent deferred sales charge)B	12.15%	5.27%	3.40%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$30,027 Fidelity Advisor Income Replacement 2034 Fund – Class A

$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	7.87%	4.84%	3.15%
Class T (incl. 3.50% sales charge)	10.18%	5.08%	3.30%
Class C (incl. contingent deferred sales charge)B	12.60%	5.30%	3.40%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$30,034 Fidelity Advisor Income Replacement 2036 Fund – Class A
$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	8.34%	4.90%	2.68%
Class T (incl. 3.50% sales charge)	10.68%	5.14%	2.86%
Class C (incl. contingent deferred sales charge)B	13.10%	5.37%	3.00%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012
2013
Period Ending Values
$28,979 Fidelity Advisor Income Replacement 2038 Fund – Class A
$32,474 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	8.94%	5.11%	2.86%
Class T (incl. 3.50% sales charge)	11.26%	5.33%	3.03%
Class C (incl. contingent deferred sales charge)B	13.71%	5.56%	3.17%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012
2013
Period Ending Values
$29,256 Fidelity Advisor Income Replacement 2040 Fund – Class A
$32,474 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	9.60%	5.26%	2.98%
Class T (incl. 3.50% sales charge)	11.92%	5.49%	3.15%
Class C (incl. contingent deferred sales charge)B	14.40%	5.72%	3.29%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012
2013

Period Ending Values

$29,446 Fidelity Advisor Income Replacement 2042 Fund – Class A

$32,474 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note. Bonds, on the other hand, were a bit of a mixed bag. U.S. high-income securities rallied strongly alongside equities for most of the period, buoyed by solid underlying fundamentals and strong technicals. Demand outpaced supply, as investors flocked to higher-risk, higher-yielding securities amid a persistently low interest rate environment. The tide turned, however, late in the period, as interest rates spiked on jitters about the Fed's stimulus-withdrawal strategy. High-yield bonds cooled off considerably in response, but still managed a 9.53% return for the year, according to The BofA Merrill LynchSM US High Yield Constrained Index. The more rate-sensitive U.S. investment-grade bond category faced particularly tough sledding and finished the period in the red, with the Barclays® U.S. Aggregate Bond Index returning -1.91%, its largest trailing one-year loss since January 1995.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the year, each of the Funds' Class A, Class T and Class C shares posted a positive absolute result (excluding sales charges). The longest-dated Funds - which are designed for shareholders who have a longer investment time horizon - delivered the largest returns. Seven of the eight underlying equity funds outperformed the S&P 500®, which serves as the benchmark for the equity asset class. Here, the Funds' two largest positions - Fidelity® Series Broad Market Opportunities Fund and Fidelity® Equity-Income Fund - were among the strongest performers. The Funds also benefited from exposure to Fidelity Large Cap Stock Fund, which replaced Fidelity Disciplined Equity Fund during the second half of the period. Shifting to the Funds' sole non-U.S. equity holding, Fidelity Advisor® International Discovery Fund added to absolute performance. Conversely, Fidelity Series 100 Index Fund was the only underlying equity fund to lag the equity asset class benchmark. Turning to fixed income, bond investors faced a challenging investment environment. Investment-grade bonds lost some of their luster during the period, as investors sought higher yields and became increasingly concerned about downside risk in a rising interest rate environment. That said, the Funds' bond asset class - which includes a diversified mix of underlying bond funds - finished in negative territory, but outperformed the -1.91% return of its benchmark, the Barclays® U.S. Aggregate Bond Index. Here, the Funds' positions in Fidelity Capital & Income Fund, which gained as investors sought higher-yielding bonds, and Fidelity Strategic Income Fund were the most beneficial on an absolute basis. Fidelity Strategic Income Fund holds U.S. government securities, non-U.S. developed-markets debt, emerging-markets debt and high-yield bonds, the last of which performed especially well given investors' stronger desire for yield during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,011.50	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,014.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,022.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,021.10	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,018.60	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,023.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,033.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,031.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.40	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,034.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,042.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,041.20	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,047.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,050.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,053.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,052.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,049.60	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,054.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,054.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,057.10	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,055.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,053.20	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,058.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,058.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,059.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,058.40	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,055.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,060.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,060.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,061.90	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,060.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,063.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,063.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,063.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,062.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.80	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,065.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,065.60	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,064.30	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,061.60	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,066.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,067.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,067.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,066.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,063.80	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,070.30	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,068.90	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,066.10	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,071.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,071.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,073.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,071.80	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,069.00	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,074.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,074.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.7	2.0
Fidelity Blue Chip Growth Fund	1.6	1.9
Fidelity Disciplined Equity Fund	0.0	2.1
Fidelity Equity-Income Fund	2.4	2.9
Fidelity Large Cap Stock Fund	1.8	0.0
Fidelity Series 100 Index Fund	1.6	1.9
Fidelity Series Broad Market Opportunities Fund	2.7	3.3
Fidelity Series Small Cap Opportunities Fund	0.2	0.3
	12.0	14.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.6	5.8
Fidelity Strategic Real Return Fund	4.6	5.8
Fidelity Total Bond Fund	13.8	17.3
	23.0	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	40.4	34.0
Fidelity Short-Term Bond Fund	24.6	22.7
	65.0	56.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Six months ago
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Expected
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.0%
Short-Term Funds	73.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 12.0%
	Shares	Value
Domestic Equity Funds - 12.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,088	$ 106,757
Fidelity Blue Chip Growth Fund (a)	1,657	98,838
Fidelity Equity-Income Fund (a)	2,715	151,494
Fidelity Large Cap Stock Fund (a)	4,624	114,261
Fidelity Series 100 Index Fund (a)	8,853	98,617
Fidelity Series Broad Market Opportunities Fund (a)	13,093	174,262
Fidelity Series Small Cap Opportunities Fund (a)	1,125	15,242
TOTAL EQUITY FUNDS (Cost $477,311)		759,471
Fixed-Income Funds - 23.0%

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Government Income Fund (a)	28,431	291,416
Fidelity Strategic Real Return Fund (a)	31,063	291,366
Fidelity Total Bond Fund (a)	82,812	876,146
TOTAL FIXED-INCOME FUNDS (Cost $1,341,725)		1,458,928
Short-Term Funds - 65.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,558,368	$ 2,558,368
Fidelity Short-Term Bond Fund (a)	181,806	1,556,260
TOTAL SHORT-TERM FUNDS (Cost $4,071,757)		4,114,628
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,890,793)		6,333,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(676)
NET ASSETS - 100%		$ 6,332,351
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 196,300	$ 40,015	$ 157,713	$ 326	$ 106,757
Fidelity Blue Chip Growth Fund	182,013	34,068	150,312	709	98,838
Fidelity Disciplined Equity Fund	210,633	30,025	274,082	3,912	-
Fidelity Equity-Income Fund	280,622	48,342	225,494	5,551	151,494
Fidelity Government Income Fund	552,361	113,514	344,423	5,688	291,416
Fidelity Institutional Money Market Portfolio Institutional Class	2,284,027	1,418,725	1,144,384	4,032	2,558,368
Fidelity Large Cap Stock Fund	-	137,384	24,343	209	114,261
Fidelity Series 100 Index Fund	182,376	43,353	143,592	11,750	98,617
Fidelity Series Broad Market Opportunities Fund	321,455	53,152	261,072	1,685	174,262
Fidelity Series Small Cap Opportunities Fund	28,030	6,238	23,630	96	15,242
Fidelity Short-Term Bond Fund	1,688,175	635,451	764,983	14,222	1,556,260
Fidelity Strategic Real Return Fund	555,593	100,173	356,069	9,012	291,366
Fidelity Total Bond Fund	1,662,789	350,745	1,053,045	34,949	876,146
Total	$ 8,144,374	$ 3,011,185	$ 4,923,142	$ 92,141	$ 6,333,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $5,890,793) - See accompanying schedule	$ 6,333,027

Liabilities
Distribution and service plan fees payable	676

Net Assets	$ 6,332,351
Net Assets consist of:
Paid in capital	$ 6,056,155
Undistributed net investment income	853
Accumulated undistributed net realized gain (loss) on investments	(166,891)
Net unrealized appreciation (depreciation) on investments	442,234
Net Assets	$ 6,332,351

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($330,738 ÷ 6,423.08 shares)	$ 51.49

Maximum offering price per share (100/94.25 of $51.49)	$ 54.63
Class T: Net Asset Value and redemption price per share ($134,978 ÷ 2,620.93 shares)	$ 51.50

Maximum offering price per share (100/96.50 of $51.50)	$ 53.37
Class C: Net Asset Value and offering price per share ($574,747 ÷ 11,179.25 shares)A	$ 51.41

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,262,051 ÷ 102,201.42 shares)	$ 51.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,837 ÷ 579.49 shares)	$ 51.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 92,141

Expenses
Distribution and service plan fees	$ 10,568
Independent trustees' compensation	29
Total expenses before reductions	10,597
Expense reductions	(29)	10,568
Net investment income (loss)		81,573
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	268,915
Capital gain distributions from underlying funds	80,156
Total net realized gain (loss)		349,071
Change in net unrealized appreciation (depreciation) on underlying funds		(168,305)
Net gain (loss)		180,766
Net increase (decrease) in net assets resulting from operations		$ 262,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,573	$ 145,008
Net realized gain (loss)	349,071	161,103
Change in net unrealized appreciation (depreciation)	(168,305)	(34,457)
Net increase (decrease) in net assets resulting from operations	262,339	271,654
Distributions to shareholders from net investment income	(82,163)	(145,571)
Distributions to shareholders from net realized gain	(30,226)	(38,550)
Total distributions	(112,389)	(184,121)
Share transactions - net increase (decrease)	(1,960,985)	(1,946,210)
Total increase (decrease) in net assets	(1,811,035)	(1,858,677)

Net Assets
Beginning of period	8,143,386	10,002,063
End of period (including undistributed net investment income of $853 and undistributed net investment income of $1,442, respectively)	$ 6,332,351	$ 8,143,386

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Income from Investment Operations
Net investment income (loss) C	.500	.736	.821	.831	1.118
Net realized and unrealized gain (loss)	1.219	.842	3.054	3.539	(3.686)
Total from investment operations	1.719	1.578	3.875	4.370	(2.568)
Distributions from net investment income	(.487)	(.733)	(.834)	(.830)	(1.132)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.689)	(.938)	(1.095)	(.950)	(1.572)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Total Return A, B	3.43%	3.23%	8.30%	10.08%	(5.07)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.98%	1.49%	1.68%	1.80%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331	$ 886	$ 1,798	$ 2,308	$ 2,599
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Income from Investment Operations
Net investment income (loss) C	.372	.612	.698	.716	1.025
Net realized and unrealized gain (loss)	1.225	.847	3.043	3.540	(3.690)
Total from investment operations	1.597	1.459	3.741	4.256	(2.665)
Distributions from net investment income	(.365)	(.594)	(.710)	(.716)	(1.025)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.567)	(.799)	(.971)	(.836)	(1.465)
Net asset value, end of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Total Return A, B	3.18%	2.98%	8.00%	9.81%	(5.30)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.73%	1.24%	1.42%	1.55%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 194	$ 529	$ 638	$ 499
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Income from Investment Operations
Net investment income (loss) C	.116	.364	.453	.485	.822
Net realized and unrealized gain (loss)	1.225	.837	3.055	3.531	(3.689)
Total from investment operations	1.341	1.201	3.508	4.016	(2.867)
Distributions from net investment income	(.179)	(.376)	(.447)	(.476)	(.813)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.381)	(.581)	(.708)	(.596)	(1.253)
Net asset value, end of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Total Return A, B	2.67%	2.45%	7.49%	9.24%	(5.76)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.23%	.74%	.92%	1.05%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 575	$ 891	$ 759	$ 1,075	$ 1,171
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Income from Investment Operations
Net investment income (loss) B	.627	.859	.944	.948	1.231
Net realized and unrealized gain (loss)	1.229	.838	3.055	3.539	(3.692)
Total from investment operations	1.856	1.697	3.999	4.487	(2.461)
Distributions from net investment income	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Total Return A	3.71%	3.48%	8.57%	10.36%	(4.82)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.23%	1.74%	1.93%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,262	$ 6,124	$ 6,873	$ 6,946	$ 4,733
Portfolio turnover rate C	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Income from Investment Operations
Net investment income (loss) B	.628	.861	.945	.947	1.235
Net realized and unrealized gain (loss)	1.228	.836	3.054	3.530	(3.686)
Total from investment operations	1.856	1.697	3.999	4.477	(2.451)
Distributions from net investment income	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Total Return A	3.71%	3.48%	8.57%	10.33%	(4.80)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.23%	1.74%	1.92%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 49	$ 44	$ 108	$ 109
Portfolio turnover rate C	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.0	3.2
Fidelity Blue Chip Growth Fund	2.8	2.9
Fidelity Disciplined Equity Fund	0.0	3.4
Fidelity Equity-Income Fund	4.2	4.5
Fidelity Large Cap Stock Fund	3.2	0.0
Fidelity Series 100 Index Fund	2.7	2.9
Fidelity Series Broad Market Opportunities Fund	4.9	5.2
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	21.2	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.5
Fidelity Strategic Real Return Fund	8.2	8.5
Fidelity Total Bond Fund	24.7	25.3
	41.1	42.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.4	16.7
Fidelity Short-Term Bond Fund	18.5	16.7
	36.9	33.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.3%
Short-Term Funds	33.4%

Expected
Domestic Equity Funds	19.6%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 22.0%
	Shares	Value
Domestic Equity Funds - 21.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,121	$ 170,368
Fidelity Blue Chip Growth Fund (a)	2,646	157,814
Fidelity Equity-Income Fund (a)	4,352	242,856
Fidelity Large Cap Stock Fund (a)	7,376	182,263
Fidelity Series 100 Index Fund (a)	14,135	157,461
Fidelity Series Broad Market Opportunities Fund (a)	20,958	278,946
Fidelity Series Small Cap Opportunities Fund (a)	1,783	24,159
TOTAL DOMESTIC EQUITY FUNDS		1,213,867
International Equity Funds - 0.8%
Fidelity Advisor International Discovery Fund Institutional Class (a)	1,289	47,187
TOTAL EQUITY FUNDS (Cost $1,006,129)		1,261,054
Fixed-Income Funds - 41.1%

Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund (a)	46,066	472,175
Fidelity Strategic Real Return Fund (a)	50,337	472,164
Fidelity Total Bond Fund (a)	134,003	1,417,756
TOTAL FIXED-INCOME FUNDS (Cost $2,387,103)		2,362,095
Short-Term Funds - 36.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,057,338	$ 1,057,338
Fidelity Short-Term Bond Fund (a)	123,601	1,058,027
TOTAL SHORT-TERM FUNDS (Cost $2,108,627)		2,115,365
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,501,859)		5,738,514
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574)
NET ASSETS - 100%		$ 5,737,940
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 132,206	$ 24,586	$ 133,397	$ 2,126	$ 47,187
Fidelity Advisor Mid Cap II Fund Institutional Class	201,003	55,315	119,506	377	170,368
Fidelity Blue Chip Growth Fund	186,939	43,633	112,267	794	157,814
Fidelity Disciplined Equity Fund	221,152	34,677	293,619	4,520	-
Fidelity Equity-Income Fund	294,015	68,749	175,768	6,582	242,856
Fidelity Government Income Fund	467,173	177,805	141,238	6,037	472,175
Fidelity Institutional Money Market Portfolio Institutional Class	871,771	452,940	267,373	1,520	1,057,338
Fidelity Large Cap Stock Fund	-	186,109	7,295	345	182,263
Fidelity Series 100 Index Fund	190,595	53,729	106,743	13,281	157,461
Fidelity Series Broad Market Opportunities Fund	332,577	73,700	198,600	1,921	278,946
Fidelity Series Small Cap Opportunities Fund	28,651	7,963	18,047	108	24,159
Fidelity Short-Term Bond Fund	876,559	453,818	270,918	7,918	1,058,027
Fidelity Strategic Real Return Fund	484,118	145,804	143,843	10,039	472,164
Fidelity Total Bond Fund	1,416,776	518,080	426,017	37,240	1,417,756
Total	$ 5,703,535	$ 2,296,908	$ 2,414,631	$ 92,808	$ 5,738,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $5,501,859) - See accompanying schedule		$ 5,738,514
Receivable for investments sold		708
Total assets		5,739,222

Liabilities
Payable for fund shares redeemed	$ 697
Distribution and service plan fees payable	585
Total liabilities		1,282

Net Assets		$ 5,737,940
Net Assets consist of:
Paid in capital		$ 5,984,764
Undistributed net investment income		1,066
Accumulated undistributed net realized gain (loss) on investments		(484,545)
Net unrealized appreciation (depreciation) on investments		236,655
Net Assets		$ 5,737,940

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($774,185 ÷ 14,760.72 shares)		$ 52.45

Maximum offering price per share (100/94.25 of $52.45)		$ 55.65
Class T: Net Asset Value and redemption price per share ($100,666 ÷ 1,918.31 shares)		$ 52.48

Maximum offering price per share (100/96.50 of $52.48)		$ 54.38
Class C: Net Asset Value and offering price per share ($497,709 ÷ 9,502.79 shares)A		$ 52.38

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,874,798 ÷ 73,863.24 shares)		$ 52.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($490,582 ÷ 9,350.76 shares)		$ 52.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 92,808

Expenses
Distribution and service plan fees	$ 6,645
Independent trustees' compensation	21
Total expenses before reductions	6,666
Expense reductions	(21)	6,645
Net investment income (loss)		86,163
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	60,029
Capital gain distributions from underlying funds	80,539
Total net realized gain (loss)		140,568
Change in net unrealized appreciation (depreciation) on underlying funds		92,673
Net gain (loss)		233,241
Net increase (decrease) in net assets resulting from operations		$ 319,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,163	$ 87,998
Net realized gain (loss)	140,568	133,708
Change in net unrealized appreciation (depreciation)	92,673	(43,406)
Net increase (decrease) in net assets resulting from operations	319,404	178,300
Distributions to shareholders from net investment income	(86,074)	(87,972)
Distributions to shareholders from net realized gain	(32,209)	(20,328)
Total distributions	(118,283)	(108,300)
Share transactions - net increase (decrease)	(166,169)	348,272
Total increase (decrease) in net assets	34,952	418,272

Net Assets
Beginning of period	5,702,988	5,284,716
End of period (including undistributed net investment income of $1,066 and undistributed net investment income of $1,086, respectively)	$ 5,737,940	$ 5,702,988

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Income from Investment Operations
Net investment income (loss) C	.719	.774	.836	.836	1.092
Net realized and unrealized gain (loss)	2.135	.909	3.655	3.763	(4.138)
Total from investment operations	2.854	1.683	4.491	4.599	(3.046)
Distributions from net investment income	(.705)	(.765)	(.834)	(.839)	(1.124)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.994)	(.963)	(1.071)	(.959)	(1.604)
Net asset value, end of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Total Return A, B	5.70%	3.45%	9.73%	10.80%	(6.06)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.57%	1.71%	1.83%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 774	$ 762	$ 784	$ 1,147	$ 833
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Income from Investment Operations
Net investment income (loss) C	.589	.651	.716	.722	.989
Net realized and unrealized gain (loss)	2.133	.909	3.664	3.759	(4.128)
Total from investment operations	2.722	1.560	4.380	4.481	(3.139)
Distributions from net investment income	(.573)	(.642)	(.723)	(.711)	(1.011)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.862)	(.840)	(.960)	(.831)	(1.491)
Net asset value, end of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Total Return A, B	5.43%	3.19%	9.48%	10.51%	(6.28)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.32%	1.46%	1.58%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 128	$ 148	$ 52	$ 91
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Income from Investment Operations
Net investment income (loss) C	.330	.403	.469	.495	.786
Net realized and unrealized gain (loss)	2.129	.912	3.659	3.760	(4.122)
Total from investment operations	2.459	1.315	4.128	4.255	(3.336)
Distributions from net investment income	(.350)	(.407)	(.471)	(.505)	(.794)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.639)	(.605)	(.708)	(.625)	(1.274)
Net asset value, end of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Total Return A, B	4.90%	2.68%	8.93%	9.98%	(6.75)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.82%	.96%	1.08%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 498	$ 439	$ 226	$ 201	$ 131
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Income from Investment Operations
Net investment income (loss) B	.848	.898	.960	.950	1.202
Net realized and unrealized gain (loss)	2.135	.908	3.657	3.761	(4.138)
Total from investment operations	2.983	1.806	4.617	4.711	(2.936)
Distributions from net investment income	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Total Return A	5.96%	3.71%	10.01%	11.07%	(5.81)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,875	$ 3,904	$ 3,806	$ 3,681	$ 3,435
Portfolio turnover rate C	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Income from Investment Operations
Net investment income (loss) B	.849	.891	.959	.950	1.175
Net realized and unrealized gain (loss)	2.124	.915	3.668	3.761	(4.121)
Total from investment operations	2.973	1.806	4.627	4.711	(2.946)
Distributions from net investment income	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Total Return A	5.94%	3.71%	10.03%	11.07%	(5.83)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 491	$ 470	$ 320	$ 350	$ 326
Portfolio turnover rate C	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.9	4.1
Fidelity Blue Chip Growth Fund	3.6	3.8
Fidelity Disciplined Equity Fund	0.0	4.4
Fidelity Equity-Income Fund	5.6	5.9
Fidelity Large Cap Stock Fund	4.2	0.0
Fidelity Series 100 Index Fund	3.6	3.9
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
	27.8	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.9
Fidelity Strategic Income Fund	0.4	0.9
	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	7.8
Fidelity Strategic Real Return Fund	8.0	7.8
Fidelity Total Bond Fund	24.0	23.2
	40.0	38.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.3	13.5
Fidelity Short-Term Bond Fund	14.4	13.5
	28.7	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	40.0%
Short-Term Funds	28.7%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.8%
Short-Term Funds	27.0%

Expected
Domestic Equity Funds	26.2%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 30.5%
	Shares	Value
Domestic Equity Funds - 27.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,239	$ 235,797
Fidelity Blue Chip Growth Fund (a)	3,668	218,782
Fidelity Equity-Income Fund (a)	6,025	336,182
Fidelity Large Cap Stock Fund (a)	10,219	252,502
Fidelity Series 100 Index Fund (a)	19,595	218,293
Fidelity Series Broad Market Opportunities Fund (a)	29,065	386,860
Fidelity Series Small Cap Opportunities Fund (a)	2,504	33,925
TOTAL DOMESTIC EQUITY FUNDS		1,682,341
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Institutional Class (a)	4,403	161,208
TOTAL EQUITY FUNDS (Cost $1,345,261)		1,843,549
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (a)	2,525	24,270
Fidelity Strategic Income Fund (a)	2,203	24,236
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,506

	Shares	Value
Investment Grade Fixed-Income Funds - 40.0%
Fidelity Government Income Fund (a)	47,099	$ 482,766
Fidelity Strategic Real Return Fund (a)	51,467	482,760
Fidelity Total Bond Fund (a)	137,006	1,449,522
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,415,048
TOTAL FIXED-INCOME FUNDS (Cost $2,444,994)		2,463,554
Short-Term Funds - 28.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	868,607	868,607
Fidelity Short-Term Bond Fund (a)	101,528	869,077
TOTAL SHORT-TERM FUNDS (Cost $1,725,827)		1,737,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,516,082)		6,044,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(393)
NET ASSETS - 100%		$ 6,044,394
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 160,549	$ 70,555	$ 105,044	$ 2,718	$ 161,208
Fidelity Advisor Mid Cap II Fund Institutional Class	215,224	110,384	134,485	436	235,797
Fidelity Blue Chip Growth Fund	200,292	92,840	126,277	899	218,782
Fidelity Capital & Income Fund	53,488	22,054	54,032	2,447	24,270
Fidelity Disciplined Equity Fund	237,576	88,853	375,529	5,151	-
Fidelity Equity-Income Fund	316,259	145,426	197,913	8,079	336,182
Fidelity Government Income Fund	360,633	267,383	117,415	5,406	482,766
Fidelity Institutional Money Market Portfolio Institutional Class	599,601	472,350	203,344	1,180	868,607
Fidelity Large Cap Stock Fund	-	251,859	4,371	498	252,502
Fidelity Series 100 Index Fund	204,612	104,650	118,954	15,376	218,293
Fidelity Series Broad Market Opportunities Fund	356,867	160,486	222,882	2,191	386,860
Fidelity Series Small Cap Opportunities Fund	30,733	15,372	19,724	122	33,925
Fidelity Short-Term Bond Fund	603,322	472,143	204,762	6,179	869,077
Fidelity Strategic Income Fund	53,081	21,814	50,080	1,716	24,236
Fidelity Strategic Real Return Fund	374,852	239,838	117,776	8,977	482,760
Fidelity Total Bond Fund	1,095,605	788,335	352,316	33,505	1,449,522
Total	$ 4,862,694	$ 3,324,342	$ 2,404,904	$ 94,880	$ 6,044,787
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $5,516,082) - See accompanying schedule	$ 6,044,787

Liabilities
Distribution and service plan fees payable	393

Net Assets	$ 6,044,394
Net Assets consist of:
Paid in capital	$ 5,549,902
Undistributed net investment income	1,135
Accumulated undistributed net realized gain (loss) on investments	(35,348)
Net unrealized appreciation (depreciation) on investments	528,705
Net Assets	$ 6,044,394

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($410,818 ÷ 7,666.08 shares)	$ 53.59

Maximum offering price per share (100/94.25 of $53.59)	$ 56.86
Class T: Net Asset Value and redemption price per share ($101,276 ÷ 1,889.74 shares)	$ 53.59

Maximum offering price per share (100/96.50 of $53.59)	$ 55.53
Class C: Net Asset Value and offering price per share ($322,230 ÷ 6,022.28 shares)A	$ 53.51

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($5,195,597 ÷ 96,957.33 shares)	$ 53.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,473 ÷ 270.08 shares)	$ 53.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 94,880

Expenses
Distribution and service plan fees	$ 5,048
Independent trustees' compensation	20
Total expenses before reductions	5,068
Expense reductions	(20)	5,048
Net investment income (loss)		89,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	137,025
Capital gain distributions from underlying funds	72,335
Total net realized gain (loss)		209,360
Change in net unrealized appreciation (depreciation) on underlying funds		125,629
Net gain (loss)		334,989
Net increase (decrease) in net assets resulting from operations		$ 424,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,832	$ 73,877
Net realized gain (loss)	209,360	43,077
Change in net unrealized appreciation (depreciation)	125,629	31,118
Net increase (decrease) in net assets resulting from operations	424,821	148,072
Distributions to shareholders from net investment income	(89,581)	(73,850)
Distributions to shareholders from net realized gain	(25,206)	(14,681)
Total distributions	(114,787)	(88,531)
Share transactions - net increase (decrease)	872,079	831,367
Total increase (decrease) in net assets	1,182,113	890,908

Net Assets
Beginning of period	4,862,281	3,971,373
End of period (including undistributed net investment income of $1,135 and undistributed net investment income of $884, respectively)	$ 6,044,394	$ 4,862,281

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Income from Investment Operations
Net investment income (loss) C	.770	.793	.817	.812	1.027
Net realized and unrealized gain (loss)	3.157	.884	4.128	3.930	(4.465)
Total from investment operations	3.927	1.677	4.945	4.742	(3.438)
Distributions from net investment income	(.774)	(.794)	(.826)	(.817)	(1.032)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.027)	(.977)	(1.045)	(.932)	(1.392)
Net asset value, end of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return A, B	7.84%	3.44%	10.79%	11.27%	(7.00)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.47%	1.61%	1.67%	1.79%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 408	$ 436	$ 607	$ 502
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Income from Investment Operations
Net investment income (loss) C	.639	.670	.696	.696	.926
Net realized and unrealized gain (loss)	3.145	.885	4.135	3.928	(4.460)
Total from investment operations	3.784	1.555	4.831	4.624	(3.534)
Distributions from net investment income	(.631)	(.672)	(.712)	(.699)	(.926)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.884)	(.855)	(.931)	(.814)	(1.286)
Net asset value, end of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return A, B	7.54%	3.18%	10.54%	10.98%	(7.23)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.22%	1.36%	1.42%	1.54%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 189	$ 196	$ 134	$ 171
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Income from Investment Operations
Net investment income (loss) C	.377	.422	.449	.473	.736
Net realized and unrealized gain (loss)	3.151	.876	4.132	3.923	(4.471)
Total from investment operations	3.528	1.298	4.581	4.396	(3.735)
Distributions from net investment income	(.415)	(.435)	(.452)	(.481)	(.725)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.668)	(.618)	(.671)	(.596)	(1.085)
Net asset value, end of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Total Return A, B	7.02%	2.65%	9.98%	10.43%	(7.70)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.72%	.86%	.92%	1.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322	$ 306	$ 228	$ 295	$ 221
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) B	.901	.917	.942	.925	1.125
Net realized and unrealized gain (loss)	3.160	.874	4.138	3.919	(4.464)
Total from investment operations	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return A	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.72%	1.86%	1.92%	2.04%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,196	$ 3,945	$ 3,079	$ 2,225	$ 1,624
Portfolio turnover rate C	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) B	.901	.917	.939	.928	1.138
Net realized and unrealized gain (loss)	3.160	.874	4.141	3.916	(4.477)
Total from investment operations	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return A	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.72%	1.86%	1.92%	2.04%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 32	$ 49	$ 95
Portfolio turnover rate C	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.9
Fidelity Blue Chip Growth Fund	4.4	4.5
Fidelity Disciplined Equity Fund	0.0	5.2
Fidelity Equity-Income Fund	6.7	7.0
Fidelity Large Cap Stock Fund	5.0	0.0
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series Broad Market Opportunities Fund	7.7	8.0
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	33.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.6	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.3	1.4
	2.6	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.4	7.2
Fidelity Total Bond Fund	22.0	21.5
	36.7	35.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.7	11.3
Fidelity Short-Term Bond Fund	11.8	11.3
	23.5	22.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.6%

Expected
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,058	$ 232,000
Fidelity Blue Chip Growth Fund (a)	3,606	215,074
Fidelity Equity-Income Fund (a)	5,930	330,881
Fidelity Large Cap Stock Fund (a)	10,057	248,520
Fidelity Series 100 Index Fund (a)	19,263	214,593
Fidelity Series Broad Market Opportunities Fund (a)	28,551	380,009
Fidelity Series Small Cap Opportunities Fund (a)	2,439	33,052
TOTAL DOMESTIC EQUITY FUNDS		1,654,129
International Equity Funds - 3.6%
Fidelity Advisor International Discovery Fund Institutional Class (a)	4,866	178,161
TOTAL EQUITY FUNDS (Cost $1,535,303)		1,832,290
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (a)	6,618	63,597
Fidelity Strategic Income Fund (a)	5,777	63,542
TOTAL HIGH YIELD FIXED-INCOME FUNDS		127,139

	Shares	Value
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund (a)	35,185	$ 360,647
Fidelity Strategic Real Return Fund (a)	38,449	360,654
Fidelity Total Bond Fund (a)	102,435	1,083,758
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,805,059
TOTAL FIXED-INCOME FUNDS (Cost $1,980,426)		1,932,198
Short-Term Funds - 23.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	579,040	579,040
Fidelity Short-Term Bond Fund (a)	67,680	579,345
TOTAL SHORT-TERM FUNDS (Cost $1,157,345)		1,158,385
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,673,074)		4,922,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117)
NET ASSETS - 100%		$ 4,922,756
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 183,474	$ 51,712	$ 95,878	$ 3,106	$ 178,161
Fidelity Advisor Mid Cap II Fund Institutional Class	219,937	76,642	107,505	465	232,000
Fidelity Blue Chip Growth Fund	204,630	60,542	100,262	920	215,074
Fidelity Capital & Income Fund	66,376	21,008	26,918	3,381	63,597
Fidelity Disciplined Equity Fund	242,600	42,423	332,865	5,224	-
Fidelity Equity-Income Fund	322,803	95,132	157,373	8,044	330,881
Fidelity Government Income Fund	297,834	160,431	75,874	4,214	360,647
Fidelity Institutional Money Market Portfolio Institutional Class	445,475	253,107	119,542	831	579,040
Fidelity Large Cap Stock Fund	-	265,493	21,450	514	248,520
Fidelity Series 100 Index Fund	208,907	72,419	93,189	15,600	214,593
Fidelity Series Broad Market Opportunities Fund	364,676	102,701	177,031	2,239	380,009
Fidelity Series Small Cap Opportunities Fund	31,064	10,434	15,607	125	33,052
Fidelity Short-Term Bond Fund	448,152	251,630	119,544	4,333	579,345
Fidelity Strategic Income Fund	65,896	20,636	21,708	2,379	63,542
Fidelity Strategic Real Return Fund	309,206	138,002	75,872	6,951	360,654
Fidelity Total Bond Fund	903,801	471,524	227,648	26,055	1,083,758
Total	$ 4,314,831	$ 2,093,836	$ 1,768,266	$ 84,381	$ 4,922,873
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,673,074) - See accompanying schedule	$ 4,922,873

Liabilities
Distribution and service plan fees payable	117

Net Assets	$ 4,922,756
Net Assets consist of:
Paid in capital	$ 5,198,377
Undistributed net investment income	964
Accumulated undistributed net realized gain (loss) on investments	(526,384)
Net unrealized appreciation (depreciation) on investments	249,799
Net Assets	$ 4,922,756

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($390,716.26 ÷ 7,214.609 shares)	$ 54.16

Maximum offering price per share (100/94.25 of $54.16)	$ 57.46
Class T: Net Asset Value and redemption price per share ($738.60 ÷ 13.617 shares)	$ 54.24

Maximum offering price per share (100/96.50 of $54.24)	$ 56.21
Class C: Net Asset Value and offering price per share ($53,555.35 ÷ 989.304 shares)A	$ 54.13

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,474,018.29 ÷ 82,617.815 shares)	$ 54.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,727.65 ÷ 68.856 shares)	$ 54.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 84,381

Expenses
Distribution and service plan fees	$ 1,287
Independent trustees' compensation	17
Total expenses before reductions	1,304
Expense reductions	(17)	1,287
Net investment income (loss)		83,094
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	42,053
Capital gain distributions from underlying funds	64,475
Total net realized gain (loss)		106,528
Change in net unrealized appreciation (depreciation) on underlying funds		240,421
Net gain (loss)		346,949
Net increase (decrease) in net assets resulting from operations		$ 430,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,094	$ 64,238
Net realized gain (loss)	106,528	53,984
Change in net unrealized appreciation (depreciation)	240,421	17,516
Net increase (decrease) in net assets resulting from operations	430,043	135,738
Distributions to shareholders from net investment income	(82,827)	(64,181)
Distributions to shareholders from net realized gain	(22,022)	(10,962)
Total distributions	(104,849)	(75,143)
Share transactions - net increase (decrease)	282,835	858,131
Total increase (decrease) in net assets	608,029	918,726

Net Assets
Beginning of period	4,314,727	3,396,001
End of period (including undistributed net investment income of $964 and undistributed net investment income of $814, respectively)	$ 4,922,756	$ 4,314,727

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Income from Investment Operations
Net investment income (loss) C	.825	.783	.817	.815	1.035
Net realized and unrealized gain (loss)	3.933	.842	4.431	3.980	(4.739)
Total from investment operations	4.758	1.625	5.248	4.795	(3.704)
Distributions from net investment income	(.804)	(.784)	(.824)	(.793)	(1.056)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.058)	(.955)	(1.038)	(1.085)	(1.476)
Net asset value, end of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Total Return A,B	9.54%	3.35%	11.58%	11.53%	(7.53)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.57%	1.59%	1.67%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391	$ 386	$ 72	$ 42	$ 122
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.686	.653	.691	.702	.933
Net realized and unrealized gain (loss)	3.958	.871	4.434	3.985	(4.736)
Total from investment operations	4.644	1.524	5.125	4.687	(3.803)
Distributions from net investment income	(.680)	(.643)	(.661)	(.685)	(.957)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.934)	(.814)	(.875)	(.977)	(1.377)
Net asset value, end of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Total Return A,B	9.29%	3.13%	11.30%	11.27%	(7.77)%
Ratios to Average Net Assets D,E
Expenses before reductions	.49% F	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49% F	.50%	.50%	.50%	.51%
Expenses net of all reductions	.49% F	.50%	.50%	.50%	.51%
Net investment income (loss)	1.30%	1.34%	1.43%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 5	$ 23	$ 77	$ 112
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.434	.411	.447	.477	.737
Net realized and unrealized gain (loss)	3.919	.845	4.434	3.989	(4.745)
Total from investment operations	4.353	1.256	4.881	4.466	(4.008)
Distributions from net investment income	(.459)	(.405)	(.437)	(.454)	(.752)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.713)	(.576)	(.651)	(.746)	(1.172)
Net asset value, end of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Total Return A,B	8.70%	2.58%	10.74%	10.72%	(8.25)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.83%	.84%	.92%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 28	$ 32	$ 44	$ 69
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Income from Investment Operations
Net investment income (loss) B	.956	.901	.937	.925	1.144
Net realized and unrealized gain (loss)	3.922	.849	4.438	3.978	(4.752)
Total from investment operations	4.878	1.750	5.375	4.903	(3.608)
Distributions from net investment income	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Total Return A	9.80%	3.62%	11.87%	11.80%	(7.30)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,474	$ 3,892	$ 3,266	$ 2,395	$ 2,353
Portfolio turnover rate C	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Income from Investment Operations
Net investment income (loss) B	.957	.900	.937	.918	1.131
Net realized and unrealized gain (loss)	3.921	.850	4.428	3.995	(4.749)
Total from investment operations	4.878	1.750	5.365	4.913	(3.618)
Distributions from net investment income	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Total Return A	9.80%	3.62%	11.85%	11.83%	(7.33)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 3	$ 4	$ 5	$ 166
Portfolio turnover rate C	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Blue Chip Growth Fund	4.9	5.0
Fidelity Disciplined Equity Fund	0.0	5.8
Fidelity Equity-Income Fund	7.6	7.8
Fidelity Large Cap Stock Fund	5.7	0.0
Fidelity Series 100 Index Fund	4.9	5.0
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.5	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.8
Fidelity Strategic Income Fund	1.7	1.8
	3.4	3.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.8
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.6	20.1
	34.3	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	10.0	9.6
	19.9	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.2%

Expected
Domestic Equity Funds	36.9%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,249	$ 152,094
Fidelity Blue Chip Growth Fund (a)	2,360	140,772
Fidelity Equity-Income Fund (a)	3,883	216,692
Fidelity Large Cap Stock Fund (a)	6,589	162,826
Fidelity Series 100 Index Fund (a)	12,608	140,457
Fidelity Series Broad Market Opportunities Fund (a)	18,727	249,252
Fidelity Series Small Cap Opportunities Fund (a)	1,609	21,797
TOTAL DOMESTIC EQUITY FUNDS		1,083,890
International Equity Funds - 4.5%
Fidelity Advisor International Discovery Fund Institutional Class (a)	3,558	130,259
TOTAL EQUITY FUNDS (Cost $997,022)		1,214,149
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund (a)	5,011	48,152
Fidelity Strategic Income Fund (a)	4,374	48,111
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,263

	Shares	Value
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Government Income Fund (a)	19,172	$ 196,513
Fidelity Strategic Real Return Fund (a)	20,950	196,512
Fidelity Total Bond Fund (a)	55,765	589,994
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		983,019
TOTAL FIXED-INCOME FUNDS (Cost $1,101,661)		1,079,282
Short-Term Funds - 19.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	284,337	284,337
Fidelity Short-Term Bond Fund (a)	33,235	284,490
TOTAL SHORT-TERM FUNDS (Cost $567,942)		568,827
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,666,625)		2,862,258
NET OTHER ASSETS (LIABILITIES) - 0.0%		(259)
NET ASSETS - 100%		$ 2,861,999
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 108,353	$ 66,463	$ 68,798	$ 1,904	$ 130,259
Fidelity Advisor Mid Cap II Fund Institutional Class	117,214	81,519	72,009	220	152,094
Fidelity Blue Chip Growth Fund	108,949	70,886	68,506	504	140,772
Fidelity Capital & Income Fund	39,313	26,053	18,985	2,229	48,152
Fidelity Disciplined Equity Fund	128,828	70,021	225,992	2,865	-
Fidelity Equity-Income Fund	171,688	108,153	103,978	4,779	216,692
Fidelity Government Income Fund	136,507	126,288	55,159	2,094	196,513
Fidelity Institutional Money Market Portfolio Institutional Class	187,573	174,707	77,944	372	284,337
Fidelity Large Cap Stock Fund	-	160,434	900	345	162,826
Fidelity Series 100 Index Fund	111,144	77,118	63,720	8,466	140,457
Fidelity Series Broad Market Opportunities Fund	194,050	120,327	117,422	1,238	249,252
Fidelity Series Small Cap Opportunities Fund	16,591	11,494	10,602	69	21,797
Fidelity Short-Term Bond Fund	188,694	174,351	77,952	1,952	284,490
Fidelity Strategic Income Fund	39,035	27,049	16,872	1,575	48,111
Fidelity Strategic Real Return Fund	141,621	116,270	55,158	3,550	196,512
Fidelity Total Bond Fund	414,206	374,261	165,329	12,954	589,994
Total	$ 2,103,766	$ 1,785,394	$ 1,199,326	$ 45,116	$ 2,862,258
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $2,666,625) - See accompanying schedule	$ 2,862,258

Liabilities
Distribution and service plan fees payable	259

Net Assets	$ 2,861,999
Net Assets consist of:
Paid in capital	$ 2,682,180
Undistributed net investment income	505
Accumulated undistributed net realized gain (loss) on investments	(16,319)
Net unrealized appreciation (depreciation) on investments	195,633
Net Assets	$ 2,861,999

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($424,366 ÷ 7,748.1 shares)	$ 54.77

Maximum offering price per share (100/94.25 of $54.77)	$ 58.11
Class T: Net Asset Value and redemption price per share ($189,657 ÷ 3,462.3 shares)	$ 54.78

Maximum offering price per share (100/96.50 of $54.78)	$ 56.77
Class C: Net Asset Value and offering price per share ($112,822 ÷ 2,063.9 shares)A	$ 54.66

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($2,107,899 ÷ 38,483.8 shares)	$ 54.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,255 ÷ 497.6 shares)	$ 54.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 45,116

Expenses
Distribution and service plan fees	$ 2,859
Independent trustees' compensation	9
Total expenses before reductions	2,868
Expense reductions	(9)	2,859
Net investment income (loss)		42,257
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,524
Capital gain distributions from underlying funds	33,816
Total net realized gain (loss)		74,340
Change in net unrealized appreciation (depreciation) on underlying funds		131,901
Net gain (loss)		206,241
Net increase (decrease) in net assets resulting from operations		$ 248,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,257	$ 32,792
Net realized gain (loss)	74,340	92,176
Change in net unrealized appreciation (depreciation)	131,901	(53,738)
Net increase (decrease) in net assets resulting from operations	248,498	71,230
Distributions to shareholders from net investment income	(42,100)	(32,783)
Distributions to shareholders from net realized gain	(9,399)	(6,730)
Total distributions	(51,499)	(39,513)
Share transactions - net increase (decrease)	561,492	181,392
Total increase (decrease) in net assets	758,491	213,109

Net Assets
Beginning of period	2,103,508	1,890,399
End of period (including undistributed net investment income of $505 and undistributed net investment income of $348, respectively)	$ 2,861,999	$ 2,103,508

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) C	.840	.821	.809	.811	1.014
Net realized and unrealized gain (loss)	4.571	.771	4.667	4.020	(5.004)
Total from investment operations	5.411	1.592	5.476	4.831	(3.990)
Distributions from net investment income	(.900)	(.794)	(.819)	(.791)	(1.020)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.121)	(.962)	(1.036)	(.901)	(1.500)
Net asset value, end of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Total Return A,B	10.86%	3.29%	12.13%	11.70%	(8.10)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%	1.68%	1.66%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424	$ 213	$ 187	$ 260	$ 287
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) C	.706	.699	.685	.701	.919
Net realized and unrealized gain (loss)	4.576	.769	4.672	4.025	(5.010)
Total from investment operations	5.282	1.468	5.357	4.726	(4.091)
Distributions from net investment income	(.771)	(.680)	(.690)	(.676)	(.919)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.992)	(.848)	(.907)	(.786)	(1.399)
Net asset value, end of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Total Return A,B	10.59%	3.03%	11.85%	11.43%	(8.34)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%	1.43%	1.41%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 175	$ 40	$ 54	$ 69
Portfolio turnover rate D	49%	65%	26%	34%	64%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Income from Investment Operations
Net investment income (loss) C	.444	.454	.443	.476	.726
Net realized and unrealized gain (loss)	4.564	.761	4.668	4.020	(5.005)
Total from investment operations	5.008	1.215	5.111	4.496	(4.279)
Distributions from net investment income	(.557)	(.437)	(.454)	(.456)	(.721)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.778)	(.605)	(.671)	(.566)	(1.201)
Net asset value, end of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Total Return A,B	10.03%	2.50%	11.30%	10.87%	(8.80)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.93%	.91%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 170	$ 172	$ 159	$ 147
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Income from Investment Operations
Net investment income (loss) B	.969	.942	.933	.924	1.118
Net realized and unrealized gain (loss)	4.563	.775	4.668	4.020	(5.011)
Total from investment operations	5.532	1.717	5.601	4.944	(3.893)
Distributions from net investment income	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Total Return A	11.12%	3.55%	12.41%	11.98%	(7.87)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,108	$ 1,521	$ 1,463	$ 1,026	$ 749
Portfolio turnover rate C	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Income from Investment Operations
Net investment income (loss) B	.969	.944	.930	.922	1.119
Net realized and unrealized gain (loss)	4.573	.763	4.671	4.032	(5.022)
Total from investment operations	5.542	1.707	5.601	4.954	(3.903)
Distributions from net investment income	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Total Return A	11.14%	3.53%	12.41%	12.00%	(7.89)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 25	$ 28	$ 37	$ 57
Portfolio turnover rate C	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Blue Chip Growth Fund	5.3	5.4
Fidelity Disciplined Equity Fund	0.0	6.2
Fidelity Equity-Income Fund	8.1	8.2
Fidelity Large Cap Stock Fund	6.1	0.0
Fidelity Series 100 Index Fund	5.3	5.3
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.7	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.4	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	1.9	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.5
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.5	19.3
	32.5	32.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.4
Fidelity Short-Term Bond Fund	8.8	8.5
	17.5	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,853	$ 122,791
Fidelity Blue Chip Growth Fund (a)	1,905	113,623
Fidelity Equity-Income Fund (a)	3,135	174,916
Fidelity Large Cap Stock Fund (a)	5,312	131,270
Fidelity Series 100 Index Fund (a)	10,177	113,368
Fidelity Series Broad Market Opportunities Fund (a)	15,107	201,073
Fidelity Series Small Cap Opportunities Fund (a)	1,287	17,439
TOTAL DOMESTIC EQUITY FUNDS		874,480
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Institutional Class (a)	3,177	116,306
TOTAL EQUITY FUNDS (Cost $828,729)		990,786
Fixed-Income Funds - 36.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (a)	4,388	42,166
Fidelity Strategic Income Fund (a)	3,830	42,132
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,298

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund (a)	13,617	$ 139,572
Fidelity Strategic Real Return Fund (a)	14,880	139,573
Fidelity Total Bond Fund (a)	39,645	419,449
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		698,594
TOTAL FIXED-INCOME FUNDS (Cost $804,830)		782,892
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	187,282	187,282
Fidelity Short-Term Bond Fund (a)	21,915	187,589
TOTAL SHORT-TERM FUNDS (Cost $374,523)		374,871
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,008,082)		2,148,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119)
NET ASSETS - 100%		$ 2,148,430
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 106,479	$ 43,290	$ 58,004	$ 2,002	$ 116,306
Fidelity Advisor Mid Cap II Fund Institutional Class	104,677	50,423	54,441	234	122,791
Fidelity Blue Chip Growth Fund	97,320	42,005	51,168	483	113,623
Fidelity Capital & Income Fund	37,097	17,502	14,491	2,020	42,166
Fidelity Disciplined Equity Fund	115,558	26,768	165,994	2,747	-
Fidelity Equity-Income Fund	153,706	63,947	78,459	4,112	174,916
Fidelity Government Income Fund	109,512	75,722	37,572	1,576	139,572
Fidelity Institutional Money Market Portfolio Institutional Class	141,722	94,292	48,732	265	187,282
Fidelity Large Cap Stock Fund	-	133,409	5,350	249	131,270
Fidelity Series 100 Index Fund	99,489	48,312	47,618	8,214	113,368
Fidelity Series Broad Market Opportunities Fund	173,397	70,150	88,203	1,184	201,073
Fidelity Series Small Cap Opportunities Fund	14,904	7,065	8,218	66	17,439
Fidelity Short-Term Bond Fund	142,610	94,827	49,672	1,376	187,589
Fidelity Strategic Income Fund	36,800	18,893	12,886	1,424	42,132
Fidelity Strategic Real Return Fund	113,902	66,676	37,572	2,706	139,573
Fidelity Total Bond Fund	332,105	223,546	112,804	9,761	419,449
Total	$ 1,779,278	$ 1,076,827	$ 871,184	$ 38,419	$ 2,148,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $2,008,082) - See accompanying schedule		$ 2,148,549
Receivable for investments sold		2,376
Total assets		2,150,925

Liabilities
Payable for fund shares redeemed	$ 2,377
Distribution and service plan fees payable	118
Total liabilities		2,495

Net Assets		$ 2,148,430
Net Assets consist of:
Paid in capital		$ 2,173,271
Undistributed net investment income		401
Accumulated undistributed net realized gain (loss) on investments		(165,709)
Net unrealized appreciation (depreciation) on investments		140,467
Net Assets		$ 2,148,430

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,069 ÷ 5,548.14 shares)		$ 54.81

Maximum offering price per share (100/94.25 of $54.81)		$ 58.15
Class T: Net Asset Value and redemption price per share ($84,894 ÷ 1,548.54 shares)		$ 54.82

Maximum offering price per share (100/96.50 of $54.82)		$ 56.81

Class C: Net Asset Value and offering price per share ($30,509 ÷ 557.10 shares)A		$ 54.76

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,701,646 ÷ 31,044.14 shares)		$ 54.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,312 ÷ 498.29 shares)		$ 54.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 38,419

Expenses
Distribution and service plan fees	$ 1,364
Independent trustees' compensation	7
Total expenses before reductions	1,371
Expense reductions	(7)	1,364
Net investment income (loss)		37,055
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,637
Capital gain distributions from underlying funds	28,307
Total net realized gain (loss)		58,944
Change in net unrealized appreciation (depreciation) on underlying funds		132,987
Net gain (loss)		191,931
Net increase (decrease) in net assets resulting from operations		$ 228,986

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,055	$ 34,853
Net realized gain (loss)	58,944	45,033
Change in net unrealized appreciation (depreciation)	132,987	(33,218)
Net increase (decrease) in net assets resulting from operations	228,986	46,668
Distributions to shareholders from net investment income	(36,935)	(34,935)
Distributions to shareholders from net realized gain	(8,863)	(6,646)
Total distributions	(45,798)	(41,581)
Share transactions - net increase (decrease)	186,174	(342,188)
Total increase (decrease) in net assets	369,362	(337,101)

Net Assets
Beginning of period	1,779,068	2,116,169
End of period (including undistributed net investment income of $401 and undistributed net investment income of $310, respectively)	$ 2,148,430	$ 1,779,068

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) C	.906	.793	.750	.743	1.042
Net realized and unrealized gain (loss)	4.920	.712	4.846	4.098	(5.184)
Total from investment operations	5.826	1.505	5.596	4.841	(4.142)
Distributions from net investment income	(.879)	(.789)	(.796)	(.771)	(1.028)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.106)	(.945)	(.996)	(.881)	(1.648)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Total Return A,B	11.79%	3.13%	12.52%	11.87%	(8.56)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.73%	1.64%	1.55%	1.68%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 139	$ 108	$ 45	$ 69
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) C	.781	.668	.630	.638	.944
Net realized and unrealized gain (loss)	4.911	.713	4.851	4.092	(5.184)
Total from investment operations	5.692	1.381	5.481	4.730	(4.240)
Distributions from net investment income	(.725)	(.675)	(.671)	(.670)	(.930)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.952)	(.831)	(.871)	(.780)	(1.550)
Net asset value, end of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Total Return A,B	11.50%	2.87%	12.26%	11.59%	(8.79)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.48%	1.39%	1.30%	1.44%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 298	$ 130	$ 116	$ 55
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Income from Investment Operations
Net investment income (loss) C	.508	.430	.387	.412	.757
Net realized and unrealized gain (loss)	4.915	.730	4.848	4.087	(5.183)
Total from investment operations	5.423	1.160	5.235	4.499	(4.426)
Distributions from net investment income	(.556)	(.374)	(.435)	(.449)	(.724)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.783)	(.530)	(.635)	(.559)	(1.344)
Net asset value, end of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Total Return A,B	10.93%	2.40%	11.70%	11.01%	(9.25)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.97%	.89%	.80%	.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 9	$ 184	$ 174	$ 183
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) B	1.040	.913	.878	.856	1.138
Net realized and unrealized gain (loss)	4.914	.711	4.844	4.091	(5.190)
Total from investment operations	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return A	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,702	$ 1,309	$ 1,666	$ 622	$ 357
Portfolio turnover rate C	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) B	1.039	.912	.870	.855	1.136
Net realized and unrealized gain (loss)	4.915	.712	4.852	4.092	(5.188)
Total from investment operations	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return A	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate C	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Blue Chip Growth Fund	5.5	5.6
Fidelity Disciplined Equity Fund	0.0	6.4
Fidelity Equity-Income Fund	8.5	8.6
Fidelity Large Cap Stock Fund	6.4	0.0
Fidelity Series 100 Index Fund	5.5	5.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.6	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.2	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.3	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.5	18.4
	30.9	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.0	7.8
	16.0	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 48.8%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	22,907	$ 480,592
Fidelity Blue Chip Growth Fund (a)	7,454	444,607
Fidelity Equity-Income Fund (a)	12,267	684,505
Fidelity Large Cap Stock Fund (a)	20,831	514,724
Fidelity Series 100 Index Fund (a)	39,822	443,617
Fidelity Series Broad Market Opportunities Fund (a)	59,146	787,235
Fidelity Series Small Cap Opportunities Fund (a)	5,055	68,500
TOTAL DOMESTIC EQUITY FUNDS		3,423,780
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	13,653	499,848
TOTAL EQUITY FUNDS (Cost $3,203,777)		3,923,628
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (a)	18,099	173,936
Fidelity Strategic Income Fund (a)	15,800	173,797
TOTAL HIGH YIELD FIXED-INCOME FUNDS		347,733

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund (a)	48,539	$ 497,527
Fidelity Strategic Real Return Fund (a)	53,042	497,534
Fidelity Total Bond Fund (a)	141,021	1,492,003
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,487,064
TOTAL FIXED-INCOME FUNDS (Cost $2,853,082)		2,834,797
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	642,394	642,394
Fidelity Short-Term Bond Fund (a)	75,086	642,734
TOTAL SHORT-TERM FUNDS (Cost $1,279,594)		1,285,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,336,453)		8,043,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134)
NET ASSETS - 100%		$ 8,043,419
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 387,888	$ 182,315	$ 160,308	$ 6,742	$ 499,848
Fidelity Advisor Mid Cap II Fund Institutional Class	348,439	196,711	143,018	732	480,592
Fidelity Blue Chip Growth Fund	323,721	163,943	134,592	1,499	444,607
Fidelity Capital & Income Fund	129,598	73,330	35,080	7,547	173,936
Fidelity Disciplined Equity Fund	383,435	105,550	572,750	8,440	-
Fidelity Equity-Income Fund	510,466	246,402	197,295	14,235	684,505
Fidelity Government Income Fund	337,867	266,850	80,339	5,163	497,527
Fidelity Institutional Money Market Portfolio Institutional Class	419,703	321,304	98,613	824	642,394
Fidelity Large Cap Stock Fund	-	514,855	10,286	1,097	514,724
Fidelity Series 100 Index Fund	330,434	181,513	118,064	25,786	443,617
Fidelity Series Broad Market Opportunities Fund	577,045	271,925	222,181	3,642	787,235
Fidelity Series Small Cap Opportunities Fund	49,604	27,706	21,999	204	68,500
Fidelity Short-Term Bond Fund	422,564	324,449	103,074	4,331	642,734
Fidelity Strategic Income Fund	128,662	81,069	32,209	5,340	173,797
Fidelity Strategic Real Return Fund	350,537	242,230	80,332	8,643	497,534
Fidelity Total Bond Fund	1,023,539	789,670	241,280	31,978	1,492,003
Total	$ 5,723,502	$ 3,989,822	$ 2,251,420	$ 126,203	$ 8,043,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $7,336,453) - See accompanying schedule		$ 8,043,553
Cash		1
Receivable for fund shares sold		35,000
Total assets		8,078,554

Liabilities
Payable for investments purchased	$ 34,996
Distribution and service plan fees payable	139
Total liabilities		35,135

Net Assets		$ 8,043,419
Net Assets consist of:
Paid in capital		$ 7,748,016
Undistributed net investment income		1,493
Accumulated undistributed net realized gain (loss) on investments		(413,190)
Net unrealized appreciation (depreciation) on investments		707,100
Net Assets		$ 8,043,419

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,631 ÷ 2,190.04 shares)		$ 55.54

Maximum offering price per share (100/94.25 of $55.54)		$ 58.93
Class T: Net Asset Value and redemption price per share ($326,432 ÷ 5,876.39 shares)		$ 55.55

Maximum offering price per share (100/96.50 of $55.55)		$ 57.56
Class C: Net Asset Value and offering price per share ($17,807 ÷ 320.89 shares)A		$ 55.49

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($7,494,106 ÷ 134,924.32 shares)		$ 55.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,443 ÷ 1,502.31 shares)		$ 55.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 126,203

Expenses
Distribution and service plan fees	$ 1,326
Independent trustees' compensation	24
Total expenses before reductions	1,350
Expense reductions	(24)	1,326
Net investment income (loss)		124,877
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101,427
Capital gain distributions from underlying funds	88,848
Total net realized gain (loss)		190,275
Change in net unrealized appreciation (depreciation) on underlying funds		480,221
Net gain (loss)		670,496
Net increase (decrease) in net assets resulting from operations		$ 795,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,877	$ 100,790
Net realized gain (loss)	190,275	155,086
Change in net unrealized appreciation (depreciation)	480,221	(131,252)
Net increase (decrease) in net assets resulting from operations	795,373	124,624
Distributions to shareholders from net investment income	(124,207)	(101,077)
Distributions to shareholders from net realized gain	(26,559)	(17,138)
Total distributions	(150,766)	(118,215)
Share transactions - net increase (decrease)	1,675,414	(405,722)
Total increase (decrease) in net assets	2,320,021	(399,313)

Net Assets
Beginning of period	5,723,398	6,122,711
End of period (including undistributed net investment income of $1,493 and undistributed net investment income of $996, respectively)	$ 8,043,419	$ 5,723,398

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Income from Investment Operations
Net investment income (loss) C	.868	.792	.802	.789	1.000
Net realized and unrealized gain (loss)	5.348	.666	4.972	4.116	(5.341)
Total from investment operations	6.216	1.458	5.774	4.905	(4.341)
Distributions from net investment income	(.879)	(.794)	(.815)	(.785)	(.979)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.106)	(.948)	(1.024)	(.895)	(1.309)
Net asset value, end of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Total Return A, B	12.49%	3.02%	12.85%	11.96%	(8.93)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.64%	1.63%	1.65%	1.78%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 133	$ 133	$ 359	$ 278
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Income from Investment Operations
Net investment income (loss) C	.738	.672	.682	.678	.905
Net realized and unrealized gain (loss)	5.346	.678	4.975	4.107	(5.340)
Total from investment operations	6.084	1.350	5.657	4.785	(4.435)
Distributions from net investment income	(.767)	(.676)	(.668)	(.675)	(.875)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.994)	(.830)	(.877)	(.785)	(1.205)
Net asset value, end of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Total Return A, B	12.21%	2.79%	12.57%	11.66%	(9.15)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.39%	1.38%	1.40%	1.53%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326	$ 128	$ 130	$ 328	$ 311
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Income from Investment Operations
Net investment income (loss) C	.471	.427	.438	.454	.711
Net realized and unrealized gain (loss)	5.346	.662	4.974	4.117	(5.333)
Total from investment operations	5.817	1.089	5.412	4.571	(4.622)
Distributions from net investment income	(.540)	(.435)	(.453)	(.431)	(.678)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.767)	(.589)	(.662)	(.541)	(1.008)
Net asset value, end of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Total Return A, B	11.65%	2.24%	12.01%	11.13%	(9.60)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.88%	.90%	1.02%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 33	$ 49	$ 51	$ 86
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) B	1.003	.914	.925	.900	1.087
Net realized and unrealized gain (loss)	5.340	.680	4.965	4.115	(5.330)
Total from investment operations	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return A	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,494	$ 5,405	$ 5,783	$ 5,383	$ 5,641
Portfolio turnover rate C	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) B	1.011	.916	.923	.899	1.097
Net realized and unrealized gain (loss)	5.332	.678	4.967	4.116	(5.340)
Total from investment operations	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return A	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate C	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.2
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Disciplined Equity Fund	0.0	6.6
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Large Cap Stock Fund	6.6	0.0
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.9	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.9	17.6
	29.9	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

Expected
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,339	$ 363,773
Fidelity Blue Chip Growth Fund (a)	5,645	336,749
Fidelity Equity-Income Fund (a)	9,294	518,628
Fidelity Large Cap Stock Fund (a)	15,758	389,387
Fidelity Series 100 Index Fund (a)	30,161	335,996
Fidelity Series Broad Market Opportunities Fund (a)	44,804	596,337
Fidelity Series Small Cap Opportunities Fund (a)	3,839	52,021
TOTAL DOMESTIC EQUITY FUNDS		2,592,891
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class (a)	11,275	412,788
TOTAL EQUITY FUNDS (Cost $2,426,940)		3,005,679
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (a)	14,258	137,015
Fidelity Strategic Income Fund (a)	12,446	136,911
TOTAL HIGH YIELD FIXED-INCOME FUNDS		273,926

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (a)	34,338	$ 351,965
Fidelity Strategic Real Return Fund (a)	37,525	351,986
Fidelity Total Bond Fund (a)	99,974	1,057,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,761,674
TOTAL FIXED-INCOME FUNDS (Cost $2,052,756)		2,035,600
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	429,392	429,392
Fidelity Short-Term Bond Fund (a)	50,188	429,610
TOTAL SHORT-TERM FUNDS (Cost $855,519)		859,002
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,335,215)		5,900,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289)
NET ASSETS - 100%		$ 5,899,992
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 302,006	$ 159,162	$ 114,135	$ 5,011	$ 412,788
Fidelity Advisor Mid Cap II Fund Institutional Class	249,381	150,967	89,441	487	363,773
Fidelity Blue Chip Growth Fund	232,123	131,323	87,571	1,016	336,749
Fidelity Capital & Income Fund	95,946	58,749	21,887	5,271	137,015
Fidelity Disciplined Equity Fund	275,140	65,771	395,497	5,766	-
Fidelity Equity-Income Fund	366,154	197,747	128,132	9,632	518,628
Fidelity Government Income Fund	228,894	184,647	44,220	3,271	351,965
Fidelity Institutional Money Market Portfolio Institutional Class	264,418	217,659	52,685	490	429,392
Fidelity Large Cap Stock Fund	-	383,236	1,532	756	389,387
Fidelity Series 100 Index Fund	237,100	144,318	77,602	17,356	335,996
Fidelity Series Broad Market Opportunities Fund	412,998	219,146	143,155	2,487	596,337
Fidelity Series Small Cap Opportunities Fund	35,399	21,202	13,436	139	52,021
Fidelity Short-Term Bond Fund	266,071	216,940	52,686	2,573	429,610
Fidelity Strategic Income Fund	95,196	63,718	19,447	3,730	136,911
Fidelity Strategic Real Return Fund	237,983	167,781	44,217	5,556	351,986
Fidelity Total Bond Fund	694,095	547,891	132,769	20,236	1,057,723
Total	$ 3,992,904	$ 2,930,257	$ 1,418,412	$ 83,777	$ 5,900,281
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $5,335,215) - See accompanying schedule		$ 5,900,281
Cash		1
Receivable for investments sold		2,000
Total assets		5,902,282

Liabilities
Payable for fund shares redeemed	1,997
Distribution and service plan fees payable	293
Total liabilities		2,290

Net Assets		$ 5,899,992
Net Assets consist of:
Paid in capital		$ 5,400,976
Undistributed net investment income		983
Accumulated undistributed net realized gain (loss) on investments		(67,033)
Net unrealized appreciation (depreciation) on investments		565,066
Net Assets		$ 5,899,992

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,943 ÷ 2,613.78 shares)		$ 55.45

Maximum offering price per share (100/94.25 of $55.45)		$ 58.83
Class T: Net Asset Value and redemption price per share ($15,306 ÷ 275.54 shares)		$ 55.55

Maximum offering price per share (100/96.50 of $55.55)		$ 57.56
Class C: Net Asset Value and offering price per share ($315,414 ÷ 5,701.07 shares)A		$ 55.33

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($5,366,844 ÷ 96,784.99 shares)		$ 55.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,485 ÷ 1,036.65 shares)		$ 55.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 83,777

Expenses
Distribution and service plan fees	$ 3,407
Independent trustees' compensation	16
Total expenses before reductions	3,423
Expense reductions	(16)	3,407
Net investment income (loss)		80,370
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	95,641
Capital gain distributions from underlying funds	59,682
Total net realized gain (loss)		155,323
Change in net unrealized appreciation (depreciation) on underlying funds		299,880
Net gain (loss)		455,203
Net increase (decrease) in net assets resulting from operations		$ 535,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,370	$ 77,258
Net realized gain (loss)	155,323	(19,660)
Change in net unrealized appreciation (depreciation)	299,880	71,227
Net increase (decrease) in net assets resulting from operations	535,573	128,825
Distributions to shareholders from net investment income	(80,007)	(77,373)
Distributions to shareholders from net realized gain	(17,604)	(13,766)
Total distributions	(97,611)	(91,139)
Share transactions - net increase (decrease)	1,469,395	(390,844)
Total increase (decrease) in net assets	1,907,357	(353,158)

Net Assets
Beginning of period	3,992,635	4,345,793
End of period (including undistributed net investment income of $983 and undistributed net investment income of $678, respectively)	$ 5,899,992	$ 3,992,635

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) C	.886	.815	.791	.718	.978
Net realized and unrealized gain (loss)	5.568	.598	5.066	4.180	(5.404)
Total from investment operations	6.454	1.413	5.857	4.898	(4.426)
Distributions from net investment income	(.896)	(.796)	(.801)	(.713)	(1.004)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.124)	(.943)	(.977)	(.818)	(1.494)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Total Return A, B	13.06%	2.94%	13.15%	12.08%	(9.22)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.67%	1.68%	1.63%	1.63%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145	$ 86	$ 72	$ 66	$ 55
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) C	.745	.715	.655	.603	.881
Net realized and unrealized gain (loss)	5.590	.598	5.076	4.182	(5.402)
Total from investment operations	6.335	1.313	5.731	4.785	(4.521)
Distributions from net investment income	(.757)	(.636)	(.665)	(.590)	(.909)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.985)	(.783)	(.841)	(.695)	(1.399)
Net asset value, end of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Total Return A, B	12.78%	2.72%	12.85%	11.79%	(9.45)%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% F	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% F	.46%	.50%	.50%	.50%
Expenses net of all reductions	.51% F	.46%	.50%	.50%	.50%
Net investment income (loss)	1.41%	1.48%	1.38%	1.37%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 13	$ 15	$ 45	$ 71
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Income from Investment Operations
Net investment income (loss) C	.486	.451	.428	.385	.693
Net realized and unrealized gain (loss)	5.561	.604	5.060	4.185	(5.400)
Total from investment operations	6.047	1.055	5.488	4.570	(4.707)
Distributions from net investment income	(.559)	(.448)	(.452)	(.385)	(.713)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.787)	(.595)	(.628)	(.490)	(1.203)
Net asset value, end of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Total Return A, B	12.21%	2.19%	12.30%	11.26%	(9.91)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.92%	.93%	.88%	.88%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315	$ 312	$ 270	$ 186	$ 178
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) B	1.015	.935	.917	.821	1.101
Net realized and unrealized gain (loss)	5.567	.608	5.062	4.178	(5.429)
Total from investment operations	6.582	1.543	5.979	4.999	(4.328)
Distributions from net investment income	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Total Return A	13.33%	3.22%	13.43%	12.34%	(8.99)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,367	$ 3,558	$ 3,962	$ 1,628	$ 303
Portfolio turnover rate C	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) B	1.020	.936	.911	.825	1.074
Net realized and unrealized gain (loss)	5.562	.607	5.058	4.184	(5.402)
Total from investment operations	6.582	1.543	5.969	5.009	(4.328)
Distributions from net investment income	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Total Return A	13.33%	3.22%	13.41%	12.36%	(8.99)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 24	$ 27	$ 36	$ 55
Portfolio turnover rate C	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.3
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	0.0	6.8
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	0.0
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.4	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.0
	29.0	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.7
Fidelity Short-Term Bond Fund	6.7	6.7
	13.3	13.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.4%

Expected
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,334	$ 300,718
Fidelity Blue Chip Growth Fund (a)	4,667	278,414
Fidelity Equity-Income Fund (a)	7,680	428,523
Fidelity Large Cap Stock Fund (a)	13,025	321,858
Fidelity Series 100 Index Fund (a)	24,936	277,791
Fidelity Series Broad Market Opportunities Fund (a)	37,014	492,658
Fidelity Series Small Cap Opportunities Fund (a)	3,169	42,934
TOTAL DOMESTIC EQUITY FUNDS		2,142,896
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class (a)	10,116	370,337
TOTAL EQUITY FUNDS (Cost $2,061,015)		2,513,233
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (a)	12,202	117,258
Fidelity Strategic Income Fund (a)	10,652	117,167
TOTAL HIGH YIELD FIXED-INCOME FUNDS		234,425

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund (a)	26,876	$ 275,478
Fidelity Strategic Real Return Fund (a)	29,369	275,483
Fidelity Total Bond Fund (a)	78,164	826,974
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,377,935
TOTAL FIXED-INCOME FUNDS (Cost $1,651,721)		1,612,360
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	317,994	317,994
Fidelity Short-Term Bond Fund (a)	37,169	318,164
TOTAL SHORT-TERM FUNDS (Cost $635,404)		636,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,348,140)		4,761,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$ 4,761,635
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 275,891	$ 130,923	$ 105,810	$ 5,263	$ 370,337
Fidelity Advisor Mid Cap II Fund Institutional Class	210,301	118,777	77,670	552	300,718
Fidelity Blue Chip Growth Fund	195,348	98,535	73,119	1,140	278,414
Fidelity Capital & Income Fund	83,548	48,127	18,811	5,221	117,258
Fidelity Disciplined Equity Fund	231,869	82,195	368,482	5,892	-
Fidelity Equity-Income Fund	308,866	148,618	110,023	9,592	428,523
Fidelity Government Income Fund	181,103	144,559	34,577	2,944	275,478
Fidelity Institutional Money Market Portfolio Institutional Class	205,940	152,321	40,267	431	317,994
Fidelity Large Cap Stock Fund	-	316,643	1,053	707	321,858
Fidelity Series 100 Index Fund	199,685	113,374	64,613	19,484	277,791
Fidelity Series Broad Market Opportunities Fund	348,223	163,027	122,359	2,813	492,658
Fidelity Series Small Cap Opportunities Fund	29,887	16,411	11,913	157	42,934
Fidelity Short-Term Bond Fund	207,297	151,746	40,267	2,256	318,164
Fidelity Strategic Income Fund	82,880	53,826	16,802	3,691	117,167
Fidelity Strategic Real Return Fund	188,689	129,772	34,577	5,199	275,483
Fidelity Total Bond Fund	550,423	426,777	103,707	18,233	826,974
Total	$ 3,299,950	$ 2,295,631	$ 1,224,050	$ 83,575	$ 4,761,751
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,348,140) - See accompanying schedule	$ 4,761,751

Liabilities
Distribution and service plan fees payable	116

Net Assets	$ 4,761,635
Net Assets consist of:
Paid in capital	$ 4,396,365
Undistributed net investment income	764
Accumulated undistributed net realized gain (loss) on investments	(49,105)
Net unrealized appreciation (depreciation) on investments	413,611
Net Assets	$ 4,761,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($228,977 ÷ 4,317.36 shares)	$ 53.04

Maximum offering price per share (100/94.25 of $53.04)	$ 56.28
Class T: Net Asset Value and redemption price per share ($26,637 ÷ 501.84 shares)	$ 53.08

Maximum offering price per share (100/96.50 of $53.08)	$ 55.01

Class C: Net Asset Value and offering price per share ($68,808 ÷ 1,298.40 shares)A	$ 52.99

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($4,418,387 ÷ 83,292.60 shares)	$ 53.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,826 ÷ 354.88 shares)	$ 53.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 83,575

Expenses
Distribution and service plan fees	$ 1,291
Independent trustees' compensation	15
Total expenses before reductions	1,306
Expense reductions	(15)	1,291
Net investment income (loss)		82,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	91,859
Capital gain distributions from underlying funds	58,728
Total net realized gain (loss)		150,587
Change in net unrealized appreciation (depreciation) on underlying funds		298,362
Net gain (loss)		448,949
Net increase (decrease) in net assets resulting from operations		$ 531,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,284	$ 39,662
Net realized gain (loss)	150,587	100,607
Change in net unrealized appreciation (depreciation)	298,362	(41,402)
Net increase (decrease) in net assets resulting from operations	531,233	98,867
Distributions to shareholders from net investment income	(81,963)	(39,403)
Distributions to shareholders from net realized gain	(32,634)	(105,815)
Total distributions	(114,597)	(145,218)
Share transactions - net increase (decrease)	1,045,148	1,767,286
Total increase (decrease) in net assets	1,461,784	1,720,935

Net Assets
Beginning of period	3,299,851	1,578,916
End of period (including undistributed net investment income of $764 and undistributed net investment income of $549, respectively)	$ 4,761,635	$ 3,299,851

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Income from Investment Operations
Net investment income (loss) C	.906	.717	.796	.727	.930
Net realized and unrealized gain (loss)	5.480	.618	5.086	4.154	(5.570)
Total from investment operations	6.386	1.335	5.882	4.881	(4.640)
Distributions from net investment income	(.852)	(.770)	(.812)	(.796)	(.960)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.256)	(2.495)	(1.002)	(.901)	(1.670)
Net asset value, end of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Total Return A,B	13.55%	2.85%	13.38%	12.19%	(9.66)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.37%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%	1.51%	1.66%	1.67%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229	$ 217	$ 214	$ 200	$ 183
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Income from Investment Operations
Net investment income (loss) C	.781	.599	.676	.620	.821
Net realized and unrealized gain (loss)	5.484	.599	5.107	4.147	(5.548)
Total from investment operations	6.265	1.198	5.783	4.767	(4.727)
Distributions from net investment income	(.721)	(.633)	(.693)	(.682)	(.863)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.125)	(2.358)	(.883)	(.787)	(1.573)
Net asset value, end of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Total Return A,B	13.27%	2.55%	13.14%	11.90%	(9.88)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.62%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%	1.26%	1.41%	1.43%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 24	$ 27	$ 35	$ 54
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Income from Investment Operations
Net investment income (loss) C	.529	.358	.434	.403	.624
Net realized and unrealized gain (loss)	5.469	.615	5.102	4.143	(5.532)
Total from investment operations	5.998	.973	5.536	4.546	(4.908)
Distributions from net investment income	(.534)	(.438)	(.446)	(.451)	(.662)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(.938)	(2.163)	(.636)	(.556)	(1.372)
Net asset value, end of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Total Return A,B	12.68%	2.07%	12.55%	11.33%	(10.32)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.12%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%	.76%	.91%	.93%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 52	$ 22	$ 29	$ 46
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) B	1.033	.836	.918	.832	1.014
Net realized and unrealized gain (loss)	5.479	.618	5.095	4.147	(5.557)
Total from investment operations	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return A	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.12%	.00% D	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,418	$ 2,991	$ 1,297	$ 1,391	$ 1,285
Portfolio turnover rate C	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) B	1.032	.835	.904	.834	1.009
Net realized and unrealized gain (loss)	5.480	.619	5.109	4.145	(5.552)
Total from investment operations	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return A	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.12%	.00% D	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 17	$ 19	$ 61	$ 55
Portfolio turnover rate C	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.4
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	0.0	6.9
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	0.0
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.6	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.5	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.8	16.6
	28.0	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.1
Fidelity Short-Term Bond Fund	6.3	6.1
	12.5	12.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.2%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	12.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 54.4%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,855	$ 269,698
Fidelity Blue Chip Growth Fund (a)	4,185	249,635
Fidelity Equity-Income Fund (a)	6,886	384,259
Fidelity Large Cap Stock Fund (a)	11,667	288,297
Fidelity Series 100 Index Fund (a)	22,359	249,076
Fidelity Series Broad Market Opportunities Fund (a)	33,173	441,539
Fidelity Series Small Cap Opportunities Fund (a)	2,851	38,625
TOTAL DOMESTIC EQUITY FUNDS		1,921,129
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Institutional Class (a)	9,798	358,688
TOTAL EQUITY FUNDS (Cost $1,784,683)		2,279,817
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (a)	11,262	108,224
Fidelity Strategic Income Fund (a)	9,831	108,142
TOTAL HIGH YIELD FIXED-INCOME FUNDS		216,366

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund (a)	22,877	$ 234,485
Fidelity Strategic Real Return Fund (a)	24,999	234,491
Fidelity Total Bond Fund (a)	66,491	703,473
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,172,449
TOTAL FIXED-INCOME FUNDS (Cost $1,365,073)		1,388,815
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	261,036	261,036
Fidelity Short-Term Bond Fund (a)	30,511	261,172
TOTAL SHORT-TERM FUNDS (Cost $518,564)		522,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,668,320)		4,190,840
NET OTHER ASSETS (LIABILITIES) - 0.0%		(76)
NET ASSETS - 100%		$ 4,190,764
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 213,267	$ 188,128	$ 94,232	$ 3,743	$ 358,688
Fidelity Advisor Mid Cap II Fund Institutional Class	150,826	146,652	66,677	319	269,698
Fidelity Blue Chip Growth Fund	140,313	130,306	65,914	649	249,635
Fidelity Capital & Income Fund	61,723	62,417	18,222	4,101	108,224
Fidelity Disciplined Equity Fund	166,174	94,744	300,991	3,735	-
Fidelity Equity-Income Fund	221,370	198,551	95,952	6,937	384,259
Fidelity Government Income Fund	125,719	152,521	32,101	2,170	234,485
Fidelity Institutional Money Market Portfolio Institutional Class	130,816	165,553	35,333	290	261,036
Fidelity Large Cap Stock Fund	-	307,659	24,026	676	288,297
Fidelity Series 100 Index Fund	143,322	138,851	58,569	11,232	249,076
Fidelity Series Broad Market Opportunities Fund	249,911	222,206	108,110	1,584	441,539
Fidelity Series Small Cap Opportunities Fund	21,536	20,631	10,176	88	38,625
Fidelity Short-Term Bond Fund	131,625	165,666	35,333	1,539	261,172
Fidelity Strategic Income Fund	61,257	66,715	17,018	2,918	108,142
Fidelity Strategic Real Return Fund	130,652	144,124	32,100	3,634	234,491
Fidelity Total Bond Fund	380,945	457,099	98,709	13,470	703,473
Total	$ 2,329,456	$ 2,661,823	$ 1,093,463	$ 57,085	$ 4,190,840
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $3,668,320) - See accompanying schedule	$ 4,190,840
Cash	1
Total assets	4,190,841

Liabilities
Distribution and service plan fees payable	77

Net Assets	$ 4,190,764
Net Assets consist of:
Paid in capital	$ 3,708,641
Undistributed net investment income	716
Accumulated undistributed net realized gain (loss) on investments	(41,113)
Net unrealized appreciation (depreciation) on investments	522,520
Net Assets	$ 4,190,764

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,282 ÷ 365.81 shares)	$ 55.44

Maximum offering price per share (100/94.25 of $55.44)	$ 58.82
Class T: Net Asset Value and redemption price per share ($87,967 ÷ 1,586.75 shares)	$ 55.44

Maximum offering price per share (100/96.50 of $55.44)	$ 57.45
Class C: Net Asset Value and offering price per share ($49,055 ÷ 885.59 shares)A	$ 55.39

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($3,894,438 ÷ 70,281.30 shares)	$ 55.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,022 ÷ 2,508.68 shares)	$ 55.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 57,085

Expenses
Distribution and service plan fees	$ 796
Independent trustees' compensation	11
Total expenses before reductions	807
Expense reductions	(11)	796
Net investment income (loss)		56,289
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	56,225
Capital gain distributions from underlying funds	37,831
Total net realized gain (loss)		94,056
Change in net unrealized appreciation (depreciation) on underlying funds		236,800
Net gain (loss)		330,856
Net increase (decrease) in net assets resulting from operations		$ 387,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,289	$ 40,470
Net realized gain (loss)	94,056	25,007
Change in net unrealized appreciation (depreciation)	236,800	(4,302)
Net increase (decrease) in net assets resulting from operations	387,145	61,175
Distributions to shareholders from net investment income	(55,933)	(40,482)
Distributions to shareholders from net realized gain	(10,194)	(6,232)
Total distributions	(66,127)	(46,714)
Share transactions - net increase (decrease)	1,540,337	74,690
Total increase (decrease) in net assets	1,861,355	89,151

Net Assets
Beginning of period	2,329,409	2,240,258
End of period (including undistributed net investment income of $716 and undistributed net investment income of $414, respectively)	$ 4,190,764	$ 2,329,409

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.840	.782	.799	.753	.923
Net realized and unrealized gain (loss)	6.014	.504	5.233	4.174	(5.753)
Total from investment operations	6.854	1.286	6.032	4.927	(4.830)
Distributions from net investment income	(.903)	(.775)	(.772)	(.758)	(.890)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.114)	(.916)	(.972)	(.947)	(1.280)
Net asset value, end of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Total Return A,B	13.98%	2.71%	13.69%	12.29%	(10.20)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.60%	1.63%	1.66%	1.73%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 18	$ 20	$ 27	$ 63
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.719	.662	.681	.645	.828
Net realized and unrealized gain (loss)	6.008	.490	5.247	4.175	(5.757)
Total from investment operations	6.727	1.152	5.928	4.820	(4.929)
Distributions from net investment income	(.776)	(.651)	(.658)	(.651)	(.791)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.987)	(.792)	(.858)	(.840)	(1.181)
Net asset value, end of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Total Return A,B	13.71%	2.42%	13.45%	12.01%	(10.44)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.35%	1.38%	1.42%	1.48%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 23	$ 27	$ 35	$ 54
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.448	.424	.439	.426	.631
Net realized and unrealized gain (loss)	6.020	.490	5.239	4.185	(5.740)
Total from investment operations	6.468	.914	5.678	4.611	(5.109)
Distributions from net investment income	(.567)	(.443)	(.408)	(.422)	(.591)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.778)	(.584)	(.608)	(.611)	(.981)
Net asset value, end of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Total Return A,B	13.15%	1.92%	12.85%	11.47%	(10.88)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.86%	.89%	.91%	.98%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 43	$ 20	$ 27	$ 41
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Income from Investment Operations
Net investment income (loss) B	.975	.903	.921	.862	.988
Net realized and unrealized gain (loss)	6.009	.505	5.227	4.183	(5.729)
Total from investment operations	6.984	1.408	6.148	5.045	(4.741)
Distributions from net investment income	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return A	14.27%	2.97%	13.97%	12.59%	(9.98)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,894	$ 2,123	$ 2,066	$ 1,672	$ 1,628
Portfolio turnover rate C	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Income from Investment Operations
Net investment income (loss) B	.972	.904	.922	.860	1.002
Net realized and unrealized gain (loss)	6.022	.504	5.226	4.185	(5.753)
Total from investment operations	6.994	1.408	6.148	5.045	(4.751)
Distributions from net investment income	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return A	14.29%	2.97%	13.97%	12.59%	(10.00)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 122	$ 107	$ 94	$ 108
Portfolio turnover rate C	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	0.0	7.0
Fidelity Equity-Income Fund	9.3	9.4
Fidelity Large Cap Stock Fund	7.0	0.0
Fidelity Series 100 Index Fund	6.0	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.6	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.4
	27.6	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.6%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,295	$ 299,915
Fidelity Blue Chip Growth Fund (a)	4,652	277,506
Fidelity Equity-Income Fund (a)	7,652	426,985
Fidelity Large Cap Stock Fund (a)	12,979	320,703
Fidelity Series 100 Index Fund (a)	24,855	276,886
Fidelity Series Broad Market Opportunities Fund (a)	36,888	490,982
Fidelity Series Small Cap Opportunities Fund (a)	3,150	42,688
TOTAL DOMESTIC EQUITY FUNDS		2,135,665
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class (a)	11,728	429,351
TOTAL EQUITY FUNDS (Cost $2,208,758)		2,565,016
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (a)	12,887	123,843
Fidelity Strategic Income Fund (a)	11,250	123,745
TOTAL HIGH YIELD FIXED-INCOME FUNDS		247,588

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (a)	24,655	$ 252,711
Fidelity Strategic Real Return Fund (a)	26,941	252,708
Fidelity Total Bond Fund (a)	71,834	760,002
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,265,421
TOTAL FIXED-INCOME FUNDS (Cost $1,561,244)		1,513,009
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	252,006	252,006
Fidelity Short-Term Bond Fund (a)	29,456	252,142
TOTAL SHORT-TERM FUNDS (Cost $504,166)		504,148
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,274,168)		4,582,173
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424)
NET ASSETS - 100%		$ 4,581,749
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 284,677	$ 160,610	$ 89,031	$ 6,046	$ 429,351
Fidelity Advisor Mid Cap II Fund Institutional Class	187,431	122,896	58,068	472	299,915
Fidelity Blue Chip Growth Fund	173,888	103,775	55,398	965	277,506
Fidelity Capital & Income Fund	78,680	53,420	12,294	5,100	123,843
Fidelity Disciplined Equity Fund	206,841	79,883	336,919	5,564	-
Fidelity Equity-Income Fund	275,158	156,910	81,604	8,715	426,985
Fidelity Government Income Fund	149,731	134,601	18,538	2,531	252,711
Fidelity Institutional Money Market Portfolio Institutional Class	140,813	129,314	18,121	304	252,006
Fidelity Large Cap Stock Fund	-	325,668	11,706	725	320,703
Fidelity Series 100 Index Fund	177,909	116,195	46,985	16,647	276,886
Fidelity Series Broad Market Opportunities Fund	310,449	173,172	90,568	2,391	490,982
Fidelity Series Small Cap Opportunities Fund	26,576	16,579	8,782	133	42,688
Fidelity Short-Term Bond Fund	141,744	129,102	18,121	1,606	252,142
Fidelity Strategic Income Fund	78,040	59,091	10,501	3,618	123,745
Fidelity Strategic Real Return Fund	156,039	122,951	18,537	4,449	252,708
Fidelity Total Bond Fund	455,443	399,650	55,645	15,710	760,002
Total	$ 2,843,419	$ 2,283,817	$ 930,818	$ 74,976	$ 4,582,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,274,168) - See accompanying schedule	$ 4,582,173

Liabilities
Distribution and service plan fees payable	424

Net Assets	$ 4,581,749
Net Assets consist of:
Paid in capital	$ 4,392,508
Undistributed net investment income	759
Accumulated undistributed net realized gain (loss) on investments	(119,523)
Net unrealized appreciation (depreciation) on investments	308,005
Net Assets	$ 4,581,749

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,141.35 ÷ 456.104 shares)	$ 55.12

Maximum offering price per share (100/94.25 of $55.12)	$ 58.48
Class T: Net Asset Value and redemption price per share ($295,166.34 ÷ 5,358.061 shares)	$ 55.09

Maximum offering price per share (100/96.50 of $55.09)	$ 57.09
Class C: Net Asset Value and offering price per share ($356,646.94 ÷ 6,486.681 shares)A	$ 54.98

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($3,904,101.67 ÷ 70,841.333 shares)	$ 55.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($692.66 ÷ 12.565 shares)	$ 55.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 74,976

Expenses
Distribution and service plan fees	$ 3,951
Independent trustees' compensation	13
Total expenses before reductions	3,964
Expense reductions	(13)	3,951
Net investment income (loss)		71,025
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,383
Capital gain distributions from underlying funds	49,164
Total net realized gain (loss)		89,547
Change in net unrealized appreciation (depreciation) on underlying funds		345,367
Net gain (loss)		434,914
Net increase (decrease) in net assets resulting from operations		$ 505,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,025	$ 51,249
Net realized gain (loss)	89,547	34,074
Change in net unrealized appreciation (depreciation)	345,367	(39,842)
Net increase (decrease) in net assets resulting from operations	505,939	45,481
Distributions to shareholders from net investment income	(70,625)	(51,325)
Distributions to shareholders from net realized gain	(12,770)	(7,797)
Total distributions	(83,395)	(59,122)
Share transactions - net increase (decrease)	1,316,059	(139,228)
Total increase (decrease) in net assets	1,738,603	(152,869)

Net Assets
Beginning of period	2,843,146	2,996,015
End of period (including undistributed net investment income of $759 and undistributed net investment income of $452, respectively)	$ 4,581,749	$ 2,843,146

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.939	.760	.811	.748	.937
Net realized and unrealized gain (loss)	6.075	.441 E	5.306	4.178	(6.127)
Total from investment operations	7.014	1.201	6.117	4.926	(5.190)
Distributions from net investment income	(.913)	(.784)	(.771)	(.752)	(.940)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.094)	(.921)	(.927)	(.896)	(1.510)
Net asset value, end of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Total Return A, B	14.45%	2.56%	14.05%	12.46%	(10.72)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%	1.60%	1.70%	1.74%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 27	$ 31	$ 40	$ 54
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.809	.641	.693	.639	.844
Net realized and unrealized gain (loss)	6.077	.448 E	5.287	4.183	(6.122)
Total from investment operations	6.886	1.089	5.980	4.822	(5.278)
Distributions from net investment income	(.785)	(.672)	(.654)	(.648)	(.852)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.966)	(.809)	(.810)	(.792)	(1.422)
Net asset value, end of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Total Return A, B	14.18%	2.32%	13.73%	12.19%	(10.93)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%	1.35%	1.45%	1.49%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 278	$ 288	$ 265	$ 265
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.553	.404	.454	.424	.655
Net realized and unrealized gain (loss)	6.061	.445 E	5.293	4.179	(6.114)
Total from investment operations	6.614	.849	5.747	4.603	(5.459)
Distributions from net investment income	(.593)	(.452)	(.451)	(.429)	(.651)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.774)	(.589)	(.607)	(.573)	(1.221)
Net asset value, end of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Total Return A, B	13.60%	1.80%	13.17%	11.61%	(11.38)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.06%	.85%	.95%	.99%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 174	$ 216	$ 119	$ 116
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) B	1.073	.880	.939	.854	1.034
Net realized and unrealized gain (loss)	6.070	.445 E	5.291	4.183	(6.126)
Total from investment operations	7.143	1.325	6.230	5.037	(5.092)
Distributions from net investment income	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Total Return A	14.74%	2.82%	14.32%	12.75%	(10.48)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 2,363	$ 2,433	$ 598	$ 632
Portfolio turnover rate C	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) B	1.108	.873	.929	.851	1.031
Net realized and unrealized gain (loss)	6.065	.452 E	5.291	4.186	(6.123)
Total from investment operations	7.173	1.325	6.220	5.037	(5.092)
Distributions from net investment income	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Total Return A	14.80%	2.82%	14.30%	12.75%	(10.48)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 28	$ 103	$ 67
Portfolio turnover rate C	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Disciplined Equity Fund	0.0	7.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	0.0
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.5	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.1	16.0
	26.8	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

Expected
Domestic Equity Funds	47.2%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 57.7%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,345	$ 154,090
Fidelity Blue Chip Growth Fund (a)	2,390	142,546
Fidelity Equity-Income Fund (a)	3,935	219,578
Fidelity Large Cap Stock Fund (a)	6,670	164,807
Fidelity Series 100 Index Fund (a)	12,767	142,227
Fidelity Series Broad Market Opportunities Fund (a)	18,958	252,326
Fidelity Series Small Cap Opportunities Fund (a)	1,624	22,000
TOTAL DOMESTIC EQUITY FUNDS		1,097,574
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	6,467	236,767
TOTAL EQUITY FUNDS (Cost $989,299)		1,334,341
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (a)	6,814	65,481
Fidelity Strategic Income Fund (a)	5,948	65,430
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,911

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund (a)	12,078	$ 123,795
Fidelity Strategic Real Return Fund (a)	13,198	123,798
Fidelity Total Bond Fund (a)	35,189	372,304
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		619,897
TOTAL FIXED-INCOME FUNDS (Cost $728,251)		750,808
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	113,294	113,294
Fidelity Short-Term Bond Fund (a)	13,242	113,354
TOTAL SHORT-TERM FUNDS (Cost $224,455)		226,648
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,942,005)		2,311,797
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150)
NET ASSETS - 100%		$ 2,311,647
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 228,645	$ 80,960	$ 124,109	$ 4,198	$ 236,767
Fidelity Advisor Mid Cap II Fund Institutional Class	140,411	59,980	74,672	317	154,090
Fidelity Blue Chip Growth Fund	130,565	49,966	70,615	637	142,546
Fidelity Capital & Income Fund	60,974	26,189	24,897	3,368	65,481
Fidelity Disciplined Equity Fund	154,734	41,665	228,112	3,627	-
Fidelity Equity-Income Fund	206,147	73,495	106,893	5,374	219,578
Fidelity Government Income Fund	107,850	64,565	40,756	1,536	123,795
Fidelity Institutional Money Market Portfolio Institutional Class	87,915	57,868	32,488	171	113,294
Fidelity Large Cap Stock Fund	-	161,779	388	348	164,807
Fidelity Series 100 Index Fund	133,368	58,464	66,109	11,143	142,227
Fidelity Series Broad Market Opportunities Fund	232,637	80,107	119,760	1,557	252,326
Fidelity Series Small Cap Opportunities Fund	19,923	8,285	10,970	87	22,000
Fidelity Short-Term Bond Fund	88,458	58,934	33,913	888	113,354
Fidelity Strategic Income Fund	60,520	28,833	22,668	2,371	65,430
Fidelity Strategic Real Return Fund	112,080	55,633	40,686	2,513	123,798
Fidelity Total Bond Fund	327,624	189,360	121,836	9,501	372,304
Total	$ 2,091,851	$ 1,096,083	$ 1,118,872	$ 47,636	$ 2,311,797
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $1,942,005) - See accompanying schedule	$ 2,311,797

Liabilities
Distribution and service plan fees payable	150

Net Assets	$ 2,311,647
Net Assets consist of:
Paid in capital	$ 1,899,233
Undistributed net investment income	363
Accumulated undistributed net realized gain (loss) on investments	42,259
Net unrealized appreciation (depreciation) on investments	369,792
Net Assets	$ 2,311,647

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,313 ÷ 2,228.21 shares)	$ 54.44

Maximum offering price per share (100/94.25 of $54.44)	$ 57.76
Class T: Net Asset Value and redemption price per share ($134,790 ÷ 2,475.96 shares)	$ 54.44

Maximum offering price per share (100/96.50 of $54.44)	$ 56.41
Class C: Net Asset Value and offering price per share ($84,053 ÷ 1,547.08 shares)A	$ 54.33

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,942,137 ÷ 35,668.45 shares)	$ 54.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,354 ÷ 539.14 shares)	$ 54.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 47,636

Expenses
Distribution and service plan fees	$ 1,589
Independent trustees' compensation	8
Total expenses before reductions	1,597
Expense reductions	(8)	1,589
Net investment income (loss)		46,047
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	86,785
Capital gain distributions from underlying funds	33,072
Total net realized gain (loss)		119,857
Change in net unrealized appreciation (depreciation) on underlying funds		155,950
Net gain (loss)		275,807
Net increase (decrease) in net assets resulting from operations		$ 321,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,047	$ 27,942
Net realized gain (loss)	119,857	30,204
Change in net unrealized appreciation (depreciation)	155,950	(32,596)
Net increase (decrease) in net assets resulting from operations	321,854	25,550
Distributions to shareholders from net investment income	(45,956)	(27,910)
Distributions to shareholders from net realized gain	(9,447)	(3,924)
Total distributions	(55,403)	(31,834)
Share transactions - net increase (decrease)	(46,535)	490,682
Total increase (decrease) in net assets	219,916	484,398

Net Assets
Beginning of period	2,091,731	1,607,333
End of period (including undistributed net investment income of $363 and undistributed net investment income of $325, respectively)	$ 2,311,647	$ 2,091,731

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Income from Investment Operations
Net investment income (loss) C	.953	.739	.858	.744	.856
Net realized and unrealized gain (loss)	6.186	.384	5.317	4.191	(6.093)
Total from investment operations	7.139	1.123	6.175	4.935	(5.237)
Distributions from net investment income	(.909)	(.769)	(.802)	(.710)	(.873)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.109)	(.903)	(.995)	(.875)	(1.073)
Net asset value, end of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Total Return A,B	14.95%	2.44%	14.43%	12.72%	(11.24)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.85%	1.59%	1.82%	1.76%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 76	$ 34	$ 32	$ 115
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) C	.820	.624	.736	.636	.791
Net realized and unrealized gain (loss)	6.201	.367	5.326	4.191	(6.111)
Total from investment operations	7.021	.991	6.062	4.827	(5.320)
Distributions from net investment income	(.781)	(.647)	(.689)	(.612)	(.780)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(.981)	(.781)	(.882)	(.777)	(.980)
Net asset value, end of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Total Return A,B	14.69%	2.15%	14.15%	12.43%	(11.45)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.59%	1.34%	1.57%	1.50%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 105	$ 127	$ 37	$ 57
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Income from Investment Operations
Net investment income (loss) C	.561	.390	.505	.424	.611
Net realized and unrealized gain (loss)	6.186	.379	5.319	4.192	(6.107)
Total from investment operations	6.747	.769	5.824	4.616	(5.496)
Distributions from net investment income	(.587)	(.435)	(.441)	(.421)	(.594)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(.787)	(.569)	(.634)	(.586)	(.794)
Net asset value, end of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Total Return A,B	14.10%	1.67%	13.59%	11.87%	(11.89)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09%	.84%	1.08%	1.01%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 74	$ 72	$ 91	$ 57
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Income from Investment Operations
Net investment income (loss) B	1.076	.857	.969	.849	.965
Net realized and unrealized gain (loss)	6.200	.377	5.332	4.187	(6.112)
Total from investment operations	7.276	1.234	6.301	5.036	(5.147)
Distributions from net investment income	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return A	15.26%	2.68%	14.74%	12.99%	(11.02)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,942	$ 1,811	$ 1,345	$ 2,051	$ 1,165
Portfolio turnover rate C	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) B	1.078	.857	.973	.848	.974
Net realized and unrealized gain (loss)	6.198	.377	5.328	4.188	(6.111)
Total from investment operations	7.276	1.234	6.301	5.036	(5.137)
Distributions from net investment income	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return A	15.26%	2.68%	14.74%	12.99%	(11.00)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 25	$ 29	$ 38	$ 58
Portfolio turnover rate C	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Disciplined Equity Fund	0.0	7.3
Fidelity Equity-Income Fund	9.7	9.8
Fidelity Large Cap Stock Fund	7.3	0.0
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.6	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.2	11.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	15.6
	26.4	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.6
Fidelity Short-Term Bond Fund	3.9	3.6
	7.8	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	7.2%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,323	$ 279,514
Fidelity Blue Chip Growth Fund (a)	4,342	259,016
Fidelity Equity-Income Fund (a)	7,142	398,541
Fidelity Large Cap Stock Fund (a)	12,114	299,339
Fidelity Series 100 Index Fund (a)	23,199	258,437
Fidelity Series Broad Market Opportunities Fund (a)	34,431	458,271
Fidelity Series Small Cap Opportunities Fund (a)	2,941	39,848
TOTAL DOMESTIC EQUITY FUNDS		1,992,966
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	12,550	459,465
TOTAL EQUITY FUNDS (Cost $2,085,118)		2,452,431
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (a)	12,729	122,327
Fidelity Strategic Income Fund (a)	11,112	122,231
TOTAL HIGH YIELD FIXED-INCOME FUNDS		244,558

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund (a)	21,106	$ 216,334
Fidelity Strategic Real Return Fund (a)	23,063	216,334
Fidelity Total Bond Fund (a)	61,496	650,627
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,083,295
TOTAL FIXED-INCOME FUNDS (Cost $1,358,527)		1,327,853
Short-Term Funds - 7.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	160,455	160,455
Fidelity Short-Term Bond Fund (a)	18,755	160,540
TOTAL SHORT-TERM FUNDS (Cost $320,894)		320,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,764,539)		4,101,279
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131)
NET ASSETS - 100%		$ 4,101,148
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 314,366	$ 177,797	$ 105,214	$ 5,530	$ 459,465
Fidelity Advisor Mid Cap II Fund Institutional Class	181,006	119,035	62,389	393	279,514
Fidelity Blue Chip Growth Fund	168,427	103,135	60,526	779	259,016
Fidelity Capital & Income Fund	81,004	51,302	13,493	4,815	122,327
Fidelity Disciplined Equity Fund	199,788	56,363	299,019	4,497	-
Fidelity Equity-Income Fund	265,686	153,160	85,299	7,567	398,541
Fidelity Government Income Fund	134,073	113,961	20,717	2,071	216,334
Fidelity Institutional Money Market Portfolio Institutional Class	80,529	93,481	13,555	174	160,455
Fidelity Large Cap Stock Fund	-	297,893	4,629	647	299,339
Fidelity Series 100 Index Fund	172,111	112,393	51,305	13,840	258,437
Fidelity Series Broad Market Opportunities Fund	300,051	171,513	97,666	1,901	458,271
Fidelity Series Small Cap Opportunities Fund	25,794	16,348	9,344	106	39,848
Fidelity Short-Term Bond Fund	81,031	93,081	13,217	922	160,540
Fidelity Strategic Income Fund	80,387	56,587	12,114	3,417	122,231
Fidelity Strategic Real Return Fund	139,359	102,898	19,383	3,537	216,334
Fidelity Total Bond Fund	405,757	336,652	58,820	12,826	650,627
Total	$ 2,629,369	$ 2,055,599	$ 926,690	$ 63,022	$ 4,101,279
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $3,764,539) - See accompanying schedule	$ 4,101,279

Liabilities
Distribution and service plan fees payable	131

Net Assets	$ 4,101,148
Net Assets consist of:
Paid in capital	$ 3,758,468
Undistributed net investment income	721
Accumulated undistributed net realized gain (loss) on investments	5,219
Net unrealized appreciation (depreciation) on investments	336,740
Net Assets	$ 4,101,148

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,527.6 ÷ 173.505 shares)	$ 54.91

Maximum offering price per share (100/94.25 of $54.91)	$ 58.26
Class T: Net Asset Value and redemption price per share ($9,978.9 ÷ 181.437 shares)	$ 55.00

Maximum offering price per share (100/96.50 of $55.00)	$ 56.99
Class C: Net Asset Value and offering price per share ($154,457.1 ÷ 2,821.149 shares)A	$ 54.75

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($3,924,872.8 ÷ 71,524.333 shares)	$ 54.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,311.5 ÷ 42.122 shares)	$ 54.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 63,022

Expenses
Distribution and service plan fees	$ 1,381
Independent trustees' compensation	11
Total expenses before reductions	1,392
Expense reductions	(11)	1,381
Net investment income (loss)		61,641
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,794
Capital gain distributions from underlying funds	41,668
Total net realized gain (loss)		103,462
Change in net unrealized appreciation (depreciation) on underlying funds		281,207
Net gain (loss)		384,669
Net increase (decrease) in net assets resulting from operations		$ 446,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,641	$ 40,116
Net realized gain (loss)	103,462	117,214
Change in net unrealized appreciation (depreciation)	281,207	(111,202)
Net increase (decrease) in net assets resulting from operations	446,310	46,128
Distributions to shareholders from net investment income	(61,371)	(40,029)
Distributions to shareholders from net realized gain	(14,161)	(5,624)
Total distributions	(75,532)	(45,653)
Share transactions - net increase (decrease)	1,101,109	478,557
Total increase (decrease) in net assets	1,471,887	479,032

Net Assets
Beginning of period	2,629,261	2,150,229
End of period (including undistributed net investment income of $721 and undistributed net investment income of $455, respectively)	$ 4,101,148	$ 2,629,261

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) C	.927	.762	.789	.722	.933
Net realized and unrealized gain (loss)	6.538	.331	5.608	4.298	(6.238)
Total from investment operations	7.465	1.093	6.397	5.020	(5.305)
Distributions from net investment income	(.933)	(.771)	(.805)	(.710)	(.885)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.185)	(.903)	(.997)	(.810)	(1.095)
Net asset value, end of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Total Return A,B	15.58%	2.36%	14.94%	12.97%	(11.41)%
Ratios to Average Net Assets D,E
Expenses before reductions	.24% F	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24% F	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24% F	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79%	1.64%	1.67%	1.70%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 7	$ 96	$ 34	$ 57
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Income from Investment Operations
Net investment income (loss) C	.781	.649	.672	.616	.836
Net realized and unrealized gain (loss)	6.563	.312	5.604	4.301	(6.227)
Total from investment operations	7.344	.961	6.276	4.917	(5.391)
Distributions from net investment income	(.702)	(.649)	(.704)	(.607)	(.789)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(.954)	(.781)	(.896)	(.707)	(.999)
Net asset value, end of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Total Return A,B	15.30%	2.08%	14.64%	12.69%	(11.62)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53%	1.39%	1.42%	1.45%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 51	$ 131	$ 111	$ 102
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Income from Investment Operations
Net investment income (loss) C	.532	.415	.435	.402	.664
Net realized and unrealized gain (loss)	6.524	.310	5.609	4.305	(6.229)
Total from investment operations	7.056	.725	6.044	4.707	(5.565)
Distributions from net investment income	(.604)	(.463)	(.482)	(.397)	(.605)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(.856)	(.595)	(.674)	(.497)	(.815)
Net asset value, end of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Total Return A,B	14.71%	1.57%	14.08%	12.13%	(12.06)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03%	.89%	.93%	.95%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154	$ 107	$ 79	$ 99	$ 57
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) B	1.051	.885	.910	.833	1.015
Net realized and unrealized gain (loss)	6.531	.317	5.602	4.297	(6.231)
Total from investment operations	7.582	1.202	6.512	5.130	(5.216)
Distributions from net investment income	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Total Return A	15.86%	2.60%	15.21%	13.26%	(11.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,925	$ 2,462	$ 1,797	$ 1,262	$ 384
Portfolio turnover rate C	30%	63%	75%	129%	50%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) B	1.040	.865	.906	.828	1.022
Net realized and unrealized gain (loss)	6.552	.327	5.616	4.302	(6.238)
Total from investment operations	7.592	1.192	6.522	5.130	(5.216)
Distributions from net investment income	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Total Return A	15.88%	2.58%	15.24%	13.26%	(11.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 48	$ 62	$ 57
Portfolio turnover rate C	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	7.0
Fidelity Blue Chip Growth Fund	6.5	6.5
Fidelity Disciplined Equity Fund	0.0	7.6
Fidelity Equity-Income Fund	10.0	10.1
Fidelity Large Cap Stock Fund	7.5	0.0
Fidelity Series 100 Index Fund	6.5	6.5
Fidelity Series Broad Market Opportunities Fund	11.5	11.6
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	50.0	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	12.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.7	15.7
	26.1	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.6	2.3
Fidelity Short-Term Bond Fund	2.6	2.3
	5.2	4.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Expected
Domestic Equity Funds	49.6%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	5.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 62.3%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	47,525	$ 997,084
Fidelity Blue Chip Growth Fund (a)	15,476	923,125
Fidelity Equity-Income Fund (a)	25,438	1,419,415
Fidelity Large Cap Stock Fund (a)	43,188	1,067,175
Fidelity Series 100 Index Fund (a)	82,680	921,057
Fidelity Series Broad Market Opportunities Fund (a)	122,620	1,632,066
Fidelity Series Small Cap Opportunities Fund (a)	10,506	142,355
TOTAL DOMESTIC EQUITY FUNDS		7,102,277
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class (a)	47,730	1,747,407
TOTAL EQUITY FUNDS (Cost $7,216,070)		8,849,684
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund (a)	46,920	450,899
Fidelity Strategic Income Fund (a)	40,959	450,550
TOTAL HIGH YIELD FIXED-INCOME FUNDS		901,449

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund (a)	72,443	$ 742,543
Fidelity Strategic Real Return Fund (a)	79,164	742,556
Fidelity Total Bond Fund (a)	210,811	2,230,384
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,715,483
TOTAL FIXED-INCOME FUNDS (Cost $4,628,278)		4,616,932
Short-Term Funds - 5.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	373,043	373,043
Fidelity Short-Term Bond Fund (a)	43,602	373,234
TOTAL SHORT-TERM FUNDS (Cost $744,820)		746,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,589,168)		14,212,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153)
NET ASSETS - 100%		$ 14,212,740
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 940,999	$ 916,162	$ 378,489	$ 21,801	$ 1,747,407
Fidelity Advisor Mid Cap II Fund Institutional Class	518,086	553,648	227,402	1,391	997,084
Fidelity Blue Chip Growth Fund	482,231	486,707	220,807	2,806	923,125
Fidelity Capital & Income Fund	238,378	260,744	61,470	17,105	450,899
Fidelity Disciplined Equity Fund	570,697	359,773	1,087,926	16,411	-
Fidelity Equity-Income Fund	759,653	730,665	310,063	26,090	1,419,415
Fidelity Government Income Fund	370,901	502,561	95,409	6,833	742,543
Fidelity Institutional Money Market Portfolio Institutional Class	144,715	270,869	42,542	372	373,043
Fidelity Large Cap Stock Fund	-	1,058,230	14,068	2,251	1,067,175
Fidelity Series 100 Index Fund	492,245	522,499	190,378	48,752	921,057
Fidelity Series Broad Market Opportunities Fund	858,038	821,540	354,218	6,937	1,632,066
Fidelity Series Small Cap Opportunities Fund	73,403	77,246	34,729	385	142,355
Fidelity Short-Term Bond Fund	145,582	271,119	42,542	1,980	373,234
Fidelity Strategic Income Fund	236,680	283,383	59,412	12,138	450,550
Fidelity Strategic Real Return Fund	384,940	474,266	95,409	11,852	742,556
Fidelity Total Bond Fund	1,124,907	1,499,292	286,516	42,518	2,230,384
Total	$ 7,341,455	$ 9,088,704	$ 3,501,380	$ 219,622	$ 14,212,893
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $12,589,168) - See accompanying schedule		$ 14,212,893
Receivable for investments sold		25,670
Total assets		14,238,563

Liabilities
Payable for fund shares redeemed	$ 25,667
Distribution and service plan fees payable	156
Total liabilities		25,823

Net Assets		$ 14,212,740
Net Assets consist of:
Paid in capital		$ 12,371,949
Undistributed net investment income		2,401
Accumulated undistributed net realized gain (loss) on investments		214,665
Net unrealized appreciation (depreciation) on investments		1,623,725
Net Assets		$ 14,212,740

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,484 ÷ 1,274.1 shares)		$ 55.32

Maximum offering price per share (100/94.25 of $55.32)		$ 58.69
Class T: Net Asset Value and redemption price per share ($153,380 ÷ 2,771.9 shares)		$ 55.33

Maximum offering price per share (100/96.50 of $55.33)		$ 57.34
Class C: Net Asset Value and offering price per share ($97,453 ÷ 1,765.0 shares)A		$ 55.21

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($13,861,604 ÷ 250,577.4 shares)		$ 55.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,819 ÷ 539.1 shares)		$ 55.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 219,622

Expenses
Distribution and service plan fees	$ 1,150
Independent trustees' compensation	37
Total expenses before reductions	1,187
Expense reductions	(37)	1,150
Net investment income (loss)		218,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	251,249
Capital gain distributions from underlying funds	138,991
Total net realized gain (loss)		390,240
Change in net unrealized appreciation (depreciation) on underlying funds		1,032,865
Net gain (loss)		1,423,105
Net increase (decrease) in net assets resulting from operations		$ 1,641,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 218,472	$ 117,162
Net realized gain (loss)	390,240	(18,384)
Change in net unrealized appreciation (depreciation)	1,032,865	71,737
Net increase (decrease) in net assets resulting from operations	1,641,577	170,515
Distributions to shareholders from net investment income	(217,103)	(117,023)
Distributions to shareholders from net realized gain	(34,182)	(15,935)
Total distributions	(251,285)	(132,958)
Share transactions - net increase (decrease)	5,481,063	1,671,463
Total increase (decrease) in net assets	6,871,355	1,709,020

Net Assets
Beginning of period	7,341,385	5,632,365
End of period (including undistributed net investment income of $2,401 and undistributed net investment income of $1,247, respectively)	$ 14,212,740	$ 7,341,385

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) C	.977	.782	.757	.747	.819
Net realized and unrealized gain (loss)	6.833	.281	5.719	4.285	(6.123)
Total from investment operations	7.810	1.063	6.476	5.032	(5.304)
Distributions from net investment income	(.973)	(.791)	(.801)	(.717)	(.866)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.150)	(.923)	(.996)	(.822)	(1.066)
Net asset value, end of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Total Return A, B	16.28%	2.30%	15.12%	13.00%	(11.40)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.86%	1.66%	1.61%	1.77%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70	$ 20	$ 23	$ 29	$ 88
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.836	.660	.637	.642	.739
Net realized and unrealized gain (loss)	6.839	.287	5.727	4.281	(6.128)
Total from investment operations	7.675	.947	6.364	4.923	(5.389)
Distributions from net investment income	(.838)	(.675)	(.679)	(.608)	(.771)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.015)	(.807)	(.874)	(.713)	(.971)
Net asset value, end of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Total Return A, B	15.98%	2.05%	14.85%	12.71%	(11.62)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.61%	1.42%	1.35%	1.52%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153	$ 132	$ 29	$ 37	$ 57
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.582	.427	.402	.430	.560
Net realized and unrealized gain (loss)	6.821	.290	5.719	4.275	(6.123)
Total from investment operations	7.403	.717	6.121	4.705	(5.563)
Distributions from net investment income	(.656)	(.465)	(.456)	(.390)	(.587)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(.833)	(.597)	(.651)	(.495)	(.787)
Net asset value, end of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Total Return A, B	15.40%	1.55%	14.26%	12.12%	(12.05)%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.12%	.91%	.85%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 24	$ 28	$ 37	$ 56
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) B	1.099	.897	.880	.857	.900
Net realized and unrealized gain (loss)	6.837	.284	5.719	4.279	(6.114)
Total from investment operations	7.936	1.181	6.599	5.136	(5.214)
Distributions from net investment income	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Total Return A	16.57%	2.56%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,862	$ 7,139	$ 5,524	$ 3,395	$ 1,395
Portfolio turnover rate C	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) B	1.095	.896	.874	.855	.918
Net realized and unrealized gain (loss)	6.841	.275	5.725	4.281	(6.132)
Total from investment operations	7.936	1.171	6.599	5.136	(5.214)
Distributions from net investment income	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Total Return A	16.57%	2.54%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 26	$ 29	$ 38	$ 57
Portfolio turnover rate C	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 5,949,802	$ 385,008	$ (1,783)	$ 383,225
Fidelity Income Replacement 2018 Fund	5,557,250	250,129	(68,865)	181,264
Fidelity Income Replacement 2020 Fund	5,561,144	535,899	(52,256)	483,643
Fidelity Income Replacement 2022 Fund	4,693,938	301,119	(72,184)	228,935
Fidelity Income Replacement 2024 Fund	2,682,827	215,395	(35,964)	179,431
Fidelity Income Replacement 2026 Fund	2,018,708	154,828	(24,987)	129,841
Fidelity Income Replacement 2028 Fund	7,386,291	730,656	(73,394)	657,262
Fidelity Income Replacement 2030 Fund	5,348,062	593,992	(41,773)	552,219
Fidelity Income Replacement 2032 Fund	4,350,027	461,986	(50,262)	411,724
Fidelity Income Replacement 2034 Fund	3,706,677	517,637	(33,474)	484,163
Fidelity Income Replacement 2036 Fund	4,284,658	358,954	(61,439)	297,515
Fidelity Income Replacement 2038 Fund	1,952,731	367,686	(8,620)	359,066
Fidelity Income Replacement 2040 Fund	3,780,473	358,882	(38,076)	320,806
Fidelity Income Replacement 2042 Fund	12,628,717	1,687,797	(103,621)	1,584,176

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 853	$ -	$ (107,587)	$ 383,225
Fidelity Income Replacement 2018 Fund	1,066	-	(429,153)	181,264
Fidelity Income Replacement 2020 Fund	1,135	9,714	-	483,643
Fidelity Income Replacement 2022 Fund	964	-	(505,520)	228,935
Fidelity Income Replacement 2024 Fund	505	-	(118)	179,431
Fidelity Income Replacement 2026 Fund	401	-	(155,084)	129,841
Fidelity Income Replacement 2028 Fund	1,493	-	(363,353)	657,262
Fidelity Income Replacement 2030 Fund	984	-	(54,186)	552,219
Fidelity Income Replacement 2032 Fund	765	55,815	(103,033)	411,724
Fidelity Income Replacement 2034 Fund	716	-	(2,756)	484,163
Fidelity Income Replacement 2036 Fund	759	-	(109,031)	297,515
Fidelity Income Replacement 2038 Fund	364	52,984	-	359,066
Fidelity Income Replacement 2040 Fund	1,549	53,873	(33,547)	320,806
Fidelity Income Replacement 2042 Fund	2,401	254,212	-	1,584,176

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Fiscal year of expiration
	2018	2019	Total capital loss carryforward

Fidelity Income Replacement 2016 Fund	$ -	$ (107,587)	$ (107,587)
Fidelity Income Replacement 2018 Fund	(391,941)	(37,212)	(429,153)
Fidelity Income Replacement 2022 Fund	(431,402)	(74,118)	(505,520)
Fidelity Income Replacement 2024 Fund	-	(118)	(118)
Fidelity Income Replacement 2026 Fund	(155,084)	-	(155,084)
Fidelity Income Replacement 2028 Fund	(152,928)	(210,425)	(363,353)
Fidelity Income Replacement 2030 Fund	(54,186)	-	(54,186)
Fidelity Income Replacement 2032 Fund	(103,033)	-	(103,033)
Fidelity Income Replacement 2034 Fund	-	(2,756)	(2,756)
Fidelity Income Replacement 2036 Fund	(106,154)	(2,877)	(109,031)
Fidelity Income Replacement 2040 Fund	(16,857)	(16,690)	(33,547)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

The tax character of distributions paid was as follows:

July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 112,389	$ -	$ 112,389
Fidelity Income Replacement 2018 Fund	118,283	-	118,283
Fidelity Income Replacement 2020 Fund	114,787	-	114,787
Fidelity Income Replacement 2022 Fund	104,849	-	104,849
Fidelity Income Replacement 2024 Fund	51,499	-	51,499
Fidelity Income Replacement 2026 Fund	45,798	-	45,798
Fidelity Income Replacement 2028 Fund	150,766	-	150,766
Fidelity Income Replacement 2030 Fund	97,611	-	97,611
Fidelity Income Replacement 2032 Fund	98,149	16,448	114,597
Fidelity Income Replacement 2034 Fund	66,127	-	66,127
Fidelity Income Replacement 2036 Fund	83,395	-	83,395
Fidelity Income Replacement 2038 Fund	55,403	-	55,403
Fidelity Income Replacement 2040 Fund	72,475	3,057	75,532
Fidelity Income Replacement 2042 Fund	251,285	-	251,285
July 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 184,121	$ -	$ 184,121
Fidelity Income Replacement 2018 Fund	108,300	-	108,300
Fidelity Income Replacement 2020 Fund	88,531	-	88,531
Fidelity Income Replacement 2022 Fund	75,143	-	75,143
Fidelity Income Replacement 2024 Fund	39,513	-	39,513
Fidelity Income Replacement 2026 Fund	41,581	-	41,581
Fidelity Income Replacement 2028 Fund	118,215	-	118,215
Fidelity Income Replacement 2030 Fund	91,139	-	91,139
Fidelity Income Replacement 2032 Fund	44,243	100,975	145,218
Fidelity Income Replacement 2034 Fund	46,714	-	46,714
Fidelity Income Replacement 2036 Fund	59,122	-	59,122
Fidelity Income Replacement 2038 Fund	31,834	-	31,834
Fidelity Income Replacement 2040 Fund	45,653	-	45,653
Fidelity Income Replacement 2042 Fund	132,958	-	132,958

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,011,185	4,923,142
Fidelity Income Replacement 2018 Fund	2,296,908	2,414,631
Fidelity Income Replacement 2020 Fund	3,324,342	2,404,904
Fidelity Income Replacement 2022 Fund	2,093,836	1,768,266
Fidelity Income Replacement 2024 Fund	1,785,394	1,199,326
Fidelity Income Replacement 2026 Fund	1,076,827	871,184
Fidelity Income Replacement 2028 Fund	3,989,822	2,251,420
Fidelity Income Replacement 2030 Fund	2,930,257	1,418,412
Fidelity Income Replacement 2032 Fund	2,295,631	1,224,050
Fidelity Income Replacement 2034 Fund	2,661,823	1,093,463
Fidelity Income Replacement 2036 Fund	2,283,817	930,818
Fidelity Income Replacement 2038 Fund	1,096,083	1,118,872
Fidelity Income Replacement 2040 Fund	2,055,599	926,690
Fidelity Income Replacement 2042 Fund	9,088,704	3,501,380

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,828	$ 7
Class T	.25%	.25%	800	2
Class C	.75%	.25%	7,940	549
			$ 10,568	$ 558
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,802	$ 1
Class T	.25%	.25%	604	14
Class C	.75%	.25%	4,239	2,206
			$ 6,645	$ 2,221
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,003	$ 440
Class T	.25%	.25%	856	10
Class C	.75%	.25%	3,189	452
			$ 5,048	$ 902
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 975	$ 6
Class T	.25%	.25%	8	4
Class C	.75%	.25%	304	43
			$ 1,287	$ 53
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 794	$ 382
Class T	.25%	.25%	892	106
Class C	.75%	.25%	1,173	44
			$ 2,859	$ 532

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 763	$ 3
Class T	.25%	.25%	492	36
Class C	.75%	.25%	109	109
			$ 1,364	$ 148
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 331	$ -
Class T	.25%	.25%	734	-
Class C	.75%	.25%	261	1
			$ 1,326	$ 1
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 271	$ 4
Class T	.25%	.25%	72	36
Class C	.75%	.25%	3,064	237
			$ 3,407	$ 277
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 566	$ 17
Class T	.25%	.25%	126	124
Class C	.75%	.25%	599	388
			$ 1,291	$ 529
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 48	$ 48
Class T	.25%	.25%	236	122
Class C	.75%	.25%	512	449
			$ 796	$ 619
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 64	$ 53
Class T	.25%	.25%	1,440	36
Class C	.75%	.25%	2,447	680
			$ 3,951	$ 769
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 231	$ 17
Class T	.25%	.25%	568	30
Class C	.75%	.25%	790	15
			$ 1,589	$ 62
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 19	$ 17
Class T	.25%	.25%	136	32
Class C	.75%	.25%	1,226	249
			$ 1,381	$ 298
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 84	$ 12
Class T	.25%	.25%	714	136
Class C	.75%	.25%	352	324
			$ 1,150	$ 472

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 19

Fidelity Income Replacement 2018 Fund
Class A	$ 752
Class C*	314
$ 1,066
Fidelity Income Replacement 2020 Fund
Class C*	$ 45

Fidelity Income Replacement 2026 Fund
Class T	$ 20

Fidelity Income Replacement 2028 Fund
Class T	$ 338

Fidelity Income Replacement 2030 Fund
Class A	$ 380

Fidelity Income Replacement 2038 Fund
Class A	$ 426

Fidelity Income Replacement 2042 Fund
Class A	$ 3

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement *
Fidelity Income Replacement 2016 Fund	$ 29
Fidelity Income Replacement 2018 Fund	21
Fidelity Income Replacement 2020 Fund	20
Fidelity Income Replacement 2022 Fund	17
Fidelity Income Replacement 2024 Fund	9
Fidelity Income Replacement 2026 Fund	7
Fidelity Income Replacement 2028 Fund	24
Fidelity Income Replacement 2030 Fund	16
Fidelity Income Replacement 2032 Fund	15
Fidelity Income Replacement 2034 Fund	11
Fidelity Income Replacement 2036 Fund	13
Fidelity Income Replacement 2038 Fund	8
Fidelity Income Replacement 2040 Fund	11
Fidelity Income Replacement 2042 Fund	37

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 7,086	$ 17,921
Class T	1,130	3,481
Class C	2,837	7,453
Income Replacement 2016	70,663	115,628
Institutional Class	447	1,088
Total	$ 82,163	$ 145,571
From net realized gain
Class A	$ 3,311	$ 4,976
Class T	617	1,014
Class C	3,251	4,218
Income Replacement 2016	22,904	28,030
Institutional Class	143	312
Total	$ 30,226	$ 38,550
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 9,944	$ 11,734
Class T	1,343	1,790
Class C	2,932	2,008
Income Replacement 2018	64,536	68,941
Institutional Class	7,319	3,499
Total	$ 86,074	$ 87,972
From net realized gain
Class A	$ 4,058	$ 3,011
Class T	695	560
Class C	2,364	852
Income Replacement 2018	22,722	15,393
Institutional Class	2,370	512
Total	$ 32,209	$ 20,328
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 5,982	$ 6,597
Class T	2,133	2,545
Class C	2,522	2,699
Income Replacement 2020	78,702	61,446
Institutional Class	242	563
Total	$ 89,581	$ 73,850
From net realized gain
Class A	$ 1,965	$ 1,517
Class T	907	694
Class C	1,535	1,162
Income Replacement 2020	20,732	11,189
Institutional Class	67	119
Total	$ 25,206	$ 14,681
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 5,998	$ 2,823
Class T	12	136
Class C	279	226
Income Replacement 2022	76,474	60,936
Institutional Class	64	60
Total	$ 82,827	$ 64,181

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 1,895	$ 242
Class T	3	32
Class C	142	95
Income Replacement 2022	19,965	10,582
Institutional Class	17	11
Total	$ 22,022	$ 10,962
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,019	$ 3,343
Class T	2,626	2,287
Class C	1,172	1,494
Income Replacement 2024	33,777	25,214
Institutional Class	506	445
Total	$ 42,100	$ 32,783
From net realized gain
Class A	$ 647	$ 710
Class T	748	601
Class C	465	575
Income Replacement 2024	7,431	4,764
Institutional Class	108	80
Total	$ 9,399	$ 6,730
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 5,115	$ 1,894
Class T	1,165	1,958
Class C	125	1,363
Income Replacement 2026	30,035	29,280
Institutional Class	495	440
Total	$ 36,935	$ 34,935
From net realized gain
Class A	$ 1,333	$ 335
Class T	329	383
Class C	41	570
Income Replacement 2026	7,049	5,283
Institutional Class	111	75
Total	$ 8,863	$ 6,646
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 2,263	$ 1,930
Class T	2,225	1,741
Class C	253	376
Income Replacement 2028	118,706	96,589
Institutional Class	760	441
Total	$ 124,207	$ 101,077
From net realized gain
Class A	$ 602	$ 325
Class T	568	397
Class C	107	135
Income Replacement 2028	25,172	16,208
Institutional Class	110	73
Total	$ 26,559	$ 17,138

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,705	$ 1,185
Class T	201	164
Class C	3,279	2,987
Income Replacement 2030	74,151	72,596
Institutional Class	671	441
Total	$ 80,007	$ 77,373
From net realized gain
Class A	$ 386	$ 209
Class T	60	38
Class C	1,336	991
Income Replacement 2030	15,711	12,458
Institutional Class	111	70
Total	$ 17,604	$ 13,766
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,854	$ 3,369
Class T	358	301
Class C	598	213
Income Replacement 2032	76,811	35,223
Institutional Class	342	297
Total	$ 81,963	$ 39,403
From net realized gain
Class A	$ 1,834	$ 7,528
Class T	199	816
Class C	440	1,719
Income Replacement 2032	30,021	95,178
Institutional Class	140	574
Total	$ 32,634	$ 105,815
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 326	$ 276
Class T	537	304
Class C	519	184
Income Replacement 2034	51,986	37,641
Institutional Class	2,565	2,077
Total	$ 55,933	$ 40,482
From net realized gain
Class A	$ 76	$ 50
Class T	99	65
Class C	184	49
Income Replacement 2034	9,314	5,761
Institutional Class	521	307
Total	$ 10,194	$ 6,232
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 426	$ 435
Class T	4,336	3,886
Class C	2,240	1,851
Income Replacement 2036	63,610	44,807
Institutional Class	13	346
Total	$ 70,625	$ 51,325

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 81	$ 75
Class T	1,001	793
Class C	622	576
Income Replacement 2036	11,064	6,275
Institutional Class	2	78
Total	$ 12,770	$ 7,797
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,288	$ 670
Class T	1,710	1,443
Class C	899	658
Income Replacement 2038	41,508	24,679
Institutional Class	551	460
Total	$ 45,956	$ 27,910
From net realized gain
Class A	$ 210	$ 96
Class T	429	297
Class C	305	202
Income Replacement 2038	8,397	3,260
Institutional Class	106	69
Total	$ 9,447	$ 3,924
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 141	$ 967
Class T	240	1,654
Class C	1,360	819
Income Replacement 2040	59,586	36,057
Institutional Class	44	532
Total	$ 61,371	$ 40,029
From net realized gain
Class A	$ 37	$ 224
Class T	107	359
Class C	555	216
Income Replacement 2040	13,452	4,701
Institutional Class	10	124
Total	$ 14,161	$ 5,624
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 552	$ 362
Class T	2,294	503
Class C	392	232
Income Replacement 2042	213,286	115,451
Institutional Class	579	475
Total	$ 217,103	$ 117,023
From net realized gain
Class A	$ 74	$ 53
Class T	482	67
Class C	89	65
Income Replacement 2042	33,444	15,682
Institutional Class	93	68
Total	$ 34,182	$ 15,935

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	163	365	8,297	17,945
Shares redeemed	(11,297)	(18,902)	(577,897)	(929,690)
Net increase (decrease)	(11,134)	(18,537)	$ (569,600)	$ (911,745)
Class T
Shares sold	-	265	$ -	$ 12,983
Reinvestment of distributions	28	63	1,401	3,101
Shares redeemed	(1,244)	(7,104)	(63,469)	(347,550)
Net increase (decrease)	(1,216)	(6,776)	$ (62,068)	$ (331,466)
Class C
Shares sold	-	6,125	$ -	$ 300,000
Reinvestment of distributions	85	157	4,320	7,690
Shares redeemed	(6,563)	(3,855)	(336,404)	(191,514)
Net increase (decrease)	(6,478)	2,427	$ (332,084)	$ 116,176
Income Replacement 2016
Shares sold	32,858	28,998	$ 1,681,315	$ 1,428,856
Reinvestment of distributions	905	1,178	46,083	57,868
Shares redeemed	(52,922)	(46,750)	(2,704,793)	(2,309,726)
Net increase (decrease)	(19,159)	(16,574)	$ (977,395)	$ (823,002)
Institutional Class
Shares sold	-	752	$ -	$ 36,796
Reinvestment of distributions	12	15	590	731
Shares redeemed	(402)	(675)	(20,428)	(33,700)
Net increase (decrease)	(390)	92	$ (19,838)	$ 3,827
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,844	1,088	$ 96,498	$ 54,624
Reinvestment of distributions	165	161	8,476	7,873
Shares redeemed	(2,302)	(1,911)	(118,731)	(94,143)
Net increase (decrease)	(293)	(662)	$ (13,757)	$ (31,646)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	18	908	863
Shares redeemed	(626)	(458)	(32,478)	(22,651)
Net increase (decrease)	(608)	(440)	$ (31,570)	$ (21,788)
Class C
Shares sold	2,007	4,696	$ 104,323	$ 235,500
Reinvestment of distributions	96	47	4,895	2,324
Shares redeemed	(1,291)	(586)	(66,610)	(28,893)
Net increase (decrease)	812	4,157	$ 42,608	$ 208,931
Income Replacement 2018
Shares sold	19,009	19,759	$ 982,691	$ 973,771
Reinvestment of distributions	656	478	33,655	23,334
Shares redeemed	(22,946)	(19,401)	(1,182,626)	(957,919)
Net increase (decrease)	(3,281)	836	$ (166,280)	$ 39,186
Institutional Class
Shares sold	3,981	6,698	$ 204,782	$ 338,000
Reinvestment of distributions	145	12	7,435	589
Shares redeemed	(4,070)	(3,839)	(209,387)	(185,000)
Net increase (decrease)	56	2,871	$ 2,830	$ 153,589

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	474	179	$ 25,017	$ 9,014
Reinvestment of distributions	103	105	5,331	5,145
Shares redeemed	(967)	(946)	(50,578)	(46,428)
Net increase (decrease)	(390)	(662)	$ (20,230)	$ (32,269)
Class T
Shares sold	129	-	$ 6,823	$ -
Reinvestment of distributions	49	54	2,541	2,633
Shares redeemed	(2,023)	(240)	(108,390)	(11,738)
Net increase (decrease)	(1,845)	(186)	$ (99,026)	$ (9,105)
Class C
Shares sold	568	1,771	$ 29,000	$ 87,281
Reinvestment of distributions	57	57	2,907	2,797
Shares redeemed	(648)	(355)	(33,562)	(17,952)
Net increase (decrease)	(23)	1,473	$ (1,655)	$ 72,126
Income Replacement 2020
Shares sold	45,319	29,581	$ 2,366,414	$ 1,469,844
Reinvestment of distributions	908	529	46,992	25,967
Shares redeemed	(27,089)	(13,868)	(1,420,725)	(675,878)
Net increase (decrease)	19,138	16,242	$ 992,681	$ 819,933
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	14	309	682
Shares redeemed	-	(399)	-	(20,000)
Net increase (decrease)	6	(385)	$ 309	$ (19,318)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,423	$ -	$ 316,060
Reinvestment of distributions	71	23	3,695	1,138
Shares redeemed	(496)	(243)	(26,081)	(12,069)
Net increase (decrease)	(425)	6,203	$ (22,386)	$ 305,129
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	3	15	168
Shares redeemed	(91)	(357)	(4,748)	(17,200)
Net increase (decrease)	(91)	(354)	$ (4,733)	$ (17,032)
Class C
Shares sold	431	-	$ 23,074	$ -
Reinvestment of distributions	1	1	67	35
Shares redeemed	-	(92)	-	(4,361)
Net increase (decrease)	432	(91)	$ 23,141	$ (4,326)
Income Replacement 2022
Shares sold	23,547	29,354	$ 1,241,849	$ 1,440,819
Reinvestment of distributions	598	314	30,901	15,180
Shares redeemed	(18,669)	(18,125)	(986,018)	(881,196)
Net increase (decrease)	5,476	11,543	$ 286,732	$ 574,803
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	1	81	71
Shares redeemed	-	(11)	-	(514)
Net increase (decrease)	2	(10)	$ 81	$ (443)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,821	622	$ 249,930	$ 30,000
Reinvestment of distributions	70	61	3,660	2,969
Shares redeemed	(1,358)	(226)	(70,040)	(10,864)
Net increase (decrease)	3,533	457	$ 183,550	$ 22,105
Class T
Shares sold	182	2,920	$ 10,000	$ 135,760
Reinvestment of distributions	30	22	1,572	1,077
Shares redeemed	(210)	(289)	(11,083)	(14,000)
Net increase (decrease)	2	2,653	$ 489	$ 122,837
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	4	319	209
Shares redeemed	(1,320)	(75)	(68,217)	(3,683)
Net increase (decrease)	(1,314)	(71)	$ (67,898)	$ (3,474)
Income Replacement 2024
Shares sold	17,502	16,063	$ 923,490	$ 781,886
Reinvestment of distributions	343	214	17,775	10,356
Shares redeemed	(9,492)	(15,497)	(496,528)	(749,124)
Net increase (decrease)	8,353	780	$ 444,737	$ 43,118
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	11	614	525
Shares redeemed	-	(79)	-	(3,719)
Net increase (decrease)	12	(68)	$ 614	$ (3,194)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	3,297	671	$ 164,296	$ 33,486
Reinvestment of distributions	104	21	5,368	1,014
Shares redeemed	(628)	(98)	(32,970)	(4,755)
Net increase (decrease)	2,773	594	$ 136,694	$ 29,745
Class T
Shares sold	147	3,515	$ 7,752	$ 173,430
Reinvestment of distributions	22	39	1,126	1,904
Shares redeemed	(4,570)	(236)	(229,341)	(11,308)
Net increase (decrease)	(4,401)	3,318	$ (220,463)	$ 164,026
Class C
Shares sold	372	-	$ 20,181	$ -
Reinvestment of distributions	3	41	166	1,933
Shares redeemed	-	(3,579)	-	(176,288)
Net increase (decrease)	375	(3,538)	$ 20,347	$ (174,355)
Income Replacement 2026
Shares sold	15,295	15,104	$ 797,527	$ 721,544
Reinvestment of distributions	419	331	21,602	15,918
Shares redeemed	(10,796)	(22,948)	(570,139)	(1,095,887)
Net increase (decrease)	4,918	(7,513)	$ 248,990	$ (358,425)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	11	606	515
Shares redeemed	-	(79)	-	(3,694)
Net increase (decrease)	11	(68)	$ 606	$ (3,179)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,289	1,288	$ 71,770	$ 61,784
Reinvestment of distributions	55	45	2,865	2,202
Shares redeemed	(1,798)	(1,360)	(97,320)	(64,118)
Net increase (decrease)	(454)	(27)	$ (22,685)	$ (132)
Class T
Shares sold	3,419	-	$ 190,058	$ -
Reinvestment of distributions	18	8	932	397
Shares redeemed	(93)	(83)	(4,963)	(4,076)
Net increase (decrease)	3,344	(75)	$ 186,027	$ (3,679)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	3	214	163
Shares redeemed	(339)	(326)	(18,000)	(16,000)
Net increase (decrease)	(335)	(323)	$ (17,786)	$ (15,837)
Income Replacement 2028
Shares sold	48,154	18,525	$ 2,584,155	$ 916,759
Reinvestment of distributions	1,125	574	58,544	27,535
Shares redeemed	(21,518)	(27,768)	(1,167,596)	(1,327,202)
Net increase (decrease)	27,761	(8,669)	$ 1,475,103	$ (382,908)
Institutional Class
Shares sold	1,004	-	$ 53,885	$ -
Reinvestment of distributions	16	11	870	514
Shares redeemed	-	(79)	-	(3,680)
Net increase (decrease)	1,020	(68)	$ 54,755	$ (3,166)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	933	508	$ 49,913	$ 25,016
Reinvestment of distributions	19	6	1,002	292
Shares redeemed	(44)	(249)	(2,337)	(12,382)
Net increase (decrease)	908	265	$ 48,578	$ 12,926
Class T
Shares sold	11	130	$ 618	$ 5,786
Reinvestment of distributions	5	4	261	202
Shares redeemed	-	(172)	-	(7,763)
Net increase (decrease)	16	(38)	$ 879	$ (1,775)
Class C
Shares sold	305	1,702	$ 16,713	$ 80,000
Reinvestment of distributions	51	44	2,604	2,115
Shares redeemed	(884)	(960)	(46,510)	(46,183)
Net increase (decrease)	(528)	786	$ (27,193)	$ 35,932
Income Replacement 2030
Shares sold	39,836	18,798	$ 2,147,451	$ 902,632
Reinvestment of distributions	950	726	49,163	34,661
Shares redeemed	(14,994)	(28,344)	(778,185)	(1,372,064)
Net increase (decrease)	25,792	(8,820)	$ 1,418,429	$ (434,771)
Institutional Class
Shares sold	538	-	$ 27,920	$ -
Reinvestment of distributions	15	11	782	511
Shares redeemed	-	(79)	-	(3,667)
Net increase (decrease)	553	(68)	$ 28,702	$ (3,156)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	112	220	5,527	10,424
Shares redeemed	(320)	(52)	(16,355)	(2,367)
Net increase (decrease)	(208)	168	$ (10,828)	$ 8,057
Class T
Shares sold	489	-	$ 25,000	$ -
Reinvestment of distributions	11	24	557	1,117
Shares redeemed	(489)	(78)	(24,956)	(3,575)
Net increase (decrease)	11	(54)	$ 601	$ (2,458)
Class C
Shares sold	190	660	$ 9,600	$ 32,801
Reinvestment of distributions	21	41	1,038	1,932
Shares redeemed	-	(65)	-	(2,961)
Net increase (decrease)	211	636	$ 10,638	$ 31,772
Income Replacement 2032
Shares sold	30,500	42,168	$ 1,530,443	$ 2,026,945
Reinvestment of distributions	1,495	2,499	73,685	118,902
Shares redeemed	(11,121)	(8,682)	(559,873)	(414,301)
Net increase (decrease)	20,874	35,985	$ 1,044,255	$ 1,731,546
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	18	482	871
Shares redeemed	-	(54)	-	(2,502)
Net increase (decrease)	10	(36)	$ 482	$ (1,631)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	7	402	326
Shares redeemed	-	(59)	-	(2,697)
Net increase (decrease)	8	(52)	$ 402	$ (2,371)
Class T
Shares sold	1,105	-	$ 59,121	$ -
Reinvestment of distributions	12	8	636	369
Shares redeemed	-	(77)	-	(3,548)
Net increase (decrease)	1,117	(69)	$ 59,757	$ (3,179)
Class C
Shares sold	583	517	$ 30,000	$ 25,724
Reinvestment of distributions	14	5	703	233
Shares redeemed	(583)	(58)	(29,858)	(2,686)
Net increase (decrease)	14	464	$ 845	$ 23,271
Income Replacement 2034
Shares sold	37,259	3,140	$ 1,995,412	$ 153,765
Reinvestment of distributions	626	241	32,352	11,289
Shares redeemed	(10,339)	(2,549)	(550,747)	(121,949)
Net increase (decrease)	27,546	832	$ 1,477,017	$ 43,105
Institutional Class
Shares sold	-	258	$ -	$ 12,168
Reinvestment of distributions	60	50	3,086	2,360
Shares redeemed	(15)	(14)	(770)	(664)
Net increase (decrease)	45	294	$ 2,316	$ 13,864

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	11	507	510
Shares redeemed	(112)	(92)	(5,700)	(4,164)
Net increase (decrease)	(102)	(81)	$ (5,193)	$ (3,654)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	54	31	2,726	1,410
Shares redeemed	(348)	(264)	(18,208)	(12,509)
Net increase (decrease)	(294)	(233)	$ (15,482)	$ (11,099)
Class C
Shares sold	3,311	30	$ 175,000	$ 1,500
Reinvestment of distributions	54	52	2,730	2,427
Shares redeemed	(419)	(959)	(22,047)	(46,079)
Net increase (decrease)	2,946	(877)	$ 155,683	$ (42,152)
Income Replacement 2036
Shares sold	27,343	20,071	$ 1,427,322	$ 968,864
Reinvestment of distributions	604	223	30,579	10,328
Shares redeemed	(5,152)	(22,004)	(276,865)	(1,034,063)
Net increase (decrease)	22,795	(1,710)	$ 1,181,036	$ (54,871)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	9	15	424
Shares redeemed	-	(563)	-	(27,876)
Net increase (decrease)	-	(554)	$ 15	$ (27,452)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	1,696	851	$ 87,117	$ 39,713
Reinvestment of distributions	30	16	1,498	766
Shares redeemed	(1,076)	-	(54,240)	-
Net increase (decrease)	650	867	$ 34,375	$ 40,479
Class T
Shares sold	361	-	$ 19,357	$ -
Reinvestment of distributions	24	13	1,182	612
Shares redeemed	(87)	(465)	(4,480)	(20,928)
Net increase (decrease)	298	(452)	$ 16,059	$ (20,316)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	19	1,204	859
Shares redeemed	-	-	-	-
Net increase (decrease)	24	19	$ 1,204	$ 859
Income Replacement 2038
Shares sold	12,010	20,341	$ 616,548	$ 976,884
Reinvestment of distributions	705	325	35,469	15,074
Shares redeemed	(14,450)	(11,169)	(750,847)	(518,978)
Net increase (decrease)	(1,735)	9,497	$ (98,830)	$ 472,980
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	11	657	529
Shares redeemed	-	(86)	-	(3,849)
Net increase (decrease)	13	(75)	$ 657	$ (3,320)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	26	7	$ 1,376	$ 317
Reinvestment of distributions	4	26	178	1,191
Shares redeemed	-	(1,864)	-	(90,268)
Net increase (decrease)	30	(1,831)	$ 1,554	$ (88,760)
Class T
Shares sold	78	63	$ 4,000	$ 2,938
Reinvestment of distributions	7	44	347	2,013
Shares redeemed	(951)	(1,755)	(48,573)	(82,476)
Net increase (decrease)	(866)	(1,648)	$ (44,226)	$ (77,525)
Class C
Shares sold	582	543	$ 31,135	$ 26,345
Reinvestment of distributions	38	22	1,915	1,035
Shares redeemed	-	-	-	-
Net increase (decrease)	620	565	$ 33,050	$ 27,380
Income Replacement 2040
Shares sold	29,430	26,082	$ 1,560,721	$ 1,264,360
Reinvestment of distributions	943	331	47,571	15,315
Shares redeemed	(9,529)	(12,843)	(497,615)	(618,513)
Net increase (decrease)	20,844	13,570	$ 1,110,677	$ 661,162
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	14	54	656
Shares redeemed	-	(961)	-	(44,356)
Net increase (decrease)	1	(947)	$ 54	$ (43,700)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	846	245	$ 45,470	$ 11,886
Reinvestment of distributions	12	9	626	415
Shares redeemed	-	(304)	-	(14,424)
Net increase (decrease)	858	(50)	$ 46,096	$ (2,123)
Class T
Shares sold	-	2,200	$ -	$ 105,795
Reinvestment of distributions	55	12	2,776	570
Shares redeemed	-	(84)	-	(3,786)
Net increase (decrease)	55	2,128	$ 2,776	$ 102,579
Class C
Shares sold	1,254	-	$ 67,885	$ -
Reinvestment of distributions	9	6	481	297
Shares redeemed	-	(83)	-	(3,716)
Net increase (decrease)	1,263	(77)	$ 68,366	$ (3,419)
Income Replacement 2042
Shares sold	146,111	52,015	$ 7,567,549	$ 2,501,513
Reinvestment of distributions	2,829	1,220	142,929	56,045
Shares redeemed	(45,108)	(20,364)	(2,347,325)	(979,817)
Net increase (decrease)	103,832	32,871	$ 5,363,153	$ 1,577,741
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	12	672	543
Shares redeemed	-	(87)	-	(3,858)
Net increase (decrease)	13	(75)	$ 672	$ (3,315)

* Amount represents less than 1 share.

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	24%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 20, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Bruce T. Herring (1965)

Year of Election or Appointment: 2013

Vice President of Fidelity's Asset Allocation Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2006-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Income Replacement 2016	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2018	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2020	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.085
Class T	09/16/13	09/13/13	$0.085
Class C	09/16/13	09/13/13	$0.085
Income Replacement 2022	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2024	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2026	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2028	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2030	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2032	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.550
Class T	09/16/13	09/13/13	$0.550
Class C	09/16/13	09/13/13	$0.550
Income Replacement 2034	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2036	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.000
Class T	09/16/13	09/13/13	$0.000
Class C	09/16/13	09/13/13	$0.000
Income Replacement 2038	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$1.181
Class T	09/16/13	09/13/13	$1.181
Class C	09/16/13	09/13/13	$1.181
Income Replacement 2040	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.683
Class T	09/16/13	09/13/13	$0.683
Class C	09/16/13	09/13/13	$0.683
Income Replacement 2042	Pay Date	Record Date	Capital Gains
Class A	09/16/13	09/13/13	$0.946
Class T	09/16/13	09/13/13	$0.946
Class C	09/16/13	09/13/13	$0.946

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2020	$18,799
Income Replacement 2032	$55,929
Income Replacement 2038	$52,984
Income Replacement 2040	$53,873
Income Replacement 2042	$254,212

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	12.17%
Class T	12.17%
Class C	12.17%
Income Replacement 2018
Class A	11.95%
Class T	11.95%
Class C	11.95%
Income Replacement 2020
Class A	10.37%
Class T	10.37%
Class C	10.37%
Income Replacement 2022
Class A	9.40%
Class T	9.40%
Class C	9.40%
Income Replacement 2024
Class A	8.79%
Class T	8.79%
Class C	8.79%
Income Replacement 2026
Class A	8.10%
Class T	8.10%
Class C	8.10%
Income Replacement 2028
Class A	7.79%
Class T	7.79%
Class C	7.79%
Income Replacement 2030
Class A	7.58%
Class T	7.58%
Class C	7.58%
Income Replacement 2032
Class A	6.90%
Class T	6.90%
Class C	6.90%
Income Replacement 2034
Class A	7.01%
Class T	7.01%
Class C	7.01%
Income Replacement 2036
Class A	6.40%
Class T	6.40%
Class C	6.40%
Income Replacement 2038
Class A	6.71%
Class T	6.71%
Class C	6.71%
Income Replacement 2040
Class A	6.45%
Class T	6.45%
Class C	6.45%
Income Replacement 2042
Class A	5.88%
Class T	5.88%
Class C	5.88%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
August 2012	27%	38%	0%
September 2012	36%	59%	0%
October 2012	30%	40%	92%
November 2012	37%	73%	0%
December 2012 (Ex-Date 12/21/12)	27%	27%	27%
December 2012 (Ex-Date 12/28/12)	28%	30%	36%
January 2013	10%	18%	0%
February 2013	12%	24%	0%
March 2013	11%	27%	0%
April 2013	8%	13%	92%
May 2013	13%	37%	0%
June 2013	13%	20%	0%
July 2013	8%	10%	40%
	Class A	Class T	Class C
Income Replacement 2018
August 2012	31%	49%	0%
September 2012	40%	60%	0%
October 2012	35%	43%	76%
November 2012	43%	67%	0%
December 2012 (Ex-Date 12/21/12)	32%	32%	32%
December 2012 (Ex-Date 12/28/12)	33%	35%	39%
January 2013	10%	15%	0%
February 2013	11%	17%	0%
March 2013	11%	20%	0%
April 2013	9%	11%	22%
May 2013	11%	20%	0%
June 2013	10%	16%	0%
July 2013	9%	10%	14%
	Class A	Class T	Class C
Income Replacement 2020
August 2012	40%	58%	100%
September 2012	52%	79%	0%
October 2012	45%	55%	93%
November 2012	53%	88%	0%
December 2012 (Ex-Date 12/21/12)	41%	41%	41%
December 2012 (Ex-Date 12/28/12)	42%	43%	47%
January 2013	14%	20%	0%
February 2013	15%	27%	0%
March 2013	15%	27%	0%
April 2013	12%	15%	30%
May 2013	15%	100%	0%
June 2013	15%	22%	0%
July 2013	12%	14%	21%
	Class A	Class T	Class C
Income Replacement 2022
August 2012	44%	69%	100%
September 2012	59%	100%	0%
October 2012	51%	44%	100%
November 2012	61%	100%	0%
December 2012 (Ex-Date 12/21/12)	44%	44%	44%
December 2012 (Ex-Date 12/28/12)	46%	47%	51%
January 2013	17%	22%	100%
February 2013	18%	34%	0%
March 2013	18%	48%	0%
April 2013	15%	19%	35%
May 2013	18%	32%	0%
June 2013	16%	21%	100%
July 2013	15%	18%	21%
	Class A	Class T	Class C
Income Replacement 2024
August 2012	47%	76%	0%
September 2012	67%	100%	0%
October 2012	56%	66%	100%
November 2012	69%	100%	0%
December 2012 (Ex-Date 12/21/12)	51%	51%	51%
December 2012 (Ex-Date 12/28/12)	51%	53%	56%
January 2013	19%	32%	0%
February 2013	21%	41%	0%
March 2013	22%	41%	0%
April 2013	18%	22%	43%
May 2013	22%	44%	0%
June 2013	20%	31%	0%
July 2013	18%	20%	31%
	Class A	Class T	Class C
Income Replacement 2026
August 2012	46%	100%	0%
September 2012	66%	100%	0%
October 2012	58%	70%	100%
November 2012	72%	0%	0%
December 2012 (Ex-Date 12/21/12)	52%	52%	52%
December 2012 (Ex-Date 12/28/12)	53%	55%	59%
January 2013	20%	29%	75%
February 2013	23%	40%	0%
March 2013	23%	50%	0%
April 2013	19%	23%	35%
May 2013	22%	39%	0%
June 2013	21%	33%	0%
July 2013	19%	22%	23%
	Class A	Class T	Class C
Income Replacement 2028
August 2012	53%	86%	0%
September 2012	71%	100%	0%
October 2012	61%	74%	100%
November 2012	74%	100%	0%
December 2012 (Ex-Date 12/21/12)	53%	53%	53%
December 2012 (Ex-Date 12/28/12)	54%	56%	59%
January 2013	23%	34%	0%
February 2013	30%	56%	0%
March 2013	27%	58%	0%
April 2013	20%	26%	48%
May 2013	23%	30%	0%
June 2013	25%	33%	0%
July 2013	19%	20%	35%
	Class A	Class T	Class C
Income Replacement 2030
August 2012	57%	100%	0%
September 2012	76%	100%	0%
October 2012	60%	65%	100%
November 2012	77%	100%	0%
December 2012 (Ex-Date 12/21/12)	54%	54%	54%
December 2012 (Ex-Date 12/28/12)	55%	56%	60%
January 2013	25%	71%	0%
February 2013	28%	53%	0%
March 2013	26%	67%	0%
April 2013	22%	28%	55%
May 2013	29%	51%	0%
June 2013	25%	42%	0%
July 2013	22%	25%	41%
	Class A	Class T	Class C
Income Replacement 2032
August 2012	60%	100%	0%
September 2012	79%	100%	0%
October 2012	66%	79%	100%
November 2012	82%	100%	0%
December 2012 (Ex-Date 12/21/12)	58%	58%	58%
December 2012 (Ex-Date 12/28/12)	59%	61%	64%
January 2013	17%	26%	100%
February 2013	19%	45%	0%
March 2013	19%	35%	0%
April 2013	15%	18%	35%
May 2013	19%	45%	0%
June 2013	17%	26%	0%
July 2013	15%	18%	26%
	Class A	Class T	Class C
Income Replacement 2034
August 2012	54%	100%	0%
September 2012	91%	100%	0%
October 2012	63%	78%	100%
November 2012	88%	100%	0%
December 2012 (Ex-Date 12/21/12)	57%	57%	57%
December 2012 (Ex-Date 12/28/12)	58%	60%	65%
January 2013	24%	46%	0%
February 2013	34%	87%	0%
March 2013	31%	29%	0%
April 2013	23%	29%	58%
May 2013	30%	83%	0%
June 2013	26%	39%	0%
July 2013	22%	26%	43%
	Class A	Class T	Class C
Income Replacement 2036
August 2012	61%	100%	0%
September 2012	85%	100%	0%
October 2012	68%	83%	100%
November 2012	97%	100%	0%
December 2012 (Ex-Date 12/21/12)	62%	62%	62%
December 2012 (Ex-Date 12/28/12)	63%	65%	68%
January 2013	25%	40%	0%
February 2013	33%	65%	0%
March 2013	31%	74%	0%
April 2013	23%	29%	58%
May 2013	30%	65%	0%
June 2013	28%	43%	0%
July 2013	23%	27%	42%
	Class A	Class T	Class C
Income Replacement 2038
August 2012	58%	100%	0%
September 2012	81%	100%	0%
October 2012	68%	81%	100%
November 2012	94%	100%	0%
December 2012 (Ex-Date 12/21/12)	59%	59%	59%
December 2012 (Ex-Date 12/28/12)	61%	62%	65%
January 2013	23%	38%	0%
February 2013	23%	62%	0%
March 2013	29%	58%	0%
April 2013	21%	26%	48%
May 2013	26%	57%	0%
June 2013	23%	35%	0%
July 2013	21%	24%	40%
	Class A	Class T	Class C
Income Replacement 2040
August 2012	56%	100%	0%
September 2012	75%	100%	0%
October 2012	66%	86%	100%
November 2012	100%	100%	0%
December 2012 (Ex-Date 12/21/12)	61%	61%	61%
December 2012 (Ex-Date 12/28/12)	62%	76%	67%
January 2013	25%	33%	0%
February 2013	33%	36%	0%
March 2013	25%	81%	0%
April 2013	24%	42%	55%
May 2013	35%	84%	0%
June 2013	27%	42%	0%
July 2013	23%	27%	43%
	Class A	Class T	Class C
Income Replacement 2042
August 2012	65%	100%	0%
September 2012	85%	100%	0%
October 2012	76%	89%	100%
November 2012	84%	100%	0%
December 2012 (Ex-Date 12/21/12)	64%	64%	64%
December 2012 (Ex-Date 12/28/12)	65%	66%	69%
January 2013	26%	40%	0%
February 2013	31%	67%	0%
March 2013	31%	65%	0%
April 2013	22%	29%	94%
May 2013	29%	69%	57%
June 2013	26%	40%	100%
July 2013	23%	28%	39%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-UANN-0913
1.848191.105

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Annual Report

July 31, 2013

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fundA
Institutional Class	3.71%	4.12%	3.15%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$30,041 Fidelity Advisor Income Replacement 2016 Fund – Institutional Class

$33,770 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	5.94%	4.81%	3.61%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$30,836 Fidelity Advisor Income Replacement 2018 Fund – Institutional Class

$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	8.11%	5.30%	3.91%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$31,368 Fidelity Advisor Income Replacement 2020 Fund – Institutional Class

$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	9.80%	5.69%	4.17%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$31,846 Fidelity Advisor Income Replacement 2022 Fund – Institutional Class

$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	11.14%	5.94%	4.35%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$32,180 Fidelity Advisor Income Replacement 2024 Fund – Institutional Class

$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fundA
Institutional Class	12.06%	6.08%	4.40%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$32,254 Fidelity Advisor Income Replacement 2026 Fund – Institutional Class
$33,770 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	12.76%	6.19%	4.45%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and Barclays U.S. Aggregate Bond Index A performed over the same period.

35,000
32,500
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$32,362 Fidelity Advisor Income Replacement 2028 Fund – Institutional Class

$33,770 Barclays U.S. Aggregate Bond Index

$32,932 S&P 500® Index

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	13.33%	6.29%	4.50%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$32,447 Fidelity Advisor Income Replacement 2030 Fund – Institutional Class
$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	13.83%	6.32%	4.49%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$32,433 Fidelity Advisor Income Replacement 2032 Fund – Institutional Class

$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	14.29%	6.33%	4.44%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$32,342 Fidelity Advisor Income Replacement 2034 Fund – Institutional Class

$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	14.80%	6.37%	4.45%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$32,358 Fidelity Advisor Income Replacement 2036 Fund – Institutional Class
$32,932 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	15.26%	6.43%	4.04%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012
2013

Period Ending Values

$31,189 Fidelity Advisor Income Replacement 2038 Fund – Institutional Class

$32,474 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	15.88%	6.62%	4.21%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012
2013
Period Ending Values
$31,472 Fidelity Advisor Income Replacement 2040 Fund – Institutional Class
$32,474 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	16.57%	6.78%	4.33%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

33,000
30,000
27,500
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012
2013

Period Ending Values

$31,677 Fidelity Advisor Income Replacement 2042 Fund – Institutional Class

$32,474 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note. Bonds, on the other hand, were a bit of a mixed bag. U.S. high-income securities rallied strongly alongside equities for most of the period, buoyed by solid underlying fundamentals and strong technicals. Demand outpaced supply, as investors flocked to higher-risk, higher-yielding securities amid a persistently low interest rate environment. The tide turned, however, late in the period, as interest rates spiked on jitters about the Fed's stimulus-withdrawal strategy. High-yield bonds cooled off considerably in response, but still managed a 9.53% return for the year, according to The BofA Merrill LynchSM US High Yield Constrained Index. The more rate-sensitive U.S. investment-grade bond category faced particularly tough sledding and finished the period in the red, with the Barclays® U.S. Aggregate Bond Index returning -1.91%, its largest trailing one-year loss since January 1995.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the year, each of the Funds' Institutional Class shares posted a positive absolute result. The longest-dated Funds - which are designed for shareholders who have a longer investment time horizon - delivered the largest returns. Seven of the eight underlying equity funds outperformed the S&P 500®, which serves as the benchmark for the equity asset class. Here, the Funds' two largest positions - Fidelity® Series Broad Market Opportunities Fund and Fidelity® Equity-Income Fund - were among the strongest performers. The Funds also benefited from exposure to Fidelity Large Cap Stock Fund, which replaced Fidelity Disciplined Equity Fund during the second half of the period. Shifting to the Funds' sole non-U.S. equity holding, Fidelity Advisor® International Discovery Fund added to absolute performance. Conversely, Fidelity Series 100 Index Fund was the only underlying equity fund to lag the equity asset class benchmark. Turning to fixed income, bond investors faced a challenging investment environment. Investment-grade bonds lost some of their luster during the period, as investors sought higher yields and became increasingly concerned about downside risk in a rising interest rate environment. That said, the Funds' bond asset class - which includes a diversified mix of underlying bond funds - finished in negative territory, but outperformed the -1.91% return of its benchmark, the Barclays® U.S. Aggregate Bond Index. Here, the Funds' positions in Fidelity Capital & Income Fund, which gained as investors sought higher-yielding bonds, and Fidelity Strategic Income Fund were the most beneficial on an absolute basis. Fidelity Strategic Income Fund holds U.S. government securities, non-U.S. developed-markets debt, emerging-markets debt and high-yield bonds, the last of which performed especially well given investors' stronger desire for yield during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,011.50	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,014.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,022.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,021.10	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,018.60	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,023.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,033.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,031.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.40	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,034.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,042.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,041.20	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,047.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,050.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,053.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,052.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,049.60	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,054.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,054.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,057.10	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,055.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,053.20	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,058.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,058.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,059.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,058.40	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,055.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,060.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,060.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,061.90	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,060.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,063.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,063.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,063.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,062.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.80	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,065.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,065.60	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,064.30	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,061.60	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,066.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,067.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,067.70	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,066.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,063.80	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,070.30	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,068.90	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,066.10	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,071.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,071.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,073.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,071.80	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,069.00	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,074.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,074.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.7	2.0
Fidelity Blue Chip Growth Fund	1.6	1.9
Fidelity Disciplined Equity Fund	0.0	2.1
Fidelity Equity-Income Fund	2.4	2.9
Fidelity Large Cap Stock Fund	1.8	0.0
Fidelity Series 100 Index Fund	1.6	1.9
Fidelity Series Broad Market Opportunities Fund	2.7	3.3
Fidelity Series Small Cap Opportunities Fund	0.2	0.3
	12.0	14.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.6	5.8
Fidelity Strategic Real Return Fund	4.6	5.8
Fidelity Total Bond Fund	13.8	17.3
	23.0	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	40.4	34.0
Fidelity Short-Term Bond Fund	24.6	22.7
	65.0	56.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Six months ago
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Expected
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.0%
Short-Term Funds	73.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 12.0%
	Shares	Value
Domestic Equity Funds - 12.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,088	$ 106,757
Fidelity Blue Chip Growth Fund (a)	1,657	98,838
Fidelity Equity-Income Fund (a)	2,715	151,494
Fidelity Large Cap Stock Fund (a)	4,624	114,261
Fidelity Series 100 Index Fund (a)	8,853	98,617
Fidelity Series Broad Market Opportunities Fund (a)	13,093	174,262
Fidelity Series Small Cap Opportunities Fund (a)	1,125	15,242
TOTAL EQUITY FUNDS (Cost $477,311)		759,471
Fixed-Income Funds - 23.0%

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Government Income Fund (a)	28,431	291,416
Fidelity Strategic Real Return Fund (a)	31,063	291,366
Fidelity Total Bond Fund (a)	82,812	876,146
TOTAL FIXED-INCOME FUNDS (Cost $1,341,725)		1,458,928
Short-Term Funds - 65.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,558,368	$ 2,558,368
Fidelity Short-Term Bond Fund (a)	181,806	1,556,260
TOTAL SHORT-TERM FUNDS (Cost $4,071,757)		4,114,628
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,890,793)		6,333,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(676)
NET ASSETS - 100%		$ 6,332,351
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 196,300	$ 40,015	$ 157,713	$ 326	$ 106,757
Fidelity Blue Chip Growth Fund	182,013	34,068	150,312	709	98,838
Fidelity Disciplined Equity Fund	210,633	30,025	274,082	3,912	-
Fidelity Equity-Income Fund	280,622	48,342	225,494	5,551	151,494
Fidelity Government Income Fund	552,361	113,514	344,423	5,688	291,416
Fidelity Institutional Money Market Portfolio Institutional Class	2,284,027	1,418,725	1,144,384	4,032	2,558,368
Fidelity Large Cap Stock Fund	-	137,384	24,343	209	114,261
Fidelity Series 100 Index Fund	182,376	43,353	143,592	11,750	98,617
Fidelity Series Broad Market Opportunities Fund	321,455	53,152	261,072	1,685	174,262
Fidelity Series Small Cap Opportunities Fund	28,030	6,238	23,630	96	15,242
Fidelity Short-Term Bond Fund	1,688,175	635,451	764,983	14,222	1,556,260
Fidelity Strategic Real Return Fund	555,593	100,173	356,069	9,012	291,366
Fidelity Total Bond Fund	1,662,789	350,745	1,053,045	34,949	876,146
Total	$ 8,144,374	$ 3,011,185	$ 4,923,142	$ 92,141	$ 6,333,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $5,890,793) - See accompanying schedule	$ 6,333,027

Liabilities
Distribution and service plan fees payable	676

Net Assets	$ 6,332,351
Net Assets consist of:
Paid in capital	$ 6,056,155
Undistributed net investment income	853
Accumulated undistributed net realized gain (loss) on investments	(166,891)
Net unrealized appreciation (depreciation) on investments	442,234
Net Assets	$ 6,332,351

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($330,738 ÷ 6,423.08 shares)	$ 51.49

Maximum offering price per share (100/94.25 of $51.49)	$ 54.63
Class T: Net Asset Value and redemption price per share ($134,978 ÷ 2,620.93 shares)	$ 51.50

Maximum offering price per share (100/96.50 of $51.50)	$ 53.37
Class C: Net Asset Value and offering price per share ($574,747 ÷ 11,179.25 shares)A	$ 51.41

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,262,051 ÷ 102,201.42 shares)	$ 51.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,837 ÷ 579.49 shares)	$ 51.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 92,141

Expenses
Distribution and service plan fees	$ 10,568
Independent trustees' compensation	29
Total expenses before reductions	10,597
Expense reductions	(29)	10,568
Net investment income (loss)		81,573
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	268,915
Capital gain distributions from underlying funds	80,156
Total net realized gain (loss)		349,071
Change in net unrealized appreciation (depreciation) on underlying funds		(168,305)
Net gain (loss)		180,766
Net increase (decrease) in net assets resulting from operations		$ 262,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,573	$ 145,008
Net realized gain (loss)	349,071	161,103
Change in net unrealized appreciation (depreciation)	(168,305)	(34,457)
Net increase (decrease) in net assets resulting from operations	262,339	271,654
Distributions to shareholders from net investment income	(82,163)	(145,571)
Distributions to shareholders from net realized gain	(30,226)	(38,550)
Total distributions	(112,389)	(184,121)
Share transactions - net increase (decrease)	(1,960,985)	(1,946,210)
Total increase (decrease) in net assets	(1,811,035)	(1,858,677)

Net Assets
Beginning of period	8,143,386	10,002,063
End of period (including undistributed net investment income of $853 and undistributed net investment income of $1,442, respectively)	$ 6,332,351	$ 8,143,386

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Income from Investment Operations
Net investment income (loss) C	.500	.736	.821	.831	1.118
Net realized and unrealized gain (loss)	1.219	.842	3.054	3.539	(3.686)
Total from investment operations	1.719	1.578	3.875	4.370	(2.568)
Distributions from net investment income	(.487)	(.733)	(.834)	(.830)	(1.132)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.689)	(.938)	(1.095)	(.950)	(1.572)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Total Return A, B	3.43%	3.23%	8.30%	10.08%	(5.07)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.98%	1.49%	1.68%	1.80%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331	$ 886	$ 1,798	$ 2,308	$ 2,599
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Income from Investment Operations
Net investment income (loss) C	.372	.612	.698	.716	1.025
Net realized and unrealized gain (loss)	1.225	.847	3.043	3.540	(3.690)
Total from investment operations	1.597	1.459	3.741	4.256	(2.665)
Distributions from net investment income	(.365)	(.594)	(.710)	(.716)	(1.025)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.567)	(.799)	(.971)	(.836)	(1.465)
Net asset value, end of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Total Return A, B	3.18%	2.98%	8.00%	9.81%	(5.30)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.73%	1.24%	1.42%	1.55%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 194	$ 529	$ 638	$ 499
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Income from Investment Operations
Net investment income (loss) C	.116	.364	.453	.485	.822
Net realized and unrealized gain (loss)	1.225	.837	3.055	3.531	(3.689)
Total from investment operations	1.341	1.201	3.508	4.016	(2.867)
Distributions from net investment income	(.179)	(.376)	(.447)	(.476)	(.813)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.381)	(.581)	(.708)	(.596)	(1.253)
Net asset value, end of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Total Return A, B	2.67%	2.45%	7.49%	9.24%	(5.76)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.23%	.74%	.92%	1.05%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 575	$ 891	$ 759	$ 1,075	$ 1,171
Portfolio turnover rate D	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Income from Investment Operations
Net investment income (loss) B	.627	.859	.944	.948	1.231
Net realized and unrealized gain (loss)	1.229	.838	3.055	3.539	(3.692)
Total from investment operations	1.856	1.697	3.999	4.487	(2.461)
Distributions from net investment income	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Total Return A	3.71%	3.48%	8.57%	10.36%	(4.82)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.23%	1.74%	1.93%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,262	$ 6,124	$ 6,873	$ 6,946	$ 4,733
Portfolio turnover rate C	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Income from Investment Operations
Net investment income (loss) B	.628	.861	.945	.947	1.235
Net realized and unrealized gain (loss)	1.228	.836	3.054	3.530	(3.686)
Total from investment operations	1.856	1.697	3.999	4.477	(2.451)
Distributions from net investment income	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Total Return A	3.71%	3.48%	8.57%	10.33%	(4.80)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.23%	1.74%	1.92%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 49	$ 44	$ 108	$ 109
Portfolio turnover rate C	40%	44%	31%	40%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.0	3.2
Fidelity Blue Chip Growth Fund	2.8	2.9
Fidelity Disciplined Equity Fund	0.0	3.4
Fidelity Equity-Income Fund	4.2	4.5
Fidelity Large Cap Stock Fund	3.2	0.0
Fidelity Series 100 Index Fund	2.7	2.9
Fidelity Series Broad Market Opportunities Fund	4.9	5.2
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	21.2	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.5
Fidelity Strategic Real Return Fund	8.2	8.5
Fidelity Total Bond Fund	24.7	25.3
	41.1	42.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.4	16.7
Fidelity Short-Term Bond Fund	18.5	16.7
	36.9	33.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.3%
Short-Term Funds	33.4%

Expected
Domestic Equity Funds	19.6%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 22.0%
	Shares	Value
Domestic Equity Funds - 21.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,121	$ 170,368
Fidelity Blue Chip Growth Fund (a)	2,646	157,814
Fidelity Equity-Income Fund (a)	4,352	242,856
Fidelity Large Cap Stock Fund (a)	7,376	182,263
Fidelity Series 100 Index Fund (a)	14,135	157,461
Fidelity Series Broad Market Opportunities Fund (a)	20,958	278,946
Fidelity Series Small Cap Opportunities Fund (a)	1,783	24,159
TOTAL DOMESTIC EQUITY FUNDS		1,213,867
International Equity Funds - 0.8%
Fidelity Advisor International Discovery Fund Institutional Class (a)	1,289	47,187
TOTAL EQUITY FUNDS (Cost $1,006,129)		1,261,054
Fixed-Income Funds - 41.1%

Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund (a)	46,066	472,175
Fidelity Strategic Real Return Fund (a)	50,337	472,164
Fidelity Total Bond Fund (a)	134,003	1,417,756
TOTAL FIXED-INCOME FUNDS (Cost $2,387,103)		2,362,095
Short-Term Funds - 36.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,057,338	$ 1,057,338
Fidelity Short-Term Bond Fund (a)	123,601	1,058,027
TOTAL SHORT-TERM FUNDS (Cost $2,108,627)		2,115,365
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,501,859)		5,738,514
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574)
NET ASSETS - 100%		$ 5,737,940
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 132,206	$ 24,586	$ 133,397	$ 2,126	$ 47,187
Fidelity Advisor Mid Cap II Fund Institutional Class	201,003	55,315	119,506	377	170,368
Fidelity Blue Chip Growth Fund	186,939	43,633	112,267	794	157,814
Fidelity Disciplined Equity Fund	221,152	34,677	293,619	4,520	-
Fidelity Equity-Income Fund	294,015	68,749	175,768	6,582	242,856
Fidelity Government Income Fund	467,173	177,805	141,238	6,037	472,175
Fidelity Institutional Money Market Portfolio Institutional Class	871,771	452,940	267,373	1,520	1,057,338
Fidelity Large Cap Stock Fund	-	186,109	7,295	345	182,263
Fidelity Series 100 Index Fund	190,595	53,729	106,743	13,281	157,461
Fidelity Series Broad Market Opportunities Fund	332,577	73,700	198,600	1,921	278,946
Fidelity Series Small Cap Opportunities Fund	28,651	7,963	18,047	108	24,159
Fidelity Short-Term Bond Fund	876,559	453,818	270,918	7,918	1,058,027
Fidelity Strategic Real Return Fund	484,118	145,804	143,843	10,039	472,164
Fidelity Total Bond Fund	1,416,776	518,080	426,017	37,240	1,417,756
Total	$ 5,703,535	$ 2,296,908	$ 2,414,631	$ 92,808	$ 5,738,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $5,501,859) - See accompanying schedule		$ 5,738,514
Receivable for investments sold		708
Total assets		5,739,222

Liabilities
Payable for fund shares redeemed	$ 697
Distribution and service plan fees payable	585
Total liabilities		1,282

Net Assets		$ 5,737,940
Net Assets consist of:
Paid in capital		$ 5,984,764
Undistributed net investment income		1,066
Accumulated undistributed net realized gain (loss) on investments		(484,545)
Net unrealized appreciation (depreciation) on investments		236,655
Net Assets		$ 5,737,940

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($774,185 ÷ 14,760.72 shares)		$ 52.45

Maximum offering price per share (100/94.25 of $52.45)		$ 55.65
Class T: Net Asset Value and redemption price per share ($100,666 ÷ 1,918.31 shares)		$ 52.48

Maximum offering price per share (100/96.50 of $52.48)		$ 54.38
Class C: Net Asset Value and offering price per share ($497,709 ÷ 9,502.79 shares)A		$ 52.38

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,874,798 ÷ 73,863.24 shares)		$ 52.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($490,582 ÷ 9,350.76 shares)		$ 52.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 92,808

Expenses
Distribution and service plan fees	$ 6,645
Independent trustees' compensation	21
Total expenses before reductions	6,666
Expense reductions	(21)	6,645
Net investment income (loss)		86,163
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	60,029
Capital gain distributions from underlying funds	80,539
Total net realized gain (loss)		140,568
Change in net unrealized appreciation (depreciation) on underlying funds		92,673
Net gain (loss)		233,241
Net increase (decrease) in net assets resulting from operations		$ 319,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,163	$ 87,998
Net realized gain (loss)	140,568	133,708
Change in net unrealized appreciation (depreciation)	92,673	(43,406)
Net increase (decrease) in net assets resulting from operations	319,404	178,300
Distributions to shareholders from net investment income	(86,074)	(87,972)
Distributions to shareholders from net realized gain	(32,209)	(20,328)
Total distributions	(118,283)	(108,300)
Share transactions - net increase (decrease)	(166,169)	348,272
Total increase (decrease) in net assets	34,952	418,272

Net Assets
Beginning of period	5,702,988	5,284,716
End of period (including undistributed net investment income of $1,066 and undistributed net investment income of $1,086, respectively)	$ 5,737,940	$ 5,702,988

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Income from Investment Operations
Net investment income (loss) C	.719	.774	.836	.836	1.092
Net realized and unrealized gain (loss)	2.135	.909	3.655	3.763	(4.138)
Total from investment operations	2.854	1.683	4.491	4.599	(3.046)
Distributions from net investment income	(.705)	(.765)	(.834)	(.839)	(1.124)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.994)	(.963)	(1.071)	(.959)	(1.604)
Net asset value, end of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Total Return A, B	5.70%	3.45%	9.73%	10.80%	(6.06)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.57%	1.71%	1.83%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 774	$ 762	$ 784	$ 1,147	$ 833
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Income from Investment Operations
Net investment income (loss) C	.589	.651	.716	.722	.989
Net realized and unrealized gain (loss)	2.133	.909	3.664	3.759	(4.128)
Total from investment operations	2.722	1.560	4.380	4.481	(3.139)
Distributions from net investment income	(.573)	(.642)	(.723)	(.711)	(1.011)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.862)	(.840)	(.960)	(.831)	(1.491)
Net asset value, end of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Total Return A, B	5.43%	3.19%	9.48%	10.51%	(6.28)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.32%	1.46%	1.58%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 128	$ 148	$ 52	$ 91
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Income from Investment Operations
Net investment income (loss) C	.330	.403	.469	.495	.786
Net realized and unrealized gain (loss)	2.129	.912	3.659	3.760	(4.122)
Total from investment operations	2.459	1.315	4.128	4.255	(3.336)
Distributions from net investment income	(.350)	(.407)	(.471)	(.505)	(.794)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.639)	(.605)	(.708)	(.625)	(1.274)
Net asset value, end of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Total Return A, B	4.90%	2.68%	8.93%	9.98%	(6.75)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.82%	.96%	1.08%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 498	$ 439	$ 226	$ 201	$ 131
Portfolio turnover rate D	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Income from Investment Operations
Net investment income (loss) B	.848	.898	.960	.950	1.202
Net realized and unrealized gain (loss)	2.135	.908	3.657	3.761	(4.138)
Total from investment operations	2.983	1.806	4.617	4.711	(2.936)
Distributions from net investment income	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Total Return A	5.96%	3.71%	10.01%	11.07%	(5.81)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,875	$ 3,904	$ 3,806	$ 3,681	$ 3,435
Portfolio turnover rate C	41%	44%	39%	24%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Income from Investment Operations
Net investment income (loss) B	.849	.891	.959	.950	1.175
Net realized and unrealized gain (loss)	2.124	.915	3.668	3.761	(4.121)
Total from investment operations	2.973	1.806	4.627	4.711	(2.946)
Distributions from net investment income	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Total Return A	5.94%	3.71%	10.03%	11.07%	(5.83)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 491	$ 470	$ 320	$ 350	$ 326
Portfolio turnover rate C	41%	44%	39%	24%	51%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.9	4.1
Fidelity Blue Chip Growth Fund	3.6	3.8
Fidelity Disciplined Equity Fund	0.0	4.4
Fidelity Equity-Income Fund	5.6	5.9
Fidelity Large Cap Stock Fund	4.2	0.0
Fidelity Series 100 Index Fund	3.6	3.9
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
	27.8	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.9
Fidelity Strategic Income Fund	0.4	0.9
	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	7.8
Fidelity Strategic Real Return Fund	8.0	7.8
Fidelity Total Bond Fund	24.0	23.2
	40.0	38.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.3	13.5
Fidelity Short-Term Bond Fund	14.4	13.5
	28.7	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	40.0%
Short-Term Funds	28.7%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.8%
Short-Term Funds	27.0%

Expected
Domestic Equity Funds	26.2%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 30.5%
	Shares	Value
Domestic Equity Funds - 27.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,239	$ 235,797
Fidelity Blue Chip Growth Fund (a)	3,668	218,782
Fidelity Equity-Income Fund (a)	6,025	336,182
Fidelity Large Cap Stock Fund (a)	10,219	252,502
Fidelity Series 100 Index Fund (a)	19,595	218,293
Fidelity Series Broad Market Opportunities Fund (a)	29,065	386,860
Fidelity Series Small Cap Opportunities Fund (a)	2,504	33,925
TOTAL DOMESTIC EQUITY FUNDS		1,682,341
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Institutional Class (a)	4,403	161,208
TOTAL EQUITY FUNDS (Cost $1,345,261)		1,843,549
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (a)	2,525	24,270
Fidelity Strategic Income Fund (a)	2,203	24,236
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,506

	Shares	Value
Investment Grade Fixed-Income Funds - 40.0%
Fidelity Government Income Fund (a)	47,099	$ 482,766
Fidelity Strategic Real Return Fund (a)	51,467	482,760
Fidelity Total Bond Fund (a)	137,006	1,449,522
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,415,048
TOTAL FIXED-INCOME FUNDS (Cost $2,444,994)		2,463,554
Short-Term Funds - 28.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	868,607	868,607
Fidelity Short-Term Bond Fund (a)	101,528	869,077
TOTAL SHORT-TERM FUNDS (Cost $1,725,827)		1,737,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,516,082)		6,044,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(393)
NET ASSETS - 100%		$ 6,044,394
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 160,549	$ 70,555	$ 105,044	$ 2,718	$ 161,208
Fidelity Advisor Mid Cap II Fund Institutional Class	215,224	110,384	134,485	436	235,797
Fidelity Blue Chip Growth Fund	200,292	92,840	126,277	899	218,782
Fidelity Capital & Income Fund	53,488	22,054	54,032	2,447	24,270
Fidelity Disciplined Equity Fund	237,576	88,853	375,529	5,151	-
Fidelity Equity-Income Fund	316,259	145,426	197,913	8,079	336,182
Fidelity Government Income Fund	360,633	267,383	117,415	5,406	482,766
Fidelity Institutional Money Market Portfolio Institutional Class	599,601	472,350	203,344	1,180	868,607
Fidelity Large Cap Stock Fund	-	251,859	4,371	498	252,502
Fidelity Series 100 Index Fund	204,612	104,650	118,954	15,376	218,293
Fidelity Series Broad Market Opportunities Fund	356,867	160,486	222,882	2,191	386,860
Fidelity Series Small Cap Opportunities Fund	30,733	15,372	19,724	122	33,925
Fidelity Short-Term Bond Fund	603,322	472,143	204,762	6,179	869,077
Fidelity Strategic Income Fund	53,081	21,814	50,080	1,716	24,236
Fidelity Strategic Real Return Fund	374,852	239,838	117,776	8,977	482,760
Fidelity Total Bond Fund	1,095,605	788,335	352,316	33,505	1,449,522
Total	$ 4,862,694	$ 3,324,342	$ 2,404,904	$ 94,880	$ 6,044,787
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $5,516,082) - See accompanying schedule	$ 6,044,787

Liabilities
Distribution and service plan fees payable	393

Net Assets	$ 6,044,394
Net Assets consist of:
Paid in capital	$ 5,549,902
Undistributed net investment income	1,135
Accumulated undistributed net realized gain (loss) on investments	(35,348)
Net unrealized appreciation (depreciation) on investments	528,705
Net Assets	$ 6,044,394

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($410,818 ÷ 7,666.08 shares)	$ 53.59

Maximum offering price per share (100/94.25 of $53.59)	$ 56.86
Class T: Net Asset Value and redemption price per share ($101,276 ÷ 1,889.74 shares)	$ 53.59

Maximum offering price per share (100/96.50 of $53.59)	$ 55.53
Class C: Net Asset Value and offering price per share ($322,230 ÷ 6,022.28 shares)A	$ 53.51

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($5,195,597 ÷ 96,957.33 shares)	$ 53.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,473 ÷ 270.08 shares)	$ 53.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 94,880

Expenses
Distribution and service plan fees	$ 5,048
Independent trustees' compensation	20
Total expenses before reductions	5,068
Expense reductions	(20)	5,048
Net investment income (loss)		89,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	137,025
Capital gain distributions from underlying funds	72,335
Total net realized gain (loss)		209,360
Change in net unrealized appreciation (depreciation) on underlying funds		125,629
Net gain (loss)		334,989
Net increase (decrease) in net assets resulting from operations		$ 424,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,832	$ 73,877
Net realized gain (loss)	209,360	43,077
Change in net unrealized appreciation (depreciation)	125,629	31,118
Net increase (decrease) in net assets resulting from operations	424,821	148,072
Distributions to shareholders from net investment income	(89,581)	(73,850)
Distributions to shareholders from net realized gain	(25,206)	(14,681)
Total distributions	(114,787)	(88,531)
Share transactions - net increase (decrease)	872,079	831,367
Total increase (decrease) in net assets	1,182,113	890,908

Net Assets
Beginning of period	4,862,281	3,971,373
End of period (including undistributed net investment income of $1,135 and undistributed net investment income of $884, respectively)	$ 6,044,394	$ 4,862,281

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Income from Investment Operations
Net investment income (loss) C	.770	.793	.817	.812	1.027
Net realized and unrealized gain (loss)	3.157	.884	4.128	3.930	(4.465)
Total from investment operations	3.927	1.677	4.945	4.742	(3.438)
Distributions from net investment income	(.774)	(.794)	(.826)	(.817)	(1.032)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.027)	(.977)	(1.045)	(.932)	(1.392)
Net asset value, end of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return A, B	7.84%	3.44%	10.79%	11.27%	(7.00)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.47%	1.61%	1.67%	1.79%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 408	$ 436	$ 607	$ 502
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Income from Investment Operations
Net investment income (loss) C	.639	.670	.696	.696	.926
Net realized and unrealized gain (loss)	3.145	.885	4.135	3.928	(4.460)
Total from investment operations	3.784	1.555	4.831	4.624	(3.534)
Distributions from net investment income	(.631)	(.672)	(.712)	(.699)	(.926)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.884)	(.855)	(.931)	(.814)	(1.286)
Net asset value, end of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return A, B	7.54%	3.18%	10.54%	10.98%	(7.23)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.22%	1.36%	1.42%	1.54%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 189	$ 196	$ 134	$ 171
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Income from Investment Operations
Net investment income (loss) C	.377	.422	.449	.473	.736
Net realized and unrealized gain (loss)	3.151	.876	4.132	3.923	(4.471)
Total from investment operations	3.528	1.298	4.581	4.396	(3.735)
Distributions from net investment income	(.415)	(.435)	(.452)	(.481)	(.725)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.668)	(.618)	(.671)	(.596)	(1.085)
Net asset value, end of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Total Return A, B	7.02%	2.65%	9.98%	10.43%	(7.70)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.72%	.86%	.92%	1.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322	$ 306	$ 228	$ 295	$ 221
Portfolio turnover rate D	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) B	.901	.917	.942	.925	1.125
Net realized and unrealized gain (loss)	3.160	.874	4.138	3.919	(4.464)
Total from investment operations	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return A	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.72%	1.86%	1.92%	2.04%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,196	$ 3,945	$ 3,079	$ 2,225	$ 1,624
Portfolio turnover rate C	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) B	.901	.917	.939	.928	1.138
Net realized and unrealized gain (loss)	3.160	.874	4.141	3.916	(4.477)
Total from investment operations	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return A	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.72%	1.86%	1.92%	2.04%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 32	$ 49	$ 95
Portfolio turnover rate C	44%	35%	48%	38%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.9
Fidelity Blue Chip Growth Fund	4.4	4.5
Fidelity Disciplined Equity Fund	0.0	5.2
Fidelity Equity-Income Fund	6.7	7.0
Fidelity Large Cap Stock Fund	5.0	0.0
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series Broad Market Opportunities Fund	7.7	8.0
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	33.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.6	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.3	1.4
	2.6	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.4	7.2
Fidelity Total Bond Fund	22.0	21.5
	36.7	35.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.7	11.3
Fidelity Short-Term Bond Fund	11.8	11.3
	23.5	22.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.6%

Expected
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,058	$ 232,000
Fidelity Blue Chip Growth Fund (a)	3,606	215,074
Fidelity Equity-Income Fund (a)	5,930	330,881
Fidelity Large Cap Stock Fund (a)	10,057	248,520
Fidelity Series 100 Index Fund (a)	19,263	214,593
Fidelity Series Broad Market Opportunities Fund (a)	28,551	380,009
Fidelity Series Small Cap Opportunities Fund (a)	2,439	33,052
TOTAL DOMESTIC EQUITY FUNDS		1,654,129
International Equity Funds - 3.6%
Fidelity Advisor International Discovery Fund Institutional Class (a)	4,866	178,161
TOTAL EQUITY FUNDS (Cost $1,535,303)		1,832,290
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (a)	6,618	63,597
Fidelity Strategic Income Fund (a)	5,777	63,542
TOTAL HIGH YIELD FIXED-INCOME FUNDS		127,139

	Shares	Value
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund (a)	35,185	$ 360,647
Fidelity Strategic Real Return Fund (a)	38,449	360,654
Fidelity Total Bond Fund (a)	102,435	1,083,758
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,805,059
TOTAL FIXED-INCOME FUNDS (Cost $1,980,426)		1,932,198
Short-Term Funds - 23.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	579,040	579,040
Fidelity Short-Term Bond Fund (a)	67,680	579,345
TOTAL SHORT-TERM FUNDS (Cost $1,157,345)		1,158,385
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,673,074)		4,922,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117)
NET ASSETS - 100%		$ 4,922,756
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 183,474	$ 51,712	$ 95,878	$ 3,106	$ 178,161
Fidelity Advisor Mid Cap II Fund Institutional Class	219,937	76,642	107,505	465	232,000
Fidelity Blue Chip Growth Fund	204,630	60,542	100,262	920	215,074
Fidelity Capital & Income Fund	66,376	21,008	26,918	3,381	63,597
Fidelity Disciplined Equity Fund	242,600	42,423	332,865	5,224	-
Fidelity Equity-Income Fund	322,803	95,132	157,373	8,044	330,881
Fidelity Government Income Fund	297,834	160,431	75,874	4,214	360,647
Fidelity Institutional Money Market Portfolio Institutional Class	445,475	253,107	119,542	831	579,040
Fidelity Large Cap Stock Fund	-	265,493	21,450	514	248,520
Fidelity Series 100 Index Fund	208,907	72,419	93,189	15,600	214,593
Fidelity Series Broad Market Opportunities Fund	364,676	102,701	177,031	2,239	380,009
Fidelity Series Small Cap Opportunities Fund	31,064	10,434	15,607	125	33,052
Fidelity Short-Term Bond Fund	448,152	251,630	119,544	4,333	579,345
Fidelity Strategic Income Fund	65,896	20,636	21,708	2,379	63,542
Fidelity Strategic Real Return Fund	309,206	138,002	75,872	6,951	360,654
Fidelity Total Bond Fund	903,801	471,524	227,648	26,055	1,083,758
Total	$ 4,314,831	$ 2,093,836	$ 1,768,266	$ 84,381	$ 4,922,873
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,673,074) - See accompanying schedule	$ 4,922,873

Liabilities
Distribution and service plan fees payable	117

Net Assets	$ 4,922,756
Net Assets consist of:
Paid in capital	$ 5,198,377
Undistributed net investment income	964
Accumulated undistributed net realized gain (loss) on investments	(526,384)
Net unrealized appreciation (depreciation) on investments	249,799
Net Assets	$ 4,922,756

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($390,716.26 ÷ 7,214.609 shares)	$ 54.16

Maximum offering price per share (100/94.25 of $54.16)	$ 57.46
Class T: Net Asset Value and redemption price per share ($738.60 ÷ 13.617 shares)	$ 54.24

Maximum offering price per share (100/96.50 of $54.24)	$ 56.21
Class C: Net Asset Value and offering price per share ($53,555.35 ÷ 989.304 shares)A	$ 54.13

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,474,018.29 ÷ 82,617.815 shares)	$ 54.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,727.65 ÷ 68.856 shares)	$ 54.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 84,381

Expenses
Distribution and service plan fees	$ 1,287
Independent trustees' compensation	17
Total expenses before reductions	1,304
Expense reductions	(17)	1,287
Net investment income (loss)		83,094
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	42,053
Capital gain distributions from underlying funds	64,475
Total net realized gain (loss)		106,528
Change in net unrealized appreciation (depreciation) on underlying funds		240,421
Net gain (loss)		346,949
Net increase (decrease) in net assets resulting from operations		$ 430,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,094	$ 64,238
Net realized gain (loss)	106,528	53,984
Change in net unrealized appreciation (depreciation)	240,421	17,516
Net increase (decrease) in net assets resulting from operations	430,043	135,738
Distributions to shareholders from net investment income	(82,827)	(64,181)
Distributions to shareholders from net realized gain	(22,022)	(10,962)
Total distributions	(104,849)	(75,143)
Share transactions - net increase (decrease)	282,835	858,131
Total increase (decrease) in net assets	608,029	918,726

Net Assets
Beginning of period	4,314,727	3,396,001
End of period (including undistributed net investment income of $964 and undistributed net investment income of $814, respectively)	$ 4,922,756	$ 4,314,727

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Income from Investment Operations
Net investment income (loss) C	.825	.783	.817	.815	1.035
Net realized and unrealized gain (loss)	3.933	.842	4.431	3.980	(4.739)
Total from investment operations	4.758	1.625	5.248	4.795	(3.704)
Distributions from net investment income	(.804)	(.784)	(.824)	(.793)	(1.056)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.058)	(.955)	(1.038)	(1.085)	(1.476)
Net asset value, end of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Total Return A,B	9.54%	3.35%	11.58%	11.53%	(7.53)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.57%	1.59%	1.67%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391	$ 386	$ 72	$ 42	$ 122
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.686	.653	.691	.702	.933
Net realized and unrealized gain (loss)	3.958	.871	4.434	3.985	(4.736)
Total from investment operations	4.644	1.524	5.125	4.687	(3.803)
Distributions from net investment income	(.680)	(.643)	(.661)	(.685)	(.957)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.934)	(.814)	(.875)	(.977)	(1.377)
Net asset value, end of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Total Return A,B	9.29%	3.13%	11.30%	11.27%	(7.77)%
Ratios to Average Net Assets D,E
Expenses before reductions	.49% F	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49% F	.50%	.50%	.50%	.51%
Expenses net of all reductions	.49% F	.50%	.50%	.50%	.51%
Net investment income (loss)	1.30%	1.34%	1.43%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 5	$ 23	$ 77	$ 112
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.434	.411	.447	.477	.737
Net realized and unrealized gain (loss)	3.919	.845	4.434	3.989	(4.745)
Total from investment operations	4.353	1.256	4.881	4.466	(4.008)
Distributions from net investment income	(.459)	(.405)	(.437)	(.454)	(.752)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.713)	(.576)	(.651)	(.746)	(1.172)
Net asset value, end of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Total Return A,B	8.70%	2.58%	10.74%	10.72%	(8.25)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.83%	.84%	.92%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 28	$ 32	$ 44	$ 69
Portfolio turnover rate D	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Income from Investment Operations
Net investment income (loss) B	.956	.901	.937	.925	1.144
Net realized and unrealized gain (loss)	3.922	.849	4.438	3.978	(4.752)
Total from investment operations	4.878	1.750	5.375	4.903	(3.608)
Distributions from net investment income	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Total Return A	9.80%	3.62%	11.87%	11.80%	(7.30)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,474	$ 3,892	$ 3,266	$ 2,395	$ 2,353
Portfolio turnover rate C	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Income from Investment Operations
Net investment income (loss) B	.957	.900	.937	.918	1.131
Net realized and unrealized gain (loss)	3.921	.850	4.428	3.995	(4.749)
Total from investment operations	4.878	1.750	5.365	4.913	(3.618)
Distributions from net investment income	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Total Return A	9.80%	3.62%	11.85%	11.83%	(7.33)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 3	$ 4	$ 5	$ 166
Portfolio turnover rate C	38%	43%	29%	24%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Blue Chip Growth Fund	4.9	5.0
Fidelity Disciplined Equity Fund	0.0	5.8
Fidelity Equity-Income Fund	7.6	7.8
Fidelity Large Cap Stock Fund	5.7	0.0
Fidelity Series 100 Index Fund	4.9	5.0
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.5	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.8
Fidelity Strategic Income Fund	1.7	1.8
	3.4	3.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.8
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.6	20.1
	34.3	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	10.0	9.6
	19.9	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.2%

Expected
Domestic Equity Funds	36.9%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,249	$ 152,094
Fidelity Blue Chip Growth Fund (a)	2,360	140,772
Fidelity Equity-Income Fund (a)	3,883	216,692
Fidelity Large Cap Stock Fund (a)	6,589	162,826
Fidelity Series 100 Index Fund (a)	12,608	140,457
Fidelity Series Broad Market Opportunities Fund (a)	18,727	249,252
Fidelity Series Small Cap Opportunities Fund (a)	1,609	21,797
TOTAL DOMESTIC EQUITY FUNDS		1,083,890
International Equity Funds - 4.5%
Fidelity Advisor International Discovery Fund Institutional Class (a)	3,558	130,259
TOTAL EQUITY FUNDS (Cost $997,022)		1,214,149
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund (a)	5,011	48,152
Fidelity Strategic Income Fund (a)	4,374	48,111
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,263

	Shares	Value
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Government Income Fund (a)	19,172	$ 196,513
Fidelity Strategic Real Return Fund (a)	20,950	196,512
Fidelity Total Bond Fund (a)	55,765	589,994
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		983,019
TOTAL FIXED-INCOME FUNDS (Cost $1,101,661)		1,079,282
Short-Term Funds - 19.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	284,337	284,337
Fidelity Short-Term Bond Fund (a)	33,235	284,490
TOTAL SHORT-TERM FUNDS (Cost $567,942)		568,827
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,666,625)		2,862,258
NET OTHER ASSETS (LIABILITIES) - 0.0%		(259)
NET ASSETS - 100%		$ 2,861,999
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 108,353	$ 66,463	$ 68,798	$ 1,904	$ 130,259
Fidelity Advisor Mid Cap II Fund Institutional Class	117,214	81,519	72,009	220	152,094
Fidelity Blue Chip Growth Fund	108,949	70,886	68,506	504	140,772
Fidelity Capital & Income Fund	39,313	26,053	18,985	2,229	48,152
Fidelity Disciplined Equity Fund	128,828	70,021	225,992	2,865	-
Fidelity Equity-Income Fund	171,688	108,153	103,978	4,779	216,692
Fidelity Government Income Fund	136,507	126,288	55,159	2,094	196,513
Fidelity Institutional Money Market Portfolio Institutional Class	187,573	174,707	77,944	372	284,337
Fidelity Large Cap Stock Fund	-	160,434	900	345	162,826
Fidelity Series 100 Index Fund	111,144	77,118	63,720	8,466	140,457
Fidelity Series Broad Market Opportunities Fund	194,050	120,327	117,422	1,238	249,252
Fidelity Series Small Cap Opportunities Fund	16,591	11,494	10,602	69	21,797
Fidelity Short-Term Bond Fund	188,694	174,351	77,952	1,952	284,490
Fidelity Strategic Income Fund	39,035	27,049	16,872	1,575	48,111
Fidelity Strategic Real Return Fund	141,621	116,270	55,158	3,550	196,512
Fidelity Total Bond Fund	414,206	374,261	165,329	12,954	589,994
Total	$ 2,103,766	$ 1,785,394	$ 1,199,326	$ 45,116	$ 2,862,258
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $2,666,625) - See accompanying schedule	$ 2,862,258

Liabilities
Distribution and service plan fees payable	259

Net Assets	$ 2,861,999
Net Assets consist of:
Paid in capital	$ 2,682,180
Undistributed net investment income	505
Accumulated undistributed net realized gain (loss) on investments	(16,319)
Net unrealized appreciation (depreciation) on investments	195,633
Net Assets	$ 2,861,999

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($424,366 ÷ 7,748.1 shares)	$ 54.77

Maximum offering price per share (100/94.25 of $54.77)	$ 58.11
Class T: Net Asset Value and redemption price per share ($189,657 ÷ 3,462.3 shares)	$ 54.78

Maximum offering price per share (100/96.50 of $54.78)	$ 56.77
Class C: Net Asset Value and offering price per share ($112,822 ÷ 2,063.9 shares)A	$ 54.66

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($2,107,899 ÷ 38,483.8 shares)	$ 54.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,255 ÷ 497.6 shares)	$ 54.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 45,116

Expenses
Distribution and service plan fees	$ 2,859
Independent trustees' compensation	9
Total expenses before reductions	2,868
Expense reductions	(9)	2,859
Net investment income (loss)		42,257
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,524
Capital gain distributions from underlying funds	33,816
Total net realized gain (loss)		74,340
Change in net unrealized appreciation (depreciation) on underlying funds		131,901
Net gain (loss)		206,241
Net increase (decrease) in net assets resulting from operations		$ 248,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,257	$ 32,792
Net realized gain (loss)	74,340	92,176
Change in net unrealized appreciation (depreciation)	131,901	(53,738)
Net increase (decrease) in net assets resulting from operations	248,498	71,230
Distributions to shareholders from net investment income	(42,100)	(32,783)
Distributions to shareholders from net realized gain	(9,399)	(6,730)
Total distributions	(51,499)	(39,513)
Share transactions - net increase (decrease)	561,492	181,392
Total increase (decrease) in net assets	758,491	213,109

Net Assets
Beginning of period	2,103,508	1,890,399
End of period (including undistributed net investment income of $505 and undistributed net investment income of $348, respectively)	$ 2,861,999	$ 2,103,508

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) C	.840	.821	.809	.811	1.014
Net realized and unrealized gain (loss)	4.571	.771	4.667	4.020	(5.004)
Total from investment operations	5.411	1.592	5.476	4.831	(3.990)
Distributions from net investment income	(.900)	(.794)	(.819)	(.791)	(1.020)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.121)	(.962)	(1.036)	(.901)	(1.500)
Net asset value, end of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Total Return A,B	10.86%	3.29%	12.13%	11.70%	(8.10)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%	1.68%	1.66%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424	$ 213	$ 187	$ 260	$ 287
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) C	.706	.699	.685	.701	.919
Net realized and unrealized gain (loss)	4.576	.769	4.672	4.025	(5.010)
Total from investment operations	5.282	1.468	5.357	4.726	(4.091)
Distributions from net investment income	(.771)	(.680)	(.690)	(.676)	(.919)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.992)	(.848)	(.907)	(.786)	(1.399)
Net asset value, end of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Total Return A,B	10.59%	3.03%	11.85%	11.43%	(8.34)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%	1.43%	1.41%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 175	$ 40	$ 54	$ 69
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Income from Investment Operations
Net investment income (loss) C	.444	.454	.443	.476	.726
Net realized and unrealized gain (loss)	4.564	.761	4.668	4.020	(5.005)
Total from investment operations	5.008	1.215	5.111	4.496	(4.279)
Distributions from net investment income	(.557)	(.437)	(.454)	(.456)	(.721)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.778)	(.605)	(.671)	(.566)	(1.201)
Net asset value, end of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Total Return A,B	10.03%	2.50%	11.30%	10.87%	(8.80)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.93%	.91%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 170	$ 172	$ 159	$ 147
Portfolio turnover rate D	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Income from Investment Operations
Net investment income (loss) B	.969	.942	.933	.924	1.118
Net realized and unrealized gain (loss)	4.563	.775	4.668	4.020	(5.011)
Total from investment operations	5.532	1.717	5.601	4.944	(3.893)
Distributions from net investment income	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Total Return A	11.12%	3.55%	12.41%	11.98%	(7.87)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,108	$ 1,521	$ 1,463	$ 1,026	$ 749
Portfolio turnover rate C	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Income from Investment Operations
Net investment income (loss) B	.969	.944	.930	.922	1.119
Net realized and unrealized gain (loss)	4.573	.763	4.671	4.032	(5.022)
Total from investment operations	5.542	1.707	5.601	4.954	(3.903)
Distributions from net investment income	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Total Return A	11.14%	3.53%	12.41%	12.00%	(7.89)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 25	$ 28	$ 37	$ 57
Portfolio turnover rate C	49%	65%	26%	34%	64%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Blue Chip Growth Fund	5.3	5.4
Fidelity Disciplined Equity Fund	0.0	6.2
Fidelity Equity-Income Fund	8.1	8.2
Fidelity Large Cap Stock Fund	6.1	0.0
Fidelity Series 100 Index Fund	5.3	5.3
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.7	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.4	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	1.9	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.5
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.5	19.3
	32.5	32.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.4
Fidelity Short-Term Bond Fund	8.8	8.5
	17.5	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,853	$ 122,791
Fidelity Blue Chip Growth Fund (a)	1,905	113,623
Fidelity Equity-Income Fund (a)	3,135	174,916
Fidelity Large Cap Stock Fund (a)	5,312	131,270
Fidelity Series 100 Index Fund (a)	10,177	113,368
Fidelity Series Broad Market Opportunities Fund (a)	15,107	201,073
Fidelity Series Small Cap Opportunities Fund (a)	1,287	17,439
TOTAL DOMESTIC EQUITY FUNDS		874,480
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Institutional Class (a)	3,177	116,306
TOTAL EQUITY FUNDS (Cost $828,729)		990,786
Fixed-Income Funds - 36.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (a)	4,388	42,166
Fidelity Strategic Income Fund (a)	3,830	42,132
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,298

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund (a)	13,617	$ 139,572
Fidelity Strategic Real Return Fund (a)	14,880	139,573
Fidelity Total Bond Fund (a)	39,645	419,449
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		698,594
TOTAL FIXED-INCOME FUNDS (Cost $804,830)		782,892
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	187,282	187,282
Fidelity Short-Term Bond Fund (a)	21,915	187,589
TOTAL SHORT-TERM FUNDS (Cost $374,523)		374,871
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,008,082)		2,148,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119)
NET ASSETS - 100%		$ 2,148,430
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 106,479	$ 43,290	$ 58,004	$ 2,002	$ 116,306
Fidelity Advisor Mid Cap II Fund Institutional Class	104,677	50,423	54,441	234	122,791
Fidelity Blue Chip Growth Fund	97,320	42,005	51,168	483	113,623
Fidelity Capital & Income Fund	37,097	17,502	14,491	2,020	42,166
Fidelity Disciplined Equity Fund	115,558	26,768	165,994	2,747	-
Fidelity Equity-Income Fund	153,706	63,947	78,459	4,112	174,916
Fidelity Government Income Fund	109,512	75,722	37,572	1,576	139,572
Fidelity Institutional Money Market Portfolio Institutional Class	141,722	94,292	48,732	265	187,282
Fidelity Large Cap Stock Fund	-	133,409	5,350	249	131,270
Fidelity Series 100 Index Fund	99,489	48,312	47,618	8,214	113,368
Fidelity Series Broad Market Opportunities Fund	173,397	70,150	88,203	1,184	201,073
Fidelity Series Small Cap Opportunities Fund	14,904	7,065	8,218	66	17,439
Fidelity Short-Term Bond Fund	142,610	94,827	49,672	1,376	187,589
Fidelity Strategic Income Fund	36,800	18,893	12,886	1,424	42,132
Fidelity Strategic Real Return Fund	113,902	66,676	37,572	2,706	139,573
Fidelity Total Bond Fund	332,105	223,546	112,804	9,761	419,449
Total	$ 1,779,278	$ 1,076,827	$ 871,184	$ 38,419	$ 2,148,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $2,008,082) - See accompanying schedule		$ 2,148,549
Receivable for investments sold		2,376
Total assets		2,150,925

Liabilities
Payable for fund shares redeemed	$ 2,377
Distribution and service plan fees payable	118
Total liabilities		2,495

Net Assets		$ 2,148,430
Net Assets consist of:
Paid in capital		$ 2,173,271
Undistributed net investment income		401
Accumulated undistributed net realized gain (loss) on investments		(165,709)
Net unrealized appreciation (depreciation) on investments		140,467
Net Assets		$ 2,148,430

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,069 ÷ 5,548.14 shares)		$ 54.81

Maximum offering price per share (100/94.25 of $54.81)		$ 58.15
Class T: Net Asset Value and redemption price per share ($84,894 ÷ 1,548.54 shares)		$ 54.82

Maximum offering price per share (100/96.50 of $54.82)		$ 56.81

Class C: Net Asset Value and offering price per share ($30,509 ÷ 557.10 shares)A		$ 54.76

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,701,646 ÷ 31,044.14 shares)		$ 54.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,312 ÷ 498.29 shares)		$ 54.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 38,419

Expenses
Distribution and service plan fees	$ 1,364
Independent trustees' compensation	7
Total expenses before reductions	1,371
Expense reductions	(7)	1,364
Net investment income (loss)		37,055
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,637
Capital gain distributions from underlying funds	28,307
Total net realized gain (loss)		58,944
Change in net unrealized appreciation (depreciation) on underlying funds		132,987
Net gain (loss)		191,931
Net increase (decrease) in net assets resulting from operations		$ 228,986

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,055	$ 34,853
Net realized gain (loss)	58,944	45,033
Change in net unrealized appreciation (depreciation)	132,987	(33,218)
Net increase (decrease) in net assets resulting from operations	228,986	46,668
Distributions to shareholders from net investment income	(36,935)	(34,935)
Distributions to shareholders from net realized gain	(8,863)	(6,646)
Total distributions	(45,798)	(41,581)
Share transactions - net increase (decrease)	186,174	(342,188)
Total increase (decrease) in net assets	369,362	(337,101)

Net Assets
Beginning of period	1,779,068	2,116,169
End of period (including undistributed net investment income of $401 and undistributed net investment income of $310, respectively)	$ 2,148,430	$ 1,779,068

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) C	.906	.793	.750	.743	1.042
Net realized and unrealized gain (loss)	4.920	.712	4.846	4.098	(5.184)
Total from investment operations	5.826	1.505	5.596	4.841	(4.142)
Distributions from net investment income	(.879)	(.789)	(.796)	(.771)	(1.028)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.106)	(.945)	(.996)	(.881)	(1.648)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Total Return A,B	11.79%	3.13%	12.52%	11.87%	(8.56)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.73%	1.64%	1.55%	1.68%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 139	$ 108	$ 45	$ 69
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) C	.781	.668	.630	.638	.944
Net realized and unrealized gain (loss)	4.911	.713	4.851	4.092	(5.184)
Total from investment operations	5.692	1.381	5.481	4.730	(4.240)
Distributions from net investment income	(.725)	(.675)	(.671)	(.670)	(.930)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.952)	(.831)	(.871)	(.780)	(1.550)
Net asset value, end of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Total Return A,B	11.50%	2.87%	12.26%	11.59%	(8.79)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.48%	1.39%	1.30%	1.44%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 298	$ 130	$ 116	$ 55
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Income from Investment Operations
Net investment income (loss) C	.508	.430	.387	.412	.757
Net realized and unrealized gain (loss)	4.915	.730	4.848	4.087	(5.183)
Total from investment operations	5.423	1.160	5.235	4.499	(4.426)
Distributions from net investment income	(.556)	(.374)	(.435)	(.449)	(.724)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.783)	(.530)	(.635)	(.559)	(1.344)
Net asset value, end of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Total Return A,B	10.93%	2.40%	11.70%	11.01%	(9.25)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.97%	.89%	.80%	.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 9	$ 184	$ 174	$ 183
Portfolio turnover rate D	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) B	1.040	.913	.878	.856	1.138
Net realized and unrealized gain (loss)	4.914	.711	4.844	4.091	(5.190)
Total from investment operations	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return A	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,702	$ 1,309	$ 1,666	$ 622	$ 357
Portfolio turnover rate C	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) B	1.039	.912	.870	.855	1.136
Net realized and unrealized gain (loss)	4.915	.712	4.852	4.092	(5.188)
Total from investment operations	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return A	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate C	45%	60%	25%	61%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Blue Chip Growth Fund	5.5	5.6
Fidelity Disciplined Equity Fund	0.0	6.4
Fidelity Equity-Income Fund	8.5	8.6
Fidelity Large Cap Stock Fund	6.4	0.0
Fidelity Series 100 Index Fund	5.5	5.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.6	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.2	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.3	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.5	18.4
	30.9	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.0	7.8
	16.0	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 48.8%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	22,907	$ 480,592
Fidelity Blue Chip Growth Fund (a)	7,454	444,607
Fidelity Equity-Income Fund (a)	12,267	684,505
Fidelity Large Cap Stock Fund (a)	20,831	514,724
Fidelity Series 100 Index Fund (a)	39,822	443,617
Fidelity Series Broad Market Opportunities Fund (a)	59,146	787,235
Fidelity Series Small Cap Opportunities Fund (a)	5,055	68,500
TOTAL DOMESTIC EQUITY FUNDS		3,423,780
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	13,653	499,848
TOTAL EQUITY FUNDS (Cost $3,203,777)		3,923,628
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (a)	18,099	173,936
Fidelity Strategic Income Fund (a)	15,800	173,797
TOTAL HIGH YIELD FIXED-INCOME FUNDS		347,733

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund (a)	48,539	$ 497,527
Fidelity Strategic Real Return Fund (a)	53,042	497,534
Fidelity Total Bond Fund (a)	141,021	1,492,003
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,487,064
TOTAL FIXED-INCOME FUNDS (Cost $2,853,082)		2,834,797
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	642,394	642,394
Fidelity Short-Term Bond Fund (a)	75,086	642,734
TOTAL SHORT-TERM FUNDS (Cost $1,279,594)		1,285,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,336,453)		8,043,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134)
NET ASSETS - 100%		$ 8,043,419
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 387,888	$ 182,315	$ 160,308	$ 6,742	$ 499,848
Fidelity Advisor Mid Cap II Fund Institutional Class	348,439	196,711	143,018	732	480,592
Fidelity Blue Chip Growth Fund	323,721	163,943	134,592	1,499	444,607
Fidelity Capital & Income Fund	129,598	73,330	35,080	7,547	173,936
Fidelity Disciplined Equity Fund	383,435	105,550	572,750	8,440	-
Fidelity Equity-Income Fund	510,466	246,402	197,295	14,235	684,505
Fidelity Government Income Fund	337,867	266,850	80,339	5,163	497,527
Fidelity Institutional Money Market Portfolio Institutional Class	419,703	321,304	98,613	824	642,394
Fidelity Large Cap Stock Fund	-	514,855	10,286	1,097	514,724
Fidelity Series 100 Index Fund	330,434	181,513	118,064	25,786	443,617
Fidelity Series Broad Market Opportunities Fund	577,045	271,925	222,181	3,642	787,235
Fidelity Series Small Cap Opportunities Fund	49,604	27,706	21,999	204	68,500
Fidelity Short-Term Bond Fund	422,564	324,449	103,074	4,331	642,734
Fidelity Strategic Income Fund	128,662	81,069	32,209	5,340	173,797
Fidelity Strategic Real Return Fund	350,537	242,230	80,332	8,643	497,534
Fidelity Total Bond Fund	1,023,539	789,670	241,280	31,978	1,492,003
Total	$ 5,723,502	$ 3,989,822	$ 2,251,420	$ 126,203	$ 8,043,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $7,336,453) - See accompanying schedule		$ 8,043,553
Cash		1
Receivable for fund shares sold		35,000
Total assets		8,078,554

Liabilities
Payable for investments purchased	$ 34,996
Distribution and service plan fees payable	139
Total liabilities		35,135

Net Assets		$ 8,043,419
Net Assets consist of:
Paid in capital		$ 7,748,016
Undistributed net investment income		1,493
Accumulated undistributed net realized gain (loss) on investments		(413,190)
Net unrealized appreciation (depreciation) on investments		707,100
Net Assets		$ 8,043,419

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,631 ÷ 2,190.04 shares)		$ 55.54

Maximum offering price per share (100/94.25 of $55.54)		$ 58.93
Class T: Net Asset Value and redemption price per share ($326,432 ÷ 5,876.39 shares)		$ 55.55

Maximum offering price per share (100/96.50 of $55.55)		$ 57.56
Class C: Net Asset Value and offering price per share ($17,807 ÷ 320.89 shares)A		$ 55.49

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($7,494,106 ÷ 134,924.32 shares)		$ 55.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,443 ÷ 1,502.31 shares)		$ 55.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 126,203

Expenses
Distribution and service plan fees	$ 1,326
Independent trustees' compensation	24
Total expenses before reductions	1,350
Expense reductions	(24)	1,326
Net investment income (loss)		124,877
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101,427
Capital gain distributions from underlying funds	88,848
Total net realized gain (loss)		190,275
Change in net unrealized appreciation (depreciation) on underlying funds		480,221
Net gain (loss)		670,496
Net increase (decrease) in net assets resulting from operations		$ 795,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,877	$ 100,790
Net realized gain (loss)	190,275	155,086
Change in net unrealized appreciation (depreciation)	480,221	(131,252)
Net increase (decrease) in net assets resulting from operations	795,373	124,624
Distributions to shareholders from net investment income	(124,207)	(101,077)
Distributions to shareholders from net realized gain	(26,559)	(17,138)
Total distributions	(150,766)	(118,215)
Share transactions - net increase (decrease)	1,675,414	(405,722)
Total increase (decrease) in net assets	2,320,021	(399,313)

Net Assets
Beginning of period	5,723,398	6,122,711
End of period (including undistributed net investment income of $1,493 and undistributed net investment income of $996, respectively)	$ 8,043,419	$ 5,723,398

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Income from Investment Operations
Net investment income (loss) C	.868	.792	.802	.789	1.000
Net realized and unrealized gain (loss)	5.348	.666	4.972	4.116	(5.341)
Total from investment operations	6.216	1.458	5.774	4.905	(4.341)
Distributions from net investment income	(.879)	(.794)	(.815)	(.785)	(.979)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.106)	(.948)	(1.024)	(.895)	(1.309)
Net asset value, end of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Total Return A, B	12.49%	3.02%	12.85%	11.96%	(8.93)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.64%	1.63%	1.65%	1.78%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 133	$ 133	$ 359	$ 278
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Income from Investment Operations
Net investment income (loss) C	.738	.672	.682	.678	.905
Net realized and unrealized gain (loss)	5.346	.678	4.975	4.107	(5.340)
Total from investment operations	6.084	1.350	5.657	4.785	(4.435)
Distributions from net investment income	(.767)	(.676)	(.668)	(.675)	(.875)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.994)	(.830)	(.877)	(.785)	(1.205)
Net asset value, end of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Total Return A, B	12.21%	2.79%	12.57%	11.66%	(9.15)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.39%	1.38%	1.40%	1.53%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326	$ 128	$ 130	$ 328	$ 311
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Income from Investment Operations
Net investment income (loss) C	.471	.427	.438	.454	.711
Net realized and unrealized gain (loss)	5.346	.662	4.974	4.117	(5.333)
Total from investment operations	5.817	1.089	5.412	4.571	(4.622)
Distributions from net investment income	(.540)	(.435)	(.453)	(.431)	(.678)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.767)	(.589)	(.662)	(.541)	(1.008)
Net asset value, end of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Total Return A, B	11.65%	2.24%	12.01%	11.13%	(9.60)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.88%	.90%	1.02%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 33	$ 49	$ 51	$ 86
Portfolio turnover rate D	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) B	1.003	.914	.925	.900	1.087
Net realized and unrealized gain (loss)	5.340	.680	4.965	4.115	(5.330)
Total from investment operations	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return A	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,494	$ 5,405	$ 5,783	$ 5,383	$ 5,641
Portfolio turnover rate C	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) B	1.011	.916	.923	.899	1.097
Net realized and unrealized gain (loss)	5.332	.678	4.967	4.116	(5.340)
Total from investment operations	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return A	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate C	34%	46%	17%	16%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.2
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Disciplined Equity Fund	0.0	6.6
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Large Cap Stock Fund	6.6	0.0
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.9	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.9	17.6
	29.9	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

Expected
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,339	$ 363,773
Fidelity Blue Chip Growth Fund (a)	5,645	336,749
Fidelity Equity-Income Fund (a)	9,294	518,628
Fidelity Large Cap Stock Fund (a)	15,758	389,387
Fidelity Series 100 Index Fund (a)	30,161	335,996
Fidelity Series Broad Market Opportunities Fund (a)	44,804	596,337
Fidelity Series Small Cap Opportunities Fund (a)	3,839	52,021
TOTAL DOMESTIC EQUITY FUNDS		2,592,891
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Institutional Class (a)	11,275	412,788
TOTAL EQUITY FUNDS (Cost $2,426,940)		3,005,679
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (a)	14,258	137,015
Fidelity Strategic Income Fund (a)	12,446	136,911
TOTAL HIGH YIELD FIXED-INCOME FUNDS		273,926

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (a)	34,338	$ 351,965
Fidelity Strategic Real Return Fund (a)	37,525	351,986
Fidelity Total Bond Fund (a)	99,974	1,057,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,761,674
TOTAL FIXED-INCOME FUNDS (Cost $2,052,756)		2,035,600
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	429,392	429,392
Fidelity Short-Term Bond Fund (a)	50,188	429,610
TOTAL SHORT-TERM FUNDS (Cost $855,519)		859,002
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,335,215)		5,900,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289)
NET ASSETS - 100%		$ 5,899,992
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 302,006	$ 159,162	$ 114,135	$ 5,011	$ 412,788
Fidelity Advisor Mid Cap II Fund Institutional Class	249,381	150,967	89,441	487	363,773
Fidelity Blue Chip Growth Fund	232,123	131,323	87,571	1,016	336,749
Fidelity Capital & Income Fund	95,946	58,749	21,887	5,271	137,015
Fidelity Disciplined Equity Fund	275,140	65,771	395,497	5,766	-
Fidelity Equity-Income Fund	366,154	197,747	128,132	9,632	518,628
Fidelity Government Income Fund	228,894	184,647	44,220	3,271	351,965
Fidelity Institutional Money Market Portfolio Institutional Class	264,418	217,659	52,685	490	429,392
Fidelity Large Cap Stock Fund	-	383,236	1,532	756	389,387
Fidelity Series 100 Index Fund	237,100	144,318	77,602	17,356	335,996
Fidelity Series Broad Market Opportunities Fund	412,998	219,146	143,155	2,487	596,337
Fidelity Series Small Cap Opportunities Fund	35,399	21,202	13,436	139	52,021
Fidelity Short-Term Bond Fund	266,071	216,940	52,686	2,573	429,610
Fidelity Strategic Income Fund	95,196	63,718	19,447	3,730	136,911
Fidelity Strategic Real Return Fund	237,983	167,781	44,217	5,556	351,986
Fidelity Total Bond Fund	694,095	547,891	132,769	20,236	1,057,723
Total	$ 3,992,904	$ 2,930,257	$ 1,418,412	$ 83,777	$ 5,900,281
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $5,335,215) - See accompanying schedule		$ 5,900,281
Cash		1
Receivable for investments sold		2,000
Total assets		5,902,282

Liabilities
Payable for fund shares redeemed	1,997
Distribution and service plan fees payable	293
Total liabilities		2,290

Net Assets		$ 5,899,992
Net Assets consist of:
Paid in capital		$ 5,400,976
Undistributed net investment income		983
Accumulated undistributed net realized gain (loss) on investments		(67,033)
Net unrealized appreciation (depreciation) on investments		565,066
Net Assets		$ 5,899,992

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,943 ÷ 2,613.78 shares)		$ 55.45

Maximum offering price per share (100/94.25 of $55.45)		$ 58.83
Class T: Net Asset Value and redemption price per share ($15,306 ÷ 275.54 shares)		$ 55.55

Maximum offering price per share (100/96.50 of $55.55)		$ 57.56
Class C: Net Asset Value and offering price per share ($315,414 ÷ 5,701.07 shares)A		$ 55.33

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($5,366,844 ÷ 96,784.99 shares)		$ 55.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,485 ÷ 1,036.65 shares)		$ 55.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 83,777

Expenses
Distribution and service plan fees	$ 3,407
Independent trustees' compensation	16
Total expenses before reductions	3,423
Expense reductions	(16)	3,407
Net investment income (loss)		80,370
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	95,641
Capital gain distributions from underlying funds	59,682
Total net realized gain (loss)		155,323
Change in net unrealized appreciation (depreciation) on underlying funds		299,880
Net gain (loss)		455,203
Net increase (decrease) in net assets resulting from operations		$ 535,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,370	$ 77,258
Net realized gain (loss)	155,323	(19,660)
Change in net unrealized appreciation (depreciation)	299,880	71,227
Net increase (decrease) in net assets resulting from operations	535,573	128,825
Distributions to shareholders from net investment income	(80,007)	(77,373)
Distributions to shareholders from net realized gain	(17,604)	(13,766)
Total distributions	(97,611)	(91,139)
Share transactions - net increase (decrease)	1,469,395	(390,844)
Total increase (decrease) in net assets	1,907,357	(353,158)

Net Assets
Beginning of period	3,992,635	4,345,793
End of period (including undistributed net investment income of $983 and undistributed net investment income of $678, respectively)	$ 5,899,992	$ 3,992,635

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) C	.886	.815	.791	.718	.978
Net realized and unrealized gain (loss)	5.568	.598	5.066	4.180	(5.404)
Total from investment operations	6.454	1.413	5.857	4.898	(4.426)
Distributions from net investment income	(.896)	(.796)	(.801)	(.713)	(1.004)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.124)	(.943)	(.977)	(.818)	(1.494)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Total Return A, B	13.06%	2.94%	13.15%	12.08%	(9.22)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.67%	1.68%	1.63%	1.63%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145	$ 86	$ 72	$ 66	$ 55
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) C	.745	.715	.655	.603	.881
Net realized and unrealized gain (loss)	5.590	.598	5.076	4.182	(5.402)
Total from investment operations	6.335	1.313	5.731	4.785	(4.521)
Distributions from net investment income	(.757)	(.636)	(.665)	(.590)	(.909)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.985)	(.783)	(.841)	(.695)	(1.399)
Net asset value, end of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Total Return A, B	12.78%	2.72%	12.85%	11.79%	(9.45)%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% F	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% F	.46%	.50%	.50%	.50%
Expenses net of all reductions	.51% F	.46%	.50%	.50%	.50%
Net investment income (loss)	1.41%	1.48%	1.38%	1.37%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 13	$ 15	$ 45	$ 71
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Income from Investment Operations
Net investment income (loss) C	.486	.451	.428	.385	.693
Net realized and unrealized gain (loss)	5.561	.604	5.060	4.185	(5.400)
Total from investment operations	6.047	1.055	5.488	4.570	(4.707)
Distributions from net investment income	(.559)	(.448)	(.452)	(.385)	(.713)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.787)	(.595)	(.628)	(.490)	(1.203)
Net asset value, end of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Total Return A, B	12.21%	2.19%	12.30%	11.26%	(9.91)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.92%	.93%	.88%	.88%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315	$ 312	$ 270	$ 186	$ 178
Portfolio turnover rate D	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) B	1.015	.935	.917	.821	1.101
Net realized and unrealized gain (loss)	5.567	.608	5.062	4.178	(5.429)
Total from investment operations	6.582	1.543	5.979	4.999	(4.328)
Distributions from net investment income	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Total Return A	13.33%	3.22%	13.43%	12.34%	(8.99)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,367	$ 3,558	$ 3,962	$ 1,628	$ 303
Portfolio turnover rate C	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) B	1.020	.936	.911	.825	1.074
Net realized and unrealized gain (loss)	5.562	.607	5.058	4.184	(5.402)
Total from investment operations	6.582	1.543	5.969	5.009	(4.328)
Distributions from net investment income	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Total Return A	13.33%	3.22%	13.41%	12.36%	(8.99)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 24	$ 27	$ 36	$ 55
Portfolio turnover rate C	32%	50%	24%	31%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.3
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	0.0	6.8
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	0.0
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.8	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.4	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.0
	29.0	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.7
Fidelity Short-Term Bond Fund	6.7	6.7
	13.3	13.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.4%

Expected
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,334	$ 300,718
Fidelity Blue Chip Growth Fund (a)	4,667	278,414
Fidelity Equity-Income Fund (a)	7,680	428,523
Fidelity Large Cap Stock Fund (a)	13,025	321,858
Fidelity Series 100 Index Fund (a)	24,936	277,791
Fidelity Series Broad Market Opportunities Fund (a)	37,014	492,658
Fidelity Series Small Cap Opportunities Fund (a)	3,169	42,934
TOTAL DOMESTIC EQUITY FUNDS		2,142,896
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class (a)	10,116	370,337
TOTAL EQUITY FUNDS (Cost $2,061,015)		2,513,233
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (a)	12,202	117,258
Fidelity Strategic Income Fund (a)	10,652	117,167
TOTAL HIGH YIELD FIXED-INCOME FUNDS		234,425

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund (a)	26,876	$ 275,478
Fidelity Strategic Real Return Fund (a)	29,369	275,483
Fidelity Total Bond Fund (a)	78,164	826,974
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,377,935
TOTAL FIXED-INCOME FUNDS (Cost $1,651,721)		1,612,360
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	317,994	317,994
Fidelity Short-Term Bond Fund (a)	37,169	318,164
TOTAL SHORT-TERM FUNDS (Cost $635,404)		636,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,348,140)		4,761,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(116)
NET ASSETS - 100%		$ 4,761,635
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 275,891	$ 130,923	$ 105,810	$ 5,263	$ 370,337
Fidelity Advisor Mid Cap II Fund Institutional Class	210,301	118,777	77,670	552	300,718
Fidelity Blue Chip Growth Fund	195,348	98,535	73,119	1,140	278,414
Fidelity Capital & Income Fund	83,548	48,127	18,811	5,221	117,258
Fidelity Disciplined Equity Fund	231,869	82,195	368,482	5,892	-
Fidelity Equity-Income Fund	308,866	148,618	110,023	9,592	428,523
Fidelity Government Income Fund	181,103	144,559	34,577	2,944	275,478
Fidelity Institutional Money Market Portfolio Institutional Class	205,940	152,321	40,267	431	317,994
Fidelity Large Cap Stock Fund	-	316,643	1,053	707	321,858
Fidelity Series 100 Index Fund	199,685	113,374	64,613	19,484	277,791
Fidelity Series Broad Market Opportunities Fund	348,223	163,027	122,359	2,813	492,658
Fidelity Series Small Cap Opportunities Fund	29,887	16,411	11,913	157	42,934
Fidelity Short-Term Bond Fund	207,297	151,746	40,267	2,256	318,164
Fidelity Strategic Income Fund	82,880	53,826	16,802	3,691	117,167
Fidelity Strategic Real Return Fund	188,689	129,772	34,577	5,199	275,483
Fidelity Total Bond Fund	550,423	426,777	103,707	18,233	826,974
Total	$ 3,299,950	$ 2,295,631	$ 1,224,050	$ 83,575	$ 4,761,751
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,348,140) - See accompanying schedule	$ 4,761,751

Liabilities
Distribution and service plan fees payable	116

Net Assets	$ 4,761,635
Net Assets consist of:
Paid in capital	$ 4,396,365
Undistributed net investment income	764
Accumulated undistributed net realized gain (loss) on investments	(49,105)
Net unrealized appreciation (depreciation) on investments	413,611
Net Assets	$ 4,761,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($228,977 ÷ 4,317.36 shares)	$ 53.04

Maximum offering price per share (100/94.25 of $53.04)	$ 56.28
Class T: Net Asset Value and redemption price per share ($26,637 ÷ 501.84 shares)	$ 53.08

Maximum offering price per share (100/96.50 of $53.08)	$ 55.01

Class C: Net Asset Value and offering price per share ($68,808 ÷ 1,298.40 shares)A	$ 52.99

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($4,418,387 ÷ 83,292.60 shares)	$ 53.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,826 ÷ 354.88 shares)	$ 53.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 83,575

Expenses
Distribution and service plan fees	$ 1,291
Independent trustees' compensation	15
Total expenses before reductions	1,306
Expense reductions	(15)	1,291
Net investment income (loss)		82,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	91,859
Capital gain distributions from underlying funds	58,728
Total net realized gain (loss)		150,587
Change in net unrealized appreciation (depreciation) on underlying funds		298,362
Net gain (loss)		448,949
Net increase (decrease) in net assets resulting from operations		$ 531,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,284	$ 39,662
Net realized gain (loss)	150,587	100,607
Change in net unrealized appreciation (depreciation)	298,362	(41,402)
Net increase (decrease) in net assets resulting from operations	531,233	98,867
Distributions to shareholders from net investment income	(81,963)	(39,403)
Distributions to shareholders from net realized gain	(32,634)	(105,815)
Total distributions	(114,597)	(145,218)
Share transactions - net increase (decrease)	1,045,148	1,767,286
Total increase (decrease) in net assets	1,461,784	1,720,935

Net Assets
Beginning of period	3,299,851	1,578,916
End of period (including undistributed net investment income of $764 and undistributed net investment income of $549, respectively)	$ 4,761,635	$ 3,299,851

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Income from Investment Operations
Net investment income (loss) C	.906	.717	.796	.727	.930
Net realized and unrealized gain (loss)	5.480	.618	5.086	4.154	(5.570)
Total from investment operations	6.386	1.335	5.882	4.881	(4.640)
Distributions from net investment income	(.852)	(.770)	(.812)	(.796)	(.960)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.256)	(2.495)	(1.002)	(.901)	(1.670)
Net asset value, end of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Total Return A,B	13.55%	2.85%	13.38%	12.19%	(9.66)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.37%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%	1.51%	1.66%	1.67%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229	$ 217	$ 214	$ 200	$ 183
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Income from Investment Operations
Net investment income (loss) C	.781	.599	.676	.620	.821
Net realized and unrealized gain (loss)	5.484	.599	5.107	4.147	(5.548)
Total from investment operations	6.265	1.198	5.783	4.767	(4.727)
Distributions from net investment income	(.721)	(.633)	(.693)	(.682)	(.863)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.125)	(2.358)	(.883)	(.787)	(1.573)
Net asset value, end of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Total Return A,B	13.27%	2.55%	13.14%	11.90%	(9.88)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.62%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%	1.26%	1.41%	1.43%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 24	$ 27	$ 35	$ 54
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Income from Investment Operations
Net investment income (loss) C	.529	.358	.434	.403	.624
Net realized and unrealized gain (loss)	5.469	.615	5.102	4.143	(5.532)
Total from investment operations	5.998	.973	5.536	4.546	(4.908)
Distributions from net investment income	(.534)	(.438)	(.446)	(.451)	(.662)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(.938)	(2.163)	(.636)	(.556)	(1.372)
Net asset value, end of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Total Return A,B	12.68%	2.07%	12.55%	11.33%	(10.32)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.12%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%	.76%	.91%	.93%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 52	$ 22	$ 29	$ 46
Portfolio turnover rate D	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) B	1.033	.836	.918	.832	1.014
Net realized and unrealized gain (loss)	5.479	.618	5.095	4.147	(5.557)
Total from investment operations	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return A	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.12%	.00% D	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,418	$ 2,991	$ 1,297	$ 1,391	$ 1,285
Portfolio turnover rate C	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) B	1.032	.835	.904	.834	1.009
Net realized and unrealized gain (loss)	5.480	.619	5.109	4.145	(5.552)
Total from investment operations	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return A	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.12%	.00% D	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 17	$ 19	$ 61	$ 55
Portfolio turnover rate C	30%	37%	45%	95%	82%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.4
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	0.0	6.9
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	0.0
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.6	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.5	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.8	16.6
	28.0	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.1
Fidelity Short-Term Bond Fund	6.3	6.1
	12.5	12.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.2%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	12.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 54.4%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,855	$ 269,698
Fidelity Blue Chip Growth Fund (a)	4,185	249,635
Fidelity Equity-Income Fund (a)	6,886	384,259
Fidelity Large Cap Stock Fund (a)	11,667	288,297
Fidelity Series 100 Index Fund (a)	22,359	249,076
Fidelity Series Broad Market Opportunities Fund (a)	33,173	441,539
Fidelity Series Small Cap Opportunities Fund (a)	2,851	38,625
TOTAL DOMESTIC EQUITY FUNDS		1,921,129
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Institutional Class (a)	9,798	358,688
TOTAL EQUITY FUNDS (Cost $1,784,683)		2,279,817
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (a)	11,262	108,224
Fidelity Strategic Income Fund (a)	9,831	108,142
TOTAL HIGH YIELD FIXED-INCOME FUNDS		216,366

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund (a)	22,877	$ 234,485
Fidelity Strategic Real Return Fund (a)	24,999	234,491
Fidelity Total Bond Fund (a)	66,491	703,473
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,172,449
TOTAL FIXED-INCOME FUNDS (Cost $1,365,073)		1,388,815
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	261,036	261,036
Fidelity Short-Term Bond Fund (a)	30,511	261,172
TOTAL SHORT-TERM FUNDS (Cost $518,564)		522,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,668,320)		4,190,840
NET OTHER ASSETS (LIABILITIES) - 0.0%		(76)
NET ASSETS - 100%		$ 4,190,764
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 213,267	$ 188,128	$ 94,232	$ 3,743	$ 358,688
Fidelity Advisor Mid Cap II Fund Institutional Class	150,826	146,652	66,677	319	269,698
Fidelity Blue Chip Growth Fund	140,313	130,306	65,914	649	249,635
Fidelity Capital & Income Fund	61,723	62,417	18,222	4,101	108,224
Fidelity Disciplined Equity Fund	166,174	94,744	300,991	3,735	-
Fidelity Equity-Income Fund	221,370	198,551	95,952	6,937	384,259
Fidelity Government Income Fund	125,719	152,521	32,101	2,170	234,485
Fidelity Institutional Money Market Portfolio Institutional Class	130,816	165,553	35,333	290	261,036
Fidelity Large Cap Stock Fund	-	307,659	24,026	676	288,297
Fidelity Series 100 Index Fund	143,322	138,851	58,569	11,232	249,076
Fidelity Series Broad Market Opportunities Fund	249,911	222,206	108,110	1,584	441,539
Fidelity Series Small Cap Opportunities Fund	21,536	20,631	10,176	88	38,625
Fidelity Short-Term Bond Fund	131,625	165,666	35,333	1,539	261,172
Fidelity Strategic Income Fund	61,257	66,715	17,018	2,918	108,142
Fidelity Strategic Real Return Fund	130,652	144,124	32,100	3,634	234,491
Fidelity Total Bond Fund	380,945	457,099	98,709	13,470	703,473
Total	$ 2,329,456	$ 2,661,823	$ 1,093,463	$ 57,085	$ 4,190,840
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $3,668,320) - See accompanying schedule	$ 4,190,840
Cash	1
Total assets	4,190,841

Liabilities
Distribution and service plan fees payable	77

Net Assets	$ 4,190,764
Net Assets consist of:
Paid in capital	$ 3,708,641
Undistributed net investment income	716
Accumulated undistributed net realized gain (loss) on investments	(41,113)
Net unrealized appreciation (depreciation) on investments	522,520
Net Assets	$ 4,190,764

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,282 ÷ 365.81 shares)	$ 55.44

Maximum offering price per share (100/94.25 of $55.44)	$ 58.82
Class T: Net Asset Value and redemption price per share ($87,967 ÷ 1,586.75 shares)	$ 55.44

Maximum offering price per share (100/96.50 of $55.44)	$ 57.45
Class C: Net Asset Value and offering price per share ($49,055 ÷ 885.59 shares)A	$ 55.39

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($3,894,438 ÷ 70,281.30 shares)	$ 55.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,022 ÷ 2,508.68 shares)	$ 55.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 57,085

Expenses
Distribution and service plan fees	$ 796
Independent trustees' compensation	11
Total expenses before reductions	807
Expense reductions	(11)	796
Net investment income (loss)		56,289
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	56,225
Capital gain distributions from underlying funds	37,831
Total net realized gain (loss)		94,056
Change in net unrealized appreciation (depreciation) on underlying funds		236,800
Net gain (loss)		330,856
Net increase (decrease) in net assets resulting from operations		$ 387,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,289	$ 40,470
Net realized gain (loss)	94,056	25,007
Change in net unrealized appreciation (depreciation)	236,800	(4,302)
Net increase (decrease) in net assets resulting from operations	387,145	61,175
Distributions to shareholders from net investment income	(55,933)	(40,482)
Distributions to shareholders from net realized gain	(10,194)	(6,232)
Total distributions	(66,127)	(46,714)
Share transactions - net increase (decrease)	1,540,337	74,690
Total increase (decrease) in net assets	1,861,355	89,151

Net Assets
Beginning of period	2,329,409	2,240,258
End of period (including undistributed net investment income of $716 and undistributed net investment income of $414, respectively)	$ 4,190,764	$ 2,329,409

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.840	.782	.799	.753	.923
Net realized and unrealized gain (loss)	6.014	.504	5.233	4.174	(5.753)
Total from investment operations	6.854	1.286	6.032	4.927	(4.830)
Distributions from net investment income	(.903)	(.775)	(.772)	(.758)	(.890)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.114)	(.916)	(.972)	(.947)	(1.280)
Net asset value, end of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Total Return A,B	13.98%	2.71%	13.69%	12.29%	(10.20)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.60%	1.63%	1.66%	1.73%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 18	$ 20	$ 27	$ 63
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.719	.662	.681	.645	.828
Net realized and unrealized gain (loss)	6.008	.490	5.247	4.175	(5.757)
Total from investment operations	6.727	1.152	5.928	4.820	(4.929)
Distributions from net investment income	(.776)	(.651)	(.658)	(.651)	(.791)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.987)	(.792)	(.858)	(.840)	(1.181)
Net asset value, end of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Total Return A,B	13.71%	2.42%	13.45%	12.01%	(10.44)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.35%	1.38%	1.42%	1.48%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 23	$ 27	$ 35	$ 54
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.448	.424	.439	.426	.631
Net realized and unrealized gain (loss)	6.020	.490	5.239	4.185	(5.740)
Total from investment operations	6.468	.914	5.678	4.611	(5.109)
Distributions from net investment income	(.567)	(.443)	(.408)	(.422)	(.591)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.778)	(.584)	(.608)	(.611)	(.981)
Net asset value, end of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Total Return A,B	13.15%	1.92%	12.85%	11.47%	(10.88)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.86%	.89%	.91%	.98%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 43	$ 20	$ 27	$ 41
Portfolio turnover rate D	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Income from Investment Operations
Net investment income (loss) B	.975	.903	.921	.862	.988
Net realized and unrealized gain (loss)	6.009	.505	5.227	4.183	(5.729)
Total from investment operations	6.984	1.408	6.148	5.045	(4.741)
Distributions from net investment income	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return A	14.27%	2.97%	13.97%	12.59%	(9.98)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,894	$ 2,123	$ 2,066	$ 1,672	$ 1,628
Portfolio turnover rate C	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Income from Investment Operations
Net investment income (loss) B	.972	.904	.922	.860	1.002
Net realized and unrealized gain (loss)	6.022	.504	5.226	4.185	(5.753)
Total from investment operations	6.994	1.408	6.148	5.045	(4.751)
Distributions from net investment income	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return A	14.29%	2.97%	13.97%	12.59%	(10.00)%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 122	$ 107	$ 94	$ 108
Portfolio turnover rate C	35%	34%	39%	22%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	0.0	7.0
Fidelity Equity-Income Fund	9.3	9.4
Fidelity Large Cap Stock Fund	7.0	0.0
Fidelity Series 100 Index Fund	6.0	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.6	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.4
	27.6	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.6%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,295	$ 299,915
Fidelity Blue Chip Growth Fund (a)	4,652	277,506
Fidelity Equity-Income Fund (a)	7,652	426,985
Fidelity Large Cap Stock Fund (a)	12,979	320,703
Fidelity Series 100 Index Fund (a)	24,855	276,886
Fidelity Series Broad Market Opportunities Fund (a)	36,888	490,982
Fidelity Series Small Cap Opportunities Fund (a)	3,150	42,688
TOTAL DOMESTIC EQUITY FUNDS		2,135,665
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Institutional Class (a)	11,728	429,351
TOTAL EQUITY FUNDS (Cost $2,208,758)		2,565,016
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (a)	12,887	123,843
Fidelity Strategic Income Fund (a)	11,250	123,745
TOTAL HIGH YIELD FIXED-INCOME FUNDS		247,588

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (a)	24,655	$ 252,711
Fidelity Strategic Real Return Fund (a)	26,941	252,708
Fidelity Total Bond Fund (a)	71,834	760,002
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,265,421
TOTAL FIXED-INCOME FUNDS (Cost $1,561,244)		1,513,009
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	252,006	252,006
Fidelity Short-Term Bond Fund (a)	29,456	252,142
TOTAL SHORT-TERM FUNDS (Cost $504,166)		504,148
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,274,168)		4,582,173
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424)
NET ASSETS - 100%		$ 4,581,749
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 284,677	$ 160,610	$ 89,031	$ 6,046	$ 429,351
Fidelity Advisor Mid Cap II Fund Institutional Class	187,431	122,896	58,068	472	299,915
Fidelity Blue Chip Growth Fund	173,888	103,775	55,398	965	277,506
Fidelity Capital & Income Fund	78,680	53,420	12,294	5,100	123,843
Fidelity Disciplined Equity Fund	206,841	79,883	336,919	5,564	-
Fidelity Equity-Income Fund	275,158	156,910	81,604	8,715	426,985
Fidelity Government Income Fund	149,731	134,601	18,538	2,531	252,711
Fidelity Institutional Money Market Portfolio Institutional Class	140,813	129,314	18,121	304	252,006
Fidelity Large Cap Stock Fund	-	325,668	11,706	725	320,703
Fidelity Series 100 Index Fund	177,909	116,195	46,985	16,647	276,886
Fidelity Series Broad Market Opportunities Fund	310,449	173,172	90,568	2,391	490,982
Fidelity Series Small Cap Opportunities Fund	26,576	16,579	8,782	133	42,688
Fidelity Short-Term Bond Fund	141,744	129,102	18,121	1,606	252,142
Fidelity Strategic Income Fund	78,040	59,091	10,501	3,618	123,745
Fidelity Strategic Real Return Fund	156,039	122,951	18,537	4,449	252,708
Fidelity Total Bond Fund	455,443	399,650	55,645	15,710	760,002
Total	$ 2,843,419	$ 2,283,817	$ 930,818	$ 74,976	$ 4,582,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $4,274,168) - See accompanying schedule	$ 4,582,173

Liabilities
Distribution and service plan fees payable	424

Net Assets	$ 4,581,749
Net Assets consist of:
Paid in capital	$ 4,392,508
Undistributed net investment income	759
Accumulated undistributed net realized gain (loss) on investments	(119,523)
Net unrealized appreciation (depreciation) on investments	308,005
Net Assets	$ 4,581,749

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,141.35 ÷ 456.104 shares)	$ 55.12

Maximum offering price per share (100/94.25 of $55.12)	$ 58.48
Class T: Net Asset Value and redemption price per share ($295,166.34 ÷ 5,358.061 shares)	$ 55.09

Maximum offering price per share (100/96.50 of $55.09)	$ 57.09
Class C: Net Asset Value and offering price per share ($356,646.94 ÷ 6,486.681 shares)A	$ 54.98

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($3,904,101.67 ÷ 70,841.333 shares)	$ 55.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($692.66 ÷ 12.565 shares)	$ 55.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 74,976

Expenses
Distribution and service plan fees	$ 3,951
Independent trustees' compensation	13
Total expenses before reductions	3,964
Expense reductions	(13)	3,951
Net investment income (loss)		71,025
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,383
Capital gain distributions from underlying funds	49,164
Total net realized gain (loss)		89,547
Change in net unrealized appreciation (depreciation) on underlying funds		345,367
Net gain (loss)		434,914
Net increase (decrease) in net assets resulting from operations		$ 505,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,025	$ 51,249
Net realized gain (loss)	89,547	34,074
Change in net unrealized appreciation (depreciation)	345,367	(39,842)
Net increase (decrease) in net assets resulting from operations	505,939	45,481
Distributions to shareholders from net investment income	(70,625)	(51,325)
Distributions to shareholders from net realized gain	(12,770)	(7,797)
Total distributions	(83,395)	(59,122)
Share transactions - net increase (decrease)	1,316,059	(139,228)
Total increase (decrease) in net assets	1,738,603	(152,869)

Net Assets
Beginning of period	2,843,146	2,996,015
End of period (including undistributed net investment income of $759 and undistributed net investment income of $452, respectively)	$ 4,581,749	$ 2,843,146

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) C	.939	.760	.811	.748	.937
Net realized and unrealized gain (loss)	6.075	.441 E	5.306	4.178	(6.127)
Total from investment operations	7.014	1.201	6.117	4.926	(5.190)
Distributions from net investment income	(.913)	(.784)	(.771)	(.752)	(.940)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.094)	(.921)	(.927)	(.896)	(1.510)
Net asset value, end of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Total Return A, B	14.45%	2.56%	14.05%	12.46%	(10.72)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%	1.60%	1.70%	1.74%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 27	$ 31	$ 40	$ 54
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.809	.641	.693	.639	.844
Net realized and unrealized gain (loss)	6.077	.448 E	5.287	4.183	(6.122)
Total from investment operations	6.886	1.089	5.980	4.822	(5.278)
Distributions from net investment income	(.785)	(.672)	(.654)	(.648)	(.852)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.966)	(.809)	(.810)	(.792)	(1.422)
Net asset value, end of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Total Return A, B	14.18%	2.32%	13.73%	12.19%	(10.93)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.55%	1.35%	1.45%	1.49%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 278	$ 288	$ 265	$ 265
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Income from Investment Operations
Net investment income (loss) C	.553	.404	.454	.424	.655
Net realized and unrealized gain (loss)	6.061	.445 E	5.293	4.179	(6.114)
Total from investment operations	6.614	.849	5.747	4.603	(5.459)
Distributions from net investment income	(.593)	(.452)	(.451)	(.429)	(.651)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.774)	(.589)	(.607)	(.573)	(1.221)
Net asset value, end of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Total Return A, B	13.60%	1.80%	13.17%	11.61%	(11.38)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.06%	.85%	.95%	.99%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 174	$ 216	$ 119	$ 116
Portfolio turnover rate D	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) B	1.073	.880	.939	.854	1.034
Net realized and unrealized gain (loss)	6.070	.445 E	5.291	4.183	(6.126)
Total from investment operations	7.143	1.325	6.230	5.037	(5.092)
Distributions from net investment income	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Total Return A	14.74%	2.82%	14.32%	12.75%	(10.48)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 2,363	$ 2,433	$ 598	$ 632
Portfolio turnover rate C	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) B	1.108	.873	.929	.851	1.031
Net realized and unrealized gain (loss)	6.065	.452 E	5.291	4.186	(6.123)
Total from investment operations	7.173	1.325	6.220	5.037	(5.092)
Distributions from net investment income	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Total Return A	14.80%	2.82%	14.30%	12.75%	(10.48)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 28	$ 103	$ 67
Portfolio turnover rate C	25%	62%	19%	26%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Disciplined Equity Fund	0.0	7.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	0.0
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.5	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.1	16.0
	26.8	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

Expected
Domestic Equity Funds	47.2%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 57.7%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,345	$ 154,090
Fidelity Blue Chip Growth Fund (a)	2,390	142,546
Fidelity Equity-Income Fund (a)	3,935	219,578
Fidelity Large Cap Stock Fund (a)	6,670	164,807
Fidelity Series 100 Index Fund (a)	12,767	142,227
Fidelity Series Broad Market Opportunities Fund (a)	18,958	252,326
Fidelity Series Small Cap Opportunities Fund (a)	1,624	22,000
TOTAL DOMESTIC EQUITY FUNDS		1,097,574
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	6,467	236,767
TOTAL EQUITY FUNDS (Cost $989,299)		1,334,341
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (a)	6,814	65,481
Fidelity Strategic Income Fund (a)	5,948	65,430
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,911

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund (a)	12,078	$ 123,795
Fidelity Strategic Real Return Fund (a)	13,198	123,798
Fidelity Total Bond Fund (a)	35,189	372,304
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		619,897
TOTAL FIXED-INCOME FUNDS (Cost $728,251)		750,808
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	113,294	113,294
Fidelity Short-Term Bond Fund (a)	13,242	113,354
TOTAL SHORT-TERM FUNDS (Cost $224,455)		226,648
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,942,005)		2,311,797
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150)
NET ASSETS - 100%		$ 2,311,647
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 228,645	$ 80,960	$ 124,109	$ 4,198	$ 236,767
Fidelity Advisor Mid Cap II Fund Institutional Class	140,411	59,980	74,672	317	154,090
Fidelity Blue Chip Growth Fund	130,565	49,966	70,615	637	142,546
Fidelity Capital & Income Fund	60,974	26,189	24,897	3,368	65,481
Fidelity Disciplined Equity Fund	154,734	41,665	228,112	3,627	-
Fidelity Equity-Income Fund	206,147	73,495	106,893	5,374	219,578
Fidelity Government Income Fund	107,850	64,565	40,756	1,536	123,795
Fidelity Institutional Money Market Portfolio Institutional Class	87,915	57,868	32,488	171	113,294
Fidelity Large Cap Stock Fund	-	161,779	388	348	164,807
Fidelity Series 100 Index Fund	133,368	58,464	66,109	11,143	142,227
Fidelity Series Broad Market Opportunities Fund	232,637	80,107	119,760	1,557	252,326
Fidelity Series Small Cap Opportunities Fund	19,923	8,285	10,970	87	22,000
Fidelity Short-Term Bond Fund	88,458	58,934	33,913	888	113,354
Fidelity Strategic Income Fund	60,520	28,833	22,668	2,371	65,430
Fidelity Strategic Real Return Fund	112,080	55,633	40,686	2,513	123,798
Fidelity Total Bond Fund	327,624	189,360	121,836	9,501	372,304
Total	$ 2,091,851	$ 1,096,083	$ 1,118,872	$ 47,636	$ 2,311,797
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $1,942,005) - See accompanying schedule	$ 2,311,797

Liabilities
Distribution and service plan fees payable	150

Net Assets	$ 2,311,647
Net Assets consist of:
Paid in capital	$ 1,899,233
Undistributed net investment income	363
Accumulated undistributed net realized gain (loss) on investments	42,259
Net unrealized appreciation (depreciation) on investments	369,792
Net Assets	$ 2,311,647

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,313 ÷ 2,228.21 shares)	$ 54.44

Maximum offering price per share (100/94.25 of $54.44)	$ 57.76
Class T: Net Asset Value and redemption price per share ($134,790 ÷ 2,475.96 shares)	$ 54.44

Maximum offering price per share (100/96.50 of $54.44)	$ 56.41
Class C: Net Asset Value and offering price per share ($84,053 ÷ 1,547.08 shares)A	$ 54.33

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,942,137 ÷ 35,668.45 shares)	$ 54.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,354 ÷ 539.14 shares)	$ 54.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 47,636

Expenses
Distribution and service plan fees	$ 1,589
Independent trustees' compensation	8
Total expenses before reductions	1,597
Expense reductions	(8)	1,589
Net investment income (loss)		46,047
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	86,785
Capital gain distributions from underlying funds	33,072
Total net realized gain (loss)		119,857
Change in net unrealized appreciation (depreciation) on underlying funds		155,950
Net gain (loss)		275,807
Net increase (decrease) in net assets resulting from operations		$ 321,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,047	$ 27,942
Net realized gain (loss)	119,857	30,204
Change in net unrealized appreciation (depreciation)	155,950	(32,596)
Net increase (decrease) in net assets resulting from operations	321,854	25,550
Distributions to shareholders from net investment income	(45,956)	(27,910)
Distributions to shareholders from net realized gain	(9,447)	(3,924)
Total distributions	(55,403)	(31,834)
Share transactions - net increase (decrease)	(46,535)	490,682
Total increase (decrease) in net assets	219,916	484,398

Net Assets
Beginning of period	2,091,731	1,607,333
End of period (including undistributed net investment income of $363 and undistributed net investment income of $325, respectively)	$ 2,311,647	$ 2,091,731

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Income from Investment Operations
Net investment income (loss) C	.953	.739	.858	.744	.856
Net realized and unrealized gain (loss)	6.186	.384	5.317	4.191	(6.093)
Total from investment operations	7.139	1.123	6.175	4.935	(5.237)
Distributions from net investment income	(.909)	(.769)	(.802)	(.710)	(.873)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.109)	(.903)	(.995)	(.875)	(1.073)
Net asset value, end of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Total Return A,B	14.95%	2.44%	14.43%	12.72%	(11.24)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.85%	1.59%	1.82%	1.76%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 76	$ 34	$ 32	$ 115
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) C	.820	.624	.736	.636	.791
Net realized and unrealized gain (loss)	6.201	.367	5.326	4.191	(6.111)
Total from investment operations	7.021	.991	6.062	4.827	(5.320)
Distributions from net investment income	(.781)	(.647)	(.689)	(.612)	(.780)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(.981)	(.781)	(.882)	(.777)	(.980)
Net asset value, end of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Total Return A,B	14.69%	2.15%	14.15%	12.43%	(11.45)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.59%	1.34%	1.57%	1.50%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 105	$ 127	$ 37	$ 57
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Income from Investment Operations
Net investment income (loss) C	.561	.390	.505	.424	.611
Net realized and unrealized gain (loss)	6.186	.379	5.319	4.192	(6.107)
Total from investment operations	6.747	.769	5.824	4.616	(5.496)
Distributions from net investment income	(.587)	(.435)	(.441)	(.421)	(.594)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(.787)	(.569)	(.634)	(.586)	(.794)
Net asset value, end of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Total Return A,B	14.10%	1.67%	13.59%	11.87%	(11.89)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09%	.84%	1.08%	1.01%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84	$ 74	$ 72	$ 91	$ 57
Portfolio turnover rate D	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Income from Investment Operations
Net investment income (loss) B	1.076	.857	.969	.849	.965
Net realized and unrealized gain (loss)	6.200	.377	5.332	4.187	(6.112)
Total from investment operations	7.276	1.234	6.301	5.036	(5.147)
Distributions from net investment income	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return A	15.26%	2.68%	14.74%	12.99%	(11.02)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,942	$ 1,811	$ 1,345	$ 2,051	$ 1,165
Portfolio turnover rate C	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) B	1.078	.857	.973	.848	.974
Net realized and unrealized gain (loss)	6.198	.377	5.328	4.188	(6.111)
Total from investment operations	7.276	1.234	6.301	5.036	(5.137)
Distributions from net investment income	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return A	15.26%	2.68%	14.74%	12.99%	(11.00)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 25	$ 29	$ 38	$ 58
Portfolio turnover rate C	49%	57%	19%	23%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Disciplined Equity Fund	0.0	7.3
Fidelity Equity-Income Fund	9.7	9.8
Fidelity Large Cap Stock Fund	7.3	0.0
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.6	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.2	11.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	15.6
	26.4	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.6
Fidelity Short-Term Bond Fund	3.9	3.6
	7.8	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	7.2%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,323	$ 279,514
Fidelity Blue Chip Growth Fund (a)	4,342	259,016
Fidelity Equity-Income Fund (a)	7,142	398,541
Fidelity Large Cap Stock Fund (a)	12,114	299,339
Fidelity Series 100 Index Fund (a)	23,199	258,437
Fidelity Series Broad Market Opportunities Fund (a)	34,431	458,271
Fidelity Series Small Cap Opportunities Fund (a)	2,941	39,848
TOTAL DOMESTIC EQUITY FUNDS		1,992,966
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Institutional Class (a)	12,550	459,465
TOTAL EQUITY FUNDS (Cost $2,085,118)		2,452,431
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (a)	12,729	122,327
Fidelity Strategic Income Fund (a)	11,112	122,231
TOTAL HIGH YIELD FIXED-INCOME FUNDS		244,558

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund (a)	21,106	$ 216,334
Fidelity Strategic Real Return Fund (a)	23,063	216,334
Fidelity Total Bond Fund (a)	61,496	650,627
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,083,295
TOTAL FIXED-INCOME FUNDS (Cost $1,358,527)		1,327,853
Short-Term Funds - 7.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	160,455	160,455
Fidelity Short-Term Bond Fund (a)	18,755	160,540
TOTAL SHORT-TERM FUNDS (Cost $320,894)		320,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,764,539)		4,101,279
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131)
NET ASSETS - 100%		$ 4,101,148
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 314,366	$ 177,797	$ 105,214	$ 5,530	$ 459,465
Fidelity Advisor Mid Cap II Fund Institutional Class	181,006	119,035	62,389	393	279,514
Fidelity Blue Chip Growth Fund	168,427	103,135	60,526	779	259,016
Fidelity Capital & Income Fund	81,004	51,302	13,493	4,815	122,327
Fidelity Disciplined Equity Fund	199,788	56,363	299,019	4,497	-
Fidelity Equity-Income Fund	265,686	153,160	85,299	7,567	398,541
Fidelity Government Income Fund	134,073	113,961	20,717	2,071	216,334
Fidelity Institutional Money Market Portfolio Institutional Class	80,529	93,481	13,555	174	160,455
Fidelity Large Cap Stock Fund	-	297,893	4,629	647	299,339
Fidelity Series 100 Index Fund	172,111	112,393	51,305	13,840	258,437
Fidelity Series Broad Market Opportunities Fund	300,051	171,513	97,666	1,901	458,271
Fidelity Series Small Cap Opportunities Fund	25,794	16,348	9,344	106	39,848
Fidelity Short-Term Bond Fund	81,031	93,081	13,217	922	160,540
Fidelity Strategic Income Fund	80,387	56,587	12,114	3,417	122,231
Fidelity Strategic Real Return Fund	139,359	102,898	19,383	3,537	216,334
Fidelity Total Bond Fund	405,757	336,652	58,820	12,826	650,627
Total	$ 2,629,369	$ 2,055,599	$ 926,690	$ 63,022	$ 4,101,279
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2013

Assets
Investment in securities, at value (cost $3,764,539) - See accompanying schedule	$ 4,101,279

Liabilities
Distribution and service plan fees payable	131

Net Assets	$ 4,101,148
Net Assets consist of:
Paid in capital	$ 3,758,468
Undistributed net investment income	721
Accumulated undistributed net realized gain (loss) on investments	5,219
Net unrealized appreciation (depreciation) on investments	336,740
Net Assets	$ 4,101,148

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,527.6 ÷ 173.505 shares)	$ 54.91

Maximum offering price per share (100/94.25 of $54.91)	$ 58.26
Class T: Net Asset Value and redemption price per share ($9,978.9 ÷ 181.437 shares)	$ 55.00

Maximum offering price per share (100/96.50 of $55.00)	$ 56.99
Class C: Net Asset Value and offering price per share ($154,457.1 ÷ 2,821.149 shares)A	$ 54.75

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($3,924,872.8 ÷ 71,524.333 shares)	$ 54.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,311.5 ÷ 42.122 shares)	$ 54.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 63,022

Expenses
Distribution and service plan fees	$ 1,381
Independent trustees' compensation	11
Total expenses before reductions	1,392
Expense reductions	(11)	1,381
Net investment income (loss)		61,641
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,794
Capital gain distributions from underlying funds	41,668
Total net realized gain (loss)		103,462
Change in net unrealized appreciation (depreciation) on underlying funds		281,207
Net gain (loss)		384,669
Net increase (decrease) in net assets resulting from operations		$ 446,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,641	$ 40,116
Net realized gain (loss)	103,462	117,214
Change in net unrealized appreciation (depreciation)	281,207	(111,202)
Net increase (decrease) in net assets resulting from operations	446,310	46,128
Distributions to shareholders from net investment income	(61,371)	(40,029)
Distributions to shareholders from net realized gain	(14,161)	(5,624)
Total distributions	(75,532)	(45,653)
Share transactions - net increase (decrease)	1,101,109	478,557
Total increase (decrease) in net assets	1,471,887	479,032

Net Assets
Beginning of period	2,629,261	2,150,229
End of period (including undistributed net investment income of $721 and undistributed net investment income of $455, respectively)	$ 4,101,148	$ 2,629,261

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) C	.927	.762	.789	.722	.933
Net realized and unrealized gain (loss)	6.538	.331	5.608	4.298	(6.238)
Total from investment operations	7.465	1.093	6.397	5.020	(5.305)
Distributions from net investment income	(.933)	(.771)	(.805)	(.710)	(.885)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.185)	(.903)	(.997)	(.810)	(1.095)
Net asset value, end of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Total Return A,B	15.58%	2.36%	14.94%	12.97%	(11.41)%
Ratios to Average Net Assets D,E
Expenses before reductions	.24% F	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24% F	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24% F	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79%	1.64%	1.67%	1.70%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 7	$ 96	$ 34	$ 57
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Income from Investment Operations
Net investment income (loss) C	.781	.649	.672	.616	.836
Net realized and unrealized gain (loss)	6.563	.312	5.604	4.301	(6.227)
Total from investment operations	7.344	.961	6.276	4.917	(5.391)
Distributions from net investment income	(.702)	(.649)	(.704)	(.607)	(.789)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(.954)	(.781)	(.896)	(.707)	(.999)
Net asset value, end of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Total Return A,B	15.30%	2.08%	14.64%	12.69%	(11.62)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53%	1.39%	1.42%	1.45%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 51	$ 131	$ 111	$ 102
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Income from Investment Operations
Net investment income (loss) C	.532	.415	.435	.402	.664
Net realized and unrealized gain (loss)	6.524	.310	5.609	4.305	(6.229)
Total from investment operations	7.056	.725	6.044	4.707	(5.565)
Distributions from net investment income	(.604)	(.463)	(.482)	(.397)	(.605)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(.856)	(.595)	(.674)	(.497)	(.815)
Net asset value, end of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Total Return A,B	14.71%	1.57%	14.08%	12.13%	(12.06)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03%	.89%	.93%	.95%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154	$ 107	$ 79	$ 99	$ 57
Portfolio turnover rate D	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) B	1.051	.885	.910	.833	1.015
Net realized and unrealized gain (loss)	6.531	.317	5.602	4.297	(6.231)
Total from investment operations	7.582	1.202	6.512	5.130	(5.216)
Distributions from net investment income	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Total Return A	15.86%	2.60%	15.21%	13.26%	(11.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,925	$ 2,462	$ 1,797	$ 1,262	$ 384
Portfolio turnover rate C	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) B	1.040	.865	.906	.828	1.022
Net realized and unrealized gain (loss)	6.552	.327	5.616	4.302	(6.238)
Total from investment operations	7.592	1.192	6.522	5.130	(5.216)
Distributions from net investment income	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Total Return A	15.88%	2.58%	15.24%	13.26%	(11.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 48	$ 62	$ 57
Portfolio turnover rate C	30%	63%	75%	129%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	7.0
Fidelity Blue Chip Growth Fund	6.5	6.5
Fidelity Disciplined Equity Fund	0.0	7.6
Fidelity Equity-Income Fund	10.0	10.1
Fidelity Large Cap Stock Fund	7.5	0.0
Fidelity Series 100 Index Fund	6.5	6.5
Fidelity Series Broad Market Opportunities Fund	11.5	11.6
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	50.0	50.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	12.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.2
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.7	15.7
	26.1	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.6	2.3
Fidelity Short-Term Bond Fund	2.6	2.3
	5.2	4.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Expected
Domestic Equity Funds	49.6%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	5.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2013. The period end allocation is based on the fund's holdings as of July 31, 2013. The expected allocation represents the fund's anticipated allocation at January 31, 2014.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2013

Showing Percentage of Net Assets

Equity Funds - 62.3%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	47,525	$ 997,084
Fidelity Blue Chip Growth Fund (a)	15,476	923,125
Fidelity Equity-Income Fund (a)	25,438	1,419,415
Fidelity Large Cap Stock Fund (a)	43,188	1,067,175
Fidelity Series 100 Index Fund (a)	82,680	921,057
Fidelity Series Broad Market Opportunities Fund (a)	122,620	1,632,066
Fidelity Series Small Cap Opportunities Fund (a)	10,506	142,355
TOTAL DOMESTIC EQUITY FUNDS		7,102,277
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class (a)	47,730	1,747,407
TOTAL EQUITY FUNDS (Cost $7,216,070)		8,849,684
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund (a)	46,920	450,899
Fidelity Strategic Income Fund (a)	40,959	450,550
TOTAL HIGH YIELD FIXED-INCOME FUNDS		901,449

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund (a)	72,443	$ 742,543
Fidelity Strategic Real Return Fund (a)	79,164	742,556
Fidelity Total Bond Fund (a)	210,811	2,230,384
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,715,483
TOTAL FIXED-INCOME FUNDS (Cost $4,628,278)		4,616,932
Short-Term Funds - 5.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	373,043	373,043
Fidelity Short-Term Bond Fund (a)	43,602	373,234
TOTAL SHORT-TERM FUNDS (Cost $744,820)		746,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,589,168)		14,212,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153)
NET ASSETS - 100%		$ 14,212,740
Legend
(a) Affiliated company
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 940,999	$ 916,162	$ 378,489	$ 21,801	$ 1,747,407
Fidelity Advisor Mid Cap II Fund Institutional Class	518,086	553,648	227,402	1,391	997,084
Fidelity Blue Chip Growth Fund	482,231	486,707	220,807	2,806	923,125
Fidelity Capital & Income Fund	238,378	260,744	61,470	17,105	450,899
Fidelity Disciplined Equity Fund	570,697	359,773	1,087,926	16,411	-
Fidelity Equity-Income Fund	759,653	730,665	310,063	26,090	1,419,415
Fidelity Government Income Fund	370,901	502,561	95,409	6,833	742,543
Fidelity Institutional Money Market Portfolio Institutional Class	144,715	270,869	42,542	372	373,043
Fidelity Large Cap Stock Fund	-	1,058,230	14,068	2,251	1,067,175
Fidelity Series 100 Index Fund	492,245	522,499	190,378	48,752	921,057
Fidelity Series Broad Market Opportunities Fund	858,038	821,540	354,218	6,937	1,632,066
Fidelity Series Small Cap Opportunities Fund	73,403	77,246	34,729	385	142,355
Fidelity Short-Term Bond Fund	145,582	271,119	42,542	1,980	373,234
Fidelity Strategic Income Fund	236,680	283,383	59,412	12,138	450,550
Fidelity Strategic Real Return Fund	384,940	474,266	95,409	11,852	742,556
Fidelity Total Bond Fund	1,124,907	1,499,292	286,516	42,518	2,230,384
Total	$ 7,341,455	$ 9,088,704	$ 3,501,380	$ 219,622	$ 14,212,893
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (cost $12,589,168) - See accompanying schedule		$ 14,212,893
Receivable for investments sold		25,670
Total assets		14,238,563

Liabilities
Payable for fund shares redeemed	$ 25,667
Distribution and service plan fees payable	156
Total liabilities		25,823

Net Assets		$ 14,212,740
Net Assets consist of:
Paid in capital		$ 12,371,949
Undistributed net investment income		2,401
Accumulated undistributed net realized gain (loss) on investments		214,665
Net unrealized appreciation (depreciation) on investments		1,623,725
Net Assets		$ 14,212,740

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,484 ÷ 1,274.1 shares)		$ 55.32

Maximum offering price per share (100/94.25 of $55.32)		$ 58.69
Class T: Net Asset Value and redemption price per share ($153,380 ÷ 2,771.9 shares)		$ 55.33

Maximum offering price per share (100/96.50 of $55.33)		$ 57.34
Class C: Net Asset Value and offering price per share ($97,453 ÷ 1,765.0 shares)A		$ 55.21

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($13,861,604 ÷ 250,577.4 shares)		$ 55.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,819 ÷ 539.1 shares)		$ 55.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2013

Investment Income
Income distributions from underlying funds		$ 219,622

Expenses
Distribution and service plan fees	$ 1,150
Independent trustees' compensation	37
Total expenses before reductions	1,187
Expense reductions	(37)	1,150
Net investment income (loss)		218,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	251,249
Capital gain distributions from underlying funds	138,991
Total net realized gain (loss)		390,240
Change in net unrealized appreciation (depreciation) on underlying funds		1,032,865
Net gain (loss)		1,423,105
Net increase (decrease) in net assets resulting from operations		$ 1,641,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 218,472	$ 117,162
Net realized gain (loss)	390,240	(18,384)
Change in net unrealized appreciation (depreciation)	1,032,865	71,737
Net increase (decrease) in net assets resulting from operations	1,641,577	170,515
Distributions to shareholders from net investment income	(217,103)	(117,023)
Distributions to shareholders from net realized gain	(34,182)	(15,935)
Total distributions	(251,285)	(132,958)
Share transactions - net increase (decrease)	5,481,063	1,671,463
Total increase (decrease) in net assets	6,871,355	1,709,020

Net Assets
Beginning of period	7,341,385	5,632,365
End of period (including undistributed net investment income of $2,401 and undistributed net investment income of $1,247, respectively)	$ 14,212,740	$ 7,341,385

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) C	.977	.782	.757	.747	.819
Net realized and unrealized gain (loss)	6.833	.281	5.719	4.285	(6.123)
Total from investment operations	7.810	1.063	6.476	5.032	(5.304)
Distributions from net investment income	(.973)	(.791)	(.801)	(.717)	(.866)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.150)	(.923)	(.996)	(.822)	(1.066)
Net asset value, end of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Total Return A, B	16.28%	2.30%	15.12%	13.00%	(11.40)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.86%	1.66%	1.61%	1.77%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70	$ 20	$ 23	$ 29	$ 88
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.836	.660	.637	.642	.739
Net realized and unrealized gain (loss)	6.839	.287	5.727	4.281	(6.128)
Total from investment operations	7.675	.947	6.364	4.923	(5.389)
Distributions from net investment income	(.838)	(.675)	(.679)	(.608)	(.771)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.015)	(.807)	(.874)	(.713)	(.971)
Net asset value, end of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Total Return A, B	15.98%	2.05%	14.85%	12.71%	(11.62)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.61%	1.42%	1.35%	1.52%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153	$ 132	$ 29	$ 37	$ 57
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.582	.427	.402	.430	.560
Net realized and unrealized gain (loss)	6.821	.290	5.719	4.275	(6.123)
Total from investment operations	7.403	.717	6.121	4.705	(5.563)
Distributions from net investment income	(.656)	(.465)	(.456)	(.390)	(.587)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(.833)	(.597)	(.651)	(.495)	(.787)
Net asset value, end of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Total Return A, B	15.40%	1.55%	14.26%	12.12%	(12.05)%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.12%	.91%	.85%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 24	$ 28	$ 37	$ 56
Portfolio turnover rate D	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) B	1.099	.897	.880	.857	.900
Net realized and unrealized gain (loss)	6.837	.284	5.719	4.279	(6.114)
Total from investment operations	7.936	1.181	6.599	5.136	(5.214)
Distributions from net investment income	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Total Return A	16.57%	2.56%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,862	$ 7,139	$ 5,524	$ 3,395	$ 1,395
Portfolio turnover rate C	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) B	1.095	.896	.874	.855	.918
Net realized and unrealized gain (loss)	6.841	.275	5.725	4.281	(6.132)
Total from investment operations	7.936	1.171	6.599	5.136	(5.214)
Distributions from net investment income	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Total Return A	16.57%	2.54%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 26	$ 29	$ 38	$ 57
Portfolio turnover rate C	34%	40%	15%	20%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 5,949,802	$ 385,008	$ (1,783)	$ 383,225
Fidelity Income Replacement 2018 Fund	5,557,250	250,129	(68,865)	181,264
Fidelity Income Replacement 2020 Fund	5,561,144	535,899	(52,256)	483,643
Fidelity Income Replacement 2022 Fund	4,693,938	301,119	(72,184)	228,935
Fidelity Income Replacement 2024 Fund	2,682,827	215,395	(35,964)	179,431
Fidelity Income Replacement 2026 Fund	2,018,708	154,828	(24,987)	129,841
Fidelity Income Replacement 2028 Fund	7,386,291	730,656	(73,394)	657,262
Fidelity Income Replacement 2030 Fund	5,348,062	593,992	(41,773)	552,219
Fidelity Income Replacement 2032 Fund	4,350,027	461,986	(50,262)	411,724
Fidelity Income Replacement 2034 Fund	3,706,677	517,637	(33,474)	484,163
Fidelity Income Replacement 2036 Fund	4,284,658	358,954	(61,439)	297,515
Fidelity Income Replacement 2038 Fund	1,952,731	367,686	(8,620)	359,066
Fidelity Income Replacement 2040 Fund	3,780,473	358,882	(38,076)	320,806
Fidelity Income Replacement 2042 Fund	12,628,717	1,687,797	(103,621)	1,584,176

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 853	$ -	$ (107,587)	$ 383,225
Fidelity Income Replacement 2018 Fund	1,066	-	(429,153)	181,264
Fidelity Income Replacement 2020 Fund	1,135	9,714	-	483,643
Fidelity Income Replacement 2022 Fund	964	-	(505,520)	228,935
Fidelity Income Replacement 2024 Fund	505	-	(118)	179,431
Fidelity Income Replacement 2026 Fund	401	-	(155,084)	129,841
Fidelity Income Replacement 2028 Fund	1,493	-	(363,353)	657,262
Fidelity Income Replacement 2030 Fund	984	-	(54,186)	552,219
Fidelity Income Replacement 2032 Fund	765	55,815	(103,033)	411,724
Fidelity Income Replacement 2034 Fund	716	-	(2,756)	484,163
Fidelity Income Replacement 2036 Fund	759	-	(109,031)	297,515
Fidelity Income Replacement 2038 Fund	364	52,984	-	359,066
Fidelity Income Replacement 2040 Fund	1,549	53,873	(33,547)	320,806
Fidelity Income Replacement 2042 Fund	2,401	254,212	-	1,584,176

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Fiscal year of expiration
	2018	2019	Total capital loss carryforward

Fidelity Income Replacement 2016 Fund	$ -	$ (107,587)	$ (107,587)
Fidelity Income Replacement 2018 Fund	(391,941)	(37,212)	(429,153)
Fidelity Income Replacement 2022 Fund	(431,402)	(74,118)	(505,520)
Fidelity Income Replacement 2024 Fund	-	(118)	(118)
Fidelity Income Replacement 2026 Fund	(155,084)	-	(155,084)
Fidelity Income Replacement 2028 Fund	(152,928)	(210,425)	(363,353)
Fidelity Income Replacement 2030 Fund	(54,186)	-	(54,186)
Fidelity Income Replacement 2032 Fund	(103,033)	-	(103,033)
Fidelity Income Replacement 2034 Fund	-	(2,756)	(2,756)
Fidelity Income Replacement 2036 Fund	(106,154)	(2,877)	(109,031)
Fidelity Income Replacement 2040 Fund	(16,857)	(16,690)	(33,547)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

The tax character of distributions paid was as follows:

July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 112,389	$ -	$ 112,389
Fidelity Income Replacement 2018 Fund	118,283	-	118,283
Fidelity Income Replacement 2020 Fund	114,787	-	114,787
Fidelity Income Replacement 2022 Fund	104,849	-	104,849
Fidelity Income Replacement 2024 Fund	51,499	-	51,499
Fidelity Income Replacement 2026 Fund	45,798	-	45,798
Fidelity Income Replacement 2028 Fund	150,766	-	150,766
Fidelity Income Replacement 2030 Fund	97,611	-	97,611
Fidelity Income Replacement 2032 Fund	98,149	16,448	114,597
Fidelity Income Replacement 2034 Fund	66,127	-	66,127
Fidelity Income Replacement 2036 Fund	83,395	-	83,395
Fidelity Income Replacement 2038 Fund	55,403	-	55,403
Fidelity Income Replacement 2040 Fund	72,475	3,057	75,532
Fidelity Income Replacement 2042 Fund	251,285	-	251,285
July 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 184,121	$ -	$ 184,121
Fidelity Income Replacement 2018 Fund	108,300	-	108,300
Fidelity Income Replacement 2020 Fund	88,531	-	88,531
Fidelity Income Replacement 2022 Fund	75,143	-	75,143
Fidelity Income Replacement 2024 Fund	39,513	-	39,513
Fidelity Income Replacement 2026 Fund	41,581	-	41,581
Fidelity Income Replacement 2028 Fund	118,215	-	118,215
Fidelity Income Replacement 2030 Fund	91,139	-	91,139
Fidelity Income Replacement 2032 Fund	44,243	100,975	145,218
Fidelity Income Replacement 2034 Fund	46,714	-	46,714
Fidelity Income Replacement 2036 Fund	59,122	-	59,122
Fidelity Income Replacement 2038 Fund	31,834	-	31,834
Fidelity Income Replacement 2040 Fund	45,653	-	45,653
Fidelity Income Replacement 2042 Fund	132,958	-	132,958

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,011,185	4,923,142
Fidelity Income Replacement 2018 Fund	2,296,908	2,414,631
Fidelity Income Replacement 2020 Fund	3,324,342	2,404,904
Fidelity Income Replacement 2022 Fund	2,093,836	1,768,266
Fidelity Income Replacement 2024 Fund	1,785,394	1,199,326
Fidelity Income Replacement 2026 Fund	1,076,827	871,184
Fidelity Income Replacement 2028 Fund	3,989,822	2,251,420
Fidelity Income Replacement 2030 Fund	2,930,257	1,418,412
Fidelity Income Replacement 2032 Fund	2,295,631	1,224,050
Fidelity Income Replacement 2034 Fund	2,661,823	1,093,463
Fidelity Income Replacement 2036 Fund	2,283,817	930,818
Fidelity Income Replacement 2038 Fund	1,096,083	1,118,872
Fidelity Income Replacement 2040 Fund	2,055,599	926,690
Fidelity Income Replacement 2042 Fund	9,088,704	3,501,380

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,828	$ 7
Class T	.25%	.25%	800	2
Class C	.75%	.25%	7,940	549
			$ 10,568	$ 558
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,802	$ 1
Class T	.25%	.25%	604	14
Class C	.75%	.25%	4,239	2,206
			$ 6,645	$ 2,221
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,003	$ 440
Class T	.25%	.25%	856	10
Class C	.75%	.25%	3,189	452
			$ 5,048	$ 902
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 975	$ 6
Class T	.25%	.25%	8	4
Class C	.75%	.25%	304	43
			$ 1,287	$ 53
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 794	$ 382
Class T	.25%	.25%	892	106
Class C	.75%	.25%	1,173	44
			$ 2,859	$ 532

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 763	$ 3
Class T	.25%	.25%	492	36
Class C	.75%	.25%	109	109
			$ 1,364	$ 148
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 331	$ -
Class T	.25%	.25%	734	-
Class C	.75%	.25%	261	1
			$ 1,326	$ 1
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 271	$ 4
Class T	.25%	.25%	72	36
Class C	.75%	.25%	3,064	237
			$ 3,407	$ 277
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 566	$ 17
Class T	.25%	.25%	126	124
Class C	.75%	.25%	599	388
			$ 1,291	$ 529
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 48	$ 48
Class T	.25%	.25%	236	122
Class C	.75%	.25%	512	449
			$ 796	$ 619
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 64	$ 53
Class T	.25%	.25%	1,440	36
Class C	.75%	.25%	2,447	680
			$ 3,951	$ 769
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 231	$ 17
Class T	.25%	.25%	568	30
Class C	.75%	.25%	790	15
			$ 1,589	$ 62
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 19	$ 17
Class T	.25%	.25%	136	32
Class C	.75%	.25%	1,226	249
			$ 1,381	$ 298
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 84	$ 12
Class T	.25%	.25%	714	136
Class C	.75%	.25%	352	324
			$ 1,150	$ 472

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 19

Fidelity Income Replacement 2018 Fund
Class A	$ 752
Class C*	314
$ 1,066
Fidelity Income Replacement 2020 Fund
Class C*	$ 45

Fidelity Income Replacement 2026 Fund
Class T	$ 20

Fidelity Income Replacement 2028 Fund
Class T	$ 338

Fidelity Income Replacement 2030 Fund
Class A	$ 380

Fidelity Income Replacement 2038 Fund
Class A	$ 426

Fidelity Income Replacement 2042 Fund
Class A	$ 3

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement *
Fidelity Income Replacement 2016 Fund	$ 29
Fidelity Income Replacement 2018 Fund	21
Fidelity Income Replacement 2020 Fund	20
Fidelity Income Replacement 2022 Fund	17
Fidelity Income Replacement 2024 Fund	9
Fidelity Income Replacement 2026 Fund	7
Fidelity Income Replacement 2028 Fund	24
Fidelity Income Replacement 2030 Fund	16
Fidelity Income Replacement 2032 Fund	15
Fidelity Income Replacement 2034 Fund	11
Fidelity Income Replacement 2036 Fund	13
Fidelity Income Replacement 2038 Fund	8
Fidelity Income Replacement 2040 Fund	11
Fidelity Income Replacement 2042 Fund	37

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 7,086	$ 17,921
Class T	1,130	3,481
Class C	2,837	7,453
Income Replacement 2016	70,663	115,628
Institutional Class	447	1,088
Total	$ 82,163	$ 145,571
From net realized gain
Class A	$ 3,311	$ 4,976
Class T	617	1,014
Class C	3,251	4,218
Income Replacement 2016	22,904	28,030
Institutional Class	143	312
Total	$ 30,226	$ 38,550
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 9,944	$ 11,734
Class T	1,343	1,790
Class C	2,932	2,008
Income Replacement 2018	64,536	68,941
Institutional Class	7,319	3,499
Total	$ 86,074	$ 87,972
From net realized gain
Class A	$ 4,058	$ 3,011
Class T	695	560
Class C	2,364	852
Income Replacement 2018	22,722	15,393
Institutional Class	2,370	512
Total	$ 32,209	$ 20,328
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 5,982	$ 6,597
Class T	2,133	2,545
Class C	2,522	2,699
Income Replacement 2020	78,702	61,446
Institutional Class	242	563
Total	$ 89,581	$ 73,850
From net realized gain
Class A	$ 1,965	$ 1,517
Class T	907	694
Class C	1,535	1,162
Income Replacement 2020	20,732	11,189
Institutional Class	67	119
Total	$ 25,206	$ 14,681
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 5,998	$ 2,823
Class T	12	136
Class C	279	226
Income Replacement 2022	76,474	60,936
Institutional Class	64	60
Total	$ 82,827	$ 64,181

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 1,895	$ 242
Class T	3	32
Class C	142	95
Income Replacement 2022	19,965	10,582
Institutional Class	17	11
Total	$ 22,022	$ 10,962
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,019	$ 3,343
Class T	2,626	2,287
Class C	1,172	1,494
Income Replacement 2024	33,777	25,214
Institutional Class	506	445
Total	$ 42,100	$ 32,783
From net realized gain
Class A	$ 647	$ 710
Class T	748	601
Class C	465	575
Income Replacement 2024	7,431	4,764
Institutional Class	108	80
Total	$ 9,399	$ 6,730
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 5,115	$ 1,894
Class T	1,165	1,958
Class C	125	1,363
Income Replacement 2026	30,035	29,280
Institutional Class	495	440
Total	$ 36,935	$ 34,935
From net realized gain
Class A	$ 1,333	$ 335
Class T	329	383
Class C	41	570
Income Replacement 2026	7,049	5,283
Institutional Class	111	75
Total	$ 8,863	$ 6,646
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 2,263	$ 1,930
Class T	2,225	1,741
Class C	253	376
Income Replacement 2028	118,706	96,589
Institutional Class	760	441
Total	$ 124,207	$ 101,077
From net realized gain
Class A	$ 602	$ 325
Class T	568	397
Class C	107	135
Income Replacement 2028	25,172	16,208
Institutional Class	110	73
Total	$ 26,559	$ 17,138

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,705	$ 1,185
Class T	201	164
Class C	3,279	2,987
Income Replacement 2030	74,151	72,596
Institutional Class	671	441
Total	$ 80,007	$ 77,373
From net realized gain
Class A	$ 386	$ 209
Class T	60	38
Class C	1,336	991
Income Replacement 2030	15,711	12,458
Institutional Class	111	70
Total	$ 17,604	$ 13,766
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,854	$ 3,369
Class T	358	301
Class C	598	213
Income Replacement 2032	76,811	35,223
Institutional Class	342	297
Total	$ 81,963	$ 39,403
From net realized gain
Class A	$ 1,834	$ 7,528
Class T	199	816
Class C	440	1,719
Income Replacement 2032	30,021	95,178
Institutional Class	140	574
Total	$ 32,634	$ 105,815
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 326	$ 276
Class T	537	304
Class C	519	184
Income Replacement 2034	51,986	37,641
Institutional Class	2,565	2,077
Total	$ 55,933	$ 40,482
From net realized gain
Class A	$ 76	$ 50
Class T	99	65
Class C	184	49
Income Replacement 2034	9,314	5,761
Institutional Class	521	307
Total	$ 10,194	$ 6,232
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 426	$ 435
Class T	4,336	3,886
Class C	2,240	1,851
Income Replacement 2036	63,610	44,807
Institutional Class	13	346
Total	$ 70,625	$ 51,325

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2013	2012
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 81	$ 75
Class T	1,001	793
Class C	622	576
Income Replacement 2036	11,064	6,275
Institutional Class	2	78
Total	$ 12,770	$ 7,797
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,288	$ 670
Class T	1,710	1,443
Class C	899	658
Income Replacement 2038	41,508	24,679
Institutional Class	551	460
Total	$ 45,956	$ 27,910
From net realized gain
Class A	$ 210	$ 96
Class T	429	297
Class C	305	202
Income Replacement 2038	8,397	3,260
Institutional Class	106	69
Total	$ 9,447	$ 3,924
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 141	$ 967
Class T	240	1,654
Class C	1,360	819
Income Replacement 2040	59,586	36,057
Institutional Class	44	532
Total	$ 61,371	$ 40,029
From net realized gain
Class A	$ 37	$ 224
Class T	107	359
Class C	555	216
Income Replacement 2040	13,452	4,701
Institutional Class	10	124
Total	$ 14,161	$ 5,624
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 552	$ 362
Class T	2,294	503
Class C	392	232
Income Replacement 2042	213,286	115,451
Institutional Class	579	475
Total	$ 217,103	$ 117,023
From net realized gain
Class A	$ 74	$ 53
Class T	482	67
Class C	89	65
Income Replacement 2042	33,444	15,682
Institutional Class	93	68
Total	$ 34,182	$ 15,935

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	163	365	8,297	17,945
Shares redeemed	(11,297)	(18,902)	(577,897)	(929,690)
Net increase (decrease)	(11,134)	(18,537)	$ (569,600)	$ (911,745)
Class T
Shares sold	-	265	$ -	$ 12,983
Reinvestment of distributions	28	63	1,401	3,101
Shares redeemed	(1,244)	(7,104)	(63,469)	(347,550)
Net increase (decrease)	(1,216)	(6,776)	$ (62,068)	$ (331,466)
Class C
Shares sold	-	6,125	$ -	$ 300,000
Reinvestment of distributions	85	157	4,320	7,690
Shares redeemed	(6,563)	(3,855)	(336,404)	(191,514)
Net increase (decrease)	(6,478)	2,427	$ (332,084)	$ 116,176
Income Replacement 2016
Shares sold	32,858	28,998	$ 1,681,315	$ 1,428,856
Reinvestment of distributions	905	1,178	46,083	57,868
Shares redeemed	(52,922)	(46,750)	(2,704,793)	(2,309,726)
Net increase (decrease)	(19,159)	(16,574)	$ (977,395)	$ (823,002)
Institutional Class
Shares sold	-	752	$ -	$ 36,796
Reinvestment of distributions	12	15	590	731
Shares redeemed	(402)	(675)	(20,428)	(33,700)
Net increase (decrease)	(390)	92	$ (19,838)	$ 3,827
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,844	1,088	$ 96,498	$ 54,624
Reinvestment of distributions	165	161	8,476	7,873
Shares redeemed	(2,302)	(1,911)	(118,731)	(94,143)
Net increase (decrease)	(293)	(662)	$ (13,757)	$ (31,646)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	18	908	863
Shares redeemed	(626)	(458)	(32,478)	(22,651)
Net increase (decrease)	(608)	(440)	$ (31,570)	$ (21,788)
Class C
Shares sold	2,007	4,696	$ 104,323	$ 235,500
Reinvestment of distributions	96	47	4,895	2,324
Shares redeemed	(1,291)	(586)	(66,610)	(28,893)
Net increase (decrease)	812	4,157	$ 42,608	$ 208,931
Income Replacement 2018
Shares sold	19,009	19,759	$ 982,691	$ 973,771
Reinvestment of distributions	656	478	33,655	23,334
Shares redeemed	(22,946)	(19,401)	(1,182,626)	(957,919)
Net increase (decrease)	(3,281)	836	$ (166,280)	$ 39,186
Institutional Class
Shares sold	3,981	6,698	$ 204,782	$ 338,000
Reinvestment of distributions	145	12	7,435	589
Shares redeemed	(4,070)	(3,839)	(209,387)	(185,000)
Net increase (decrease)	56	2,871	$ 2,830	$ 153,589

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	474	179	$ 25,017	$ 9,014
Reinvestment of distributions	103	105	5,331	5,145
Shares redeemed	(967)	(946)	(50,578)	(46,428)
Net increase (decrease)	(390)	(662)	$ (20,230)	$ (32,269)
Class T
Shares sold	129	-	$ 6,823	$ -
Reinvestment of distributions	49	54	2,541	2,633
Shares redeemed	(2,023)	(240)	(108,390)	(11,738)
Net increase (decrease)	(1,845)	(186)	$ (99,026)	$ (9,105)
Class C
Shares sold	568	1,771	$ 29,000	$ 87,281
Reinvestment of distributions	57	57	2,907	2,797
Shares redeemed	(648)	(355)	(33,562)	(17,952)
Net increase (decrease)	(23)	1,473	$ (1,655)	$ 72,126
Income Replacement 2020
Shares sold	45,319	29,581	$ 2,366,414	$ 1,469,844
Reinvestment of distributions	908	529	46,992	25,967
Shares redeemed	(27,089)	(13,868)	(1,420,725)	(675,878)
Net increase (decrease)	19,138	16,242	$ 992,681	$ 819,933
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	14	309	682
Shares redeemed	-	(399)	-	(20,000)
Net increase (decrease)	6	(385)	$ 309	$ (19,318)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,423	$ -	$ 316,060
Reinvestment of distributions	71	23	3,695	1,138
Shares redeemed	(496)	(243)	(26,081)	(12,069)
Net increase (decrease)	(425)	6,203	$ (22,386)	$ 305,129
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	3	15	168
Shares redeemed	(91)	(357)	(4,748)	(17,200)
Net increase (decrease)	(91)	(354)	$ (4,733)	$ (17,032)
Class C
Shares sold	431	-	$ 23,074	$ -
Reinvestment of distributions	1	1	67	35
Shares redeemed	-	(92)	-	(4,361)
Net increase (decrease)	432	(91)	$ 23,141	$ (4,326)
Income Replacement 2022
Shares sold	23,547	29,354	$ 1,241,849	$ 1,440,819
Reinvestment of distributions	598	314	30,901	15,180
Shares redeemed	(18,669)	(18,125)	(986,018)	(881,196)
Net increase (decrease)	5,476	11,543	$ 286,732	$ 574,803
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	1	81	71
Shares redeemed	-	(11)	-	(514)
Net increase (decrease)	2	(10)	$ 81	$ (443)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,821	622	$ 249,930	$ 30,000
Reinvestment of distributions	70	61	3,660	2,969
Shares redeemed	(1,358)	(226)	(70,040)	(10,864)
Net increase (decrease)	3,533	457	$ 183,550	$ 22,105
Class T
Shares sold	182	2,920	$ 10,000	$ 135,760
Reinvestment of distributions	30	22	1,572	1,077
Shares redeemed	(210)	(289)	(11,083)	(14,000)
Net increase (decrease)	2	2,653	$ 489	$ 122,837
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	4	319	209
Shares redeemed	(1,320)	(75)	(68,217)	(3,683)
Net increase (decrease)	(1,314)	(71)	$ (67,898)	$ (3,474)
Income Replacement 2024
Shares sold	17,502	16,063	$ 923,490	$ 781,886
Reinvestment of distributions	343	214	17,775	10,356
Shares redeemed	(9,492)	(15,497)	(496,528)	(749,124)
Net increase (decrease)	8,353	780	$ 444,737	$ 43,118
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	11	614	525
Shares redeemed	-	(79)	-	(3,719)
Net increase (decrease)	12	(68)	$ 614	$ (3,194)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	3,297	671	$ 164,296	$ 33,486
Reinvestment of distributions	104	21	5,368	1,014
Shares redeemed	(628)	(98)	(32,970)	(4,755)
Net increase (decrease)	2,773	594	$ 136,694	$ 29,745
Class T
Shares sold	147	3,515	$ 7,752	$ 173,430
Reinvestment of distributions	22	39	1,126	1,904
Shares redeemed	(4,570)	(236)	(229,341)	(11,308)
Net increase (decrease)	(4,401)	3,318	$ (220,463)	$ 164,026
Class C
Shares sold	372	-	$ 20,181	$ -
Reinvestment of distributions	3	41	166	1,933
Shares redeemed	-	(3,579)	-	(176,288)
Net increase (decrease)	375	(3,538)	$ 20,347	$ (174,355)
Income Replacement 2026
Shares sold	15,295	15,104	$ 797,527	$ 721,544
Reinvestment of distributions	419	331	21,602	15,918
Shares redeemed	(10,796)	(22,948)	(570,139)	(1,095,887)
Net increase (decrease)	4,918	(7,513)	$ 248,990	$ (358,425)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	11	606	515
Shares redeemed	-	(79)	-	(3,694)
Net increase (decrease)	11	(68)	$ 606	$ (3,179)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,289	1,288	$ 71,770	$ 61,784
Reinvestment of distributions	55	45	2,865	2,202
Shares redeemed	(1,798)	(1,360)	(97,320)	(64,118)
Net increase (decrease)	(454)	(27)	$ (22,685)	$ (132)
Class T
Shares sold	3,419	-	$ 190,058	$ -
Reinvestment of distributions	18	8	932	397
Shares redeemed	(93)	(83)	(4,963)	(4,076)
Net increase (decrease)	3,344	(75)	$ 186,027	$ (3,679)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	3	214	163
Shares redeemed	(339)	(326)	(18,000)	(16,000)
Net increase (decrease)	(335)	(323)	$ (17,786)	$ (15,837)
Income Replacement 2028
Shares sold	48,154	18,525	$ 2,584,155	$ 916,759
Reinvestment of distributions	1,125	574	58,544	27,535
Shares redeemed	(21,518)	(27,768)	(1,167,596)	(1,327,202)
Net increase (decrease)	27,761	(8,669)	$ 1,475,103	$ (382,908)
Institutional Class
Shares sold	1,004	-	$ 53,885	$ -
Reinvestment of distributions	16	11	870	514
Shares redeemed	-	(79)	-	(3,680)
Net increase (decrease)	1,020	(68)	$ 54,755	$ (3,166)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	933	508	$ 49,913	$ 25,016
Reinvestment of distributions	19	6	1,002	292
Shares redeemed	(44)	(249)	(2,337)	(12,382)
Net increase (decrease)	908	265	$ 48,578	$ 12,926
Class T
Shares sold	11	130	$ 618	$ 5,786
Reinvestment of distributions	5	4	261	202
Shares redeemed	-	(172)	-	(7,763)
Net increase (decrease)	16	(38)	$ 879	$ (1,775)
Class C
Shares sold	305	1,702	$ 16,713	$ 80,000
Reinvestment of distributions	51	44	2,604	2,115
Shares redeemed	(884)	(960)	(46,510)	(46,183)
Net increase (decrease)	(528)	786	$ (27,193)	$ 35,932
Income Replacement 2030
Shares sold	39,836	18,798	$ 2,147,451	$ 902,632
Reinvestment of distributions	950	726	49,163	34,661
Shares redeemed	(14,994)	(28,344)	(778,185)	(1,372,064)
Net increase (decrease)	25,792	(8,820)	$ 1,418,429	$ (434,771)
Institutional Class
Shares sold	538	-	$ 27,920	$ -
Reinvestment of distributions	15	11	782	511
Shares redeemed	-	(79)	-	(3,667)
Net increase (decrease)	553	(68)	$ 28,702	$ (3,156)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	112	220	5,527	10,424
Shares redeemed	(320)	(52)	(16,355)	(2,367)
Net increase (decrease)	(208)	168	$ (10,828)	$ 8,057
Class T
Shares sold	489	-	$ 25,000	$ -
Reinvestment of distributions	11	24	557	1,117
Shares redeemed	(489)	(78)	(24,956)	(3,575)
Net increase (decrease)	11	(54)	$ 601	$ (2,458)
Class C
Shares sold	190	660	$ 9,600	$ 32,801
Reinvestment of distributions	21	41	1,038	1,932
Shares redeemed	-	(65)	-	(2,961)
Net increase (decrease)	211	636	$ 10,638	$ 31,772
Income Replacement 2032
Shares sold	30,500	42,168	$ 1,530,443	$ 2,026,945
Reinvestment of distributions	1,495	2,499	73,685	118,902
Shares redeemed	(11,121)	(8,682)	(559,873)	(414,301)
Net increase (decrease)	20,874	35,985	$ 1,044,255	$ 1,731,546
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	18	482	871
Shares redeemed	-	(54)	-	(2,502)
Net increase (decrease)	10	(36)	$ 482	$ (1,631)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	7	402	326
Shares redeemed	-	(59)	-	(2,697)
Net increase (decrease)	8	(52)	$ 402	$ (2,371)
Class T
Shares sold	1,105	-	$ 59,121	$ -
Reinvestment of distributions	12	8	636	369
Shares redeemed	-	(77)	-	(3,548)
Net increase (decrease)	1,117	(69)	$ 59,757	$ (3,179)
Class C
Shares sold	583	517	$ 30,000	$ 25,724
Reinvestment of distributions	14	5	703	233
Shares redeemed	(583)	(58)	(29,858)	(2,686)
Net increase (decrease)	14	464	$ 845	$ 23,271
Income Replacement 2034
Shares sold	37,259	3,140	$ 1,995,412	$ 153,765
Reinvestment of distributions	626	241	32,352	11,289
Shares redeemed	(10,339)	(2,549)	(550,747)	(121,949)
Net increase (decrease)	27,546	832	$ 1,477,017	$ 43,105
Institutional Class
Shares sold	-	258	$ -	$ 12,168
Reinvestment of distributions	60	50	3,086	2,360
Shares redeemed	(15)	(14)	(770)	(664)
Net increase (decrease)	45	294	$ 2,316	$ 13,864

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	11	507	510
Shares redeemed	(112)	(92)	(5,700)	(4,164)
Net increase (decrease)	(102)	(81)	$ (5,193)	$ (3,654)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	54	31	2,726	1,410
Shares redeemed	(348)	(264)	(18,208)	(12,509)
Net increase (decrease)	(294)	(233)	$ (15,482)	$ (11,099)
Class C
Shares sold	3,311	30	$ 175,000	$ 1,500
Reinvestment of distributions	54	52	2,730	2,427
Shares redeemed	(419)	(959)	(22,047)	(46,079)
Net increase (decrease)	2,946	(877)	$ 155,683	$ (42,152)
Income Replacement 2036
Shares sold	27,343	20,071	$ 1,427,322	$ 968,864
Reinvestment of distributions	604	223	30,579	10,328
Shares redeemed	(5,152)	(22,004)	(276,865)	(1,034,063)
Net increase (decrease)	22,795	(1,710)	$ 1,181,036	$ (54,871)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	9	15	424
Shares redeemed	-	(563)	-	(27,876)
Net increase (decrease)	-	(554)	$ 15	$ (27,452)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	1,696	851	$ 87,117	$ 39,713
Reinvestment of distributions	30	16	1,498	766
Shares redeemed	(1,076)	-	(54,240)	-
Net increase (decrease)	650	867	$ 34,375	$ 40,479
Class T
Shares sold	361	-	$ 19,357	$ -
Reinvestment of distributions	24	13	1,182	612
Shares redeemed	(87)	(465)	(4,480)	(20,928)
Net increase (decrease)	298	(452)	$ 16,059	$ (20,316)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	19	1,204	859
Shares redeemed	-	-	-	-
Net increase (decrease)	24	19	$ 1,204	$ 859
Income Replacement 2038
Shares sold	12,010	20,341	$ 616,548	$ 976,884
Reinvestment of distributions	705	325	35,469	15,074
Shares redeemed	(14,450)	(11,169)	(750,847)	(518,978)
Net increase (decrease)	(1,735)	9,497	$ (98,830)	$ 472,980
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	11	657	529
Shares redeemed	-	(86)	-	(3,849)
Net increase (decrease)	13	(75)	$ 657	$ (3,320)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	26	7	$ 1,376	$ 317
Reinvestment of distributions	4	26	178	1,191
Shares redeemed	-	(1,864)	-	(90,268)
Net increase (decrease)	30	(1,831)	$ 1,554	$ (88,760)
Class T
Shares sold	78	63	$ 4,000	$ 2,938
Reinvestment of distributions	7	44	347	2,013
Shares redeemed	(951)	(1,755)	(48,573)	(82,476)
Net increase (decrease)	(866)	(1,648)	$ (44,226)	$ (77,525)
Class C
Shares sold	582	543	$ 31,135	$ 26,345
Reinvestment of distributions	38	22	1,915	1,035
Shares redeemed	-	-	-	-
Net increase (decrease)	620	565	$ 33,050	$ 27,380
Income Replacement 2040
Shares sold	29,430	26,082	$ 1,560,721	$ 1,264,360
Reinvestment of distributions	943	331	47,571	15,315
Shares redeemed	(9,529)	(12,843)	(497,615)	(618,513)
Net increase (decrease)	20,844	13,570	$ 1,110,677	$ 661,162
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	14	54	656
Shares redeemed	-	(961)	-	(44,356)
Net increase (decrease)	1	(947)	$ 54	$ (43,700)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	846	245	$ 45,470	$ 11,886
Reinvestment of distributions	12	9	626	415
Shares redeemed	-	(304)	-	(14,424)
Net increase (decrease)	858	(50)	$ 46,096	$ (2,123)
Class T
Shares sold	-	2,200	$ -	$ 105,795
Reinvestment of distributions	55	12	2,776	570
Shares redeemed	-	(84)	-	(3,786)
Net increase (decrease)	55	2,128	$ 2,776	$ 102,579
Class C
Shares sold	1,254	-	$ 67,885	$ -
Reinvestment of distributions	9	6	481	297
Shares redeemed	-	(83)	-	(3,716)
Net increase (decrease)	1,263	(77)	$ 68,366	$ (3,419)
Income Replacement 2042
Shares sold	146,111	52,015	$ 7,567,549	$ 2,501,513
Reinvestment of distributions	2,829	1,220	142,929	56,045
Shares redeemed	(45,108)	(20,364)	(2,347,325)	(979,817)
Net increase (decrease)	103,832	32,871	$ 5,363,153	$ 1,577,741
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	12	672	543
Shares redeemed	-	(87)	-	(3,858)
Net increase (decrease)	13	(75)	$ 672	$ (3,315)

* Amount represents less than 1 share.

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	24%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 20, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Bruce T. Herring (1965)

Year of Election or Appointment: 2013

Vice President of Fidelity's Asset Allocation Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2006-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2018 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2020 Institutional Class	09/16/13	09/13/13	$0.085
Income Replacement 2022 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2024 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2026 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2028 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2030 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2032 Institutional Class	09/16/13	09/13/13	$0.550
Income Replacement 2034 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2036 Institutional Class	09/16/13	09/13/13	$0.000
Income Replacement 2038 Institutional Class	09/16/13	09/13/13	$1.181
Income Replacement 2040 Institutional Class	09/16/13	09/13/13	$0.683
Income Replacement 2042 Institutional Class	09/16/13	09/13/13	$0.946

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2020	$18,799
Income Replacement 2032	$55,929
Income Replacement 2038	$52,984
Income Replacement 2040	$53,873
Income Replacement 2042	$254,212

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Institutional Class	12.17%
Income Replacement 2018
Institutional Class	11.95%
Income Replacement 2020
Institutional Class	10.37%
Income Replacement 2022
Institutional Class	9.40%
Income Replacement 2024
Institutional Class	8.79%
Income Replacement 2026
Institutional Class	8.10%
Income Replacement 2028
Institutional Class	7.79%
Income Replacement 2030
Institutional Class	7.58%
Income Replacement 2032
Institutional Class	6.90%
Income Replacement 2034
Institutional Class	7.01%
Income Replacement 2036
Institutional Class	6.40%
Income Replacement 2038
Institutional Class	6.71%
Income Replacement 2040
Institutional Class	6.45%
Income Replacement 2042
Institutional Class	5.88%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Income Replacement 2016
August 2012	19%
September 2012	26%
October 2012	25%
November 2012	26%
December 2012 (Ex-Date 12/21/12)	27%
December 2012 (Ex-Date 12/28/12)	26%
January 2013	7%
February 2013	7%
March 2013	7%
April 2013	7%
May 2013	7%
June 2013	7%
July 2013	7%
Institutional Class
Income Replacement 2018
August 2012	23%
September 2012	31%
October 2012	30%
November 2012	31%
December 2012 (Ex-Date 12/21/12)	32%
December 2012 (Ex-Date 12/28/12)	32%
January 2013	8%
February 2013	8%
March 2013	8%
April 2013	8%
May 2013	8%
June 2013	8%
July 2013	8%
Institutional Class
Income Replacement 2020
August 2012	29%
September 2012	39%
October 2012	38%
November 2012	39%
December 2012 (Ex-Date 12/21/12)	41%
December 2012 (Ex-Date 12/28/12)	40%
January 2013	11%
February 2013	11%
March 2013	11%
April 2013	10%
May 2013	11%
June 2013	11%
July 2013	11%
Institutional Class
Income Replacement 2022
August 2012	33%
September 2012	43%
October 2012	44%
November 2012	43%
December 2012 (Ex-Date 12/21/12)	44%
December 2012 (Ex-Date 12/28/12)	44%
January 2013	13%
February 2013	13%
March 2013	13%
April 2013	13%
May 2013	13%
June 2013	13%
July 2013	13%
Institutional Class
Income Replacement 2024
August 2012	35%
September 2012	47%
October 2012	48%
November 2012	48%
December 2012 (Ex-Date 12/21/12)	51%
December 2012 (Ex-Date 12/28/12)	50%
January 2013	15%
February 2013	15%
March 2013	15%
April 2013	15%
May 2013	15%
June 2013	15%
July 2013	16%
Institutional Class
Income Replacement 2026
August 2012	36%
September 2012	48%
October 2012	50%
November 2012	50%
December 2012 (Ex-Date 12/21/12)	52%
December 2012 (Ex-Date 12/28/12)	52%
January 2013	16%
February 2013	16%
March 2013	15%
April 2013	16%
May 2013	16%
June 2013	16%
July 2013	16%
Institutional Class
Income Replacement 2028
August 2012	39%
September 2012	52%
October 2012	52%
November 2012	52%
December 2012 (Ex-Date 12/21/12)	53%
December 2012 (Ex-Date 12/28/12)	53%
January 2013	17%
February 2013	17%
March 2013	17%
April 2013	17%
May 2013	17%
June 2013	17%
July 2013	17%
Institutional Class
Income Replacement 2030
August 2012	40%
September 2012	54%
October 2012	52%
November 2012	54%
December 2012 (Ex-Date 12/21/12)	54%
December 2012 (Ex-Date 12/28/12)	54%
January 2013	19%
February 2013	19%
March 2013	19%
April 2013	18%
May 2013	19%
June 2013	19%
July 2013	19%
Institutional Class
Income Replacement 2032
August 2012	42%
September 2012	56%
October 2012	57%
November 2012	56%
December 2012 (Ex-Date 12/21/12)	58%
December 2012 (Ex-Date 12/28/12)	57%
January 2013	13%
February 2013	13%
March 2013	13%
April 2013	13%
May 2013	13%
June 2013	13%
July 2013	13%
Institutional Class
Income Replacement 2034
August 2012	42%
September 2012	57%
October 2012	56%
November 2012	57%
December 2012 (Ex-Date 12/21/12)	57%
December 2012 (Ex-Date 12/28/12)	57%
January 2013	19%
February 2013	19%
March 2013	19%
April 2013	19%
May 2013	19%
June 2013	19%
July 2013	19%
Institutional Class
Income Replacement 2036
August 2012	43%
September 2012	60%
October 2012	59%
November 2012	61%
December 2012 (Ex-Date 12/21/12)	62%
December 2012 (Ex-Date 12/28/12)	61%
January 2013	20%
February 2013	20%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	21%
July 2013	20%
Institutional Class
Income Replacement 2038
August 2012	42%
September 2012	58%
October 2012	58%
November 2012	58%
December 2012 (Ex-Date 12/21/12)	59%
December 2012 (Ex-Date 12/28/12)	59%
January 2013	18%
February 2013	18%
March 2013	18%
April 2013	18%
May 2013	18%
June 2013	18%
July 2013	18%
Institutional Class
Income Replacement 2040
August 2012	44%
September 2012	61%
October 2012	60%
November 2012	61%
December 2012 (Ex-Date 12/21/12)	61%
December 2012 (Ex-Date 12/28/12)	61%
January 2013	20%
February 2013	20%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	20%
July 2013	20%
Institutional Class
Income Replacement 2042
August 2012	47%
September 2012	64%
October 2012	63%
November 2012	64%
December 2012 (Ex-Date 12/21/12)	64%
December 2012 (Ex-Date 12/28/12)	64%
January 2013	20%
February 2013	20%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	20%
July 2013	20%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARWI-UANN-0913
1.848183.105

Item 2. Code of Ethics

As of the end of the period, July 31, 2013, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2026 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2032 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2034 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2036 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2038 Fund	$19,000	$-	$5,100	$400
Fidelity Income Replacement 2040 Fund	$19,000	$-	$5,100	$400
Fidelity Income Replacement 2042 Fund	$19,000	$-	$5,100	$400

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2026 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2032 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2034 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2036 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2038 Fund	$19,000	$-	$4,700	$400
Fidelity Income Replacement 2040 Fund	$19,000	$-	$4,700	$400
Fidelity Income Replacement 2042 Fund	$19,000	$-	$4,700	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2013A	July 31, 2012A
Audit-Related Fees	$915,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2013 A	July 31, 2012 A
Deloitte Entities	$1,850,000	$1,895,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2013